UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-23235

                                                 Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                                 Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

                                     Washington, District of Columbia, 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 696-6000

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2023

Item 1. Reports to Stockholders.

(a)	Report pursuant to Rule 30e-1

October 31, 2023 (unaudited)
SEMI-ANNUAL REPORT
Morningstar Funds Trust
Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Global Opportunistic Equity Fund
Morningstar Alternatives Fund

Regulatory Update
The SEC recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semiannual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements and financial highlights, will not appear in the new streamlined shareholder reports, but may accompany the reports (in the case of the shareholder letter), or will be available free of charge upon request to the fund or via the fund's Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, Morningstar Funds Trust will issue its first streamlined shareholder reports beginning with its October 31, 2024 semi-annual report. The new rule requires that each series of a mutual fund issue a separate streamlined shareholder report. For example, if you are a shareholder of all nine (9) series of the Morningstar Funds Trust, you will receive nine (9) separate streamlined shareholder reports, one for each fund, upon implementation of the new rule. In addition, the new rule requires that a hard copy of a fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to ‘opt-in’ for electronic delivery of Morningstar Funds Trust’s annual and semi-annual shareholder reports, please contact your financial advisor for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a Fund) that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to exchange traded funds (ETFs), or direct equities allow us to adjust sub-asset class allocations (such as small-cap value) based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, hiring as active subadvisers both institutional managers and other managers whose mutual funds were previously used in Morningstar® Managed PortfoliosSM. Our analysts and portfolio managers continually use research, data, and analysis from Morningstar, Inc. and its affiliates to study the subadvisers and their investments closely and determine which fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds and we continuously monitor such subadvisers to confirm that they continue to meet our standards.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2023 through October 31, 2023. Included are fund holdings and positioning that may aid understanding of returns for the period.
 Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.
1All references to "we" or "our" in this report, including the funds' performance summaries, refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statement of Shareholder Rights
It is important to note that as a shareholder, you have certain rights and protections, chief among them an independent Board of Trustees (the "Trustees"), whose main role is to represent your interests.
The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each Fund. The “Independent Trustees” are Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 ("1940 Act") (e.g. not a Morningstar employee).
For more information about the Independent Trustees, please see the Fund Governance Matters section of this shareholder report.
You may contact the Trustees with comments or concerns about your investment in the Morningstar Funds:
By mail: Morningstar Funds Trust
c/o D. Scott Schilling, Chief Compliance Officer
22 West Washington Street
Chicago, IL 60602
By email: BoardofTrustees.MorningstarFundsTrust@morningstar.com

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Governance Matters
Who is representing you as a shareholder of a Morningstar Fund?
The Morningstar Funds’ Board of Trustees represents shareholder interests. As of October 31, 2023, the Morningstar Funds’ Board of Trustees is comprised of 5 trustees – 4 are “independent” trustees and 1 is an “interested” trustee as a result of being an employee of Morningstar. Additional information about the Board can be found in Morningstar Fund Trust's Statement of Additional Information (SAI), available at https://connect.rightprospectus.com/Morningstar. Information about the Trustees and the Board’s policies are available at https://www.morningstar.com/company/morningstar-funds-governance.
What is the diversity of the Board of Trustees?
The 4 Independent Trustees self-identify as follows:
•  3 as women, and 1 as a man; and
•  3 as white and 1 as Asian American
The 1 Interested Trustee self-identifies as a white man.
In terms of leadership positions of the Board:
•  Chair of the Board is a white woman;
•  Chair of the Governance Committee is a white woman; and
•  Chair of the Audit Committee is a white man.
How are Independent Trustees compensated?
The compensation adopted by the Board provides for an annual retainer for Independent Trustees of $148,000 per year. The Chair of the Board (an Independent Trustee) is paid an additional retainer of $43,000, while the Chair of the Audit Committee (an Independent Trustee) is paid an additional $15,000 and the Chair of the Governance Committee (an Independent Trustee) is paid an additional $10,000.
All Independent Trustees are reimbursed for expenses connected with attending a Board meeting, most notably airfare and lodging expenses. Independent Trustees’ annual retainer and costs in connection with attending a Board meeting are allocated among each of the nine Morningstar Funds. The Trust has no pension or retirement plan for the Independent Trustees.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Governance Matters (continued)
Are Independent Trustees required to invest in the Morningstar Funds?
Yes, the Independent Trustees have adopted a policy to invest, at a minimum, at least $148,000 in the Funds, which is equal to the base annual retainer to be paid to each Independent Trustee. There is a phase-in period for Independent Trustees who have joined the Board after 2018 that requires them to invest at least $49,333 a year (i.e., one-third of the base annual retainer) until they have invested $148,000 in the Funds. Except for the Independent Trustee who joined the Board effective April 1, 2023, the Independent Trustees have satisfied this investment requirement as of October 31, 2023. For more information on the Independent Trustees investments in Morningstar Funds, please see the Trustee Ownership of Portfolio Shares table within the Trustees and Executive Officers section of the Statement of Additional Information available at https://connect.rightprospectus.com/Morningstar.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Letter to Shareholders
Dear Shareholders:
We are delighted to present you with the Morningstar Mutual Funds semi-annual report. This report features data for the previous six months ending October 31, 2023.
Morningstar Wealth’s1 mission is to empower advisor and investor success. That commitment serves as the foundation for our offerings—a series of nine open-end multi-manager mutual funds. We aim to provide our investment team with greater control of asset allocation, and operating in a more cost-effective way, all while maintaining the same open-architecture access.
We created the Morningstar Mutual Funds which are primarily used within the Morningstar® Managed PortfoliosSM lineup of products. Our multi-asset portfolios cover a mix of asset classes in a single portfolio, which we believe is ideal as a core investment. From our Asset Allocation Series, designed to diversify core solutions able to match an investor’s risk tolerance, to our Outcome-Based Series, built with an investor’s goal in mind, each portfolio targets a consistent approach to help reach its investors' financial goals. Overall, the funds provide access to investment strategies designed to help investors, drawing on our core capabilities in asset allocation, investment selection, and portfolio construction.
At Morningstar Wealth, we hold ourselves to the same high standards set by our parent company, Morningstar, Inc., which has been a leader in the business of fund manager research for almost 40 years. Those standards inform the composition of the Funds’ Board of Trustees, reporting transparency, and more. We hope that as you learn about how we operate, you will agree that the Morningstar Mutual Funds are offered the Morningstar Wealth way: by supporting financial advisors, institutions, and the investors they serve with a fundamentally based investment approach.
We greatly appreciate your trust in the Funds and in Morningstar Wealth—and for that, we thank you. We look forward to continuing to empower advisor and investor success together.
Marta K. Norton
Chief Investment Officer, Americas
Morningstar Investment Management LLC
1 Morningstar Wealth refers to products provided by Morningstar's Investment Management Group which includes Morningstar Investment Management LLC, the investment adviser of Morningstar Funds Trust. Morningstar Mutual Funds refers to Morningstar Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (as amended). Investing in mutual funds involves risk, please read the prospectus carefully before investing (connect.rightprospectus.com/morningstar). Asset Allocation Series and Outcome-Based Series refers to model portfolios created and maintained by Morningstar Investment Management LLC and made available on the Morningstar Wealth Platform.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar U.S. Equity Fund
General Information
Net Asset Value Per Share	$10.75
Total Net Assets (millions)	$1,414
Net Expense Ratio(a)	0.85%
Gross Expense Ratio(a)	0.88%
Portfolio Turnover Rate	35%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$77.67
Price-to-Earnings Ratio(b)	19.60

Ten Largest Equities (%)(c)(d)(e)
Microsoft Corp.	3.9
Alphabet, Inc., Class A	2.9
Amazon.com, Inc.	2.9
Apple, Inc.	2.6
Meta Platforms, Inc., Class A	2.4
NVIDIA Corp.	1.5
Visa, Inc., Class A	1.4
Netflix, Inc.	1.1
Comcast Corp., Class A	1.1
Marsh & McLennan Cos., Inc.	1.1
Sector Diversification (%)(c)(d)
Technology	19.6
Financials	12.1
Industrials	10.8
Health Care	10.3
Communications	10.0
Consumer Discretionary	7.3
Consumer Staples	5.1
Energy	4.6
Materials	3.4
Real Estate	2.8
Utilities	2.8

* Includes, if any, cash, short-term investments, receivables, payables and investments rounding to less than 0.05%.
(a)Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.84% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is the share price relative to its earnings per share. The P/E ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Master Limited Partnerships and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Investment Objective
Morningstar U.S. Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may use quantitative models to select equity securities based on certain shared characteristics as determined by the Fund's adviser. The Fund may also invest in real estate investment trusts (REITs), master limited partnerships and non-U.S. companies. To meet its objective, the Fund may invest in investment companies such as ETFs, which could represent a significant percentage of assets. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
ClearBridge Investments, LLC
Diversified large-cap growth equity across stable, cyclical and select growth companies.
Diamond Hill Capital Management, Inc.
Targeted exposure to U.S. mid-cap value companies.
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Provides large-cap value exposure, favoring higher-quality, value companies with stronger balance sheets and more consistent profitability.
Wasatch Advisors, LP, d/b/a Wasatch Global Investors
Small-/mid-cap growth companies with the potential to deliver more stable profits while avoiding earlier-stage companies that may lack a proven track record of revenues and earnings.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Westwood Management Corp.
Provides small-cap equity exposure with an emphasis on value.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar International Equity Fund
General Information
Net Asset Value Per Share	$9.19
Total Net Assets (millions)	$709
Net Expense Ratio(a)	1.00%
Gross Expense Ratio(a)	1.09%
Portfolio Turnover Rate	14%
Number of Issuers	399
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$39.67
Price-to-Earnings Ratio(b)	11.96
Countries Represented	43
Emerging Markets(c)(d)	30.1%

Ten Largest Equities (%)(c)(d)(e)
Shell PLC	2.1
Allianz S.E.	1.4
Tencent Holdings Ltd.	1.3
Samsung Electronics Co. Ltd.	1.2
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2
Alibaba Group Holding Ltd.	1.1
Chugai Pharmaceutical Co. Ltd.	1.1
Samsung Electronics Co. Ltd. GDR	1.0
Lloyds Banking Group PLC	1.0
Roche Holding A.G. (Genusschein)	0.9
Sector Diversification (%)(c)(d)
Financials	17.5
Industrials	12.8
Technology	12.6
Consumer Discretionary	12.0
Consumer Staples	9.9
Health Care	8.4
Energy	7.3
Materials	6.8
Communications	6.8
Utilities	0.7
Real Estate	0.6

Region Diversification (%)(c)(d)
Europe (excluding United Kingdom)	28.8
Pacific (excluding Japan)	27.4
Japan	16.8
United Kingdom	8.6
Latin America	4.8
United States	4.6
Canada	2.5
Africa	1.2
Middle East	0.7

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.99% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is the share price relative to its earnings per share. The P/E ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar International Equity Fund
Investment Objective
Morningstar International Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may use quantitative models to select equity securities based on certain shared characteristics as determined by the Fund’s adviser. To meet its objective, the Fund may invest in investment companies such as ETFs, which could represent a significant percentage of assets. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Harding Loevner L.P.
Provides growth-leaning exposure to non-U.S. developed equity markets.
Harris Associates L.P.
Provides value-leaning exposure to non-U.S. developed equity markets.
Lazard Asset Management LLC
Provides equity exposure to emerging-markets value companies.
T. Rowe Price Associates, Inc.
Provides exposure to emerging-markets growth companies.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Global Income Fund
General Information
Net Asset Value Per Share	$8.49
Total Net Assets (millions)	$195
Net Expense Ratio(a)	0.75%
Gross Expense Ratio(a)	0.75%
Portfolio Turnover Rate	25%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Equity Portfolio (42.4%)
Number of Common Stocks	123

Five Largest Sectors (%)(b)(c)
Financials	6.3
Consumer Staples	5.0
Technology	4.3
Materials	4.1
Communications	3.9

Ten Largest Equities (%)(b)(c)(d)
OPAP S.A.	2.1
Petroleo Brasileiro S.A.	1.7
BAE Systems PLC	1.6
Arca Continental S.A.B. de C.V.	1.5
Broadcom, Inc.	1.5
TF Administradora Industrial S. de R.L. de C.V.	1.4
Nippon Telegraph & Telephone Corp.	1.4
British American Tobacco PLC ADR	1.2
Macquarie Korea Infrastructure Fund	1.2
Softbank Corp.	1.2
Fixed Income Portfolio (38.4%)
Number of Issuers	327

Sector Diversification (%)(b)(e)
Corporate	8.4
Mortgage Securities	5.0
Asset Backed Securities	4.8
Energy	4.2
Consumer Discretionary	3.9
Industrials	2.9
Communications	2.1
Financials	1.8
Government	1.5
Health Care	1.2
Materials	1.1
Technology	0.9
Utilities	0.3
Real Estate	0.2
Consumer Staples	0.1

Five Largest Issuers (%)(b)(d)(e)
Energy Transfer L.P.	2.2
Enterprise Products Partners L	1.9
Freddie Mac - STACR	0.8
BX Trust	0.8
United Rentals North America	0.5

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Credit Quality (%)(b)(e)(f)
AAA	0.9
AA	0.2
A	0.2
BBB	3.2
BB	7.8
B	7.5
CCC	2.2
CC	0.1
C	0.1
Not Rated	16.3
CCC	2.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.73% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Net Assets.
(c) Excludes Master Limited Partnerships, Investment Companies and Other.
(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(e) Excludes Common Stocks, Master Limited Partnerships, Investment Companies and Other.
(f) Credit quality ratings are based on Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Investment Objective
Morningstar Global Income Fund seeks current income and long-term capital appreciation.
Investment Strategies
In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the adviser’s assessment of their valuations, fundamental characteristics, and income levels. The Fund invests in investment companies such as ETFs which could represent a significant percentage of the Fund’s assets. The Fund generally expects to invest at least 20% (or, if market conditions are not deemed favorable, at least 10%) of its assets in securities of issuers domiciled outside of the United States and may invest up to 100% of its assets in such securities.
The Fund invests in income-generating equity securities, which may include common stocks, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The Fund may invest in companies of any size from any country, including emerging markets.
The Fund also invests in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging market debt securities, mortgage-backed and asset-backed securities, convertible securities, loans (including covenant lite loans) and floating-rate notes. The Fund may invest up to 60% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund's subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of generating income and maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Investment Subadvisers:
Cullen Capital Management LLC
Global income manager that seeks exposure to attractively priced, high-quality, dividend-paying companies in the U.S. and international markets, including emerging markets.
Western Asset Management Company, LLC
The multi-asset income sleeve seeks to generate high income across all global credit markets by leveraging Western Asset's best income ideas.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Total Return Bond Fund
General Information
Net Asset Value Per Share	$8.30
Total Net Assets (millions)	$755
Net Expense Ratio(a)	0.54%
Gross Expense Ratio(a)	0.74%
Portfolio Turnover Rate	179%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	6.2
Non-USD Exposure(c)(d)(e)	0.1%

Five Largest Issuers (%)(c)(d)(f)
U.S. Treasury	13.5
Federal National Mortgage Association	11.4
Federal Home Loan Mortgage Corporation	7.6
Government National Mortgage Association	4.9
Fannie Mae or Freddie Mac	2.5

Credit Quality (%)(c)(d)(g)
U.S. Treasury	13.5
U.S. Agency	29.2
AAA	0.9
AA	0.7
A	8.2
BBB	10.6
BB	0.7
B	0.1
Not Rated	11.9
Sector Diversification (%)(c)(d)
Mortgage Securities	33.9
Government	14.6
Financials	7.3
Energy	4.6
Asset Backed Securities	4.4
Communications	1.9
Health Care	1.7
Industrials	1.7
Utilities	1.5
Technology	1.1
Materials	0.9
Consumer Discretionary	0.8
Real Estate	0.8
Consumer Staples	0.6

Region Diversification (%)(c)(d)
United States	67.3
Latin America	4.2
Europe (excluding United Kingdom)	2.2
Pacific (excluding Japan)	1.1
United Kingdom	0.4
Middle East	0.3
Canada	0.2
Africa	0.1
Japan	0.0

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%. Additionally, "Other" investments are not included in the pie chart as they represent less than 0.0% of the Fund's Net Assets.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Expense Limitation Agreement). Prior to August 31,

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Objective
Morningstar Total Return Bond Fund seeks to maximize total return while also generating income and preserving capital.
Investment Strategies
In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. To meet its objective, the Fund may invest in investment companies such as ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest in collateralized debt obligations (CDOs), which may include collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
The Fund may invest up to 10% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund may also invest in short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
BlackRock Financial Management, Inc.
Core-plus total return objective; aims to primarily invest in investment-grade, domestic fixed-income securities with opportunistic, out-of-benchmark allocations and derivatives.
Western Asset Management Company, LLC
Provides core-bond exposure seeking exposure to investment-grade, domestic fixed-income securities.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Municipal Bond Fund
General Information
Net Asset Value Per Share	$9.41
Total Net Assets (millions)	$314
Net Expense Ratio(a)	0.59%
Gross Expense Ratio(a)	0.68%
Portfolio Turnover Rate	16%
Number of Issuers	432
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	5.1

Five Largest Issuers (%)(c)(d)(e)
Port Authority of New York & New Jersey	1.2
Wisconsin State Health & Educational Facilities Authority Revenue	1.1
Main Street Natural Gas Inc Ga Gas Supply Revenue	1.1
Maryland State Health & Higher Educational Facilities Authority Revenue	1.1
Black Belt Energy Gas District Al Gas Project Revenue	1.0

Credit Quality (%)(c)(d)(f)
AAA	1.6
AA	18.0
A	15.2
BBB	5.0
BB	0.6
A1+ (Short Term)	0.2
Not Rated	44.1
Sector Diversification (%)(c)(d)
General	15.3
Medical	13.2
Airport	8.8
Transportation	8.7
General Obligation	6.5
Higher Education	4.8
Development	4.7
Education	3.7
Nursing Home	3.4
Water	3.3
School District	3.0
Power	2.8
Multifamily Housing	2.1
Housing	1.1
Utilities	0.7
Bond Banks	0.7
Single Family Housing	0.4
Pollution	0.4
Tobacco Settlement	0.4
Student Loan	0.3
Government	0.2
Facilities	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.58% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(f) Credit quality ratings are based on Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
Investment Objective
Morningstar Municipal Bond Fund seeks income exempt from federal income taxes as well as capital preservation.
Investment Strategies
In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the United States and its territories, the income of which is exempt from U.S. taxation. To meet its objective, the Fund may invest in investment companies such as ETFs, which could represent a significant percentage of assets.
The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 25% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies. The Fund may invest in obligations that pay interest at fixed or variable rates.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Allspring Global Investments, LLC
Exposure to intermediate and short-term municipal bonds and derivatives, including investment-grade and below-investment-grade securities.
T. Rowe Price Associates, Inc.
Core-plus exposure to intermediate and long-term municipal bonds and derivatives, including both investment-grade and below-investment-grade securities.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Defensive Bond Fund
General Information
Net Asset Value Per Share	$9.39
Total Net Assets (millions)	$129
Net Expense Ratio(a)	0.51%
Gross Expense Ratio(a)	0.76%
Portfolio Turnover Rate	30%
Number of Issuers	112
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	2.2
Non-USD Exposure(c)(d)(e)	0.0%

Five Largest Issuers (%)(c)(d)(f)
Fhlmc Multifamily Structured P	4.4
Golub Capital Partners Funding	2.1
U.S. Treasury	1.7
Cerberus	1.7
VCP CLO II Ltd	1.4

Credit Quality (%)(c)(d)(g)
U.S. Treasury	1.5
U.S. Agency	1.6
AAA	8.8
AA	0.9
A	1.8
BBB	0.7
B	2.4
CCC	0.3
Not Rated	32.1
Sector Diversification (%)(c)(d)
Asset Backed Securities	34.5
Mortgage Securities	8.1
Government	1.8
Financials	1.6
Communications	0.8
Industrials	0.8
Real Estate	0.7
Utilities	0.7
Technology	0.5
Health Care	0.3
Consumer Discretionary	0.2
Corporate	0.2

Region Diversification (%)(c)(d)
United States	43.2
Latin America	6.4
Canada	0.5
Europe (excluding United Kingdom)	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Common Stocks and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
Investment Objective
Morningstar Defensive Bond Fund seeks capital preservation.
Investment Strategies
In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less. The Fund may also invest in investment companies such as ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadviser:
First Pacific Advisors, LP
Diversified portfolio of short-duration, fixed-income securities designed to anchor a portfolio of defensive assets.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Multisector Bond Fund
General Information
Net Asset Value Per Share	$8.26
Total Net Assets (millions)	$167
Net Expense Ratio(a)	0.80%
Gross Expense Ratio(a)	1.05%
Portfolio Turnover Rate	71%
Number of Issuers	679
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	5.1
Non-USD Exposure(c)(d)(e)	19.9%

Five Largest Issuers (%)(c)(d)(f)
Nota Do Tesouro Nacional	2.7
Government of Indonesia	2.4
Republic of South Africa	2.2
Mexican Bonos Desarollo	2.0
Malaysia Government	1.9

Credit Quality (%)(c)(d)(g)
U.S. Treasury	1.3
AA	1.5
A	9.4
BBB	19.2
BB	16.4
B	7.9
CCC	1.5
C	0.1
Not Rated	37.7
Sector Diversification (%)(c)(d)
Government	35.1
Financials	10.4
Energy	8.9
Communications	8.3
Consumer Discretionary	7.2
Health Care	5.4
Industrials	4.6
Utilities	4.2
Technology	3.6
Materials	3.1
Consumer Staples	1.9
Real Estate	1.6
Mortgage Securities	0.5
Asset Backed Securities	0.2

Region Diversification (%)(c)(d)
United States	46.8
Latin America	14.3
Pacific (excluding Japan)	11.4
Europe (excluding United Kingdom)	7.7
Africa	6.5
Middle East	5.7
Canada	1.6
United Kingdom	0.7
Japan	0.3

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.79% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Common Stocks, Convertible Preferred Stocks and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Investment Objective
Morningstar Multisector Bond Fund seeks total return through a combination of current income and capital appreciation.
Investment Strategies
In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non- U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.
The Fund invests in investment grade and below investment grade fixed income securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.
The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, forward foreign currency contracts and currency options, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Investment Subadvisers:
Loomis, Sayles & Company, L.P.
High-yield bond exposure with opportunistic bond allocations to bank loans, convertible bonds, investment-grade credit, agency and non-agency mortgage-backed securities.
TCW Investment Management Company LLC
Diversified, emerging-markets bond exposure across hard-currency, local-currency, and corporate emerging-markets debt.
Voya Investment Management Company, LLC
U.S. Investment grade corporate bond strategy with opportunistic exposure to high-yield credits.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Global Opportunistic Equity Fund
General Information
Net Asset Value Per Share	$9.41
Total Net Assets (millions)	$258
Net Expense Ratio(a)	0.89%
Gross Expense Ratio(a)	0.89%
Portfolio Turnover Rate	40%
Number of Issuers	256
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$48.40
Price-to-Earnings Ratio(b)	13.91
Countries Represented	25
Emerging Markets(c)(d)	5.7%

Ten Largest Equities (%)(b)(c)(d)
H&R Block, Inc.	2.0
CVS Health Corp.	2.0
Omnicom Group, Inc.	1.8
eBay, Inc.	1.7
National Grid PLC	1.6
United Utilities Group PLC	1.6
Visa, Inc., Class A	1.6
Knorr-Bremse A.G.	1.3
Fresenius Medical Care A.G. & Co. KGaA	1.3
Alphabet, Inc., Class A	1.3
Sector Diversification (%)(b)(c)
Communications	9.8
Financials	8.8
Consumer Discretionary	6.8
Industrials	6.3
Health Care	6.1
Technology	5.4
Utilities	4.5
Energy	4.3
Consumer Staples	3.9
Materials	0.6
Real Estate	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.84% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is the share price relative to its earnings per share. The P/E ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Global Opportunistic Equity Fund
Investment Objective
Morningstar Global Opportunistic Equity Fund seeks long-term capital appreciation over a full market cycle.
Investment Strategies
In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests predominantly in equities across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics. The Fund will normally invest at least 80% of its assets in equity securities. The Fund invests in investment companies such as ETFs, which could represent a significant percentage of assets.
The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets. Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.
To meet its objective, the Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Global Opportunistic Equity Fund
Investment Subadviser:
Lazard Asset Management LLC
Anchor global equity exposure focused on quality, attractively valued stocks, which have appeal throughout a market cycle.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information
Morningstar Alternatives Fund
General Information
Net Asset Value Per Share	$9.96
Total Net Assets (millions)	$258
Net Expense Ratio(a)	1.36%
Gross Expense Ratio(a)	1.49%
Portfolio Turnover Rate	107%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Allocation Strategy Type (%)(b)
Convertible Arbitrage	28.1
Merger Arbitrage	19.2
Multi-Strategy	40.1
Short-term investments and ETFs	12.6
Region Diversification (%)(c)(d)
United States	66.5
United Kingdom	2.7
Europe (excluding United Kingdom)	2.6
Pacific (excluding Japan)	1.8
Canada	0.9
Japan	0.6
Middle East	0.2
Latin America	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2023. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.16% (the Expense Limitation Agreement). Prior to August 31, 2024, the Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Total Investments excluding derivatives.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Investment Objective
Morningstar Alternatives Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.
Investment Strategies
In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including those described below. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets. The Fund may use quantitative models to evaluate and select debt securities based on certain shared characteristics as determined by the Fund’s sub-adviser.
In particular, the Fund has the latitude to invest in the following alternative strategies:
Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.
Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.
Merger Arbitrage—Seeks to profit from the successful completion of corporate re-organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.
Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.
Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.
Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.
Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.
Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.
Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.
Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.
Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Currency—The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.
To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
BlackRock Financial Management, Inc.
Seeks to deliver equity upside participation, balanced returns through defensive alpha and diversified fixed income exposure. The systematic, credit-oriented approach can offer downside risk mitigation.
SSI Investment Management LLC
Short-term cash exposure that pursues minimal correlation to broad markets and bond-like volatility through an unlevered convertible arbitrage strategy.
Water Island Capital, LLC
Seeks to provide cash-plus returns while remaining broadly uncorrelated to equity markets.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 88.8%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,753	$ 134,985
Omnicom Group, Inc.	2,166	162,255
		297,240
Aerospace & Defense – 2.4%
Boeing (The) Co.*	1,581	295,362
General Dynamics Corp.	32,689	7,888,183
Huntington Ingalls Industries, Inc.	994	218,501
L3Harris Technologies, Inc.	13,232	2,373,953
Lockheed Martin Corp.	2,112	960,200
Mercury Systems, Inc.*	18,512	666,062
Moog, Inc., Class A	12,388	1,437,627
Northrop Grumman Corp.	19,230	9,065,599
RTX Corp.	127,918	10,411,246
Textron, Inc.	2,763	209,988
		33,526,721
Apparel & Textile Products – 0.5%
Crocs, Inc.*	248	22,151
Deckers Outdoor Corp.*	212	126,577
Hanesbrands, Inc.	183,720	769,787
NIKE, Inc., Class B	58,400	6,001,768
Ralph Lauren Corp.	743	83,610
Skechers USA, Inc., Class A*	1,881	90,702
Tapestry, Inc.	2,160	59,529
VF Corp.	1,985	29,239
		7,183,363
Asset Management – 0.9%
Ameriprise Financial, Inc.	389	122,368
BlackRock, Inc.	5,947	3,641,229
Charles Schwab (The) Corp.	14,013	729,237
Cohen & Steers, Inc.(b)	31,210	1,630,410
Franklin Resources, Inc.	3,437	78,329
Hamilton Lane, Inc., Class A	35,061	2,949,331
Invesco Ltd.	3,881	50,337
KKR & Co., Inc.	39,778	2,203,701
LPL Financial Holdings, Inc.	324	72,744
Stifel Financial Corp.	13,390	763,230
T. Rowe Price Group, Inc.	563	50,952
		12,291,868
Automotive – 0.8%
Aptiv PLC*	44,071	3,842,991
Autoliv, Inc. (Sweden)	1,179	108,055
BorgWarner, Inc.	19,005	701,285
	Number of Shares	Value
Automotive (Continued)
Fox Factory Holding Corp.*	21,334	$ 1,738,081
Gentex Corp.	6,577	188,628
Lear Corp.	7,500	973,200
Phinia, Inc.	693	17,935
Tesla, Inc.*	14,400	2,892,096
XPEL, Inc.(b)*	26,469	1,225,515
		11,687,786
Banking – 4.3%
Atlantic Union Bankshares Corp.	50,187	1,445,888
Bank of America Corp.	77,743	2,047,751
Bank OZK(b)	110,430	3,954,498
Banner Corp.	17,297	730,106
BOK Financial Corp.	17,441	1,142,734
Citigroup, Inc.	129,708	5,122,169
Citizens Financial Group, Inc.	42,312	991,370
City Holding Co.(b)	16,417	1,490,335
Comerica, Inc.	10,030	395,182
Cullen/Frost Bankers, Inc.	7,609	692,343
Fifth Third Bancorp	45,524	1,079,374
First Bancorp	49,675	1,441,569
Huntington Bancshares, Inc.	139,001	1,341,360
JPMorgan Chase & Co.	111,257	15,471,398
KeyCorp	79,516	812,654
M&T Bank Corp.	12,400	1,398,100
National Bank Holdings Corp., Class A	25,900	807,562
PNC Financial Services Group (The), Inc.	41,345	4,732,762
Provident Financial Services, Inc.	45,684	641,860
Regions Financial Corp.	34,234	497,420
Renasant Corp.	55,373	1,350,547
Seacoast Banking Corp. of Florida	70,663	1,428,099
Triumph Financial, Inc.*	23,498	1,462,751
Truist Financial Corp.	53,103	1,506,001
U.S. Bancorp	51,861	1,653,329
Veritex Holdings, Inc.	41,432	713,459
Webster Financial Corp.	88,329	3,353,852
Wells Fargo & Co.	66,657	2,650,949
		60,355,422
Beverages – 1.3%
Brown-Forman Corp., Class B	3,289	184,710
Constellation Brands, Inc., Class A	2,574	602,702
Diageo PLC (United Kingdom)	135,690	5,131,257

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Beverages (Continued)
Duckhorn Portfolio (The), Inc.(b)*	80,886	$ 843,641
Keurig Dr. Pepper, Inc.	31,215	946,751
Monster Beverage Corp.*	124,084	6,340,693
PepsiCo, Inc.	25,415	4,149,761
		18,199,515
Biotechnology & Pharmaceuticals – 3.0%
AbbVie, Inc.	30,485	4,303,872
Amgen, Inc.	3,549	907,479
Biogen, Inc.*	1,875	445,388
Certara, Inc.*	63,452	773,480
Eli Lilly & Co.	7,900	4,376,047
Exelixis, Inc.*	6,657	137,068
Gilead Sciences, Inc.	10,100	793,254
Intra-Cellular Therapies, Inc.*	19,177	954,248
Johnson & Johnson	61,964	9,191,740
Merck & Co., Inc.	45,972	4,721,324
Pfizer, Inc.	219,948	6,721,611
Prestige Consumer Healthcare, Inc.*	23,737	1,409,028
Regeneron Pharmaceuticals, Inc.*	708	552,162
Roche Holding A.G. (Genusschein)	4,039	1,040,889
United Therapeutics Corp.*	552	123,019
Zoetis, Inc.	36,940	5,799,580
		42,250,189
Cable & Satellite – 1.4%
Charter Communications, Inc., Class A(b)*	9,189	3,701,329
Comcast Corp., Class A	388,772	16,052,396
Sirius XM Holdings, Inc.(b)	31,341	134,140
		19,887,865
Chemicals – 2.4%
Albemarle Corp.	215	27,258
Ashland Global Holdings, Inc.	51,392	3,938,169
Axalta Coating Systems Ltd.*	3,355	88,002
Balchem Corp.	24,714	2,872,755
CF Industries Holdings, Inc.	1,167	93,103
Corteva, Inc.	39,730	1,912,602
DuPont de Nemours, Inc.	71,916	5,241,238
Eastman Chemical Co.	1,174	87,733
Ecovyst, Inc.*	76,828	706,818
Innospec, Inc.	32,895	3,223,710
LyondellBasell Industries N.V., Class A	1,250	112,800
	Number of Shares	Value
Chemicals (Continued)
PPG Industries, Inc.	19,749	$ 2,424,585
Sherwin-Williams (The) Co.	38,874	9,260,175
Stepan Co.	19,180	1,434,664
Valvoline, Inc.	81,623	2,421,754
Westlake Corp.	638	73,600
		33,918,966
Commercial Support Services – 0.1%
Legalzoom.com, Inc.(b)*	67,450	672,477
Robert Half, Inc.	1,625	121,501
Waste Management, Inc.	5,959	979,242
		1,773,220
Construction Materials – 0.3%
Carlisle Cos., Inc.	647	164,396
Owens Corning	900	102,033
Summit Materials, Inc., Class A*	23,232	764,333
Trex Co., Inc.*	50,507	2,838,998
		3,869,760
Containers & Packaging – 0.2%
AptarGroup, Inc.	1,929	235,859
Berry Global Group, Inc.	2,527	138,985
Crown Holdings, Inc.	1,100	88,660
Graphic Packaging Holding Co.	6,453	138,804
International Paper Co.	3,418	115,289
Packaging Corp. of America	1,071	163,917
Sealed Air Corp.	2,541	78,237
TriMas Corp.	54,816	1,327,095
Westrock Co.	3,101	111,419
		2,398,265
Diversified Industrials – 1.3%
3M Co.	5,122	465,846
Emerson Electric Co.	6,244	555,529
Honeywell International, Inc.	36,510	6,690,823
Illinois Tool Works, Inc.	23,296	5,221,099
Parker-Hannifin Corp.	14,752	5,442,160
		18,375,457
E-Commerce Discretionary – 2.9%
Amazon.com, Inc.*	304,468	40,521,646
eBay, Inc.	2,072	81,284
Etsy, Inc.*	336	20,933
		40,623,863
Electric Utilities – 2.7%
Ameren Corp.	2,498	189,124

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
American Electric Power Co., Inc.	29,403	$ 2,221,103
Avista Corp.	46,503	1,473,680
CMS Energy Corp.	3,591	195,135
Consolidated Edison, Inc.	2,738	240,369
Dominion Energy, Inc.	96,060	3,873,139
Duke Energy Corp.	80,189	7,128,000
Eversource Energy	2,662	143,189
Exelon Corp.	89,900	3,500,706
NextEra Energy, Inc.	61,900	3,608,770
NorthWestern Corp.	30,664	1,472,179
NRG Energy, Inc.	2,244	95,101
OGE Energy Corp.	6,187	211,595
PG&E Corp.*	162,061	2,641,594
Southern (The) Co.	107,563	7,238,990
Xcel Energy, Inc.	54,771	3,246,277
		37,478,951
Electrical Equipment – 1.8%
A.O. Smith Corp.	1,345	93,827
Allegion PLC	1,012	99,540
AMETEK, Inc.	1,555	218,897
Amphenol Corp., Class A	7,813	629,337
Eaton Corp. PLC	65,322	13,581,097
Generac Holdings, Inc.*	278	23,371
Hubbell, Inc.	380	102,638
Johnson Controls International PLC	42,591	2,087,811
Lennox International, Inc.	283	104,863
Novanta, Inc.*	17,450	2,304,447
Otis Worldwide Corp.	14,155	1,092,908
Rockwell Automation, Inc.	405	106,438
Sensata Technologies Holding PLC	62,407	1,989,535
TE Connectivity Ltd.	1,150	135,528
Trane Technologies PLC	15,387	2,928,300
		25,498,537
Engineering & Construction – 0.2%
Comfort Systems USA, Inc.	8,118	1,476,258
EMCOR Group, Inc.	713	147,341
Installed Building Products, Inc.	7,465	833,617
		2,457,216
Entertainment Content – 0.6%
Electronic Arts, Inc.	12,880	1,594,415
Paramount Global, Class B(b)	2,146	23,349
Walt Disney (The) Co.*	84,834	6,921,606
		8,539,370
	Number of Shares	Value
Food – 1.6%
BellRing Brands, Inc.*	76,762	$ 3,356,802
Campbell Soup Co.	4,307	174,046
Conagra Brands, Inc.	8,088	221,288
General Mills, Inc.	8,981	585,921
Hershey (The) Co.	3,348	627,248
J&J Snack Foods Corp.	9,507	1,488,891
J.M. Smucker (The) Co.	1,878	213,792
Kraft Heinz (The) Co.	29,592	930,964
Lamb Weston Holdings, Inc.	1,808	162,358
Lancaster Colony Corp.	19,187	3,245,865
Mondelez International, Inc., Class A	14,516	961,104
Nestle S.A.(c)	50,411	5,436,261
Post Holdings, Inc.(b)*	65,208	5,234,898
Tyson Foods, Inc., Class A	4,257	197,312
		22,836,750
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	15,220	1,426,875
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,281	150,710
UGI Corp.	94,209	1,959,547
		2,110,257
Health Care Facilities & Services – 3.6%
Cardinal Health, Inc.	2,267	206,297
Catalent, Inc.*	800	27,512
Charles River Laboratories International, Inc.*	300	50,508
Cigna Group (The)	36,375	11,247,150
CVS Health Corp.	11,677	805,830
DaVita, Inc.*	1,310	101,171
Elevance Health, Inc.	1,882	847,069
Encompass Health Corp.	2,316	144,889
Ensign Group (The), Inc.	35,077	3,388,438
HCA Healthcare, Inc.	2,103	475,573
HealthEquity, Inc.*	48,501	3,476,552
Henry Schein, Inc.*	2,259	146,790
ICON PLC*	12,727	3,104,879
McKesson Corp.	20,635	9,396,354
Medpace Holdings, Inc.*	8,987	2,180,875
Patterson Cos., Inc.	46,539	1,417,578
Quest Diagnostics, Inc.	2,007	261,111
Tenet Healthcare Corp.*	782	41,993
UnitedHealth Group, Inc.	25,818	13,827,088
Universal Health Services, Inc., Class B	870	109,524
		51,257,181

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home & Office Products – 0.0%(a)
Tempur Sealy International, Inc.	1,923	$ 76,785
Whirlpool Corp.(b)	718	75,074
		151,859
Home Construction – 0.6%
Century Communities, Inc.	12,058	741,567
DR Horton, Inc.	949	99,076
Fortune Brands Innovations, Inc.	12,387	691,194
Lennar Corp., Class A	988	105,400
Masco Corp.	1,753	91,314
Masonite International Corp.*	17,905	1,417,002
Mohawk Industries, Inc.*	520	41,798
NVR, Inc.*	847	4,584,489
PulteGroup, Inc.	1,306	96,108
Toll Brothers, Inc.(b)	1,626	114,974
		7,982,922
Household Products – 1.0%
Central Garden & Pet Co., Class A*	18,164	720,929
Clorox (The) Co.	1,018	119,818
Colgate-Palmolive Co.	12,724	955,827
Estee Lauder (The) Cos., Inc., Class A	29,600	3,814,552
Kenvue, Inc.	167,947	3,123,814
Kimberly-Clark Corp.	30,751	3,679,050
Reckitt Benckiser Group PLC (United Kingdom)	23,350	1,562,278
		13,976,268
Industrial Intermediate Products – 0.3%
AZZ, Inc.	15,739	743,983
RBC Bearings, Inc.(b)*	16,778	3,688,475
		4,432,458
Industrial Support Services – 1.2%
Fastenal Co.	2,906	169,536
Ferguson PLC	10,186	1,529,937
United Rentals, Inc.	196	79,629
W.W. Grainger, Inc.(b)	12,899	9,414,077
Watsco, Inc.(b)	244	85,129
WESCO International, Inc.	49,819	6,386,796
		17,665,104
Institutional Financial Services – 1.7%
Bank of New York Mellon (The) Corp.	27,039	1,149,158
CME Group, Inc.	4,721	1,007,745
Goldman Sachs Group (The), Inc.	4,949	1,502,566
	Number of Shares	Value
Institutional Financial Services (Continued)
Houlihan Lokey, Inc.	1,757	$ 176,614
Intercontinental Exchange, Inc.	17,000	1,826,480
Moelis & Co., Class A(b)	79,447	3,308,173
Morgan Stanley	101,972	7,221,657
Nasdaq, Inc.	100,294	4,974,582
Northern Trust Corp.	14,544	958,595
Piper Sandler Cos.	10,530	1,472,620
SEI Investments Co.	3,785	203,103
State Street Corp.	6,526	421,775
		24,223,068
Insurance – 4.5%
Allstate (The) Corp.	21,986	2,817,066
American International Group, Inc.	85,267	5,227,720
AMERISAFE, Inc.	15,204	774,948
Aon PLC, Class A	28,069	8,684,548
BRP Group, Inc., Class A*	45,734	957,213
Chubb Ltd.	36,050	7,737,051
Goosehead Insurance, Inc., Class A*	12,800	830,336
Hartford Financial Services Group (The), Inc.	28,852	2,119,179
Loews Corp.	10,257	656,550
Marsh & McLennan Cos., Inc.	82,000	15,551,300
Progressive (The) Corp.	63,019	9,962,674
Skyward Specialty Insurance Group, Inc.(b)*	21,945	617,752
Travelers (The) Cos., Inc.	32,488	5,439,791
Willis Towers Watson PLC	10,721	2,528,977
		63,905,105
Internet Media & Services – 7.0%
Alphabet, Inc., Class A*	335,669	41,649,810
Meta Platforms, Inc., Class A*	114,427	34,473,422
Netflix, Inc.*	39,286	16,173,653
Uber Technologies, Inc.*	159,779	6,915,235
		99,212,120
Leisure Facilities & Services – 1.0%
Chipotle Mexican Grill, Inc.*	144	279,677
Chuy's Holdings, Inc.*	20,831	701,171
Domino's Pizza, Inc.	307	104,070
Marriott International, Inc., Class A	24,665	4,650,832
Papa John's International, Inc.(b)	23,078	1,500,532
Red Rock Resorts, Inc., Class A(b)	152,207	6,019,787

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
TKO Group Holdings, Inc.(b)	766	$ 62,797
Vail Resorts, Inc.	4,288	910,128
Wingstop, Inc.	307	56,110
		14,285,104
Leisure Products – 0.1%
Brunswick Corp.	1,033	71,762
Hasbro, Inc.	898	40,545
Polaris, Inc.(b)	947	81,840
YETI Holdings, Inc.*	38,681	1,644,716
		1,838,863
Machinery – 1.4%
Alamo Group, Inc.	8,884	1,424,105
Albany International Corp., Class A	16,470	1,344,117
Caterpillar, Inc.	2,107	476,287
CSW Industrials, Inc.	9,715	1,722,081
Esab Corp.	59,203	3,747,550
Federal Signal Corp.	23,373	1,356,569
Graco, Inc.	1,672	124,313
Helios Technologies, Inc.	27,704	1,432,851
IDEX Corp.	915	175,140
Kadant, Inc.(b)	14,417	3,171,740
Middleby (The) Corp.*	665	75,059
Regal Rexnord Corp.(b)	32,305	3,825,235
Snap-on, Inc.	697	179,784
Stanley Black & Decker, Inc.	760	64,638
Veralto Corp.*	2,377	164,013
Xylem, Inc.	1,215	113,651
		19,397,133
Medical Equipment & Devices – 3.7%
Abbott Laboratories	41,383	3,912,763
Alcon, Inc. (Switzerland)	80,314	5,727,995
Align Technology, Inc.*	98	18,090
Avanos Medical, Inc.*	60,628	1,113,130
Baxter International, Inc.	1,803	58,471
Boston Scientific Corp.*	134,990	6,910,138
CONMED Corp.	15,373	1,498,253
Enovis Corp.*	60,612	2,782,091
Envista Holdings Corp.*	33,096	770,144
Inspire Medical Systems, Inc.*	5,958	876,779
Intuitive Surgical, Inc.*	26,668	6,992,883
Medtronic PLC	35,429	2,499,870
Merit Medical Systems, Inc.*	18,877	1,297,605
Neogen Corp.*	75,161	1,119,147
QuidelOrtho Corp.*	700	42,756
Silk Road Medical, Inc.(b)*	31,026	233,005
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Stryker Corp.	24,600	$ 6,647,412
Thermo Fisher Scientific, Inc.	21,936	9,756,475
Waters Corp.*	389	92,788
		52,349,795
Metals & Mining – 0.4%
Encore Wire Corp.(b)	8,068	1,442,801
Freeport-McMoRan, Inc.	127,930	4,321,475
		5,764,276
Oil & Gas Producers – 4.5%
Antero Midstream Corp.	88,535	1,092,522
Cheniere Energy, Inc.	33,045	5,499,349
ConocoPhillips	89,032	10,577,002
Coterra Energy, Inc.	128,507	3,533,942
Diamondback Energy, Inc.	627	100,521
Enbridge, Inc. (Canada)	154,680	4,956,899
Enerplus Corp. (Canada)	81,190	1,372,923
EOG Resources, Inc.	30,459	3,845,449
Equitrans Midstream Corp.	210,260	1,865,006
Kinder Morgan, Inc.	276,217	4,474,715
Murphy USA, Inc.	495	179,531
Northern Oil and Gas, Inc.	38,296	1,468,269
ONEOK, Inc.	69,546	4,534,399
Pembina Pipeline Corp. (Canada)	44,353	1,365,052
Pioneer Natural Resources Co.	26,405	6,310,795
Sitio Royalties Corp., Class A(b)	57,690	1,426,097
SM Energy Co.	26,309	1,060,779
Targa Resources Corp.	23,889	1,997,359
TC Energy Corp. (Canada)	101,172	3,484,388
Texas Pacific Land Corp.	43	79,376
Williams (The) Cos., Inc.	133,215	4,582,596
		63,806,969
Oil, Gas Services & Equipment – 0.1%
Weatherford International PLC*	7,839	729,733
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	27,911	1,805,562
Nexstar Media Group, Inc.	573	80,266
		1,885,828
Real Estate Investment Trusts – 2.7%
Boston Properties, Inc.	1,421	76,123
Brixmor Property Group, Inc.	7,047	146,507
COPT Defense Properties	58,123	1,325,204

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
CubeSmart	108,411	$ 3,695,731
Douglas Emmett, Inc.	58,331	653,890
Easterly Government Properties, Inc.	66,697	717,660
Equinix, Inc.	7,729	5,639,387
Extra Space Storage, Inc.	11,474	1,188,592
Four Corners Property Trust, Inc.	67,046	1,428,080
Kimco Realty Corp.	6,772	121,490
Mid-America Apartment Communities, Inc.	8,991	1,062,287
National Storage Affiliates Trust	69,417	1,979,773
NNN REIT, Inc.	6,805	247,226
Plymouth Industrial REIT, Inc.	72,334	1,442,340
PotlatchDeltic Corp.	32,741	1,402,952
Prologis, Inc.	53,794	5,419,745
Public Storage	5,985	1,428,679
Rayonier, Inc.	61,120	1,542,669
Ryman Hospitality Properties, Inc.	27,668	2,368,381
SBA Communications Corp.	8,811	1,838,239
Simon Property Group, Inc.	1,157	127,143
Sunstone Hotel Investors, Inc.	94,032	874,497
UDR, Inc.	65,357	2,079,006
Urban Edge Properties	89,673	1,422,214
		38,227,815
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	11,178	1,429,890
Renewable Energy – 0.0%(a)
Enphase Energy, Inc.*	175	13,927
SolarEdge Technologies, Inc.*	96	7,291
		21,218
Retail - Consumer Staples – 1.0%
Dollar General Corp.	2,615	311,290
Five Below, Inc.*	18,803	3,271,346
Kroger (The) Co.	4,668	211,787
Ollie's Bargain Outlet Holdings, Inc.*	20,828	1,608,755
Target Corp.	78,908	8,742,217
		14,145,395
Retail - Discretionary – 1.2%
Academy Sports & Outdoors, Inc.	31,734	1,422,952
Advance Auto Parts, Inc.	725	37,722
AutoNation, Inc.*	508	66,081
	Number of Shares	Value
Retail - Discretionary (Continued)
AutoZone, Inc.*	288	$ 713,413
Avis Budget Group, Inc.*	240	39,072
Bath & Body Works, Inc.	944	27,990
Best Buy Co., Inc.	1,126	75,239
Builders FirstSource, Inc.*	543	58,926
CarMax, Inc.(b)*	14,069	859,475
Dick's Sporting Goods, Inc.	425	45,454
Floor & Decor Holdings, Inc., Class A(b)*	18,629	1,535,029
Freshpet, Inc.(b)*	19,429	1,115,225
Home Depot (The), Inc.	1,458	415,078
Lithia Motors, Inc.	236	57,161
Lowe's Cos., Inc.	35,668	6,797,251
Lululemon Athletica, Inc.(b)*	504	198,314
Mister Car Wash, Inc.(b)*	136,414	709,353
Monro, Inc.	30,979	768,899
O'Reilly Automotive, Inc.*	869	808,552
Sonic Automotive, Inc. Class A	14,013	670,522
Tractor Suppy Co.	712	137,103
Ulta Beauty, Inc.*	483	184,173
Williams-Sonoma, Inc.	537	80,679
		16,823,663
Semiconductors – 4.0%
Advanced Micro Devices, Inc.*	1,431	140,954
Analog Devices, Inc.	40,177	6,321,047
Applied Materials, Inc.	1,535	203,157
ASML Holding N.V. (Netherlands)	10,320	6,179,719
Intel Corp.	107,985	3,941,453
KLA Corp.	11,833	5,557,960
Lam Research Corp.	283	166,466
Micron Technology, Inc.	2,943	196,798
Monolithic Power Systems, Inc.	3,436	1,517,819
Nova Ltd. (Israel)(b)*	14,964	1,421,131
NVIDIA Corp.	50,750	20,695,850
NXP Semiconductors N.V. (China)	26,883	4,635,436
QUALCOMM, Inc.	2,052	223,647
Skyworks Solutions, Inc.	694	60,198
Teradyne, Inc.(b)	770	64,118
Texas Instruments, Inc.	36,162	5,135,366
		56,461,119
Software – 8.6%
Adobe, Inc.*	17,506	9,314,242
Akamai Technologies, Inc.*	1,471	151,998
Atlassian Corp., Class A*	24,580	4,440,131

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Check Point Software Technologies Ltd. (Israel)*	19,431	$ 2,608,612
Clearwater Analytics Holdings, Inc., Class A(b)*	142,005	2,567,450
CyberArk Software Ltd.(b)*	11,943	1,954,352
Five9, Inc.*	23,631	1,367,526
Guidewire Software, Inc.*	34,274	3,089,116
Intuit, Inc.	10,500	5,196,975
Microsoft Corp.	163,081	55,139,317
Palo Alto Networks, Inc.*	38,077	9,253,473
Paylocity Holding Corp.*	12,153	2,180,248
PowerSchool Holdings, Inc., Class A(b)*	57,311	1,141,635
Q2 Holdings, Inc.*	40,119	1,204,774
Roper Technologies, Inc.	1,534	749,466
Salesforce, Inc.*	41,678	8,370,193
Splunk, Inc.*	30,157	4,437,904
SS&C Technologies Holdings, Inc.	59,388	2,984,247
Workday, Inc., Class A*	25,560	5,411,308
Zoom Video Communications, Inc., Class A*	612	36,708
		121,599,675
Specialty Finance – 0.7%
American Express Co.	42,663	6,230,078
Capital One Financial Corp.	12,948	1,311,503
Credit Acceptance Corp.(b)*	90	36,219
Mr. Cooper Group, Inc.*	49,554	2,801,287
Synchrony Financial	2,215	62,131
		10,441,218
Steel – 0.0%(a)
Cleveland-Cliffs, Inc.*	2,417	40,557
Nucor Corp.	457	67,540
		108,097
Technology Hardware – 3.3%
Apple, Inc.	218,903	37,382,065
Arista Networks, Inc.*	1,902	381,104
Arrow Electronics, Inc.*	9,812	1,112,779
Ciena Corp.*	62,531	2,638,808
Cisco Systems, Inc.	13,641	711,105
F5, Inc.*	938	142,192
Fabrinet (Thailand)*	13,355	2,070,025
Garmin Ltd.	1,645	168,662
Hewlett Packard Enterprise Co.	9,026	138,820
HP, Inc.	4,034	106,215
Juniper Networks, Inc.	5,926	159,528
NetApp, Inc.	2,075	151,019
	Number of Shares	Value
Technology Hardware (Continued)
Seagate Technology Holdings PLC(b)	1,099	$ 75,007
TD SYNNEX Corp.	1,502	137,703
Viavi Solutions, Inc.*	132,453	1,030,484
		46,405,516
Technology Services – 3.7%
Accenture PLC, Class A	24,703	7,339,014
Amdocs Ltd.	3,187	255,470
Automatic Data Processing, Inc.	2,674	583,520
Booz Allen Hamilton Holding Corp.	2,316	277,758
CDW Corp.	630	126,252
Cognizant Technology Solutions Corp., Class A	1,480	95,416
Equifax, Inc.	17,935	3,041,238
FactSet Research Systems, Inc.	390	168,437
Fidelity National Information Services, Inc.	29,051	1,426,695
FleetCor Technologies, Inc.*	403	90,743
Globant S.A.*	15,240	2,595,220
International Business Machines Corp.	7,864	1,137,449
Jack Henry & Associates, Inc.	639	90,093
MarketAxess Holdings, Inc.	8,155	1,743,131
Moody's Corp.	947	291,676
Open Lending Corp.*	103,398	619,354
Paychex, Inc.	1,451	161,133
PayPal Holdings, Inc.*	83,799	4,340,788
S&P Global, Inc.	20,728	7,240,498
Shift4 Payments, Inc., Class A(b)*	29,458	1,311,470
Verisk Analytics, Inc.	706	160,516
Visa, Inc., Class A(b)	81,267	19,105,872
		52,201,743
Telecommunications – 0.8%
AT&T, Inc.	29,085	447,909
Cogent Communications Holdings, Inc.	6,927	450,117
T-Mobile U.S., Inc.*	21,347	3,070,979
Verizon Communications, Inc.	229,100	8,048,283
		12,017,288
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	23,196	931,783

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics – 1.9%
Alaska Air Group, Inc.*	41,655	$ 1,317,548
Allegiant Travel Co.	18,746	1,248,858
ArcBest Corp.	12,745	1,387,675
C.H. Robinson Worldwide, Inc.	1,059	86,658
Canadian National Railway Co. (Canada)(b)	18,106	1,915,253
CSX Corp.	16,182	483,033
Expeditors International of Washington, Inc.	935	102,149
FedEx Corp.	1,537	369,034
JB Hunt Transport Services, Inc.	586	100,716
Kirby Corp.*	8,073	603,053
Knight-Swift Transportation Holdings, Inc.	1,530	74,802
Landstar System, Inc.	895	147,478
Norfolk Southern Corp.	2,372	452,554
Saia, Inc.*	5,948	2,132,298
Union Pacific Corp.	59,979	12,452,240
United Parcel Service, Inc., Class B	31,092	4,391,745
		27,265,094
Transportation Equipment – 0.2%
Cummins, Inc.	811	175,419
PACCAR, Inc.	33,841	2,792,898
		2,968,317
Wholesale - Consumer Staples – 0.2%
Archer-Daniels-Midland Co.	35,218	2,520,552
Wholesale - Discretionary – 0.2%
Pool Corp.	8,083	2,552,369
Total Common Stocks (Cost $1,140,310,900)		1,255,971,994

Master Limited Partnerships – 0.9%
Oil & Gas Producers – 0.9%
Energy Transfer L.P.	250,633	3,295,824
Enterprise Products Partners L.P.	196,313	5,111,991
	Number of Shares	Value
Oil & Gas Producers (Continued)
MPLX L.P.	49,876	$ 1,797,531
Plains All American Pipeline L.P.	133,934	2,029,100
Total Master Limited Partnerships (Cost $10,704,978)		12,234,446

Investment Companies – 8.8%
Materials Select Sector SPDR® Fund ETF(b)	268,006	20,384,536
Vanguard Consumer Staples ETF(b)	188,727	33,874,609
Vanguard Health Care ETF(b)	312,268	70,510,115
Total Investment Companies (Cost $128,848,527)		124,769,260

	Par (d)/Number of Shares
Short-Term Investments – 2.3%
Money Market Funds – 2.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(e)(f)	11,876,126	11,876,126
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(e)	18,920,337	18,920,337
		30,796,463
U.S. Government Agencies – 0.1%(g)
Freddie Mac Discount Notes, 0.00%, 11/1/23(h)	$ 1,630,000	1,630,000
Total Short-Term Investments (Cost $32,426,463)		32,426,463
Total Investments – 100.8% (Cost $1,312,290,868)		1,425,402,163
Liabilities less Other Assets – (0.8)%		(11,645,824)
NET ASSETS – 100.0%		$1,413,756,339

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. (See Note 7).
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of October 31, 2023 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ETF	Exchange-Traded Fund
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,242,801,309	$13,170,685	$—	$1,255,971,994
Master Limited Partnerships	12,234,446	—	—	12,234,446
Investment Companies	124,769,260	—	—	124,769,260
Short-Term Investments	30,796,463	1,630,000	—	32,426,463
Total Investments	$1,410,601,478	$14,800,685	$—	$1,425,402,163
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 94.8%
Advertising & Marketing – 0.8%
Dentsu Group, Inc. (Japan)	14,394	$ 418,088
Publicis Groupe S.A. (France)	29,078	2,214,096
WPP PLC (United Kingdom)	396,946	3,418,194
		6,050,378
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	72,270	971,770
Apparel & Textile Products – 1.7%
adidas A.G. (Germany)	13,967	2,483,442
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	13,824	1,630,893
Kering S.A. (France)	14,671	5,966,721
Swatch Group (The) A.G. (Bearer) (Switzerland)	7,693	1,969,224
Titan Co. Ltd. (India)	7,395	283,493
		12,333,773
Asset Management – 1.5%
EXOR N.V. (Netherlands)(b)	38,551	3,308,801
HDFC Asset Management Co. Ltd. (India)(c)	12,367	406,221
Sanlam Ltd. (South Africa)	333,527	1,169,828
Schroders PLC (United Kingdom)	800,124	3,603,005
St. James's Place PLC (United Kingdom)	31,615	246,464
XP, Inc., Class A (Brazil)	83,596	1,671,920
		10,406,239
Automotive – 4.5%
Bajaj Auto Ltd. (India)	6,667	425,294
Bayerische Motoren Werke A.G. (Germany)	40,255	3,743,891
Bridgestone Corp. (Japan)	45,300	1,714,388
Continental A.G. (Germany)	64,175	4,189,921
Denso Corp. (Japan)	56,400	832,821
Fuyao Glass Industry Group Co. Ltd., Class A (China)	252,800	1,282,027
Honda Motor Co. Ltd. (Japan)	216,900	2,222,959
Huayu Automotive Systems Co. Ltd., Class A (China)	322,000	769,683
Hyundai Mobis Co. Ltd. (South Korea)	4,525	700,763
Kia Corp. (South Korea)	8,493	485,217
Li Auto, Inc. ADR (China)*	31,404	1,061,769
	Number of Shares	Value
Automotive (Continued)
Li Auto, Inc., Class A (China)*	2,500	$ 42,284
Maruti Suzuki India Ltd. (India)	3,452	431,074
Mercedes-Benz Group A.G. (Germany)	81,690	4,806,172
Nissan Motor Co. Ltd. (Japan)	226,676	872,246
Stanley Electric Co. Ltd. (Japan)	46,800	748,547
Sumitomo Electric Industries Ltd. (Japan)	40,600	426,228
Toyota Motor Corp. (Japan)	282,600	4,943,734
Valeo SE (France)	153,136	2,023,400
		31,722,418
Banking – 10.8%
Al Rajhi Bank (Saudi Arabia)	12,090	216,418
Axis Bank Ltd. (India)	234,050	2,761,746
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	552,981	4,350,431
Banco do Brasil S.A. (Brazil)	174,800	1,677,012
Banco Santander Chile ADR (Chile)(b)	17,132	298,097
Bank Central Asia Tbk PT (Indonesia)	1,758,500	968,794
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	93,100	329,240
Bank Mandiri Persero Tbk PT (Indonesia)	4,082,300	1,458,410
Barclays PLC (United Kingdom)	290,611	466,445
BDO Unibank, Inc. (Philippines)	267,704	602,595
BNP Paribas S.A. (France)	95,698	5,503,021
Capitec Bank Holdings Ltd. (South Africa)	6,258	556,052
China Construction Bank Corp., Class H (China)	3,613,000	2,043,361
China Merchants Bank Co. Ltd., Class H (China)	231,113	876,680
CIMB Group Holdings Bhd. (Malaysia)	293,300	351,402
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	435,761	495,896
Credicorp Ltd. (Peru)	17,171	2,145,688
DBS Group Holdings Ltd. (Singapore)	254,952	6,124,797
First Abu Dhabi Bank PJSC (United Arab Emirates)	109,386	377,624

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	150,432	$ 1,218,625
HDFC Bank Ltd. (India)	39,236	696,225
HDFC Bank Ltd. ADR (India)	59,399	3,359,013
HSBC Holdings PLC (United Kingdom)	364,295	2,630,365
ICICI Bank Ltd. (India)	60,431	664,850
ICICI Bank Ltd. ADR (India)	112,375	2,493,601
Intesa Sanpaolo S.p.A. (Italy)	1,856,739	4,838,274
Kasikornbank PCL (Thailand)(a)	191,100	699,097
KB Financial Group, Inc. (South Korea)	31,529	1,201,831
Kotak Mahindra Bank Ltd. (India)	33,758	705,705
Lloyds Banking Group PLC (United Kingdom)	14,629,682	7,120,266
Mitsubishi UFJ Financial Group, Inc. (Japan)	156,900	1,316,257
Mizuho Financial Group, Inc. (Japan)	30,700	521,237
National Bank of Greece S.A. (Greece)*	15,663	89,708
NatWest Group PLC (United Kingdom)	146,191	318,085
Nedbank Group Ltd. (South Africa)	104,573	1,125,377
OTP Bank Nyrt. (Hungary)	63,294	2,355,804
Qatar National Bank QPSC (Qatar)	219,450	897,449
Resona Holdings, Inc. (Japan)	102,800	549,294
Saudi Awwal Bank (Saudi Arabia)	31,414	280,499
Saudi National Bank (The) (Saudi Arabia)	128,220	1,147,332
Sberbank of Russia PJSC (Russia)(d)	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	37,021	951,596
Skandinaviska Enskilda Banken AB, Class A (Sweden)	447,217	4,990,725
Standard Bank Group Ltd. (South Africa)	92,251	905,260
Standard Chartered PLC (United Kingdom)	62,271	477,453
Sumitomo Mitsui Financial Group, Inc. (Japan)	44,900	2,164,538
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	34,700	1,301,139
		76,623,314
	Number of Shares	Value
Beverages – 2.4%
Ambev S.A. ADR (Brazil)*	871,167	$ 2,204,053
Anheuser-Busch InBev S.A./N.V. (Belgium)	48,900	2,782,314
Asahi Group Holdings Ltd. (Japan)	13,200	477,449
Becle S.A.B. de C.V. (Mexico)	96,200	169,627
Budweiser Brewing Co. APAC Ltd. (China)(c)	437,500	831,402
Diageo PLC (United Kingdom)	51,859	1,961,101
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	49,276	5,588,391
Kirin Holdings Co. Ltd. (Japan)	93,000	1,306,959
Kweichow Moutai Co. Ltd., Class A (China)	1,700	390,221
Nongfu Spring Co. Ltd., Class H (China)(c)	76,600	436,294
Tingyi Cayman Islands Holding Corp. (China)	756,000	1,002,815
		17,150,626
Biotechnology & Pharmaceuticals – 5.3%
Astellas Pharma, Inc. (Japan)	61,400	776,702
AstraZeneca PLC (United Kingdom)	29,101	3,643,555
Bayer A.G. (Germany)(a)	101,660	4,392,583
BioNTech S.E. ADR (Germany)*	22,403	2,095,577
China Medical System Holdings Ltd. (China)	398,000	636,441
Chugai Pharmaceutical Co. Ltd. (Japan)	263,700	7,820,436
Daiichi Sankyo Co. Ltd. (Japan)	28,500	734,849
Genmab A/S (Denmark)*	9,074	2,565,065
GSK PLC	84,608	1,508,288
Hypera S.A. (Brazil)*	59,000	355,047
Novartis A.G. (Switzerland)(a)	22,400	2,097,078
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	388,564
Roche Holding A.G. (Genusschein)	23,814	6,137,097
Sandoz Group A.G. (Switzerland)*	4,860	126,355
Shionogi & Co. Ltd. (Japan)	54,100	2,519,147
Takeda Pharmaceutical Co. Ltd. (Japan)	60,400	1,639,543
		37,436,327

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Cable & Satellite – 0.3%
Liberty Global PLC, Class A (United Kingdom)*	115,900	$ 1,803,404
Chemicals – 2.8%
Air Liquide S.A. (France)	14,533	2,490,262
Akzo Nobel N.V. (Netherlands)	24,000	1,610,033
Asian Paints Ltd. (India)	16,295	586,966
Brenntag S.E. (Germany)	31,500	2,342,391
LG Chem Ltd. (South Korea)	2,709	887,854
Linde PLC	8,571	3,275,493
Nitto Denko Corp. (Japan)	12,700	821,763
Novozymes A/S, Class B (Denmark)(b)	32,464	1,459,029
Saudi Basic Industries Corp. (Saudi Arabia)	34,042	699,538
Shin-Etsu Chemical Co. Ltd. (Japan)	64,200	1,919,797
Symrise A.G. (Germany)	25,914	2,648,133
Toray Industries, Inc. (Japan)	91,000	440,243
UPL Ltd. (India)	140,873	914,683
		20,096,185
Commercial Support Services – 1.7%
Bidvest Group (The) Ltd. (South Africa)	47,067	666,224
Compass Group PLC (United Kingdom)	82,661	2,083,998
Edenred (France)	35,400	1,884,394
Eurofins Scientific S.E. (France)	46,335	2,350,843
Pony Testing International Group Co. Ltd., Class A (China)	157,602	286,553
Recruit Holdings Co. Ltd. (Japan)	122,900	3,523,876
Rentokil Initial PLC (United Kingdom)	52,522	267,468
Secom Co. Ltd. (Japan)	13,800	958,477
		12,021,833
Construction Materials – 0.5%
Anhui Conch Cement Co. Ltd., Class H (China)	332,000	826,247
Holcim Ltd.*	44,415	2,746,080
Siam Cement (The) PCL (Thailand)(a)	43,900	351,762
		3,924,089
Containers & Packaging – 0.0%
Klabin S.A. (Brazil)	90,200	382,859
	Number of Shares	Value
Diversified Industrials – 1.1%
Alfa Laval AB (Sweden)	106,437	$ 3,449,281
Hitachi Ltd. (Japan)	18,900	1,198,007
Siemens A.G. (Germany)(a)	21,957	2,913,669
		7,560,957
E-Commerce Discretionary – 2.1%
Alibaba Group Holding Ltd. (China)*	791,856	8,152,220
Alibaba Group Holding Ltd. ADR (China)*	17,177	1,417,790
JD.com, Inc. ADR (China)	19,932	506,671
JD.com, Inc., Class A (China)	122,633	1,559,053
MercadoLibre, Inc. (Brazil)*	529	656,352
PDD Holdings, Inc. (China)*	19,352	1,962,680
Sea Ltd. ADR (Singapore)*	4,301	179,352
Vipshop Holdings Ltd. ADR (China)*	21,890	312,151
		14,746,269
Electric Utilities – 0.3%
Chubu Electric Power Co., Inc. (Japan)	39,581	478,303
Engie Brasil Energia S.A. (Brazil)	75,800	593,110
National Grid PLC (United Kingdom)	64,599	770,212
SSE PLC (United Kingdom)	17,453	346,853
		2,188,478
Electrical Equipment – 2.0%
Assa Abloy AB, Class B (Sweden)	96,820	2,063,726
Daikin Industries Ltd. (Japan)	6,900	994,834
Mitsubishi Electric Corp. (Japan)	132,500	1,519,313
Schindler Holding A.G. (Switzerland)	6,875	1,390,969
Schneider Electric S.E.	38,842	5,976,124
Shenzhen Inovance Technology Co. Ltd., Class A (China)	42,000	346,023
Toshiba Corp. (Japan)*	28,330	861,251
Voltas Ltd. (India)	85,574	861,127
		14,013,367
Engineering & Construction – 0.2%
Indus Towers Ltd. (India)*	466,353	965,058
Larsen & Toubro Ltd. (India)	14,137	497,494
		1,462,552
Entertainment Content – 0.3%
NetEase, Inc. (China)	64,200	1,373,980

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Entertainment Content (Continued)
Nexon Co. Ltd. (Japan)	22,300	$ 409,188
Square Enix Holdings Co. Ltd. (Japan)	10,500	348,829
		2,131,997
Food – 1.2%
Chacha Food Co. Ltd., Class A (China)	78,100	393,920
Danone S.A. (France)	41,200	2,451,007
Gruma S.A.B. de C.V., Class B (Mexico)	27,730	482,987
MEIJI Holdings Co. Ltd. (Japan)	50,300	1,238,086
Nestle S.A. ADR	23,375	2,518,890
Universal Robina Corp. (Philippines)	107,970	208,148
Want Want China Holdings Ltd. (China)	871,000	541,204
Yamazaki Baking Co. Ltd. (Japan)	24,300	513,815
		8,348,057
Gas & Water Utilities – 0.4%
ENN Energy Holdings Ltd. (China)	204,800	1,551,390
ENN Natural Gas Co. Ltd., Class A (China)	243,200	572,050
Osaka Gas Co. Ltd. (Japan)	31,100	586,477
Severn Trent PLC (United Kingdom)	8,494	274,207
		2,984,124
Health Care Facilities & Services – 1.8%
Alfresa Holdings Corp. (Japan)	30,800	487,890
Bangkok Dusit Medical Services PCL NVDR (Thailand)	508,000	374,480
Bumrungrad Hospital PCL (Thailand)(a)	45,200	326,967
Fresenius Medical Care A.G. & Co. KGaA (Germany)	115,300	3,830,977
Fresenius S.E. & Co. KGaA (Germany)	146,300	3,763,317
Life Healthcare Group Holdings Ltd. (South Africa)	535,175	533,237
Lonza Group A.G. (Switzerland)(a)	4,669	1,635,102
Nahdi Medical Co. (Saudi Arabia)	21,052	795,980
Sinopharm Group Co. Ltd., Class H (China)	455,923	1,090,241
		12,838,191
	Number of Shares	Value
Home & Office Products – 0.7%
Coway Co. Ltd. (South Korea)	16,039	$ 513,261
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	221,100	1,022,085
Haier Smart Home Co. Ltd., Class A (China)	862,300	2,611,280
Midea Group Co. Ltd., Class A (China)	142,400	1,026,718
		5,173,344
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	8,867	435,872
Sekisui House Ltd. (Japan)	24,869	487,004
		922,876
Household Products – 3.8%
Haleon PLC	1,365,051	5,471,248
Hengan International Group Co. Ltd. (China)	271,000	907,660
Henkel A.G. & Co. KGaA (Germany)	33,600	2,123,533
Hindustan Unilever Ltd. (India)	15,233	454,604
Kao Corp. (Japan)	44,200	1,612,589
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	423,507	776,120
L'Oreal S.A. (France)	12,449	5,232,698
Reckitt Benckiser Group PLC (United Kingdom)	44,796	2,997,164
Shiseido Co. Ltd. (Japan)	48,000	1,522,343
Unicharm Corp. (Japan)	79,400	2,697,923
Unilever PLC (United Kingdom)	50,467	2,390,152
Unilever PLC (London Exchange) (United Kingdom)	21,950	1,038,330
		27,224,364
Industrial Intermediate Products – 0.4%
SKF AB, Class B (Sweden)	189,500	3,072,262
Industrial Support Services – 0.3%
Ashtead Group PLC (United Kingdom)	36,434	2,089,581
Institutional Financial Services – 0.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	277,810	546,975
Daiwa Securities Group, Inc. (Japan)	91,200	525,902
Japan Exchange Group, Inc. (Japan)	25,900	512,167

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
London Stock Exchange Group PLC (United Kingdom)	8,393	$ 846,813
Moscow Exchange MICEX PJSC (Russia)(d)	83,130	—
		2,431,857
Insurance – 4.7%
AIA Group Ltd. (Hong Kong)	545,800	4,739,622
Allianz S.E. (Germany)(a)	40,936	9,588,953
Aviva PLC (United Kingdom)	53,582	259,528
BB Seguridade Participacoes S.A. (Brazil)	283,500	1,725,151
Dai-ichi Life Holdings, Inc. (Japan)	41,200	870,351
HDFC Life Insurance Co. Ltd. (India)(c)	116,564	865,916
Legal & General Group PLC (United Kingdom)	94,894	244,495
Manulife Financial Corp. (Canada)	277,700	4,834,093
MS&AD Insurance Group Holdings, Inc. (Japan)	25,900	948,990
Ping An Insurance Group Co. of China Ltd., Class H (China)	522,000	2,647,833
Prudential PLC (Hong Kong)	480,792	5,027,348
Sompo Holdings, Inc. (Japan)	10,300	446,196
Tokio Marine Holdings, Inc. (Japan)	40,200	899,364
		33,097,840
Internet Media & Services – 3.4%
Baidu, Inc., Class A (China)*	117,700	1,545,261
Meituan, Class B (China)(c)*	129,690	1,838,357
NAVER Corp. (South Korea)	27,111	3,790,204
Prosus N.V. (China)*	150,707	4,214,609
Tencent Holdings Ltd. (China)	250,900	9,285,497
Tencent Music Entertainment Group ADR (China)*	142,510	1,034,623
Trip.com Group Ltd. (China)*	29,800	1,015,632
Trip.com Group Ltd. ADR (China)*	35,958	1,222,572
		23,946,755
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	94,219	3,005,831
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Entain PLC (United Kingdom)	20,529	$ 233,051
InterContinental Hotels Group PLC (United Kingdom)	6,376	451,820
Jiumaojiu International Holdings Ltd. (China)(c)	285,000	310,114
Jollibee Foods Corp. (Philippines)	127,710	461,646
Las Vegas Sands Corp.	21,906	1,039,659
OPAP S.A. (Greece)	32,089	543,533
Yum China Holdings, Inc. (China)	6,800	356,334
Yum China Holdings, Inc. (New York Stock Exchange) (China)	56,240	2,955,974
		9,357,962
Leisure Products – 0.4%
Shimano, Inc. (Japan)	17,700	2,547,138
Machinery – 4.6%
Atlas Copco AB, Class A (Sweden)	264,307	3,422,517
CNH Industrial N.V. (United Kingdom)(b)	453,466	5,025,300
Daifuku Co. Ltd. (Japan)	103,400	1,708,468
Epiroc AB, Class A (Sweden)	160,340	2,641,557
FANUC Corp. (Japan)	74,200	1,841,378
Hangcha Group Co. Ltd., Class A (China)	119,000	356,559
Hongfa Technology Co. Ltd., Class A (China)	76,300	301,763
Keyence Corp. (Japan)	9,100	3,522,780
Komatsu Ltd. (Japan)	225,200	5,174,285
Nabtesco Corp. (Japan)	23,666	419,165
Sandvik AB (Sweden)	77,800	1,325,169
SMC Corp. (Japan)	2,500	1,154,408
Smiths Group PLC (United Kingdom)	74,744	1,466,152
Sumitomo Heavy Industries Ltd. (Japan)	21,164	484,439
WEG S.A. (Brazil)	68,029	444,329
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	951,200	3,469,752
		32,758,021
Medical Equipment & Devices – 1.4%
Alcon, Inc. (Switzerland)	47,609	3,395,474
FUJIFILM Holdings Corp. (Japan)	16,700	913,453
Hoya Corp. (Japan)	8,100	779,776

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Olympus Corp. (Japan)	57,600	$ 769,268
Smith & Nephew PLC (United Kingdom)	30,066	336,473
Sonova Holding A.G. (Switzerland)(a)	7,913	1,875,487
Sysmex Corp. (Japan)	33,000	1,580,792
		9,650,723
Metals & Mining – 2.8%
Anglo American PLC (South Africa)	51,460	1,311,181
BHP Group Ltd. ADR (Australia)(b)	74,562	4,254,508
Cameco Corp. (Canada)	7,295	298,428
China Shenhua Energy Co. Ltd., Class H (China)	167,500	513,383
Glencore PLC (Australia)	802,103	4,248,604
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	241,755	1,003,949
Hindalco Industries Ltd. (India)	75,256	415,395
Rio Tinto PLC (Australia)	89,902	5,735,795
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	429,807
United Tractors Tbk PT (Indonesia)	324,600	513,682
Vale S.A. ADR (Brazil)	66,061	905,696
		19,630,428
Oil & Gas Producers – 7.0%
Bharat Petroleum Corp. Ltd. (India)	129,305	542,067
BP PLC (United Kingdom)	934,721	5,707,425
Canadian Natural Resources Ltd. (Canada)	26,646	1,692,047
Cenovus Energy, Inc. (Canada)	20,829	396,829
Chevron Corp.	5,184	755,464
China Petroleum & Chemical Corp., Class H (China)	1,067,092	545,751
Ecopetrol S.A. ADR (Colombia)(b)	13,677	161,525
ENEOS Holdings, Inc. (Japan)	144,000	533,580
Eni S.p.A. (Italy)	74,026	1,210,152
Equinor ASA (Norway)	27,585	924,738
Exxon Mobil Corp.	17,338	1,835,227
Galp Energia SGPS S.A. (Portugal)	168,723	2,540,086
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	4,733	269,731
Inpex Corp. (Japan)	85,100	1,234,876
LUKOIL PJSC (Russia)(d)	61,010	—
	Number of Shares	Value
Oil & Gas Producers (Continued)
MOL Hungarian Oil & Gas PLC (Hungary)	84,671	$ 673,714
Neste OYJ (Finland)	23,474	788,913
OMV A.G. (Austria)	6,107	267,842
Petroleo Brasileiro S.A. ADR (Brazil)	233,664	3,504,960
Petronet LNG Ltd. (India)	269,396	645,732
PTT Exploration & Production PCL (Thailand)(a)	172,900	789,660
Reliance Industries Ltd. (India)	62,805	1,726,999
Repsol S.A. (Spain)	35,377	517,995
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	51,994	253,703
Shell PLC (Netherlands)	471,114	15,182,522
Suncor Energy, Inc. (Canada)	32,366	1,048,175
TotalEnergies S.E. (France)	66,838	4,468,621
Vibra Energia S.A. (Brazil)*	198,800	781,518
Woodside Energy Group Ltd. (Australia)	22,524	490,568
		49,490,420
Publishing & Broadcasting – 0.3%
Focus Media Information Technology Co. Ltd., Class A (China)	648,200	610,695
Informa PLC (United Kingdom)	172,311	1,492,986
		2,103,681
Real Estate Owners & Developers – 0.5%
China Overseas Land & Investment Ltd. (China)	202,000	381,196
China Vanke Co. Ltd., Class H (China)	465,595	435,591
Mitsubishi Estate Co. Ltd. (Japan)	115,100	1,473,317
Mitsui Fudosan Co. Ltd. (Japan)	23,300	505,024
Sumitomo Realty & Development Co. Ltd. (Japan)	17,800	446,672
		3,241,800
Real Estate Services – 0.1%
KE Holdings, Inc. ADR (China)	52,482	772,010
Renewable Energy – 0.3%
LONGi Green Energy Technology Co. Ltd., Class A (China)	627,900	2,065,630

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples – 1.6%
Alibaba Health Information Technology Ltd. (China)(b)*	1,132,000	$ 666,837
Alimentation Couche-Tard, Inc. (Canada)	65,973	3,591,348
Clicks Group Ltd. (South Africa)	54,264	799,628
Jeronimo Martins SGPS S.A. (Portugal)	20,328	468,660
Raia Drogasil S.A. (Brazil)	249,719	1,278,375
Seven & i Holdings Co. Ltd. (Japan)	22,800	835,363
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,780,200	323,876
Tesco PLC (United Kingdom)	229,653	753,621
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	365,484	1,309,572
Woolworths Holdings Ltd. (South Africa)	75,073	279,507
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	234,356	1,046,328
		11,353,115
Retail - Discretionary – 1.1%
Associated British Foods PLC (United Kingdom)	15,741	388,300
Astra International Tbk PT (Indonesia)	1,530,500	556,765
Fast Retailing Co. Ltd. (Japan)	4,500	996,284
Kingfisher PLC (United Kingdom)	98,393	251,248
Li Ning Co. Ltd. (China)	178,500	546,996
Localiza Rent a Car S.A. (Brazil)*	150,521	1,522,302
Nitori Holdings Co. Ltd. (Japan)	18,200	1,970,966
Zhongsheng Group Holdings Ltd. (China)	546,500	1,262,030
		7,494,891
Semiconductors – 4.0%
ASE Technology Holding Co. Ltd. (Taiwan)	577,000	2,020,066
ASMPT Ltd. (Hong Kong)	60,600	513,255
Globalwafers Co. Ltd. (Taiwan)	45,000	661,496
Infineon Technologies A.G. (Germany)	183,069	5,347,486
MediaTek, Inc. (Taiwan)	93,000	2,427,241
Novatek Microelectronics Corp. (Taiwan)	88,000	1,239,311
	Number of Shares	Value
Semiconductors (Continued)
SK Hynix, Inc. (South Korea)	16,909	$ 1,468,413
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	500,945	8,181,694
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	54,850	4,734,104
Tokyo Electron Ltd. (Japan)	10,300	1,361,018
Vanguard International Semiconductor Corp. (Taiwan)	168,000	364,849
		28,318,933
Software – 1.7%
Dassault Systemes S.E. (France)	66,857	2,754,065
Hundsun Technologies, Inc., Class A (China)	5,113	21,701
Open Text Corp. (Canada)	91,348	3,049,874
SAP S.E. (Germany)	21,500	2,883,845
SAP S.E. ADR (Germany)	25,078	3,360,452
ZWSOFT Co. Ltd. (Guangzhou), Class A (China)	19,350	284,116
		12,354,053
Specialty Finance – 0.2%
Chailease Holding Co. Ltd. (Taiwan)	107,080	580,860
Jio Financial Services Ltd. (India)*	42,276	111,201
ORIX Corp. (Japan)	36,500	663,802
		1,355,863
Steel – 0.5%
Mitsui & Co. Ltd. (Japan)	40,800	1,482,843
Ternium S.A. ADR (Mexico)	13,143	492,731
thyssenkrupp A.G. (Germany)	214,400	1,494,295
		3,469,869
Technology Hardware – 3.8%
Casio Computer Co. Ltd. (Japan)	53,100	425,491
Hon Hai Precision Industry Co. Ltd. (Taiwan)	192,000	573,065
Kyocera Corp. (Japan)	17,200	847,812
Lenovo Group Ltd. (China)	1,576,000	1,834,042
Murata Manufacturing Co. Ltd. (Japan)	96,600	1,654,698
Nidec Corp. (Japan)	17,900	656,591
Nintendo Co. Ltd. (Japan)	53,600	2,214,455

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Panasonic Holdings Corp. (Japan)	99,300	$ 871,208
Samsung Electronics Co. Ltd. (South Korea)	99,885	4,971,763
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	5,948	7,437,829
Sony Group Corp. (Japan)	44,000	3,658,111
TDK Corp. (Japan)	36,100	1,350,689
Yageo Corp. (Taiwan)	50,000	815,177
		27,310,931
Technology Services – 2.6%
Adyen N.V. (Netherlands)(c)*	2,331	1,572,227
Amadeus IT Group S.A. (Spain)	44,400	2,534,033
Arabian Internet & Communications Services Co. (Saudi Arabia)	3,858	322,018
Capgemini S.E. (France)	20,500	3,622,940
Experian PLC	17,040	516,974
Fujitsu Ltd. (Japan)	22,200	2,875,956
Globant S.A.*	3,600	613,044
Infosys Ltd. (India)	85,447	1,405,241
Infosys Ltd. ADR (India)	45,198	742,151
RELX PLC (United Kingdom)	35,687	1,246,465
Sangfor Technologies, Inc., Class A (China)*	800	9,147
Tata Consultancy Services Ltd. (India)	26,086	1,056,055
Worldline S.A. (France)(c)*	137,500	1,748,439
		18,264,690
Telecommunications – 1.7%
America Movil S.A.B. de C.V. ADR (Mexico)	47,855	794,393
BT Group PLC (United Kingdom)	155,181	213,130
KDDI Corp. (Japan)	66,900	2,001,296
KT Corp. (South Korea)	37,438	905,707
Mobile TeleSystems PJSC ADR (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	1,047,500	1,232,673
Softbank Corp. (Japan)	44,900	507,678
SoftBank Group Corp. (Japan)	44,900	1,838,838
Telkom Indonesia Persero Tbk PT (Indonesia)	10,814,000	2,370,600
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(b)	28,694	631,268
	Number of Shares	Value
Telecommunications (Continued)
Vodacom Group Ltd. (South Africa)	127,481	$ 693,989
Vodafone Group PLC (United Kingdom)	697,882	642,428
		11,832,000
Tobacco & Cannabis – 0.4%
British American Tobacco PLC (United Kingdom)	53,879	1,609,498
Japan Tobacco, Inc. (Japan)	23,600	549,381
KT&G Corp. (South Korea)	8,702	548,951
		2,707,830
Transportation & Logistics – 1.3%
Canadian National Railway Co. (Canada)(b)	20,913	2,212,177
CCR S.A. (Brazil)	413,260	986,070
DSV A/S (Denmark)	11,000	1,643,850
East Japan Railway Co. (Japan)	31,000	1,610,057
Ryanair Holdings PLC ADR (Ireland)*	35,891	3,147,641
		9,599,795
Transportation Equipment – 1.1%
Daimler Truck Holding A.G. (Germany)	113,739	3,573,705
Volvo AB, Class B (Sweden)	140,600	2,786,016
Weichai Power Co. Ltd., Class H (China)	798,000	1,194,464
		7,554,185
Wholesale - Consumer Staples – 0.5%
Bid Corp. Ltd. (South Africa)	9,814	208,202
ITOCHU Corp. (Japan)	51,800	1,865,889
Mitsubishi Corp. (Japan)	32,300	1,505,683
		3,579,774
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	19,326	689,479
Total Common Stocks (Cost $719,411,451)		672,659,307

Preferred Stocks – 0.6%
Chemicals – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 1.26% (Chile)(b)(e)	12,398	600,063

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware – 0.5%
Samsung Electronics Co. Ltd., 2.70% (South Korea)(e)	81,100	$ 3,237,896
Total Preferred Stocks (Cost $5,106,714)		3,837,959

Rights – 0.0%
Retail - Discretionary – 0.0%
Localiza Rent a Car S.A. (Brazil)*	1,085	1,177
Total Rights (Cost $—)		1,177

Investment Companies – 1.4%
iShares MSCI South Korea ETF(b)	182,979	10,054,696
Total Investment Companies (Cost $11,032,022)		10,054,696
	Number of Shares	Value
Short-Term Investments – 3.7%
Money Market Funds – 3.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(f)(g)	7,145,629	$ 7,145,629
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(f)	19,280,515	19,280,515
Total Short-Term Investments (Cost $26,426,144)		26,426,144
Total Investments – 100.5% (Cost $761,976,331)		712,979,283
Liabilities less Other Assets – (0.5)%		(3,630,984)
NET ASSETS – 100.0%		$709,348,299

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Security either partially or fully on loan. (See Note 7).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 4 regarding investments in Russian securities).
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of October 31, 2023 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	21.1
Japanese Yen	16.8
British Pound	13.0
U.S. Dollar	12.8
Hong Kong Dollar	7.3
All other currencies less than 5%	29.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	16.8
China	11.1
Germany	9.2
United Kingdom	8.6
France	6.4
United States	6.0
All other countries less than 5%(b)	41.9
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

  Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$103,632,522	$569,026,785	$—*	$672,659,307
Preferred Stocks	600,063	3,237,896	—	3,837,959
Rights	1,177	—	—	1,177
Investment Companies	10,054,696	—	—	10,054,696
Short-Term Investments	26,426,144	—	—	26,426,144
Total Investments	$140,714,602	$572,264,681	$—	$712,979,283

*Includes securities determined to have no value as of October 31, 2023.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par (a)	Value
Asset-Backed Securities – 4.6%
Other – 4.4%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.42%, 4/20/36(b)(c)	$100,000	$100,694
AGL CLO Ltd., Series 2021-12A, Class D, (3M CME Term SOFR + 3.11%, 2.85% Floor), 8.53%, 7/20/34(b)(c)	250,000	240,128
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 8.30%, 1/17/32(b)(c)	250,000	240,130
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.37%, 5/25/35(c)	107,777	105,347
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.81%, 4/22/33(b)(c)	130,000	123,351
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 9.06%, 4/22/35(b)(c)	250,000	240,429
Barings CLO Ltd.,
Series 2016-2A, Class ER2, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.18%, 1/20/32(b)(c)	390,000	372,679
Series 2018-3A, Class D, (3M CME Term SOFR + 3.16%), 8.58%, 7/20/29(b)(c)	260,000	255,134

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 12.50%, 7/25/34(b)(c)	250,000	219,660
Bristol Park CLO Ltd.,
Series 2016-1A, Class DR, (3M CME Term SOFR + 3.21%, 2.95% Floor), 8.61%, 4/15/29(b)(c)	250,000	237,212
	Par (a)	Value
Other (Continued)
Bristol Park CLO Ltd.,
Series 2016-1A, Class ER, (3M CME Term SOFR + 7.26%, 7.00% Floor), 12.66%, 4/15/29(b)(c)	$350,000	$316,892

Canyon CLO Ltd., Series 2020-1A, Class BR, (3M CME Term SOFR + 1.96%, 1.70% Floor), 7.36%, 7/15/34(b)(c)	250,000	243,603
CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, (3M CME Term SOFR + 2.20%, 2.20% Floor), 7.62%, 1/20/35(b)(c)	240,000	241,856
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 8.26%, 4/17/30(b)(c)	250,000	232,788
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	472,403	306,266
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M CME Term SOFR + 5.21%), 10.61%, 4/15/31(b)(c)	250,000	207,275
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	234,271	187,589
JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class M1, (1M CME Term SOFR + 0.34%, 0.23% Floor), 5.67%, 5/25/37(c)	270,000	251,017
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 9.32%, 10/20/34(b)(c)	300,000	284,182
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M USD LIBOR + 0.29%), 5.73%, 1/25/33(c)	363,490	336,453
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 8.56%, 10/16/33(b)(c)	250,000	239,017

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Other (Continued)

Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 13.12%, 5/15/33(b)(c)	$487,000	$466,488
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 9.41%, 10/15/34(b)(c)	280,000	256,921
Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.42%, 1/20/35(b)(c)	220,000	219,394
Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, (3M CME Term SOFR + 5.40%, 5.40% Floor), 10.79%, 4/15/31(b)(c)	210,000	210,649
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	193,282	168,106
RAD CLO 21 Ltd., Series 2023-21A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.77%, 1/25/33(b)(c)(d)	160,000	160,000
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	270,947	239,191
Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	277,664	247,276
Sycamore Tree CLO Ltd., Series 2023-2A, Class A, (3M CME Term SOFR + 2.33%, 2.33% Floor), 7.75%, 4/20/35(b)(c)	250,000	252,395
Symphony CLO 37 Ltd., Series 2022-37A, Class A1A, (3M CME Term SOFR + 2.30%, 2.30% Floor), 7.72%, 10/20/34(b)(c)	250,000	250,340
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 9.26%, 4/19/34(b)(c)	250,000	235,409
	Par (a)	Value
Other (Continued)

TSTAT Ltd., Series 2022-2A, Class C, (3M CME Term SOFR + 4.80%, 4.80% Floor), 10.22%, 1/20/31(b)(c)	$250,000	$ 252,605
Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.15%, 4.15% Floor), 9.57%, 10/20/34(b)(c)	110,000	109,442
VERDE CLO Ltd., Series 2019-1A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.91%, 4/15/32(b)(c)	250,000	240,068
Voya CLO Ltd., Series 2020-3A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.93%, 10/20/34(b)(c)	260,000	247,908
		8,537,894
Specialty Finance – 0.2%
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 7.48%, 6/19/37(b)(c)	240,000	239,888
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 7.57%, 4/20/36(b)(c)	260,000	261,734
		501,622
Total Asset-Backed Securities (Cost $9,311,764)		9,039,516

	Number of Shares
Common Stocks – 42.4%
Advertising & Marketing – 0.0%(e)
WPP PLC (United Kingdom)	4,171	35,917
Aerospace & Defense – 1.6%
BAE Systems PLC (United Kingdom)	232,913	3,131,837
Asset Management – 1.6%
BlackRock, Inc.	531	325,121
Blackstone, Inc.	2,169	200,307
Macquarie Korea Infrastructure Fund (South Korea)	260,573	2,321,845

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Asset Management (Continued)
St. James's Place PLC (United Kingdom)	3,908	$ 30,466
T. Rowe Price Group, Inc.	3,265	295,482
		3,173,221
Automotive – 0.9%
Mercedes-Benz Group A.G. (Germany)	28,226	1,660,656
Banking – 2.2%
Barclays PLC (United Kingdom)	25,363	40,709
BNP Paribas S.A. (France)	18,582	1,068,540
HSBC Holdings PLC (United Kingdom)	32,583	235,263
JPMorgan Chase & Co.	14,810	2,059,479
Lloyds Banking Group PLC (United Kingdom)	171,980	83,703
NatWest Group PLC (United Kingdom)	13,127	28,562
PNC Financial Services Group (The), Inc.	2,384	272,896
Standard Chartered PLC (United Kingdom)	5,463	41,887
Truist Financial Corp.	3,253	92,255
U.S. Bancorp	9,739	310,479
		4,233,773
Beverages – 2.3%
Arca Continental S.A.B. de C.V. (Mexico)	325,722	2,922,808
Coca-Cola (The) Co.	13,493	762,220
Diageo PLC (United Kingdom)	4,858	183,710
PepsiCo, Inc.	3,174	518,251
		4,386,989
Biotechnology & Pharmaceuticals – 3.4%
AbbVie, Inc.	4,613	651,263
Amgen, Inc.	1,780	455,146
AstraZeneca PLC (United Kingdom)	2,703	338,426
Bristol-Myers Squibb Co.	7,349	378,694
Gilead Sciences, Inc.	5,899	463,307
GSK PLC	7,491	133,540
Johnson & Johnson	5,487	813,942
Merck & Co., Inc.	8,014	823,038
Novartis A.G. ADR (Switzerland)(f)	22,906	2,143,544
Pfizer, Inc.	15,621	477,378
		6,678,278
Cable & Satellite – 0.4%
Comcast Corp., Class A	20,348	840,169
	Number of Shares	Value
Chemicals – 0.3%
Air Products and Chemicals, Inc.	2,040	$ 576,178
Commercial Support Services – 0.1%
Compass Group PLC (United Kingdom)	3,129	78,886
Rentokil Initial PLC (United Kingdom)	5,391	27,454
		106,340
Construction Materials – 0.6%
Cie de Saint-Gobain (France)	12,547	682,985
Xinyi Glass Holdings Ltd. (China)(f)	436,745	501,829
		1,184,814
Containers & Packaging – 0.2%
Amcor PLC	45,635	405,695
Diversified Industrials – 0.9%
Emerson Electric Co.	4,632	412,109
Illinois Tool Works, Inc.	927	207,759
Siemens A.G. (Germany)(g)	8,820	1,170,404
		1,790,272
Electric Utilities – 0.7%
American Electric Power Co., Inc.	5,005	378,078
Dominion Energy, Inc.	7,050	284,256
Duke Energy Corp.	2,252	200,180
Edison International	5,637	355,469
National Grid PLC (United Kingdom)	6,330	75,473
SSE PLC (United Kingdom)	2,085	41,436
		1,334,892
Food – 0.2%
Mondelez International, Inc., Class A	6,656	440,694
Forestry, Paper & Wood Products – 0.7%
UPM-Kymmene OYJ (Finland)	41,078	1,383,340
Gas & Water Utilities – 0.1%
NiSource, Inc.	8,206	206,463
Severn Trent PLC (United Kingdom)	1,003	32,379
		238,842
Health Care Facilities & Services – 0.2%
CVS Health Corp.	5,075	350,226

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Home Construction – 0.0%(e)
Berkeley Group Holdings (The) PLC (United Kingdom)	788	$ 38,735
Household Products – 0.8%
Haleon PLC	12,292	49,267
Kimberly-Clark Corp.	2,712	324,464
Procter & Gamble (The) Co.	5,303	795,609
Reckitt Benckiser Group PLC (United Kingdom)	1,658	110,932
Unilever PLC (United Kingdom)	4,711	223,116
		1,503,388
Industrial Support Services – 0.0%(e)
Ashtead Group PLC (United Kingdom)	532	30,512
Institutional Financial Services – 1.3%
CME Group, Inc.	3,364	718,080
London Stock Exchange Group PLC (United Kingdom)	768	77,487
Morgan Stanley	20,502	1,451,952
Northern Trust Corp.	3,755	247,492
		2,495,011
Insurance – 1.2%
Aviva PLC (United Kingdom)	6,096	29,526
Legal & General Group PLC (United Kingdom)	11,144	28,713
Prudential PLC (Hong Kong)	5,414	56,611
Zurich Insurance Group A.G. (Switzerland)	4,710	2,237,215
		2,352,065
Leisure Facilities & Services – 2.4%
Entain PLC (United Kingdom)	2,232	25,338
InterContinental Hotels Group PLC (United Kingdom)	517	36,636
McDonald's Corp.	1,196	313,555
OPAP S.A. (Greece)	236,206	4,000,925
Starbucks Corp.	2,494	230,047
		4,606,501
Leisure Products – 0.1%
Hasbro, Inc.	3,461	156,264
Machinery – 0.0%(e)
Smiths Group PLC (United Kingdom)	1,564	30,679
	Number of Shares	Value
Medical Equipment & Devices – 0.3%
Medtronic PLC	7,060	$ 498,154
Smith & Nephew PLC (United Kingdom)	3,068	34,334
		532,488
Metals & Mining – 2.3%
Anglo American PLC (South Africa)	2,486	63,342
BHP Group Ltd. (Australia)	56,091	1,587,795
Glencore PLC (Australia)	188,485	998,373
Rio Tinto Ltd. (Australia)	22,109	1,651,500
Rio Tinto PLC (Australia)	2,306	147,124
		4,448,134
Oil & Gas Producers – 3.6%
BP PLC (United Kingdom)	31,030	189,470
Exxon Mobil Corp.	4,424	468,280
Gazprom PJSC (Russia)(h)*	33,780	—
Kinder Morgan, Inc.	12,609	204,266
LUKOIL PJSC (Russia)(h)	1,232	—
ONEOK, Inc.	5,389	351,363
Petroleo Brasileiro S.A. (Brazil)	445,890	3,343,014
Rosneft Oil Co. PJSC (Russia)(h)	17,410	—
Shell PLC (Netherlands)	11,814	380,728
Williams (The) Cos., Inc.	10,415	358,276
Woodside Energy Group Ltd. (Australia)	74,270	1,617,586
		6,912,983
Publishing & Broadcasting – 0.0%(e)
Informa PLC (United Kingdom)	3,223	27,926
Real Estate Investment Trusts – 3.6%
Crown Castle, Inc.	4,536	421,757
Federal Realty Investment Trust	3,265	297,735
PowerGrid Infrastructure Investment Trust (India)(b)	1,387,453	1,637,606
Realty Income Corp.	4,031	190,989
Simon Property Group, Inc.	3,063	336,593
TF Administradora Industrial S. de R.L. de C.V. (Mexico)	1,726,309	2,799,782
VICI Properties, Inc.	46,620	1,300,698
		6,985,160
Retail - Consumer Staples – 0.0%(e)
Tesco PLC (United Kingdom)	20,768	68,151

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Retail - Discretionary – 0.0%(e)
Associated British Foods PLC (United Kingdom)	1,565	$ 38,605
Kingfisher PLC (United Kingdom)	10,194	26,031
		64,636
Semiconductors – 2.9%
Broadcom, Inc.	3,454	2,906,092
MediaTek, Inc. (Taiwan)	84,000	2,192,347
Texas Instruments, Inc.	4,208	597,578
		5,696,017
Technology Hardware – 1.0%
NetApp, Inc.	3,127	227,583
Unimicron Technology Corp. (Taiwan)	399,620	1,782,271
		2,009,854
Technology Services – 0.4%
Experian PLC	1,751	53,123
International Business Machines Corp.	4,063	587,673
RELX PLC (United Kingdom)	3,178	111,000
		751,796
Telecommunications – 3.5%
BCE, Inc. (Canada)(f)	28,053	1,041,608
BT Group PLC (United Kingdom)	20,635	28,341
Nippon Telegraph & Telephone Corp. (Japan)	2,264,000	2,664,220
Softbank Corp. (Japan)	199,285	2,253,289
Verizon Communications, Inc.	18,944	665,503
Vodafone Group PLC (United Kingdom)	60,848	56,013
		6,708,974
Tobacco & Cannabis – 1.7%
British American Tobacco PLC (United Kingdom)	5,075	151,603
British American Tobacco PLC ADR (United Kingdom)	80,255	2,396,414
Philip Morris International, Inc.	8,613	767,935
		3,315,952
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,686	379,397
Transportation Equipment – 0.7%
Volvo AB, Class B (Sweden)	71,079	1,408,444
	Number of Shares	Value
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	1,121	$ 39,993
Total Common Stocks (Cost $85,121,486)		82,515,193

	Par (a)
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp.,
0.00%, 12/15/25(i)	$220,000	134,204
3.38%, 8/15/26	80,000	41,000
		175,204
Publishing & Broadcasting – 0.0%(e)
Gannett Co., Inc., 6.00%, 12/01/27(b)	20,000	16,590
Total Convertible Bonds (Cost $201,540)		191,794

Corporate Bonds – 13.7%
Aerospace & Defense – 0.5%
Boeing (The) Co., 3.25%, 2/01/35	270,000	199,632
TransDigm, Inc.,
6.25%, 3/15/26(b)	160,000	156,234
6.75%, 8/15/28(b)	280,000	271,875

Triumph Group, Inc., 9.00%, 3/15/28(b)	260,000	252,522
		880,263
Automotive – 0.8%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)	250,000	246,144
Ford Motor Co.,
3.25%, 2/12/32(f)	920,000	694,369
6.10%, 8/19/32(f)	10,000	9,249

Ford Motor Credit Co. LLC, 3.63%, 6/17/31	270,000	213,300
PM General Purchaser LLC, 9.50%, 10/01/28(b)	390,000	366,600
		1,529,662
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	110,000	94,875
6.13%, 2/01/27(b)(f)	90,000	50,206
5.00%, 1/30/28(b)	20,000	7,339
		152,420

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Cable & Satellite – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/31(b)	$460,000	$ 357,971
4.50%, 5/01/32	80,000	61,240

Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	48,432
CSC Holdings LLC,
7.50%, 4/01/28(b)(f)	640,000	410,194
6.50%, 2/01/29(b)(f)	200,000	158,138

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	230,000	201,534
DISH DBS Corp.,
5.88%, 11/15/24	220,000	201,853
7.75%, 7/01/26	80,000	53,606
5.75%, 12/01/28(b)	150,000	108,938

DISH Network Corp., 11.75%, 11/15/27(b)	200,000	198,112
Time Warner Cable LLC, 6.75%, 6/15/39	90,000	78,487
		1,878,505
Commercial Support Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(b)	160,000	149,840
Clean Harbors, Inc., 5.13%, 7/15/29(b)	100,000	89,943
CoreCivic, Inc., 8.25%, 4/15/26	180,000	182,237
RR Donnelley & Sons Co., 9.75%, 7/31/28(b)	80,000	78,400
TKC Holdings, Inc., 6.88%, 5/15/28(b)	50,000	43,250
ZipRecruiter, Inc., 5.00%, 1/15/30(b)(f)	60,000	46,862
		590,532
Construction Materials – 0.2%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)(f)	270,000	254,925
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	160,000	147,934
		402,859
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)(f)	140,000	114,513
	Par (a)	Value
Consumer Services (Continued)
StoneMor, Inc., 8.50%, 5/15/29(b)	$170,000	$ 135,788
Upbound Group, Inc., 6.38%, 2/15/29(b)	40,000	34,400
		284,701
Containers & Packaging – 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	198,454
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)(f)	60,000	57,109
		255,563
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)	280,000	244,721
Engineering & Construction – 0.2%
TopBuild Corp.,
3.63%, 3/15/29(b)	150,000	125,036
4.13%, 2/15/32(b)	10,000	7,911

Tutor Perini Corp., 6.88%, 5/01/25(b)(f)	310,000	266,600
		399,547
Food – 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(b)	240,000	225,168
Health Care Facilities & Services – 0.6%
AdaptHealth LLC, 4.63%, 8/01/29(b)	220,000	164,450
Akumin Escrow, Inc., 7.50%, 8/01/28(b)(j)	150,000	118,611
Akumin, Inc., 7.00%, 11/01/25(b)(f)(j)	110,000	92,950
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)(f)	90,000	82,265
6.13%, 4/01/30(b)	400,000	155,000
4.75%, 2/15/31(b)	160,000	107,239

LifePoint Health, Inc., 9.88%, 8/15/30(b)	260,000	234,975
Option Care Health, Inc., 4.38%, 10/31/29(b)	230,000	192,223
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	32,025
		1,179,738
Home & Office Products – 0.1%
Newell Brands, Inc., 5.20%, 4/01/26(f)	210,000	198,272

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Home Construction – 0.0%(e)
MDC Holdings, Inc., 6.00%, 1/15/43	$ 50,000	$ 39,278
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 6.63%, 4/15/27	230,000	199,525
Industrial Support Services – 0.6%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)(f)	150,000	127,055
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)(f)	160,000	75,901
United Rentals North America, Inc.,
5.50%, 5/15/27(f)	100,000	96,608
6.00%, 12/15/29(b)	850,000	817,855
		1,117,419
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)	180,000	153,385
LPL Holdings, Inc., 4.00%, 3/15/29(b)	170,000	146,177
StoneX Group, Inc., 8.63%, 6/15/25(b)	180,000	180,450
		480,012
Insurance – 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., (100% Cash), 7.63%, 10/15/25(b)(k)	400,000	389,784
NMI Holdings, Inc., 7.38%, 6/01/25(b)	150,000	150,155
		539,939
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(f)	210,000	175,816
Leisure Facilities & Services – 1.5%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(f)	110,000	77,037
Boyne USA, Inc., 4.75%, 5/15/29(b)(f)	120,000	104,479
Caesars Entertainment, Inc., 7.00%, 2/15/30(b)	200,000	193,019
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	120,000	118,082
	Par (a)	Value
Leisure Facilities & Services (Continued)
Carnival Corp.,
5.75%, 3/01/27(b)	$410,000	$ 366,074
4.00%, 8/01/28(b)(f)	90,000	78,284

Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	80,000	85,297
Full House Resorts, Inc., 8.25%, 2/15/28(b)	200,000	168,406
Mohegan Tribal Gaming Authority,
8.00%, 2/01/26(b)	40,000	36,750
13.25%, 12/15/27(b)	290,000	307,400
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	250,000	224,375
8.13%, 1/15/29(b)	120,000	117,239
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	230,000	211,508
5.50%, 8/31/26(b)	340,000	320,851
11.63%, 8/15/27(b)	90,000	97,611
8.25%, 1/15/29(b)	60,000	61,507
9.25%, 1/15/29(b)	80,000	83,507
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	20,000	18,018
9.13%, 7/15/31(b)	150,000	147,375

VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	17,969
		2,834,788
Leisure Products – 0.1%
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	200,000	188,066
Machinery – 0.2%
Titan International, Inc., 7.00%, 4/30/28	480,000	438,609
Medical Equipment & Devices – 0.2%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	120,000	119,190
Medline Borrower L.P., 5.25%, 10/01/29(b)(f)	260,000	221,318
		340,508
Metals & Mining – 0.0%(e)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	49,349
Oil & Gas Producers – 3.4%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	540,000	518,400

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	$220,000	$220,314
Chord Energy Corp., 6.38%, 6/01/26(b)	260,000	255,252
Continental Resources, Inc., 5.75%, 1/15/31(b)	170,000	157,656
Crescent Energy Finance LLC, 9.25%, 2/15/28(b)	110,000	110,788
DCP Midstream Operating L.P., 6.75%, 9/15/37(b)	200,000	197,713
Devon Energy Corp., 5.00%, 6/15/45	170,000	130,989
Earthstone Energy Holdings LLC, 9.88%, 7/15/31(b)(f)	150,000	161,534
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	160,000	153,486
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(l)(m)	70,000	58,130
5.35%, 5/15/45	90,000	70,723
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	100,000	98,114
4.75%, 1/15/31(b)(f)	150,000	126,300

EQT Corp., 3.13%, 5/15/26(b)	20,000	18,523
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(b)	120,000	104,796
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27(b)	130,000	122,863
8.88%, 7/15/28(b)	110,000	110,586

Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	220,000	217,257
Occidental Petroleum Corp.,
7.15%, 5/15/28	120,000	122,400
6.45%, 9/15/36	240,000	233,107
7.95%, 6/15/39	400,000	427,600
4.40%, 8/15/49	60,000	39,233

Permian Resources Operating LLC, 5.88%, 7/01/29(b)	340,000	316,449
Range Resources Corp.,
8.25%, 1/15/29	500,000	510,619
4.75%, 2/15/30(b)	120,000	106,578
	Par (a)	Value
Oil & Gas Producers (Continued)

Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	$100,000	$ 92,435
Southwestern Energy Co., 4.75%, 2/01/32	300,000	257,996
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)	120,000	115,200
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)(f)	80,000	67,347
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	250,000	220,383
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	100,000	75,247
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	179,238
4.13%, 8/15/31(b)	220,000	176,882
3.88%, 11/01/33(b)	150,000	113,347

Venture Global LNG, Inc., 8.38%, 6/01/31(b)	130,000	124,053
Western Midstream Operating L.P.,
5.45%, 4/01/44	340,000	261,672
5.30%, 3/01/48	410,000	306,292

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	33,337
		6,612,839
Oil, Gas Services & Equipment – 0.0%(e)
Noble Finance II LLC, 8.00%, 4/15/30(b)(f)	90,000	89,945
Publishing & Broadcasting – 0.1%
McClatchy (The) Co. LLC, (100% Cash), 11.00%, 7/15/27(b)(f)(k)	139,380	151,924
Real Estate Investment Trusts – 0.1%
Service Properties Trust, 5.50%, 12/15/27	210,000	177,293
Real Estate Owners & Developers – 0.0%(e)
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25(b)	90,000	84,527
Real Estate Services – 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/01/31(b)	100,000	94,809

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(f)	$500,000	$ 405,015
Retail - Discretionary – 0.5%
Bath & Body Works, Inc.,
5.25%, 2/01/28	150,000	137,542
6.63%, 10/01/30(b)(f)	70,000	64,806

Builders FirstSource, Inc., 4.25%, 2/01/32(b)(f)	160,000	127,337
Foot Locker, Inc., 4.00%, 10/01/29(b)	260,000	191,108
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)(f)	140,000	101,438
QVC, Inc.,
4.45%, 2/15/25(f)	40,000	34,453
4.38%, 9/01/28	100,000	50,671

Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	320,000	309,331
		1,016,686
Software – 0.5%
athenahealth Group, Inc., 6.50%, 2/15/30(b)	270,000	220,656
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)	340,000	326,634
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	100,000	83,587
Gen Digital, Inc., 7.13%, 9/30/30(b)(f)	220,000	214,027
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)	70,000	30,684
		875,588
Specialty Finance – 0.5%
Burford Capital Global Finance LLC, 9.25%, 7/01/31(b)	200,000	197,400
FirstCash, Inc., 5.63%, 1/01/30(b)	180,000	160,231
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)	20,000	17,472
4.75%, 6/15/29(b)	80,000	64,320

Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	200,000	169,482
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	520,000	422,601
		1,031,506
	Par (a)	Value
Technology Hardware – 0.2%
CommScope, Inc.,
6.00%, 3/01/26(b)	$ 20,000	$ 16,799
4.75%, 9/01/29(b)	140,000	95,550

NCR Voyix Corp., 5.13%, 4/15/29(b)	160,000	137,587
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	60,000	46,703
		296,639
Technology Services – 0.2%
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(b)	210,000	207,343
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)	120,000	96,469
		303,812
Tobacco & Cannabis – 0.0%(e)
Altria Group, Inc., 5.95%, 2/14/49	80,000	67,866
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 2/15/25	102,000	98,286
American Airlines, Inc., 7.25%, 2/15/28(b)(f)	160,000	148,772
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	170,000	153,349
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	70,000	51,497
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	298	294
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	100,000	73,750
8.00%, 9/20/25(b)	180,000	132,750

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	36,480	34,954
United Airlines, Inc., 4.63%, 4/15/29(b)	110,000	92,917
XPO CNW, Inc., 6.70%, 5/01/34	30,000	27,747
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	50,000	49,987
		864,303

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Transportation Equipment – 0.0%(e)
Allison Transmission, Inc., 4.75%, 10/01/27(b)	$ 70,000	$ 63,838
Total Corporate Bonds (Cost $29,058,198)		26,761,850

Foreign Issuer Bonds – 6.2%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	163,194
Argentina – 0.3%
Provincia de Buenos Aires, (Step to 6.63% on 9/1/24), 6.38%, 9/01/37(b)(n)	600,000	193,537
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	149,000
YPF S.A., 8.50%, 7/28/25(b)	200,000	184,255
		526,792
Brazil – 0.3%
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	204,482
Petrobras Global Finance B.V., 5.30%, 1/27/25	150,000	147,644
Suzano Austria GmbH, 3.13%, 1/15/32	160,000	120,582
Vale Overseas Ltd., 6.25%, 8/10/26	130,000	130,869
		603,577
Canada – 0.8%
Air Canada, 3.88%, 8/15/26(b)	250,000	227,466
Bombardier, Inc., 7.88%, 4/15/27(b)	250,000	240,493
GFL Environmental, Inc.,
4.25%, 6/01/25(b)	50,000	48,063
5.13%, 12/15/26(b)	10,000	9,489
4.75%, 6/15/29(b)(f)	240,000	210,096

Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	90,000	80,533
MEG Energy Corp.,
7.13%, 2/01/27(b)	200,000	201,436
5.88%, 2/01/29(b)	40,000	37,379

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	50,000	42,647
TransAlta Corp.,
7.75%, 11/15/29(f)	90,000	89,542
6.50%, 3/15/40	380,000	334,896
		1,522,040
		Par (a)	Value
China – 0.1%
Prosus N.V., 3.06%, 7/13/31(b)		$ 270,000	$194,496
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(m)		270,000	268,887
Dominican Republic – 0.1%
Dominican Republic International Bond, 4.88%, 9/23/32		310,000	250,506
Egypt – 0.1%
Egypt Government International Bond, 5.80%, 9/30/27		300,000	193,413
France – 0.3%
Banijay Entertainment SASU, 8.13%, 5/01/29(b)(f)		200,000	194,997
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(l)(m)		200,000	185,435
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.13%, 12/23/25(b)(l)(m)		200,000	197,500
			577,932
Germany – 0.2%
ZF North America Capital, Inc.,
4.75%, 4/29/25(b)		330,000	318,399
7.13%, 4/14/30(b)(f)		160,000	155,210
			473,609
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)		250,000	188,569
Hong Kong – 0.2%
Melco Resorts Finance Ltd.,
4.88%, 6/06/25(b)		200,000	189,000
5.38%, 12/04/29(b)		200,000	158,311
			347,311
Indonesia – 0.3%
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	8,192,000,000	495,129
Israel – 0.3%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36(f)		200,000	167,995

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par (a)	Value
Israel (Continued)
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		$ 50,000	$ 44,021
4.75%, 5/09/27		460,000	417,652
			629,668
Italy – 0.1%
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(m)		210,000	172,278
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32		141,736	126,677
Jamaica – 0.0%(e)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	64,058
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	218,834
Kazakhstan – 0.1%
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)		250,000	233,260
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	204,488
Luxembourg – 0.4%
Altice Financing S.A., 5.75%, 8/15/29(b)		310,000	239,726
Altice France Holding S.A., 10.50%, 5/15/27(b)		620,000	337,342
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(k)		200,000	116,436
			693,504
Macau – 0.2%
Sands China Ltd., 3.10%, 3/08/29(f)		450,000	363,134
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(l)(m)		250,000	215,786
		Par (a)	Value
Mexico (Continued)
Mexican Bonos, 5.75%, 3/05/26	MXN	$ 4,910,000	$244,988
Mexico Government International Bond, 4.75%, 3/08/44		150,000	111,015
			571,789
Panama – 0.1%
Panama Government International Bond, 4.50%, 4/01/56		200,000	121,084
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	136,795
Supranational – 0.2%
Inter-American Development Bank, 7.35%, 10/06/30	INR	34,000,000	396,115
Switzerland – 0.2%
Credit Suisse A.G., 7.95%, 1/09/25		250,000	253,566
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/01/27(b)(f)		200,000	153,816
9.50%, 6/01/28(b)(f)		50,000	38,308
			445,690
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)		250,000	243,123
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(b)		290,000	238,369
Shelf Drilling Holdings Ltd., 9.63%, 4/15/29(b)(f)		210,000	199,662
			438,031
United Kingdom – 0.2%
Mclaren Finance PLC, 7.50%, 8/01/26(b)(f)		200,000	171,000
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)		200,000	160,981
			331,981
Uruguay – 0.0%(e)
Uruguay Government International Bond, 3.88%, 7/02/40	UYU	1,530,000	48,503

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Zambia – 0.4%
First Quantum Minerals Ltd.,
6.88%, 10/15/27(b)	$280,000	$ 238,483
8.63%, 6/01/31(b)	700,000	590,871
		829,354
Total Foreign Issuer Bonds (Cost $13,699,211)		12,073,821

	Number of Shares
Master Limited Partnerships – 4.0%
Oil & Gas Producers – 4.0%
Energy Transfer L.P.	312,783	4,113,097
Enterprise Products Partners L.P.	139,884	3,642,579
Total Master Limited Partnerships (Cost $7,313,829)		7,755,676

	Par (a)
Mortgage-Backed Securities – 5.4%
Commercial Mortgage-Backed Securities – 2.6%
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 7/15/56(b)	$250,000	173,098
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 6.30%, 11/15/38(b)(c)	197,000	192,686
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.10%, 9/15/36(b)(c)	270,000	257,758
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 6.32%, 1/17/39(b)(c)	212,000	206,771
Series 2023-VLT2, Class E, (1M CME Term SOFR + 5.87%, 5.87% Floor), 11.21%, 6/15/40(b)(c)	170,000	169,332
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.35%, 10/15/36(b)(c)	270,000	261,215
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust,
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 7.39%, 9/15/34(b)(c)	$210,000	$193,685
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	221,125

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.55%, 8/15/36(b)(c)	270,000	242,377
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	223,461
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48	260,000	248,415
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.15%, 7/15/38(b)(c)	246,311	241,063
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 8.30%, 7/15/38(b)(c)	246,311	240,754
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	185,912
Series 2017-GS6, Class A2, 3.16%, 5/10/50	190,517	171,644
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 6.72%, 3/15/39(b)(c)	350,000	343,421
Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 8.22%, 3/15/39(b)(c)	190,000	180,480

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	189,157

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 8.13%, 2/17/39(b)(c)	$150,000	$ 140,994
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.15%, 11/15/35(b)(c)	129,807	129,395
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 6.74%, 3/15/39(b)(c)	260,000	254,149
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 10.63%, 3/15/39(b)(c)	200,000	184,480

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 10.46%, 3/15/39(b)(c)	195,000	185,303
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	190,000	175,895
		5,012,570
Whole Loan – 2.8%
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(o)	189,793	169,991
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(o)	157,794	151,400
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	197,242	189,103

Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(n)	228,604	226,091
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 2/25/67(b)(o)	222,461	196,261
CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	203,142	170,397
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.59%, 2/25/30(c)	$330,000	$352,218
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 8.82%, 3/25/42(b)(c)	250,000	259,724
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 8.92%, 7/25/42(b)(c)	200,000	208,050

Freddie Mac STACR Debt Notes, Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.72%, 8/25/33(b)(c)	270,000	275,132
Freddie Mac STACR REMIC Trust,
Series 2020-DNA3, Class B1, (30D Average SOFR + 5.21%), 10.54%, 6/25/50(b)(c)	152,647	165,512
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 10.12%, 10/25/50(b)(c)	180,000	194,700
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 8.32%, 12/25/50(b)(c)	260,000	260,972
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 10.07%, 1/25/51(b)(c)	240,000	234,239
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.07%, 2/25/42(b)(c)	225,000	228,094
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.72%, 2/25/42(b)(c)	210,000	210,393

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)(o)	205,761	173,313
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(o)	209,684	170,632
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(o)	223,806	191,949

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Whole Loan (Continued)

OBX Trust, Series 2022-NQM6, Class A1, (Step to 4.73% on 7/25/26), 4.70%, 7/25/62(b)(n)	$233,296	$ 219,237
Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	360,000	339,766
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	75,512
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(o)	231,824	197,373
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(b)(o)	220,000	187,776
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 5.51%, 2/25/57(b)(c)	250,000	244,707
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 7.69%, 5/25/58(b)(c)	190,000	188,883
		5,481,425
Total Mortgage-Backed Securities (Cost $10,807,584)		10,493,995

Term Loans – 8.4%(c)
Advertising & Marketing – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.82%, 5/18/29	198,000	187,704
Aerospace & Defense – 0.4%
Barnes Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%), 8.42%, 9/03/30	230,000	226,934
	Par (a)	Value
Aerospace & Defense (Continued)
Vertex Aerospace Services Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.17%, 12/06/28	$242,071	$241,769
WP CPP Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.75%, 1.00% Floor), 9.29%, 4/30/25	334,125	319,209
		787,912
Asset Management – 0.2%
Jump Financial LLC, Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 10.15%, 8/07/28	378,658	362,565
Osaic Holdings, Inc., Term B-2 Loan, (1M USD CME Term SOFR + 4.50%), 9.82%, 8/17/28	130,000	129,253
		491,818
Automotive – 0.1%
Clarios Global L.P., Incremental Term Loan, (1M USD CME Term SOFR + 3.75%), 9.07%, 5/06/30	130,000	129,675
First Brands Group LLC, 2022-II Incremental Term Loan, (6M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.88%, 3/30/27	139,298	137,035
		266,710
Beverages – 0.1%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.90%, 3/31/28	232,471	219,897
Cable & Satellite – 0.0%(e)
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.25%), 8.79%, 3/31/31	100,000	97,672
Commercial Support Services – 0.6%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 5/12/28	196,491	186,250

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Commercial Support Services (Continued)
Allied Universal Holdco LLC, Amendment No. 3 Term Loan, (1M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.07%, 5/12/28	$100,000	$ 96,813
Garda World Security Corp., Term B-2 Loan, (3M USD CME Term SOFR + 4.25%), 9.75%, 10/30/26	360,000	358,369
GEO Group, Inc., The Tranche 1 Loan,
3/23/27 (p)	229	233
(1M USD CME Term SOFR + 7.13%, 0.75% Floor), 12.45%, 3/23/27	127,485	129,557

LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.69%, 8/31/28	232,509	227,277
Prime Security Services Borrower LLC, 2023 Refinancing Term B-1 Loan, (3M USD CME Term SOFR + 2.50%), 7.83%, 10/13/30	90,000	89,775
		1,088,274
Communications – 0.1%
Learfield Communications LLC, 2023 Term Loan, 6/30/28(p)	140,000	133,234
Construction Materials – 0.1%
Smyrna Ready Mix Concrete LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.67%, 4/02/29	188,568	188,568
Consumer Cyclical – 0.1%
Cinemark USA, Inc., Term Loan,
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.14%, 5/24/30	81,727	81,522
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.07%, 5/24/30	186,923	186,456
		267,978
	Par (a)	Value
Consumer Non-Cyclical – 0.1%
Topgolf Callaway Brands Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.92%, 3/15/30	$149,250	$148,411
Consumer Services – 0.0%(e)
Adtalem Global Education, Inc., Term B Loan, (1M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.44%, 8/12/28	29,125	29,074
WW International, Inc., Initial Term Loan, 4/13/28(p)	20,000	14,133
		43,207
Electrical Equipment – 0.1%
EMRLD Borrower L.P., Initial Term B Loan, (1M USD CME Term SOFR + 3.00%), 8.32%, 5/31/30	110,000	109,707
Entertainment Content – 0.2%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 11.04%, 2/10/27	451,805	398,153
Health Care Facilities & Services – 0.7%
Agiliti Health, Inc., Term Loan, (3M USD CME Term SOFR + 3.00%), 8.39%, 5/01/30	140,000	137,900
Cardinal Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 10.04%, 11/12/27	239,667	217,098
EyeCare Partners LLC, Initial Term Loan, (3M USD CME Term SOFR + 6.75%), 12.39%, 11/15/29	380,000	152,000
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.49%, 10/01/27	253,299	241,691
LifePoint Health, Inc., 2023 Refinancing Term Loan, (3M USD CME Term SOFR + 5.50%), 14.00%, 11/16/28	301,289	284,107

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
PDS Holdco, Inc., Delayed Draw Term Loan, (3M USD CME Term SOFR + 4.50%), 10.18%, 8/18/28	$ 31,878	$ 24,207
PDS Holdco, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 10.18%, 8/18/28	312,035	236,953
		1,293,956
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.89%, 2/26/29	245,625	231,656
Industrial Support Services – 0.2%
Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan,
10/30/26 (p)(q)	101,201	99,935
(3M USD CME Term SOFR + 6.00%, 0.75% Floor), 11.58%, 10/30/26	8,800	8,690
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.69%, 12/15/28	1,150	866
(3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.89%, 12/15/28	450,800	339,398
		448,889
Institutional Financial Services – 0.7%
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.34%, 2/20/29	423,401	415,992
Hudson River Trading LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 8.44%, 3/20/28	232,452	228,835
Jane Street Group LLC, Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 8.19%, 1/26/28	422,399	421,026
Mercury Borrower, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.94%, 8/02/28	246,638	241,500
		1,307,353
	Par (a)	Value
Insurance – 0.6%
Acrisure LLC, 2022 Additional Term Loan, (3M USD CME Term SOFR + 5.75%, 1.00% Floor), 11.12%, 2/15/27	$198,500	$ 198,500
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD Syn LIBOR + 4.25%, 0.50% Floor), 9.69%, 2/15/27	334,050	331,404
AssuredPartners, Inc., 2023 Term Loan, 2/12/27(p)	120,000	119,350
Asurion LLC, New B-4 Term Loan, (1M USD CME Term SOFR + 5.25%), 10.69%, 1/20/29	300,000	255,429
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.69%, 7/31/27	184,389	176,014
HIG Finance 2 Ltd., 2023 Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.32%, 4/18/30	39,800	39,738
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, (1M USD CME Term SOFR + 3.75%), 9.07%, 2/24/28	139,300	138,691
		1,259,126
Leisure Facilities & Services – 0.4%
1011778 B.C. Unlimited Liability Co., Term B-5 Loan, (1M USD CME Term SOFR + 2.25%), 7.57%, 9/23/30	130,000	128,667
Alterra Mountain Co., Series B-2 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.94%, 8/17/28	451,930	451,365
Caesars Entertainment, Inc., Term Loan B, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.67%, 2/06/30	79,600	79,213

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)
Carnival Corp., Initial Advance, (1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.34%, 8/09/27	$ 79,800	$ 78,304
UFC Holdings LLC, Term B-3 Loan, (3M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.40%, 4/29/26	144,808	144,587
		882,136
Leisure Products – 0.3%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.68%, 2/07/29	454,250	429,266
Hayward Industries, Inc., 2022 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%), 8.67%, 5/30/28	89,100	87,764
		517,030
Machinery – 0.1%
SPX Flow, Inc., Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.92%, 4/05/29	243,996	241,556
Medical Equipment & Devices – 0.1%
Sotera Health Holdings LLC, Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.09%, 12/11/26	139,650	139,301
Retail - Discretionary – 0.5%
Great Outdoors Group LLC, Term B-2 Loan, (3M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.40%, 3/06/28	343,860	340,779
Harbor Freight Tools USA, Inc., Initial Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.19%, 10/19/27	278,564	274,762
Leslie's Poolmart, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.19%, 3/09/28	232,096	225,906
	Par (a)	Value
Retail - Discretionary (Continued)
Michaels Companies, Inc., The Term B Loan, (3M USD CME Term SOFR + 4.25%), 9.90%, 4/15/28	$ 20,000	$ 16,655
Peer Holding III B.V., Term Loan B4, 10/19/30(p)	120,000	119,438
		977,540
Software – 0.9%
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.58%, 2/15/29	44,655	43,196
Cloudera, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 10/08/28	232,508	223,401
(1M USD CME Term SOFR + 6.00%), 11.42%, 10/08/29	50,000	44,729

DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 12.32%, 2/19/29	340,000	303,168
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 9.32%, 10/16/26	313,925	307,793
Magenta Buyer LLC, Initial Term Loan,
(3M USD CME Term SOFR + 5.00%, 0.75% Floor), 10.64%, 7/27/28	133,714	93,599
(3M USD CME Term SOFR + 8.25%, 0.75% Floor), 13.89%, 7/27/29	300,000	129,000

MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.99%, 2/10/26	129,144	126,238
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.99%, 2/10/26	39,855	38,959
Planview Parent, Inc., Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.65%, 12/17/27	219,002	214,896
Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10/28/30(p)	150,000	145,383
		1,670,362

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Specialty Finance – 0.2%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 8.19%, 5/15/26	$ 74,697	$ 72,083
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 10.66%, 6/16/28	251,887	243,700
		315,783
Technology Services – 1.0%
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, (1M USD CME Term SOFR + 4.00%), 9.44%, 1/29/27	451,827	442,791
Evertec Group LLC, Term Loan B, 10/12/30(p)	80,000	80,000
GTCR W Merger Sub LLC, Term Loan B, 9/20/30(p)	100,000	99,208
MPH Acquisition Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.92%, 9/01/28	139,644	129,326
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.26%, 10/11/28	248,750	214,858
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 11/20/28	451,950	448,560
Verscend Holding Corp., Term B-1 Loan, (1M USD CME Term SOFR + 4.00%), 9.44%, 8/27/25	461,694	461,020
		1,875,763
Telecommunications – 0.1%
R.R. Donnelley & Sons Co., 2023 Replacement Term Loan, (1M USD CME Term SOFR + 7.25%, 0.75% Floor), 12.67%, 3/17/28	215,444	214,690
Transportation & Logistics – 0.3%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 7/02/29	7,525	7,502
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.13%, 7/02/29	15,858	15,809
	Par (a)	Value
Transportation & Logistics (Continued)
Brown Group Holding LLC, Incremental Term B-2 Facility,
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.07%, 7/02/29	$ 6,466	$ 6,446

Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.17%, 6/07/28	304,179	298,347
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.65%, 7/26/28	243,541	232,506
		560,610
Total Term Loans (Cost $17,283,727)		16,364,996

	Number of Shares
Investment Companies – 8.1%
Schwab Short-Term U.S. Treasury ETF	214,601	10,277,242
Vanguard Long-Term Treasury ETF(f)	103,063	5,422,144
Total Investment Companies (Cost $19,197,101)		15,699,386

	Par (a)/Number of Shares
Short-Term Investments – 8.8%
Corporate Bonds – 0.7%
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	10,000	9,991

Comerica Bank, 2.50%, 7/23/24	510,000	490,050

CSC Holdings LLC, 5.25%, 6/01/24(f)	320,000	299,207

Las Vegas Sands Corp., 3.20%, 8/08/24	280,000	272,455

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 9.74%, 12/04/23(c)(l)	180,000	169,148

QVC, Inc., 4.85%, 4/01/24	140,000	134,319
		1,375,170

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)/Number of Shares	Value
Foreign Issuer Bonds – 0.7%
Credit Suisse A.G., 4.75%, 8/09/24	260,000	$ 256,565

Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(k)	259,062	234,118

UBS Group A.G., (5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(l)(m)	500,000	495,792

Wynn Macau Ltd., 4.88%, 10/01/24(b)(f)	480,000	466,309
		1,452,784
Money Market Funds – 7.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(r)(s)	4,901,136	4,901,136

Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(r)	9,481,127	9,481,127
		14,382,263
Total Short-Term Investments (Cost $17,219,128)		17,210,217

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
10-Year U.S. Treasury Note Future, Strike Price USD 118.50, Expires 12/22/23	1	106,453	31
3-Month SOFR Future, Strike Price USD 99.25, Expires 12/15/23	2	472,800	13
5-Year U.S. Treasury Note Future, Strike Price USD 104.50, Expires 11/24/23	11	1,149,243	6,016
			6,060
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(e)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.33, Expires 11/09/23, Counterparty: BNP Paribas	1	$1,020,000	$ —
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 02/05/24, Counterparty: JPMorgan Chase	1	456,193 (t)	5,333
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 02/05/24, Counterparty: Citibank	1	58,067 (t)	679
			6,012
Total Purchased Options (Premiums Paid $22,356)			12,072

Total Investments – 101.7% (Cost $209,235,924)	198,118,516
Liabilities less Other Assets – (1.7)%(u)	(3,405,769)
NET ASSETS – 100.0%	$194,712,747

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2023.
(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan. (See Note 7).
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Investment is valued using significant unobservable inputs (Level 3). (See Note 4 regarding investments in Russian securities).
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(i)	Zero coupon bond.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2023 is disclosed.
(n)	Step coupon bond. Rate as of October 31, 2023 is disclosed.
(o)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2023 is disclosed.
(p)	Position is unsettled. Contract rate was not determined at October 31, 2023 and does not take effect until settlement date.
(q)	Unfunded loan commitment. As of October 31, 2023, total value of unfunded loan commitment is $99,935.
(r)	7-day current yield as of October 31, 2023 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
ETF	Exchange-Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JMD	Jamaica Dollar
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SASU	Société par Actions Simplifiée Unipersonnelle
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
USD	United States Dollar
UYU	Uruguay Peso
Concentration by Currency (%)(a)
U.S. Dollar	67.1
Euro	5.1
All other currencies less than 5%	27.8
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	54.9
All other countries less than 5%(b)	45.1
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Futures Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	20	12/07/2023	EUR	2,729,686	$ 36,660
10-Year Australian Treasury Bond	8	12/15/2023	AUD	549,320	(35,860)
10-Year U.S. Treasury Note	75	12/19/2023	USD	7,962,891	(274,741)
U.S. Treasury Long Bond	34	12/19/2023	USD	3,720,875	(340,013)
Ultra U.S. Treasury Bond	32	12/19/2023	USD	3,602,000	(435,456)
3-Month SONIA	37	12/20/2023	GBP	10,654,909	(61,182)
Long Gilt	8	12/27/2023	GBP	905,851	(14,237)
2-Year U.S. Treasury Note	67	12/29/2023	USD	13,562,266	(59,771)
5-Year U.S. Treasury Note	78	12/29/2023	USD	8,149,172	(158,257)
3-Month SONIA	12	3/20/2024	GBP	3,453,276	31,988
3-Month SONIA	13	9/18/2024	GBP	3,748,357	20,647
CME 3-Month SOFR	17	3/18/2025	USD	4,052,587	(53,887)
Total Long Contracts					$(1,344,109)
Short Contracts
CME 3-Month SOFR	(28)	3/19/2024	USD	6,619,200	$ 42,200
10-Year U.S. Treasury Note	(7)	6/18/2024	USD	1,655,938	(887)
Total Short Contracts					$ 41,313
					$(1,302,796)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/09/23	U.S. Dollars	357,000	Canadian Dollars	480,236	BNP Paribas	$ 10,654
1/19/24	U.S. Dollars	384,731	Indonesian Rupiahs	6,031,820,000	JPMorgan Chase	6,597
1/19/24	U.S. Dollars	247,306	Canadian Dollars	336,270	BNP Paribas	4,463
11/13/23	Brazilian Reals	1,200,000	U.S. Dollars	233,909	Goldman Sachs	3,714
1/19/24	Mexican Pesos	7,640,000	U.S. Dollars	414,267	JPMorgan Chase	3,619
1/19/24	U.S. Dollars	560,483	British Pounds	458,576	BNP Paribas	2,733
1/19/24	Mexican Pesos	4,480,000	U.S. Dollars	242,327	Goldman Sachs	2,717
1/19/24	Brazilian Reals	320,000	U.S. Dollars	62,499	Morgan Stanley	365
11/16/23	Brazilian Reals	820,000	U.S. Dollars	162,023	Goldman Sachs	291
1/19/24	U.S. Dollars	180,660	Euro	170,000	BNP Paribas	80
Total Unrealized Appreciation						$ 35,233

1/19/24	U.S. Dollars	146,308	Euro	138,000	BNP Paribas	$ (281)
1/19/24	British Pounds	242,411	U.S. Dollars	295,580	BNP Paribas	(744)
1/19/24	Australian Dollars	2,716,409	U.S. Dollars	1,728,634	BNP Paribas	(826)
1/19/24	Mexican Pesos	3,400,000	U.S. Dollars	187,332	Goldman Sachs	(1,361)
1/19/24	U.S. Dollars	426,369	Mexican Pesos	7,829,971	JPMorgan Chase	(1,909)
1/19/24	Canadian Dollars	400,000	U.S. Dollars	292,781	Morgan Stanley	(3,915)
1/19/24	Norwegian Kroner	3,761,171	U.S. Dollars	349,306	Morgan Stanley	(11,829)
1/19/24	Japanese Yen	127,275,808	U.S. Dollars	863,905	Morgan Stanley	(12,605)
1/19/24	Canadian Dollars	1,289,453	U.S. Dollars	946,742	Goldman Sachs	(15,544)
Total Unrealized Depreciation						$ (49,014)
Net Unrealized Depreciation						$(13,781)

Interest Rate Swap Contracts outstanding at October 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	8.97% (Monthly)	3/1/2030	MXN	27,411,000	$ (50,497)	$ —	$ (50,497)
2.60% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	168,000	47,969	19,894	28,075
3.05% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	964,000	208,375	37,136	171,239
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	979,000	192,682	8	192,674
Total					$398,529	$57,038	$341,491

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at October 31, 2023: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.23% (At Maturity)	JPMorgan Chase	1/2/2029	BRL	4,416,982	$ (58,731)	$—	$ (58,731)
Total						$(58,731)	$—	$(58,731)
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 9,039,516	$—	$ 9,039,516
Common Stocks	43,001,039	39,514,154	—*	82,515,193
Convertible Bonds	—	191,794	—	191,794
Corporate Bonds	—	26,761,850	—	26,761,850
Foreign Issuer Bonds	—	12,073,821	—	12,073,821
Master Limited Partnerships	7,755,676	—	—	7,755,676
Mortgage-Backed Securities	—	10,493,995	—	10,493,995
Term Loans	—	16,364,996	—	16,364,996
Investment Companies	15,699,386	—	—	15,699,386
Short-Term Investments	14,382,263	2,827,954	—	17,210,217
Purchased Options	6,060	6,012	—	12,072
Total Investments	$80,844,424	$117,274,092	$—	$198,118,516

*Includes securities determined to have no value as of October 31, 2023.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 131,495	$ —	$—	$ 131,495
Forward Foreign Currency Exchange Contracts	—	35,233	—	35,233
Swap Agreements	—	449,026	—	449,026
Total Assets - Derivative Financial Instruments	$ 131,495	$484,259	$—	$ 615,754
Liabilities:
Futures Contracts	$(1,434,291)	$ —	$—	$(1,434,291)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Forward Foreign Currency Exchange Contracts	$ —	$ (49,014)	$—	$ (49,014)
Swap Agreements	—	(109,228)	—	(109,228)
Total Liabilities - Derivative Financial Instruments	$(1,434,291)	$(158,242)	$—	$(1,592,533)
Net Derivative Financial Instruments	$(1,302,796)	$ 326,017	$—	$ (976,779)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par (a)	Value
Long Positions – 109.6%
Asset-Backed Securities – 4.4%
Other – 4.3%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.82%, 10/23/34(b)(c)	$610,000	$602,070
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.42%, 4/20/36(b)(c)	100,000	100,694
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.54%, 1/20/32(b)(c)	400,000	397,380
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3M CME Term SOFR + 1.42%, 1.16% Floor), 6.84%, 10/20/34(b)(c)	250,000	248,288
AIMCO CLO, Series 2017-AA, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.73%, 4/20/34(b)(c)	270,000	266,428
Allegro CLO VII Ltd., Series 2018-1A, Class A, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.76%, 6/13/31(b)(c)	237,832	236,980
AMMC CLO Ltd., Series 2017-21A, Class A, (3M CME Term SOFR + 1.51%), 6.89%, 11/02/30(b)(c)	225,362	224,826
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M CME Term SOFR + 1.51%), 6.91%, 10/13/30(b)(c)	325,923	325,000
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.12%, 10/15/36(b)(c)(d)	630,000	629,774
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.80%, 4/20/35(b)(c)	540,000	535,889
	Par (a)	Value
Other (Continued)
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M CME Term SOFR + 1.76%, 1.50% Floor), 7.17%, 1/22/28(b)(c)	$500,000	$495,675
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.74%, 4/15/34(b)(c)	460,000	456,559
Atrium IX, Series 9A, Class AR2, (3M CME Term SOFR + 1.25%, 0.99% Floor), 6.64%, 5/28/30(b)(c)	517,620	515,558
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, 1.38%, 8/20/27(b)	770,000	679,349
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M CME Term SOFR + 1.46%, 1.20% Floor), 6.84%, 11/20/30(b)(c)	250,000	247,142
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3M CME Term SOFR + 1.35%), 6.77%, 4/20/31(b)(c)	240,958	240,627
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, (3M CME Term SOFR + 1.80%), 7.17%, 10/20/36(b)(c)(d)	270,000	270,000
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 6.85%, 10/22/30(b)(c)	172,646	171,951
Series 2015-3A, Class A1R, (3M CME Term SOFR + 1.26%), 6.68%, 4/20/31(b)(c)	223,746	223,290

BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.66%, 7/20/29(b)(c)	215,381	214,308
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 6.68%, 10/20/30(b)(c)	221,345	220,454

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Brightwood Capital MM CLO Ltd., Series 2023-1A, Class A1A, (3M CME Term SOFR + 2.75%, 2.75% Floor), 8.15%, 10/15/35(b)(c)	$320,000	$319,923
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 6.82%, 1/20/31(b)(c)	217,291	216,680
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.63%, 4/17/31(b)(c)	237,941	237,007
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%), 6.68%, 5/15/31(b)(c)	726,750	724,093
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 6.70%, 7/27/31(b)(c)	467,666	466,420

Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	117,499	97,873
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.78%, 7/17/34(b)(c)	690,000	685,013
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.64%, 4/24/31(b)(c)	247,052	246,032
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.71%, 4/24/30(b)(c)	199,294	198,764
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 6.53%, 4/19/29(b)(c)	179,916	179,499
Series 2017-3A, Class A1, (3M CME Term SOFR + 1.48%), 6.90%, 7/20/30(b)(c)	205,172	204,751
	Par (a)	Value
Other (Continued)
CIFC Funding Ltd.,
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.61%, 10/24/30(b)(c)	$210,931	$210,354
Series 2017-5A, Class A1, (3M CME Term SOFR + 1.44%), 6.84%, 11/16/30(b)(c)	222,276	221,685

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 2.61%, 2.50% Floor), 7.94%, 7/25/37(c)	500,000	452,814
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.31%, 6/18/48(b)	289,853	284,978
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 6.58%, 10/15/30(b)(c)	237,955	236,910
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.74%, 5/20/34(b)(c)	770,000	764,577
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 6.56%, 4/15/29(b)(c)	184,457	183,940
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3M CME Term SOFR + 1.50%, 1.24% Floor), 6.90%, 4/15/33(b)(c)	290,000	289,188
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(b)	360,000	356,840
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 7.23%, 10/25/33(c)	237,784	221,215
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 5.68%, 10/25/36(c)	27,559	17,727

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 5.76%, 10/25/36(c)	$ 16,079	$ 10,070

Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.61%, 5/15/30(b)(c)	170,643	169,563
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35(b)	830,000	790,358
Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.82%, 1/22/31(b)(c)	232,342	231,776
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, (3M CME Term SOFR + 1.39%, 1.13% Floor), 6.81%, 10/20/34(b)(c)	300,000	296,816
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M CME Term SOFR + 1.64%, 1.38% Floor), 7.01%, 5/05/30(b)(c)	227,478	225,510
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.66%, 3/25/36(e)	44,355	29,675
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	410,550	320,679
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	600,366
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	399,585

Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	431,058	345,164
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M CME Term SOFR + 0.67%, 0.56% Floor), 6.00%, 8/25/36(c)	328,084	315,743
	Par (a)	Value
Other (Continued)

KKR CLO 32 Ltd., Series 32A, Class A1, (3M CME Term SOFR + 1.58%, 1.32% Floor), 6.98%, 1/15/32(b)(c)	$150,000	$149,518
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 5.74%, 7/25/36(c)	729,018	271,106
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.61%, 4/19/30(b)(c)	369,817	368,930
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 6.61%, 10/21/30(b)(c)	488,746	486,157
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.62%, 7/27/31(b)(c)	242,591	241,738
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3M CME Term SOFR + 1.01%, 1.01% Floor), 6.41%, 4/15/29(b)(c)	232,580	231,014
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.37%, 7/25/35(c)	152,037	147,416
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M CME Term SOFR + 1.86%, 1.60% Floor), 7.28%, 10/20/30(b)(c)	250,000	246,311
Navient Student Loan Trust,
Series 2017-1A, Class A3, (30D Average SOFR + 1.26%), 6.59%, 7/26/66(b)(c)	193,341	192,619
Series 2017-2A, Class A, (30D Average SOFR + 1.16%), 6.49%, 12/27/66(b)(c)	91,896	91,266

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, (3M CME Term SOFR + 1.39%, 1.13% Floor), 6.79%, 10/19/31(b)(c)	$260,000	$259,124
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	775,881	678,699
OCP CLO Ltd., Series 2017-14A, Class A1A, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.79%, 11/20/30(b)(c)	240,493	240,043
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.12%, 11/16/36(b)(c)(d)	650,000	650,000
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.73%, 7/20/30(b)(c)	201,663	200,983
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AAR3, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.63%, 2/14/31(b)(c)	260,000	258,497
Series 2012-1A, Class AARR, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.61%, 7/15/29(b)(c)	883,242	879,251

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 6.70%, 2/24/37(b)(c)	350,000	345,175
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M CME Term SOFR + 0.89%, 0.78% Floor), 6.22%, 11/25/34(c)	73,110	70,374
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.48%, 4/20/32(b)(c)	270,000	269,606
PFS Financing Corp., Series 2021-B, Class A, 0.77%, 8/15/26(b)	910,000	871,641
	Par (a)	Value
Other (Continued)

Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.76%, 7/20/34(b)(c)	$620,000	$614,879
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(f)	318,333	302,338
Rad CLO 1 Ltd., Series 2018-1A, Class AR, (3M CME Term SOFR + 1.24%), 6.64%, 7/15/31(b)(c)	229,825	228,805
Rad CLO 22 Ltd., Series 2023-22A, Class A1, (3M CME Term SOFR + 1.83%, 1.83% Floor), 7.20%, 1/20/37(b)(c)(d)	550,000	550,000
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M CME Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap), 6.18%, 8/25/35(c)	291,609	250,050
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M CME Term SOFR + 1.35%, 1.09% Floor), 6.75%, 1/15/30(b)(c)	200,916	200,286
SBA Small Business Investment Cos., Series 2021-10A, Class 1, 1.67%, 3/10/31	210,181	174,219
Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M CME Term SOFR + 1.91%, 1.65% Floor), 7.33%, 10/20/31(b)(c)	440,000	439,148
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M CME Term SOFR + 0.53%), 5.94%, 12/15/39(c)	158,367	151,948
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	145,414	133,375
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	473,861	407,440
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	140,782	124,820

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Storm King Park CLO Ltd., Series 2022-1A, Class A1, (3M CME Term SOFR + 2.05%, 2.05% Floor), 7.44%, 10/15/35(b)(c)	$250,000	$251,260
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M CME Term SOFR + 1.31%, 1.20% Floor), 6.64%, 8/25/34(c)	161,750	157,244
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	569,314	467,532
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, (3M CME Term SOFR + 1.64%, 1.64% Floor), 7.01%, 1/14/34(b)(c)(d)	520,000	520,000
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 6.68%, 10/13/32(b)(c)	250,000	248,567
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	32,045	27,780
Series 2019-25G, Class 1, 2.69%, 7/01/44	55,262	45,659

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M CME Term SOFR + 1.29%, 1.03% Floor), 6.71%, 4/20/31(b)(c)	403,259	400,951
Voya CLO Ltd.,
Series 2015-1A, Class A1R, (3M CME Term SOFR + 1.16%, 0.90% Floor), 6.56%, 1/18/29(b)(c)	115,728	115,545
Series 2017-3A, Class A1R, (3M CME Term SOFR + 1.30%), 6.72%, 4/20/34(b)(c)	230,000	226,895
Series 2018-2A, Class A1, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.66%, 7/15/31(b)(c)	530,423	529,558
	Par (a)	Value
Other (Continued)

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.88%, 10/24/34(b)(c)	$290,000	$ 287,012
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.88%, 10/15/34(b)(c)	420,000	414,233
		32,272,842
Specialty Finance – 0.1%
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3, (90D Average SOFR + 1.26%), 6.32%, 10/27/36(c)	138,948	138,681
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M CME Term SOFR + 4.86%), 10.20%, 10/15/41(b)(c)	204,539	214,668
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 7.57%, 4/20/36(b)(c)	540,000	543,601
		896,950
Total Asset-Backed Securities (Cost $34,222,836)		33,169,792

Corporate Bonds – 18.1%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
4.88%, 5/01/25	360,000	353,663
2.20%, 2/04/26	390,000	358,344
3.10%, 5/01/26	40,000	37,295
2.70%, 2/01/27	30,000	27,012
2.80%, 3/01/27	40,000	35,989
3.20%, 3/01/29	130,000	112,330
5.15%, 5/01/30	370,000	346,671
3.25%, 2/01/35	290,000	214,420
5.71%, 5/01/40	230,000	203,451
3.75%, 2/01/50	160,000	101,765
5.81%, 5/01/50	350,000	301,315
3.95%, 8/01/59	216,000	133,039
5.93%, 5/01/60	140,000	117,783
General Dynamics Corp.,
4.25%, 4/01/40	10,000	8,106
4.25%, 4/01/50	70,000	54,528

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Aerospace & Defense (Continued)
Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27	$314,000	$ 284,480
2.04%, 8/16/28	343,000	285,624
4.20%, 5/01/30	153,000	135,469
L3Harris Technologies, Inc.,
1.80%, 1/15/31	321,000	239,161
5.40%, 7/31/33	275,000	256,967
4.85%, 4/27/35	60,000	52,476
Lockheed Martin Corp.,
4.45%, 5/15/28(g)	100,000	95,848
3.90%, 6/15/32	90,000	78,778
3.60%, 3/01/35	145,000	118,344
4.15%, 6/15/53	390,000	290,071
Northrop Grumman Corp.,
2.93%, 1/15/25	40,000	38,634
3.25%, 1/15/28	280,000	255,163
4.70%, 3/15/33	243,000	221,320
4.03%, 10/15/47	100,000	72,689
5.25%, 5/01/50	820,000	712,945
4.95%, 3/15/53	100,000	82,833
RTX Corp.,
3.15%, 12/15/24	50,000	48,468
7.00%, 11/01/28	168,000	171,137
4.13%, 11/16/28	580,000	532,598
2.25%, 7/01/30	100,000	78,465
4.50%, 6/01/42	30,000	23,279
4.15%, 5/15/45	150,000	107,506
4.63%, 11/16/48	40,000	30,780
3.13%, 7/01/50	120,000	69,604
3.03%, 3/15/52	321,000	179,385

Textron, Inc., 3.90%, 9/17/29	368,000	327,069
		7,194,804
Apparel & Textile Products – 0.0%(h)
NIKE, Inc.,
2.75%, 3/27/27(g)	100,000	92,106
2.85%, 3/27/30	100,000	85,537
3.25%, 3/27/40	50,000	36,011
3.38%, 3/27/50(g)	20,000	13,458
		227,112
Asset Management – 0.1%
Charles Schwab (The) Corp.,
5.88%, 8/24/26	350,000	347,579
(SOFR + 2.50%), 5.85%, 5/19/34(i)	205,000	188,021
(SOFR + 2.01%), 6.14%, 8/24/34(i)	233,000	218,228
	Par (a)	Value
Asset Management (Continued)

Nuveen LLC, 4.00%, 11/01/28(b)	$ 100,000	$ 92,161
Vanguard Group (The), Inc., 3.05%, 8/22/50(j)	170,000	93,381
		939,370
Automotive – 0.0%(h)
General Motors Co.,
5.60%, 10/15/32(g)	60,000	54,788
6.60%, 4/01/36	10,000	9,404
5.95%, 4/01/49	70,000	56,596
		120,788
Banking – 3.2%
Bank of America Corp.,
(SOFR + 1.15%), 1.32%, 6/19/26(i)	1,090,000	1,001,732
(SOFR + 1.58%), 4.38%, 4/27/28(i)	430,000	401,398
(3M CME Term SOFR + 1.63%), 3.59%, 7/21/28(i)	160,000	144,792
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	600,000	534,078
(3M CME Term SOFR + 1.33%), 3.97%, 3/05/29(i)	138,000	124,867
(SOFR + 1.57%), 5.82%, 9/15/29(i)	1,498,000	1,458,645
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(i)	620,000	548,313
(SOFR + 2.15%), 2.59%, 4/29/31(i)	990,000	780,481
(SOFR + 1.53%), 1.90%, 7/23/31(i)	200,000	148,795
(SOFR + 1.21%), 2.57%, 10/20/32(i)	270,000	202,215
(SOFR + 1.33%), 2.97%, 2/04/33(i)	689,000	528,073
(SOFR + 1.83%), 4.57%, 4/27/33(i)	336,000	289,770
(SOFR + 1.91%), 5.29%, 4/25/34(i)	64,000	57,804
5.00%, 1/21/44	170,000	142,523
(3M CME Term SOFR + 1.78%), 4.33%, 3/15/50(i)	30,000	22,025
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(i)	530,000	371,582
Citigroup, Inc.,
3.30%, 4/27/25	180,000	173,196
5.50%, 9/13/25	90,000	88,735

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banking (Continued)
Citigroup, Inc.,
(SOFR + 2.84%), 3.11%, 4/08/26(i)	$ 80,000	$ 76,350
(SOFR + 1.89%), 4.66%, 5/24/28(i)	538,000	509,540
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(i)	1,344,000	1,208,100
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(i)	150,000	136,429
(3M CME Term SOFR + 1.60%), 3.98%, 3/20/30(i)	550,000	486,596
(SOFR + 3.91%), 4.41%, 3/31/31(i)	290,000	256,564
(SOFR + 2.11%), 2.57%, 6/03/31(i)	270,000	211,425
(SOFR + 1.35%), 3.06%, 1/25/33(i)	399,000	307,194
(SOFR + 1.94%), 3.79%, 3/17/33(i)	340,000	276,019
(SOFR + 2.09%), 4.91%, 5/24/33(i)	210,000	186,109
(SOFR + 2.34%), 6.27%, 11/17/33(i)	593,000	575,779
8.13%, 7/15/39	460,000	518,666
4.65%, 7/23/48(g)	30,000	23,106
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.26%), 4.02%, 12/05/24(i)	470,000	468,819
(SOFR + 1.85%), 2.08%, 4/22/26(i)	200,000	187,965
(SOFR + 0.89%), 1.58%, 4/22/27(i)	530,000	472,831
(SOFR + 1.33%), 6.07%, 10/22/27(i)	500,000	498,943
3.63%, 12/01/27	190,000	173,609
(3M CME Term SOFR + 1.52%), 4.20%, 7/23/29(i)	280,000	256,789
(SOFR + 1.45%), 5.30%, 7/24/29(i)	62,000	59,691
(SOFR + 1.57%), 6.09%, 10/23/29(g)(i)	454,000	451,308
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(i)	320,000	294,335
(SOFR + 1.75%), 4.57%, 6/14/30(i)	444,000	407,488
(SOFR + 2.04%), 2.52%, 4/22/31(i)	510,000	405,621
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(i)	320,000	247,147
	Par (a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.18%), 2.55%, 11/08/32(i)	$130,000	$ 98,496
(SOFR + 1.26%), 2.96%, 1/25/33(i)	607,000	472,910
4.95%, 6/01/45	220,000	180,140
(SOFR + 2.44%), 3.11%, 4/22/51(i)	50,000	29,451
PNC Financial Services Group (The), Inc.,
(SOFR + 1.32%), 5.81%, 6/12/26(i)	80,000	78,939
(SOFR + 1.84%), 5.58%, 6/12/29(i)	270,000	258,514

Truist Financial Corp., (SOFR + 2.05%), 6.05%, 6/08/27(i)	160,000	156,722
U.S. Bancorp,
1.45%, 5/12/25	190,000	177,114
(SOFR + 0.73%), 2.22%, 1/27/28(i)	30,000	26,118
(SOFR + 2.02%), 5.78%, 6/12/29(i)	170,000	163,465
(SOFR + 2.26%), 5.84%, 6/12/34(i)	60,000	55,264
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%, 4/30/26(i)	570,000	536,199
3.00%, 10/23/26	80,000	73,285
4.30%, 7/22/27	270,000	251,659
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	300,000	273,072
(SOFR + 2.10%), 2.39%, 6/02/28(i)	130,000	113,317
4.15%, 1/24/29	230,000	208,903
(SOFR + 1.74%), 5.57%, 7/25/29(i)	561,000	540,963
(SOFR + 1.79%), 6.30%, 10/23/29(i)	820,000	813,219
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	250,000	204,437
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(i)	300,000	266,554
(SOFR + 1.50%), 3.35%, 3/02/33(g)(i)	80,000	62,989
(SOFR + 2.02%), 5.39%, 4/24/34(i)	94,000	85,094
(SOFR + 1.99%), 5.56%, 7/25/34(i)	526,000	481,496
4.40%, 6/14/46	360,000	251,813
4.75%, 12/07/46	370,000	272,497

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banking (Continued)
Wells Fargo & Co.,
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(i)	$1,940,000	$ 1,538,538

Wells Fargo Bank N.A., 5.45%, 8/07/26	562,000	556,719
		23,943,334
Beverages – 0.0%(h)
Coca-Cola (The) Co.,
2.50%, 6/01/40	50,000	32,287
2.60%, 6/01/50	80,000	45,538

Constellation Brands, Inc., 4.35%, 5/09/27	130,000	124,005
PepsiCo, Inc.,
2.63%, 3/19/27	10,000	9,169
1.63%, 5/01/30(g)	40,000	31,460
2.88%, 10/15/49(g)	40,000	24,320
		266,779
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.60%, 11/21/24	490,000	473,468
3.80%, 3/15/25	410,000	399,110
3.60%, 5/14/25	40,000	38,696
2.95%, 11/21/26	100,000	92,616
3.20%, 11/21/29	480,000	418,305
4.55%, 3/15/35	201,000	176,710
4.50%, 5/14/35	360,000	314,497
4.88%, 11/14/48	20,000	16,560
4.25%, 11/21/49	472,000	354,230
Amgen, Inc.,
4.05%, 8/18/29(g)	193,000	176,532
5.25%, 3/02/30	324,000	311,039
2.30%, 2/25/31	122,000	95,379
4.40%, 5/01/45	20,000	15,021
4.40%, 2/22/62	414,000	286,414
5.75%, 3/02/63	324,000	280,623
Bristol-Myers Squibb Co.,
3.40%, 7/26/29	65,000	58,316
4.55%, 2/20/48	60,000	47,259
Gilead Sciences, Inc.,
1.65%, 10/01/30(g)	265,000	202,399
2.60%, 10/01/40	82,000	51,286
4.50%, 2/01/45	268,000	209,666
4.75%, 3/01/46	156,000	126,093
Johnson & Johnson,
3.63%, 3/03/37	70,000	56,802
2.10%, 9/01/40	260,000	157,910
Merck & Co., Inc.,
1.45%, 6/24/30	70,000	53,820
2.75%, 12/10/51	250,000	141,170
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	$330,000	$ 303,271
5.30%, 5/19/53	453,000	396,306
5.34%, 5/19/63	72,000	61,679
Pfizer, Inc.,
2.63%, 4/01/30	160,000	133,722
1.70%, 5/28/30	100,000	78,763
2.55%, 5/28/40	240,000	152,357
2.70%, 5/28/50(g)	180,000	104,433
		5,784,452
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	320,000	312,889
4.20%, 3/15/28	90,000	81,908
5.05%, 3/30/29	700,000	647,513
4.40%, 4/01/33(g)	400,000	330,958
5.38%, 4/01/38	60,000	47,354
3.50%, 6/01/41	300,000	179,760
3.50%, 3/01/42	60,000	35,433
5.38%, 5/01/47	161,000	116,442
5.75%, 4/01/48	171,000	129,742
5.13%, 7/01/49	70,000	48,432
4.80%, 3/01/50	30,000	19,776
3.70%, 4/01/51	216,000	118,416
3.90%, 6/01/52	781,000	440,835
6.83%, 10/23/55	50,000	42,188
3.85%, 4/01/61	271,000	143,161
5.50%, 4/01/63	110,000	77,339
Comcast Corp.,
3.95%, 10/15/25	160,000	155,163
3.15%, 3/01/26	50,000	47,440
3.30%, 4/01/27	50,000	46,334
4.15%, 10/15/28	520,000	485,763
2.65%, 2/01/30	61,000	50,623
3.40%, 4/01/30	70,000	60,600
4.25%, 10/15/30	390,000	352,789
3.25%, 11/01/39	20,000	13,792
3.75%, 4/01/40	180,000	132,281
3.40%, 7/15/46	20,000	12,846
4.00%, 8/15/47	30,000	21,134
3.97%, 11/01/47	140,000	98,267
4.00%, 3/01/48	20,000	14,102
4.00%, 11/01/49	240,000	167,638
3.45%, 2/01/50	60,000	37,931
2.80%, 1/15/51	190,000	103,827
2.89%, 11/01/51	120,000	66,272
2.94%, 11/01/56	40,000	21,192

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
4.95%, 10/15/58	$ 20,000	$ 16,096
Time Warner Cable LLC,
6.55%, 5/01/37	50,000	43,897
5.88%, 11/15/40	130,000	102,555
		4,822,688
Commercial Support Services – 0.0%(h)
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	18,851
4.00%, 5/01/32(g)	120,000	104,788

Republic Services, Inc., 2.38%, 3/15/33(g)	53,000	39,595
Waste Management, Inc., 4.88%, 2/15/34	73,000	66,849
		230,083
Containers & Packaging – 0.1%
Berry Global, Inc., 1.57%, 1/15/26	618,000	558,344
Diversified Industrials – 0.1%
3M Co.,
2.38%, 8/26/29	410,000	334,639
3.70%, 4/15/50(g)	100,000	66,163

Emerson Electric Co., 2.80%, 12/21/51	460,000	260,506
		661,308
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
3.30%, 4/13/27(g)	50,000	46,841
1.20%, 6/03/27	380,000	329,352
3.15%, 8/22/27	140,000	129,528
3.45%, 4/13/29(g)	110,000	100,417
1.50%, 6/03/30(g)	70,000	54,558
2.10%, 5/12/31	80,000	63,062
3.60%, 4/13/32(g)	320,000	277,847
3.88%, 8/22/37	200,000	163,806
4.05%, 8/22/47	140,000	106,728
2.50%, 6/03/50	700,000	387,128
4.25%, 8/22/57	240,000	181,622
		1,840,889
Electric Utilities – 1.2%
AEP Texas, Inc.,
3.95%, 6/01/28	280,000	256,962
5.40%, 6/01/33	158,000	146,656
3.45%, 5/15/51	267,000	159,722

AEP Transmission Co. LLC, 3.80%, 6/15/49	303,000	205,479
Alabama Power Co.,
3.75%, 3/01/45	94,000	64,786
3.00%, 3/15/52	170,000	95,874
	Par (a)	Value
Electric Utilities (Continued)

Ameren Illinois Co., 3.25%, 3/15/50	$106,000	$ 65,428
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	317,000	243,991
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	195,000	132,562
2.90%, 6/15/50	156,000	87,624

CenterPoint Energy Houston Electric LLC, 3.35%, 4/01/51	221,000	138,298
Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	89,397
Commonwealth Edison Co.,
4.00%, 3/01/49	42,000	29,849
3.00%, 3/01/50	51,000	29,452
3.13%, 3/15/51	63,000	37,040
5.30%, 2/01/53	138,000	119,084
Consumers Energy Co.,
4.63%, 5/15/33	69,000	62,487
3.75%, 2/15/50	207,000	140,722

Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	50,000	48,650
DTE Electric Co.,
3.95%, 3/01/49	174,000	122,134
3.25%, 4/01/51	183,000	110,660
Duke Energy Carolinas LLC,
3.75%, 6/01/45	71,000	48,346
3.95%, 3/15/48	122,000	84,867
3.20%, 8/15/49	46,000	27,552
3.55%, 3/15/52	206,000	130,734
Duke Energy Florida LLC,
2.50%, 12/01/29	62,000	51,605
1.75%, 6/15/30	195,000	150,042
3.00%, 12/15/51	241,000	136,431
5.95%, 11/15/52	164,000	151,768
Duke Energy Progress LLC,
3.45%, 3/15/29	232,000	207,618
2.50%, 8/15/50	257,000	131,845
4.00%, 4/01/52	5,000	3,425
5.35%, 3/15/53	52,000	44,272
Edison International,
5.75%, 6/15/27	235,000	231,010
5.25%, 11/15/28	268,000	254,287
6.95%, 11/15/29	249,000	253,141

Eversource Energy, 5.45%, 3/01/28	152,000	148,385
Exelon Corp., 5.60%, 3/15/53(g)	84,000	72,062

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
FirstEnergy Corp.,
2.05%, 3/01/25	$ 22,000	$ 20,654
1.60%, 1/15/26	40,000	36,003
4.15%, 7/15/27(g)	499,000	461,870
5.10%, 7/15/47	77,000	63,850
3.40%, 3/01/50	167,000	100,994

FirstEnergy Transmission LLC, 4.55%, 4/01/49(b)	299,000	221,019
Florida Power & Light Co., 3.99%, 3/01/49	174,000	124,598
Georgia Power Co., 4.95%, 5/17/33	102,000	93,102
MidAmerican Energy Co., 3.65%, 4/15/29	160,000	144,256
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	40,000	36,726
Northern States Power Co.,
2.60%, 6/01/51	201,000	106,675
3.20%, 4/01/52	212,000	126,415

NRG Energy, Inc., 2.45%, 12/02/27(b)	36,000	30,313
Ohio Power Co.,
2.60%, 4/01/30	126,000	102,362
5.00%, 6/01/33	266,000	242,119
4.15%, 4/01/48	52,000	36,881
4.00%, 6/01/49	190,000	131,249

Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51	116,000	61,683
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	42,337
2.50%, 2/01/31	180,000	133,437
3.30%, 8/01/40	20,000	12,135
4.95%, 7/01/50	138,000	96,328
3.50%, 8/01/50(g)	919,000	511,434
6.70%, 4/01/53(g)	40,000	35,430

Progress Energy, Inc., 7.75%, 3/01/31	70,000	74,752
Public Service Co. of New Hampshire, 5.15%, 1/15/53	121,000	103,154
Public Service Electric and Gas Co.,
4.90%, 12/15/32	200,000	185,771
2.05%, 8/01/50(g)	261,000	124,804
San Diego Gas & Electric Co.,
3.32%, 4/15/50	129,000	77,293
2.95%, 8/15/51(g)	248,000	140,974
	Par (a)	Value
Electric Utilities (Continued)
Southern California Edison Co.,
5.65%, 10/01/28	$ 30,000	$ 29,706
2.25%, 6/01/30(g)	255,000	201,014
2.50%, 6/01/31	208,000	161,847
5.95%, 11/01/32	330,000	322,279

Virginia Electric and Power Co., 4.00%, 1/15/43	167,000	121,340
		9,029,051
Electric, Gas Marketing & Trading – 0.0%(h)
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	43,027
3.95%, 4/01/50	20,000	13,956
PECO Energy Co.,
3.05%, 3/15/51	150,000	87,021
2.85%, 9/15/51	215,000	118,452
		262,456
Electrical Equipment – 0.0%(h)
Carrier Global Corp., 3.58%, 4/05/50	10,000	6,271
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	47,383
5.25%, 8/16/28(g)	106,000	103,108
		156,762
Entertainment Content – 0.2%
Fox Corp.,
6.50%, 10/13/33	140,000	136,733
5.48%, 1/25/39	370,000	306,161

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	170,000	177,361
Warnermedia Holdings, Inc.,
6.41%, 3/15/26	140,000	139,714
3.76%, 3/15/27	80,000	73,648
4.05%, 3/15/29(g)	140,000	123,882
4.28%, 3/15/32	110,000	91,203
5.05%, 3/15/42	30,000	22,222
5.14%, 3/15/52	80,000	56,609
		1,127,533
Food – 0.1%
Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	95,315
Mars, Inc.,
3.20%, 4/01/30(b)	80,000	68,847
2.38%, 7/16/40(b)	200,000	120,070

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Food (Continued)

Mondelez International, Inc., 1.50%, 5/04/25	$250,000	$234,122
		518,354
Gas & Water Utilities – 0.1%
Atmos Energy Corp., 4.13%, 3/15/49	40,000	28,625
CenterPoint Energy Resources Corp., 5.25%, 3/01/28	84,000	82,122
NiSource, Inc.,
5.25%, 3/30/28	396,000	384,470
5.40%, 6/30/33	80,000	74,441

Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	62,000	47,763
		617,421
Health Care Facilities & Services – 0.8%
Cigna Group (The),
4.13%, 11/15/25	20,000	19,378
4.38%, 10/15/28	440,000	411,240
4.80%, 8/15/38	210,000	177,886
4.90%, 12/15/48(g)	130,000	103,959
CVS Health Corp.,
3.63%, 4/01/27	40,000	37,130
4.30%, 3/25/28(g)	217,000	203,304
3.75%, 4/01/30	300,000	261,003
1.88%, 2/28/31	40,000	29,736
2.13%, 9/15/31	130,000	96,871
4.78%, 3/25/38	400,000	330,838
4.13%, 4/01/40	40,000	29,627
5.05%, 3/25/48	470,000	369,460
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	276,366
4.10%, 5/15/32	80,000	69,416
4.55%, 5/15/52	40,000	30,283
6.10%, 10/15/52	171,000	161,690
HCA, Inc.,
5.25%, 4/15/25	191,000	188,314
5.88%, 2/15/26	198,000	196,258
5.25%, 6/15/26	163,000	159,146
4.13%, 6/15/29	202,000	179,289
3.50%, 9/01/30	686,000	567,763
Humana, Inc.,
4.50%, 4/01/25	20,000	19,647
3.95%, 3/15/27	140,000	132,004
3.70%, 3/23/29	310,000	280,375
3.13%, 8/15/29	310,000	268,800
2.15%, 2/03/32	50,000	36,928
UnitedHealth Group, Inc.,
1.25%, 1/15/26	40,000	36,507
3.85%, 6/15/28	130,000	121,266
	Par (a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
3.88%, 12/15/28	$ 110,000	$ 102,305
4.00%, 5/15/29	160,000	148,044
2.00%, 5/15/30	40,000	31,785
2.30%, 5/15/31	30,000	23,606
4.20%, 5/15/32	110,000	97,528
2.75%, 5/15/40	260,000	168,329
2.90%, 5/15/50	100,000	57,690
3.25%, 5/15/51	563,000	345,835
4.75%, 5/15/52	179,000	143,288
3.88%, 8/15/59(g)	233,000	154,053
		6,066,947
Household Products – 0.1%
Haleon U.S. Capital LLC, 3.38%, 3/24/29	480,000	424,214
Kenvue, Inc., 4.90%, 3/22/33	200,000	187,408
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	25,873
Procter & Gamble (The) Co., 3.00%, 3/25/30	60,000	52,217
		689,712
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25	60,000	56,288
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	140,000	134,741
3.50%, 11/16/26	570,000	528,623
(SOFR + 0.91%), 1.95%, 10/21/27(i)	142,000	124,536
(SOFR + 1.85%), 3.62%, 3/15/28(i)	60,000	54,935
(SOFR + 1.73%), 4.48%, 8/23/28(i)	205,000	191,932
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	290,000	260,502
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(i)	1,699,000	1,550,823
(SOFR + 1.77%), 6.48%, 10/24/29(g)(i)	219,000	218,949
(SOFR + 1.28%), 2.62%, 4/22/32(g)(i)	319,000	243,046
(SOFR + 1.25%), 2.38%, 7/21/32(i)	110,000	81,647
(SOFR + 1.26%), 2.65%, 10/21/32(i)	504,000	378,934
(SOFR + 1.41%), 3.10%, 2/24/33(i)	241,000	187,352

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.51%), 3.21%, 4/22/42(i)	$ 80,000	$ 51,919
(SOFR + 1.47%), 2.91%, 7/21/42(i)	160,000	98,570
5.15%, 5/22/45	250,000	202,662
4.75%, 10/21/45	230,000	183,653
Intercontinental Exchange, Inc.,
4.60%, 3/15/33	60,000	53,641
4.95%, 6/15/52	30,000	24,544
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(i)	460,000	432,673
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(i)	300,000	270,580
(SOFR + 1.59%), 5.16%, 4/20/29(i)	532,000	506,160
(SOFR + 1.63%), 5.45%, 7/20/29(i)	764,000	734,769
(SOFR + 1.83%), 6.41%, 11/01/29(i)	835,000	834,616
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(i)	10,000	9,105
(SOFR + 1.14%), 2.70%, 1/22/31(i)	1,033,000	829,991
(SOFR + 3.12%), 3.62%, 4/01/31(i)	340,000	287,870
(SOFR + 1.03%), 1.79%, 2/13/32(i)	285,000	206,187
(SOFR + 1.18%), 2.24%, 7/21/32(i)	350,000	258,141
(SOFR + 1.20%), 2.51%, 10/20/32(i)	230,000	172,032
(SOFR + 2.56%), 6.34%, 10/18/33(i)	487,000	477,444
(SOFR + 1.87%), 5.25%, 4/21/34(i)	127,000	114,428
(SOFR + 1.88%), 5.42%, 7/21/34(i)	413,000	376,938
Nasdaq, Inc.,
5.55%, 2/15/34	41,000	38,031
6.10%, 6/28/63	149,000	131,734
		10,307,996
Insurance – 0.1%
American International Group, Inc., 2.50%, 6/30/25	40,000	37,751
Aon Corp./Aon Global Holdings PLC,
5.00%, 9/12/32	89,000	80,718
	Par (a)	Value
Insurance (Continued)
Aon Corp./Aon Global Holdings PLC,
5.35%, 2/28/33	$198,000	$ 184,534

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	150,000	115,799
Guardian Life Global Funding, 1.10%, 6/23/25(b)(g)	50,000	46,301
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51	104,000	58,113
MetLife, Inc., 6.40%, 12/15/36	100,000	93,748
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	73,971
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	37,013
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	80,000	64,683
		792,631
Internet Media & Services – 0.0%(h)
Alphabet, Inc.,
1.10%, 8/15/30	60,000	45,989
1.90%, 8/15/40	70,000	41,856
2.05%, 8/15/50	40,000	20,677

Meta Platforms, Inc., 5.75%, 5/15/63(g)	145,000	130,086
		238,608
Leisure Facilities & Services – 0.2%
Las Vegas Sands Corp., 2.90%, 6/25/25	380,000	356,817
McDonald's Corp.,
1.45%, 9/01/25	140,000	129,768
3.70%, 1/30/26	60,000	57,676
3.50%, 3/01/27	30,000	28,035
3.50%, 7/01/27	60,000	55,747
3.80%, 4/01/28	270,000	250,500
2.13%, 3/01/30	170,000	136,644
3.60%, 7/01/30	80,000	70,066
4.88%, 12/09/45	30,000	24,695
4.20%, 4/01/50	240,000	174,727
		1,284,675
Machinery – 0.0%(h)
Deere & Co.,
3.10%, 4/15/30	30,000	25,889
3.75%, 4/15/50(g)	200,000	148,028

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Machinery (Continued)

Eaton Corp., 4.15%, 11/02/42	$ 30,000	$ 23,328
		197,245
Medical Equipment & Devices – 0.1%
Abbott Laboratories,
4.75%, 11/30/36	40,000	36,463
4.90%, 11/30/46	90,000	77,630

Becton Dickinson & Co., 4.69%, 12/15/44	15,000	11,989
Thermo Fisher Scientific, Inc.,
2.00%, 10/15/31	64,000	48,293
5.09%, 8/10/33	282,000	263,771
		438,146
Metals & Mining – 0.0%(h)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	80,000	65,799
Newmont Corp., 2.25%, 10/01/30	120,000	93,776
		159,575
Oil & Gas Producers – 4.1%
Antero Resources Corp.,
7.63%, 2/01/29(b)	80,000	80,999
5.38%, 3/01/30(b)	185,000	168,816
Apache Corp.,
5.10%, 9/01/40	169,000	131,321
4.75%, 4/15/43	153,000	107,454
4.25%, 1/15/44	380,000	235,851
BP Capital Markets America, Inc.,
3.41%, 2/11/26	20,000	19,067
3.12%, 5/04/26	220,000	207,674
3.94%, 9/21/28	110,000	102,118
3.63%, 4/06/30	80,000	70,666
1.75%, 8/10/30	200,000	154,918
3.00%, 2/24/50	190,000	112,098
Cameron LNG LLC,
2.90%, 7/15/31(b)	160,000	128,928
3.30%, 1/15/35(b)	681,000	521,216
3.40%, 1/15/38(b)	279,000	210,356
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	233,000	231,871
5.13%, 6/30/27	830,000	800,823
3.70%, 11/15/29(g)	311,000	270,979
2.74%, 12/31/39	83,000	59,838
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	874,000	782,534
4.00%, 3/01/31	195,000	163,286
	Par (a)	Value
Oil & Gas Producers (Continued)
Cheniere Energy Partners L.P.,
3.25%, 1/31/32	$ 758,000	$ 587,782
Chevron Corp.,
2.00%, 5/11/27	40,000	35,725
3.08%, 5/11/50	230,000	144,377

Chevron USA, Inc., 3.85%, 1/15/28	240,000	227,195
Columbia Pipelines Operating Co. LLC,
6.04%, 11/15/33(b)	340,000	322,879
6.54%, 11/15/53(b)	100,000	91,853
Continental Resources, Inc.,
4.38%, 1/15/28	130,000	119,774
5.75%, 1/15/31(b)	20,000	18,548
4.90%, 6/01/44	590,000	416,599
Coterra Energy, Inc.,
3.90%, 5/15/27	280,000	261,067
4.38%, 3/15/29	750,000	686,148
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/01/27(b)	5,000	4,809
6.00%, 2/01/29(b)	5,000	4,838
7.38%, 2/01/31(b)(g)	500,000	504,005
Devon Energy Corp.,
5.85%, 12/15/25	90,000	89,402
5.25%, 10/15/27	12,000	11,625
4.50%, 1/15/30	112,000	99,600
5.60%, 7/15/41(g)	291,000	247,026
4.75%, 5/15/42	440,000	335,456
5.00%, 6/15/45	150,000	115,579
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,605,000	1,495,988
3.50%, 12/01/29(g)	2,247,000	1,965,692
3.13%, 3/24/31	584,000	478,133
4.40%, 3/24/51	310,000	219,969
Energy Transfer L.P.,
2.90%, 5/15/25	200,000	190,519
5.50%, 6/01/27	130,000	126,793
4.95%, 6/15/28	20,000	18,903
5.25%, 4/15/29	60,000	56,944
3.75%, 5/15/30	430,000	367,512
6.40%, 12/01/30(g)	185,000	182,999
6.55%, 12/01/33	45,000	44,406
4.95%, 1/15/43	66,000	49,266
5.15%, 2/01/43	139,000	106,671
5.30%, 4/01/44	160,000	125,736
5.35%, 5/15/45	210,000	165,021
5.30%, 4/15/47	165,000	127,892
5.40%, 10/01/47	417,000	327,494

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
6.25%, 4/15/49	$ 50,000	$ 43,998
5.00%, 5/15/50(g)	700,000	524,850
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	250,940
3.13%, 7/31/29	100,000	86,808
2.80%, 1/31/30	300,000	250,595
6.65%, 10/15/34	80,000	82,931
7.55%, 4/15/38	10,000	10,904
4.85%, 3/15/44	80,000	66,254
5.10%, 2/15/45	100,000	85,127
4.80%, 2/01/49(g)	40,000	32,332
4.20%, 1/31/50	60,000	43,947
3.70%, 1/31/51	170,000	113,700
3.95%, 1/31/60(g)	70,000	46,875
(3M CME Term SOFR + 2.83%), 5.38%, 2/15/78(i)	50,000	42,461
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	250,018
3.90%, 4/01/35	180,000	147,685
4.95%, 4/15/50(g)	410,000	344,210
EQT Corp.,
3.13%, 5/15/26(b)	166,000	153,738
3.90%, 10/01/27	161,000	148,134
5.70%, 4/01/28	129,000	125,491
5.00%, 1/15/29	334,000	311,449
7.00%, 2/01/30	431,000	436,698
3.63%, 5/15/31(b)	193,000	158,916
Exxon Mobil Corp.,
2.44%, 8/16/29	240,000	204,959
3.48%, 3/19/30	120,000	106,362
4.11%, 3/01/46	20,000	15,244
4.33%, 3/19/50	10,000	7,744
3.45%, 4/15/51	300,000	197,130
Kinder Morgan Energy Partners L.P.,
6.50%, 2/01/37	96,000	90,734
4.70%, 11/01/42	156,000	115,661
5.50%, 3/01/44	10,000	8,146
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	87,599
4.30%, 3/01/28	350,000	326,409
5.55%, 6/01/45	210,000	172,856
5.05%, 2/15/46	40,000	30,508
5.20%, 3/01/48	60,000	46,680
MPLX L.P.,
4.00%, 3/15/28	200,000	183,223
4.80%, 2/15/29	30,000	28,061
4.50%, 4/15/38	90,000	70,115
5.20%, 3/01/47	60,000	46,402
	Par (a)	Value
Oil & Gas Producers (Continued)
MPLX L.P.,
5.20%, 12/01/47	$100,000	$ 76,984
4.70%, 4/15/48	210,000	151,808
5.50%, 2/15/49	60,000	48,430
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	118,000	110,654
3.25%, 7/15/31(b)	489,000	382,471

Northwest Pipeline LLC, 4.00%, 4/01/27	508,000	476,703
Occidental Petroleum Corp.,
5.55%, 3/15/26	160,000	157,851
3.00%, 2/15/27	220,000	197,530
7.88%, 9/15/31(g)	347,000	371,516
4.50%, 7/15/44	80,000	55,593
6.60%, 3/15/46(g)	150,000	144,436
4.10%, 2/15/47	50,000	32,259
4.20%, 3/15/48	230,000	155,027
ONEOK, Inc.,
5.55%, 11/01/26	70,000	69,155
5.80%, 11/01/30	100,000	96,254
6.05%, 9/01/33	170,000	162,921
6.63%, 9/01/53	416,000	388,773
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	27,222
1.90%, 8/15/30	150,000	117,199
2.15%, 1/15/31(g)	380,000	298,439
Sabine Pass Liquefaction LLC,
5.63%, 3/01/25	898,000	892,127
5.88%, 6/30/26	626,000	621,327
5.90%, 9/15/37(g)	127,000	121,709

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	86,880
Targa Resources Corp.,
5.20%, 7/01/27	357,000	345,427
6.13%, 3/15/33	174,000	166,647
4.95%, 4/15/52	60,000	43,780
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	272,000	256,692
5.50%, 3/01/30	180,000	165,874
4.88%, 2/01/31	344,000	303,247

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	210,000	171,910
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)	435,000	394,513

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	$670,000	$ 691,749
4.00%, 3/15/28	436,000	401,172
4.60%, 3/15/48	157,000	118,138
Viper Energy Partners L.P.,
5.38%, 11/01/27(b)(g)	816,000	773,364
7.38%, 11/01/31(b)(g)	515,000	513,712
Western Midstream Operating L.P.,
3.10%, 2/01/25	50,000	48,037
4.65%, 7/01/26	90,000	86,049
6.35%, 1/15/29	115,000	114,382
Williams (The) Cos., Inc.,
4.90%, 1/15/45	440,000	337,477
5.10%, 9/15/45	140,000	112,534
4.85%, 3/01/48	110,000	84,223
		30,803,127
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
3.95%, 3/15/29	239,000	212,909
3.80%, 8/15/29	472,000	413,259
2.10%, 6/15/30(g)	127,000	96,732
2.70%, 4/15/31	302,000	233,506
Crown Castle, Inc.,
3.10%, 11/15/29	416,000	345,896
3.30%, 7/01/30	72,000	59,185
2.10%, 4/01/31	463,000	342,707
Equinix, Inc.,
2.00%, 5/15/28	40,000	33,364
3.20%, 11/18/29	103,000	87,033
2.15%, 7/15/30	174,000	133,609

Extra Space Storage L.P., 5.50%, 7/01/30	33,000	31,214
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28(g)	445,000	417,208
4.00%, 1/15/30	439,000	366,366
NNN REIT, Inc.,
3.10%, 4/15/50	42,000	22,962
3.50%, 4/15/51(g)	158,000	94,509

Prologis L.P., 5.13%, 1/15/34	178,000	163,002
Realty Income Corp., 3.25%, 1/15/31	149,000	122,093
VICI Properties L.P., 4.75%, 2/15/28	438,000	403,354
VICI Properties L.P./VICI Note Co., Inc.,
4.50%, 9/01/26(b)	453,000	422,857
4.25%, 12/01/26(b)	135,000	124,594
5.75%, 2/01/27(b)	181,000	173,220
	Par (a)	Value
Real Estate Investment Trusts (Continued)
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27(b)	$ 382,000	$ 343,733
4.63%, 12/01/29(b)	1,074,000	928,967
4.13%, 8/15/30(b)	153,000	126,217
		5,698,496
Retail - Consumer Staples – 0.0%(h)
Costco Wholesale Corp.,
1.38%, 6/20/27	190,000	165,366
1.75%, 4/20/32(g)	90,000	67,358
Walmart, Inc.,
1.50%, 9/22/28	60,000	50,509
2.38%, 9/24/29	20,000	17,112
1.80%, 9/22/31	40,000	30,761
		331,106
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	54,462
3.90%, 12/06/28	10,000	9,310
2.70%, 4/15/30	80,000	66,984
3.30%, 4/15/40	160,000	113,124
3.90%, 6/15/47	20,000	14,310
3.35%, 4/15/50	210,000	133,082
Lowe's Cos., Inc.,
1.70%, 9/15/28	180,000	148,908
4.50%, 4/15/30	261,000	238,742
2.80%, 9/15/41	284,000	172,501
		951,423
Semiconductors – 0.3%
Applied Materials, Inc., 1.75%, 6/01/30	210,000	164,872
Broadcom, Inc.,
3.47%, 4/15/34(b)	161,000	122,672
3.14%, 11/15/35(b)	1,062,000	749,132
3.19%, 11/15/36(b)	213,000	147,515
Intel Corp.,
1.60%, 8/12/28	100,000	83,683
5.13%, 2/10/30	120,000	116,118
5.20%, 2/10/33	90,000	84,966
4.75%, 3/25/50(g)	80,000	62,822
3.05%, 8/12/51	80,000	45,802
KLA Corp.,
4.65%, 7/15/32	70,000	64,886
3.30%, 3/01/50	209,000	131,715

Micron Technology, Inc., 5.88%, 2/09/33	70,000	65,119
NVIDIA Corp.,
3.50%, 4/01/50	150,000	102,649
3.70%, 4/01/60	150,000	100,886

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Semiconductors (Continued)
Texas Instruments, Inc.,
2.90%, 11/03/27(g)	$220,000	$ 200,345
1.75%, 5/04/30	70,000	55,802
3.88%, 3/15/39	100,000	79,485
		2,378,469
Software – 0.3%
Adobe, Inc., 2.30%, 2/01/30	200,000	166,250
Intuit, Inc., 5.50%, 9/15/53	30,000	27,291
Microsoft Corp.,
2.53%, 6/01/50	200,000	114,484
2.92%, 3/17/52	70,000	43,212
Oracle Corp.,
1.65%, 3/25/26	310,000	281,166
2.95%, 4/01/30	30,000	24,864
4.65%, 5/06/30	120,000	110,012
2.88%, 3/25/31	360,000	288,561
3.85%, 7/15/36	79,000	60,253
3.80%, 11/15/37	162,000	119,211
3.60%, 4/01/40	101,000	69,352
5.38%, 7/15/40	94,000	79,996
4.13%, 5/15/45	166,000	114,989
4.00%, 7/15/46	414,000	278,157
3.60%, 4/01/50	75,000	45,958

Salesforce, Inc., 3.70%, 4/11/28	190,000	177,973
		2,001,729
Specialty Finance – 0.2%
Air Lease Corp.,
3.38%, 7/01/25	70,000	66,442
5.30%, 2/01/28	160,000	153,037
American Express Co.,
4.20%, 11/06/25	70,000	67,740
4.05%, 5/03/29	140,000	128,054
Capital One Financial Corp.,
(SOFR + 3.07%), 7.62%, 10/30/31(i)	140,000	139,932
(SOFR + 2.86%), 6.38%, 6/08/34(i)	86,000	78,426
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.88%, 11/15/27(b)	193,000	188,210
6.05%, 8/01/28(b)	186,000	182,482

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	118,490
		1,122,813
	Par (a)	Value
Technology Hardware – 0.1%
Dell International LLC/EMC Corp.,
4.90%, 10/01/26	$172,000	$ 167,409
5.25%, 2/01/28	147,000	143,656

Hewlett Packard Enterprise Co., 5.25%, 7/01/28	126,000	121,665
Motorola Solutions, Inc.,
2.75%, 5/24/31	276,000	213,959
5.60%, 6/01/32	311,000	291,418
5.50%, 9/01/44	121,000	101,529
		1,039,636
Technology Services – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 8/04/33	192,000	182,482
FactSet Research Systems, Inc., 3.45%, 3/01/32	265,000	214,323
Global Payments, Inc.,
3.20%, 8/15/29	293,000	245,919
2.90%, 5/15/30	187,000	149,788
Mastercard, Inc.,
3.35%, 3/26/30	120,000	105,433
3.85%, 3/26/50	280,000	204,585
MSCI, Inc.,
4.00%, 11/15/29(b)	258,000	222,096
3.88%, 2/15/31(b)	190,000	156,825
3.63%, 11/01/31(b)	372,000	295,337
PayPal Holdings, Inc.,
1.65%, 6/01/25(g)	90,000	84,456
2.30%, 6/01/30	80,000	64,137
4.40%, 6/01/32(g)	70,000	62,731
S&P Global, Inc.,
2.90%, 3/01/32	100,000	80,236
5.25%, 9/15/33(b)	60,000	56,610

Visa, Inc., 4.30%, 12/14/45	170,000	135,723
		2,260,681
Telecommunications – 1.0%
AT&T, Inc.,
3.80%, 2/15/27	170,000	158,662
2.30%, 6/01/27	170,000	150,193
4.30%, 2/15/30(b)	105,000	94,165
2.25%, 2/01/32	30,000	22,170
2.55%, 12/01/33	290,000	208,133
5.40%, 2/15/34	390,000	358,343
4.50%, 5/15/35	150,000	125,090
5.35%, 9/01/40	50,000	42,494
5.55%, 8/15/41	40,000	34,525
4.80%, 6/15/44	22,000	16,819
3.50%, 9/15/53	297,000	174,888
3.55%, 9/15/55	373,000	216,824

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Telecommunications (Continued)
AT&T, Inc.,
3.80%, 12/01/57	$277,000	$ 166,810
3.65%, 9/15/59	403,000	233,161
Sprint LLC,
7.63%, 2/15/25	521,000	528,414
7.63%, 3/01/26	292,000	299,923
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	222,208
3.75%, 4/15/27	20,000	18,599
3.88%, 4/15/30	769,000	669,571
2.55%, 2/15/31	70,000	54,540
2.25%, 11/15/31	400,000	296,974
3.00%, 2/15/41	190,000	119,928
3.30%, 2/15/51	70,000	41,136
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,207
4.13%, 3/16/27	60,000	56,835
3.00%, 3/22/27	30,000	27,402
2.10%, 3/22/28	360,000	307,079
4.33%, 9/21/28	250,000	232,769
3.88%, 2/08/29	30,000	27,237
3.15%, 3/22/30	90,000	75,504
1.75%, 1/20/31	615,000	454,742
2.55%, 3/21/31	380,000	296,880
2.36%, 3/15/32	245,000	183,199
5.05%, 5/09/33	108,000	98,850
4.50%, 8/10/33	310,000	268,650
4.40%, 11/01/34	581,000	491,864
2.65%, 11/20/40	360,000	217,612
3.40%, 3/22/41	50,000	33,740
3.85%, 11/01/42	60,000	42,442
4.13%, 8/15/46	70,000	50,057
4.00%, 3/22/50	160,000	108,793
2.88%, 11/20/50	40,000	21,863
3.55%, 3/22/51	330,000	207,348
3.00%, 11/20/60	113,000	57,846
		7,523,489
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25	30,000	28,432
4.40%, 2/14/26	172,000	166,353
4.80%, 2/14/29(g)	80,000	74,927
2.45%, 2/04/32	180,000	131,354
6.88%, 11/01/33	485,000	480,794
5.80%, 2/14/39	70,000	62,221
3.40%, 2/04/41	156,000	95,597
4.25%, 8/09/42	244,000	167,006
4.50%, 5/02/43	119,000	84,003
5.95%, 2/14/49	255,000	216,322
	Par (a)	Value
Tobacco & Cannabis (Continued)
Altria Group, Inc.,
6.20%, 2/14/59	$ 24,000	$ 21,438
Philip Morris International, Inc.,
5.13%, 11/17/27	92,000	89,678
2.10%, 5/01/30	70,000	54,940
4.50%, 3/20/42	60,000	45,896
		1,718,961
Transportation & Logistics – 0.3%
American Airlines Pass Through Trust,
Series 2017-1, Class AA, 3.65%, 2/15/29	7,549	6,753
Series 2019-1, Class AA, 3.15%, 2/15/32	54,280	45,235
Burlington Northern Santa Fe LLC,
4.55%, 9/01/44	97,000	77,204
3.30%, 9/15/51	189,000	117,808
2.88%, 6/15/52	134,000	76,471

CSX Corp., 3.35%, 9/15/49	174,000	109,113
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25	137,000	134,666
Series 2015-1, Class AA, 3.63%, 7/30/27	48,859	44,915
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	146,969	142,850
4.75%, 10/20/28(b)	260,000	244,395
Norfolk Southern Corp.,
3.05%, 5/15/50	258,000	149,671
3.16%, 5/15/55(g)	148,000	83,897

Ryder System, Inc., 5.25%, 6/01/28	40,000	38,500
Union Pacific Corp.,
2.15%, 2/05/27	120,000	107,733
2.40%, 2/05/30	150,000	123,235
3.84%, 3/20/60	272,000	179,148
2.97%, 9/16/62	187,000	98,620
3.75%, 2/05/70	238,000	147,689
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26	39,520	37,867
Series 2014-1, Class A, 4.00%, 4/11/26	74,908	70,440
Series 2016-2, Class B, 3.65%, 4/07/27	1,944	1,820
Series 2016-1, Class AA, 3.10%, 7/07/28	2,050	1,823

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2016-2, Class AA, 2.88%, 10/07/28	$ 15,133	$ 13,125
Series 2019-2, Class AA, 2.70%, 5/01/32	13,744	11,152
		2,064,130
Total Corporate Bonds (Cost $156,809,300)		136,371,123

Foreign Issuer Bonds – 5.6%
Argentina – 0.0%(h)
Argentine Republic Government International Bond,
(Step to 4.13% on 7/9/24), 3.63%, 7/09/35(f)	43,000	10,550
(Step to 5.00% on 7/9/24), 4.25%, 1/09/38(f)	23,000	6,917
YPF S.A.,
6.95%, 7/21/27	10,000	7,558
7.00%, 9/30/33	9,682	7,296
7.00%, 12/15/47(b)	18,000	11,483
		43,804
Australia – 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	160,000	138,236
Glencore Funding LLC,
4.00%, 3/27/27(b)	160,000	149,219
3.88%, 10/27/27(b)	70,000	64,149
6.38%, 10/06/30(b)	209,000	204,756
		556,360
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	300,000	288,417
4.90%, 2/01/46	200,000	166,555
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	140,000	131,658
4.75%, 1/23/29	260,000	250,921
3.50%, 6/01/30	50,000	43,943
4.35%, 6/01/40	130,000	104,963
5.55%, 1/23/49	260,000	235,877
		1,222,334
	Par (a)	Value
Brazil – 0.3%
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 6/09/26(b)	$ 23,000	$ 21,871
Suzano Austria GmbH, 6.00%, 1/15/29	1,150,000	1,106,641
Vale Overseas Ltd.,
6.25%, 8/10/26	560,000	563,741
6.88%, 11/21/36	300,000	296,194
		1,988,447
Canada – 0.2%
Bank of Montreal,
1.85%, 5/01/25	210,000	197,360
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(i)	40,000	34,666
Bank of Nova Scotia (The),
3.45%, 4/11/25(g)	430,000	414,377
1.30%, 6/11/25	120,000	111,292
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(i)	140,000	113,214

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	174,893
Enbridge, Inc., 5.70%, 3/08/33	166,000	155,216
Royal Bank of Canada,
1.15%, 6/10/25(g)	100,000	92,885
3.88%, 5/04/32(g)	340,000	286,013
Toronto-Dominion Bank (The),
1.15%, 6/12/25(g)	110,000	101,933
4.46%, 6/08/32	70,000	61,040
		1,742,889
Chile – 0.1%
Chile Government International Bond, 3.10%, 1/22/61	310,000	166,386
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)	330,000	300,765
3.70%, 1/30/50(b)	660,000	387,579

Kenbourne Invest S.A., 6.88%, 11/26/24(b)(g)	200,000	151,094
		1,005,824
China – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25	80,000	76,031
4.30%, 6/18/29	193,000	174,149

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
China (Continued)
Prosus N.V.,
3.68%, 1/21/30(b)		$ 600,000	$ 475,671
4.03%, 8/03/50(b)		380,000	204,880
			930,731
Colombia – 0.3%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		4,000	3,288
Colombia Government International Bond,
3.25%, 4/22/32		620,000	443,564
5.00%, 6/15/45		810,000	518,169
5.20%, 5/15/49		460,000	294,156
Colombian TES,
7.50%, 8/26/26	COP	783,100,000	175,157
5.75%, 11/03/27	COP	258,000,000	52,497
Ecopetrol S.A.,
8.88%, 1/13/33		18,000	17,287
5.88%, 5/28/45		1,220,000	795,574
			2,299,692
Czech Republic – 0.0%(h)
Czech Republic Government Bond,
5.50%, 12/12/28	CZK	1,580,000	71,434
5.00%, 9/30/30	CZK	840,000	37,152
4.20%, 12/04/36	CZK	280,000	11,470
			120,056
Denmark – 0.0%(h)
Danske Bank A/S, (1Y US Treasury CMT + 0.55%), 0.98%, 9/10/25(b)(i)		220,000	209,539
France – 0.3%
BNP Paribas S.A.,
(SOFR + 2.07%), 2.22%, 6/09/26(b)(i)		600,000	560,314
(1Y US Treasury CMT + 1.45%), 5.13%, 1/13/29(b)(i)		500,000	478,063
(3M CME Term SOFR + 2.83%), 5.20%, 1/10/30(b)(i)		300,000	281,138
(SOFR + 1.51%), 3.05%, 1/13/31(b)(i)		200,000	161,108

Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(i)		250,000	232,599
Danone S.A., 2.95%, 11/02/26(b)		200,000	185,532
			1,898,754
	Par (a)	Value
Germany – 0.1%
Deutsche Bank A.G.,
5.37%, 9/09/27	$493,000	$ 476,772
(SOFR + 1.32%), 2.55%, 1/07/28(i)	150,000	129,833
		606,605
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	188,152
Reliance Industries Ltd.,
2.88%, 1/12/32(b)(g)	250,000	194,774
3.63%, 1/12/52(b)	450,000	271,948
		654,874
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30	200,000	168,978
3.05%, 3/12/51	222,000	135,173

Pertamina Persero PT, 6.00%, 5/03/42(b)	280,000	244,926
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)	770,000	746,827
		1,295,904
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26	400,000	355,812
3.00%, 10/29/28	400,000	336,898
3.30%, 1/30/32	150,000	116,128
		808,838
Israel – 0.1%
Energian Israel Finance Ltd., 8.50%, 9/30/33(b)	2,059	1,804
Israel Government International Bond,
2.75%, 7/03/30	500,000	411,200
4.50%, 4/03/20(k)	220,000	144,148

Leviathan Bond Ltd., 6.75%, 6/30/30(b)	250	213
		557,365
Japan – 0.0%(h)
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(i)	200,000	193,211
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	200,000	158,055
		351,266

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		$ 600,000	$ 496,399
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	328,440
			824,839
Kuwait – 0.1%
MEGlobal B.V.,
4.25%, 11/03/26(b)		210,000	197,649
2.63%, 4/28/28(b)(g)		450,000	384,075
			581,724
Macau – 0.3%
Sands China Ltd.,
5.38%, 8/08/25		300,000	290,362
4.30%, 1/08/26(g)		1,000,000	927,610
4.88%, 6/18/30		900,000	755,077
			1,973,049
Mexico – 0.6%
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	521,893
Grupo Posadas S.A.B. de C.V., (Step to 7.00% on 12/30/23), 5.00%, 12/30/27(f)		22,234	18,732
Mexican Bonos,
7.50%, 6/03/27	MXN	1,500,000	76,216
8.50%, 5/31/29	MXN	4,545,000	234,472
8.50%, 11/18/38	MXN	991,600	48,052

Mexico Cetes, 0.00%, 11/28/24(l)	MXN	51,700,000	254,155
Mexico Government International Bond,
2.66%, 5/24/31		568,000	442,438
4.75%, 3/08/44		930,000	688,295
4.50%, 1/31/50(g)		420,000	289,530
4.40%, 2/12/52(g)		1,150,000	763,471
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	248,954
2.88%, 5/11/31(b)		270,000	200,230
Petroleos Mexicanos,
6.88%, 8/04/26		104,000	96,027
6.38%, 1/23/45(g)		50,000	28,273
5.63%, 1/23/46(g)		560,000	296,835

Southern Copper Corp., 5.25%, 11/08/42		770,000	644,264
			4,851,837
		Par (a)	Value
Morocco – 0.0%(h)
OCP S.A., 4.50%, 10/22/25(b)		$ 200,000	$ 191,160
Netherlands – 0.2%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	422,567
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(i)		250,000	227,973
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(i)		250,000	204,042
Shell International Finance B.V.,
2.38%, 11/07/29		200,000	167,359
2.75%, 4/06/30		150,000	126,806
4.38%, 5/11/45		150,000	117,115
4.00%, 5/10/46		80,000	58,910
3.25%, 4/06/50(g)		340,000	214,334
			1,539,106
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	358,768
4.50%, 4/16/50		920,000	575,815
4.50%, 4/01/56(g)		247,000	149,539
			1,084,122
Peru – 0.1%
Peruvian Government International Bond,
5.63%, 11/18/50(g)		110,000	96,984
3.55%, 3/10/51(g)		220,000	138,278
3.60%, 1/15/72(g)		120,000	68,045
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	466,864
5.63%, 6/19/47(b)		200,000	109,436
			879,607
Philippines – 0.0%(h)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	166,824
Romania – 0.0%(h)
Romanian Government International Bond, 2.13%, 3/07/28	EUR	23,000	21,185
Russia – 0.0%(h)
Russian Federal Bond - OFZ, 6.10%, 7/18/35	RUB	6,245,000	23,832

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Saudi Arabia – 0.0%(h)
Gaci First Investment Co., 5.00%, 10/13/27		$ 350,000	$ 340,225
South Africa – 0.1%
Anglo American Capital PLC, 4.00%, 9/11/27(b)		400,000	370,542
Republic of South Africa Government Bond, 7.00%, 2/28/31	ZAR	1,414,000	60,054
			430,596
Spain – 0.1%
Banco Santander S.A., 2.75%, 5/28/25		600,000	565,395
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	140,399
			705,794
Switzerland – 1.0%
Credit Suisse A.G.,
7.95%, 1/09/25		870,000	882,409
3.70%, 2/21/25		1,902,000	1,831,755
2.95%, 4/09/25		250,000	237,380
5.00%, 7/09/27		750,000	715,664
7.50%, 2/15/28		480,000	498,388
UBS Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(i)		250,000	241,100
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(i)		250,000	242,285
4.28%, 1/09/28(b)		381,000	347,585
4.25%, 3/23/28(b)		770,000	700,076
(SOFR + 3.73%), 4.19%, 4/01/31(b)(i)		250,000	213,741
(SOFR + 1.73%), 3.09%, 5/14/32(b)(i)		500,000	384,578
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(i)		600,000	439,333
(SOFR + 5.02%), 9.02%, 11/15/33(b)(i)		650,000	728,140
			7,462,434
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31		1,020,000	806,645
Ukraine – 0.0%(h)
Ukraine Government International Bond, 7.75%, 8/01/41(c)(m)		30,000	12,578
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		700,000	575,372
	Par (a)	Value
United Kingdom – 0.4%
BAE Systems PLC, 3.40%, 4/15/30(b)	$627,000	$ 536,393
Barclays PLC, (SOFR + 2.62%), 6.69%, 9/13/34(i)	225,000	212,789
BAT Capital Corp.,
3.56%, 8/15/27	77,000	69,804
2.26%, 3/25/28	100,000	83,921
4.54%, 8/15/47	190,000	122,924
4.76%, 9/06/49(g)	85,000	56,508
3.98%, 9/25/50	326,000	191,801
7.08%, 8/02/53	105,000	93,714
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(i)	200,000	186,362
(3M CME Term SOFR + 1.81%), 4.04%, 3/13/28(i)	240,000	220,434
(3M CME Term SOFR + 1.87%), 3.97%, 5/22/30(i)	350,000	302,393

Lloyds Banking Group PLC, 4.38%, 3/22/28	290,000	266,054
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(i)	200,000	197,988
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(i)	200,000	183,574

Reynolds American, Inc., 5.85%, 8/15/45	108,000	84,426
		2,809,085
Uruguay – 0.1%
Uruguay Government International Bond,
4.38%, 1/23/31	170,000	160,583
5.75%, 10/28/34(g)	380,000	380,261
5.10%, 6/18/50(g)	617,641	533,999
		1,074,843
Total Foreign Issuer Bonds (Cost $50,411,449)		42,648,139

Mortgage-Backed Securities – 36.2%
Commercial Mortgage-Backed Securities – 2.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(e)	740,000	576,795
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 6.77%, 1/15/37(b)(c)	378,000	373,359

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 6.57%, 1/16/37(b)(c)	$ 751,023	$730,262
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	298,189
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	90,104
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	437,760
Series 2019-BN19, Class C, 4.03%, 8/15/61(e)	280,000	166,206

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 5.84%, 4/25/36(b)(c)	240,201	213,209
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	349,178
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	439,569
Series 2019-B9, Class XA, 1.02%, 3/15/52(e)	1,683,892	67,166
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	532,378
Series 2021-B25, Class XA, 1.09%, 4/15/54(e)	6,698,694	359,877
Series 2021-B27, Class XA, 1.26%, 7/15/54(e)	5,223,215	336,512

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 6.88%, 7/15/35(b)(c)	190,000	186,672
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M CME Term SOFR + 0.78%, 0.67% Floor), 6.12%, 6/15/38(b)(c)	622,031	609,360
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (1M CME Term SOFR + 0.80%, 0.69% Floor), 6.14%, 10/15/38(b)(c)	$ 828,846	$808,593

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(e)	370,000	306,015
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M CME Term SOFR + 1.80%, 1.75% Floor), 7.13%, 12/15/37(b)(c)	100,000	98,654
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(e)	100,000	83,904
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	225,067
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	82,292
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	376,908
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(e)	500,000	499,104
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(e)	500,000	499,097

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	215,524
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	408,727
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(e)	13,945,000	166,852
GS Mortgage Securities Corp. Trust,
Series 2020-DUNE, Class A, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.55%, 12/15/36(b)(c)	960,000	942,467
Series 2021-ROSS, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.60%, 5/15/26(b)(c)	700,000	619,441

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	$ 240,000	$215,221
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M CME Term SOFR + 1.16%, 1.16% Floor), 6.50%, 6/16/36(b)(c)	565,060	554,049
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 7.51%, 8/15/39(b)(c)	120,000	119,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class D, (1M CME Term SOFR + 1.86%, 1.50% Floor), 7.20%, 12/15/36(b)(c)(n)	710,000	234,648
KREF Ltd., Series 2022-FL3, Class A, (1M CME Term SOFR + 1.45%, 1.45% Floor), 6.78%, 2/15/39(b)(c)	820,000	799,512
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.12%, 4/20/48(b)(e)	31,198	30,154
MF1 LLC, Series 2022-FL10, Class A, (1M CME Term SOFR + 2.64%, 2.64% Floor), 7.97%, 9/17/37(b)(c)	800,000	801,594
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M CME Term SOFR + 1.99%, 1.40% Floor), 7.31%, 5/15/36(b)(c)	310,737	300,631
Series 2019-L2, Class XA, 1.00%, 3/15/52(e)	2,496,874	99,948

Multifamily Structured Pass Through Certificates, Series K124, Class X1, 0.72%, 12/25/30(e)	4,979,198	196,119
OPG Trust, Series 2021-PORT, Class A, (1M CME Term SOFR + 0.60%, 0.48% Floor), 5.93%, 10/15/36(b)(c)	559,308	543,539
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 7.61%, 8/19/35(b)(c)	$ 120,000	$ 119,374
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.60%, 5/15/38(b)(c)	200,000	182,472
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 6.34%, 1/15/39(b)(c)	790,000	767,236
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(e)	846,000	578,435
SREIT Trust, Series 2021-MFP, Class A, (1M CME Term SOFR + 0.85%, 0.73% Floor), 6.18%, 11/15/38(b)(c)	800,000	782,708
STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 6.67%, 11/15/38(b)(c)	430,000	414,978
TRTX Issuer Ltd., Series 2022-FL5, Class A, (30D Average SOFR + 1.65%, 1.65% Floor), 6.97%, 2/15/39(b)(c)	810,000	790,103
VASA Trust, Series 2021-VASA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.35%, 7/15/39(b)(c)	410,000	366,738
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	218,752
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	284,489
		19,499,940
Federal Home Loan Mortgage Corporation – 7.3%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	394,100
Multifamily Structured Pass Through Certificates,
Series K095, Class XAM, 1.24%, 6/25/29(e)	500,000	29,115

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K-1517, Class X1, 1.32%, 7/25/35(e)	$ 234,659	$ 23,383
Series K736, Class X1, 1.28%, 7/25/26(e)	958,435	25,810

Multifamily WI Certificates, Series K161, Class A2, 4.90%, 1/25/34	200,000	187,737
Pool,
3.65%, 10/01/29	600,000	541,792
0.00%, 11/01/33(d)	200,000	198,859
3.50%, 1/01/34 - 6/01/52	1,273,793	1,096,692
2.00%, 9/01/35 - 2/01/52	16,563,537	12,647,956
1.50%, 4/01/36 - 2/01/51	2,855,715	2,155,865
3.00%, 9/01/37 - 8/01/52	7,357,791	6,014,448
4.00%, 1/01/45 - 2/01/53	4,685,603	4,120,696
4.50%, 3/01/47 - 12/01/52	2,727,781	2,467,712
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47(c)	166,562	157,272
4.00%, 1/01/48(d)	329,788	290,513
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	589,385	543,833
5.00%, 11/01/49 - 6/01/53	2,062,088	1,905,926
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 2/01/50(c)	287,807	270,512
2.50%, 7/01/50 - 4/01/52	13,887,943	10,822,025
2.50%, 1/01/52(o)	4,437,240	3,431,539
6.00%, 11/01/52 - 6/01/53	1,325,839	1,294,703
5.50%, 12/01/52 - 8/01/53	2,520,320	2,393,028
6.50%, 2/01/53 - 5/01/53	1,032,119	1,028,105
5.00%, 4/01/53(d)	289,050	268,127
5.50%, 4/01/53(d)	95,153	90,303
6.00%, 7/01/53 - 9/01/53(d)	392,687	383,753
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	140,355
Series 4391, Class MZ, 3.00%, 9/15/44	262,559	211,110
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5010, Class IK, 2.50%, 9/25/50	$ 65,961	$ 9,863
Series 5010, Class JI, 2.50%, 9/25/50	313,572	47,584
Series 5013, Class IN, 2.50%, 9/25/50	79,982	12,528
Series 5018, Class MI, 2.00%, 10/25/50	247,954	32,340
Series 5040, Class IB, 2.50%, 11/25/50	70,280	11,997
Series 5052, Class KI, 4.00%, 12/25/50	176,118	35,531
Series 5059, Class IB, 2.50%, 1/25/51	333,289	51,980
Series 5069, Class MI, 2.50%, 2/25/51	74,744	10,723
Series 5081, Class AI, 3.50%, 3/25/51	84,909	15,087
Series 5081, Class PI, 3.00%, 3/25/51	192,231	31,193
Series 5092, Class AP, 2.00%, 4/25/41	78,912	64,561
Series 5112, Class KI, 3.50%, 6/25/51	407,105	74,447
Series 5127, Class AI, 3.00%, 6/25/51	159,421	25,325
Series 5129, Class IO, 3.00%, 9/25/50	93,656	15,645
Series 5140, Class NI, 2.50%, 5/25/49	350,364	50,051
Series 5145, Class HI, 3.00%, 9/25/51	76,054	12,104
Series 5148, Class BI, 2.50%, 1/25/49	814,030	112,841
Series 5148, Class CI, 2.00%, 6/25/49	455,184	50,160
Series 5152, Class EI, 3.50%, 10/25/51	229,228	42,181
Series 5155, Class NI, 3.00%, 10/25/51	151,179	21,772
Series 5161, Class LI, 3.00%, 11/25/51	147,507	20,098
Series 5164, Class IB, 3.00%, 11/25/51	71,950	11,012
Series 5167, Class MI, 3.00%, 11/25/51	78,637	10,922
Series 5196, Class DI, 3.00%, 2/25/52	263,166	41,843
Series 5200, Class KQ, 3.00%, 9/25/49	80,185	69,301
Series 5224, Class HL, 4.00%, 4/25/52	500,000	408,623

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5230, Class PE, 2.00%, 12/25/51	$ 300,000	$ 213,135
Series 5274, Class IO, 2.50%, 1/25/51	659,776	105,805
Strips,
Series 334, Class S7, (5.99% - 30D Average SOFR, 6.10% Cap), 0.67%, 8/15/44(c)	117,234	8,984
Series 389, Class C45, 3.00%, 10/15/52	652,229	108,617
		54,861,522
Federal Home Loan Mortgage Corporation Gold – 0.4%
Pool,
3.00%, 10/01/32 - 12/01/32	525,200	487,675
3.50%, 6/01/46 - 4/01/49	2,206,506	1,889,424
4.50%, 4/01/47 - 4/01/49	556,561	509,402
4.00%, 6/01/48	643,529	569,968
5.00%, 11/01/48	29,212	27,472
		3,483,941
Federal National Mortgage Association – 11.4%
Alternative Credit Enhancement Securities,
Series 2013-M6, Class 1AC, 3.39%, 2/25/43(e)	44,281	39,809
Series 2019-M23, Class 3A3, 2.72%, 10/25/31(e)	91,665	75,843
Series 2019-M6, Class A2, 3.45%, 1/01/29	47,956	44,579
Series 2020-M36, Class X1, 1.45%, 9/25/34(e)	526,300	32,547
Interest Strip,
Series 409, Class C18, 4.00%, 4/25/42	7,632	1,407
Series 427, Class C71, 3.00%, 10/25/49	455,741	75,685
Series 427, Class C85, 3.50%, 8/25/49	179,007	32,419
Series 428, Class C16, 3.00%, 3/25/50	283,449	49,109
Series 437, Class C11, 3.00%, 7/25/52	993,168	170,825
Pool,
3.00%, 9/01/28 - 12/01/54	10,612,994	8,841,299
5.34%, 9/01/28	100,000	99,095
5.05%, 10/01/28	100,000	97,835
	Par (a)	Value
Federal National Mortgage Association (Continued)
Pool,
5.13%, 10/01/28	$ 200,000	$ 196,487
3.78%, 1/01/29	194,787	180,042
2.93%, 6/01/30	18,707	16,239
2.15%, 2/01/32(e)	19,890	15,488
3.35%, 6/01/32	100,000	84,664
3.84%, 7/01/32	100,000	87,905
3.89%, 7/01/32	200,000	173,442
4.06%, 7/01/32	100,000	87,802
4.84%, 10/01/32	98,808	93,650
5.18%, 11/01/32	100,000	96,759
2.50%, 12/01/33 - 9/01/61	20,947,864	16,476,717
3.50%, 1/01/34 - 6/01/52	6,644,691	5,681,753
2.00%, 9/01/35 - 3/01/52	22,887,285	17,335,239
1.50%, 3/01/36 - 3/01/51	4,973,869	3,694,930
4.50%, 11/01/43 - 1/01/59	5,007,601	4,546,842
4.00%, 4/01/44 - 7/01/52	14,355,602	12,626,553
5.00%, 8/01/48 - 7/01/53	2,719,457	2,535,821
3.50%, 1/01/51(o)	2,028,812	1,728,964
4.00%, 5/01/51 - 10/01/51(d)	1,671,598	1,472,452
3.00%, 9/01/51(d)	78,761	63,425
5.50%, 11/01/52 - 7/01/53(d)	572,559	543,701
6.00%, 11/01/52 - 8/01/53	2,724,968	2,658,517
5.50%, 1/01/53 - 9/01/53	3,547,482	3,367,858
6.50%, 1/01/53	274,275	274,007
6.00%, 7/01/53(d)	96,978	95,213
Real Estate Mortgage Investment Conduits,
Series 2012-118, Class VZ, 3.00%, 11/25/42	130,714	111,247
Series 2013-54, Class BS, (6.04% - 30D Average SOFR, 6.15% Cap), 0.71%, 6/25/43(c)	17,095	1,410
Series 2014-6, Class Z, 2.50%, 2/25/44	255,140	201,225
Series 2015-65, Class CZ, 3.50%, 9/25/45	266,063	198,709
Series 2018-74, Class AB, 3.50%, 10/25/48	165,952	140,943
Series 2020-32, Class PI, 4.00%, 5/25/50	83,872	17,526
Series 2020-47, Class GZ, 2.00%, 7/25/50	213,776	105,685
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	493,481

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2020-56, Class DI, 2.50%, 8/25/50	$ 76,455	$ 11,731
Series 2020-57, Class TA, 2.00%, 4/25/50	199,239	163,707
Series 2020-74, Class EI, 2.50%, 10/25/50	74,789	12,007
Series 2020-77, Class HI, 4.00%, 11/25/50	264,645	53,261
Series 2020-89, Class DI, 2.50%, 12/25/50	222,278	34,016
Series 2020-97, Class AI, 2.00%, 1/25/51	434,721	57,481
Series 2021-1, Class IG, 2.50%, 2/25/51	168,655	27,831
Series 2021-3, Class MI, 3.50%, 2/25/51	154,902	28,132
Series 2021-3, Class QI, 2.50%, 2/25/51	700,163	108,259
Series 2021-31, Class IB, 4.00%, 6/25/51	233,893	46,410
Series 2021-50, Class IO, 4.00%, 8/25/51	256,542	49,512
Series 2021-61, Class KI, 2.50%, 4/25/49	529,036	74,267
Series 2021-65, Class JA, 2.00%, 1/25/46	73,885	61,261
Series 2021-69, Class IJ, 2.50%, 1/25/49	821,760	112,271
Series 2022-57, Class BC, 4.00%, 9/25/52	89,348	80,139
Series 2023-39, Class IO, 3.00%, 10/25/52	885,719	147,472
		86,032,905
Government National Mortgage Association – 3.3%
Pool,
3.00%, 11/01/50(d)	1,476,271	1,216,554
2.00%, 11/01/52(d)	2,592,900	1,998,863
2.50%, 11/01/52(d)	2,047,488	1,630,472
4.50%, 11/01/52(d)	1,538,000	1,389,583
3.50%, 11/01/53(d)	3,060,000	2,607,853
4.00%, 11/01/53(d)	1,582,000	1,390,491
5.00%, 11/01/53(d)	2,056,000	1,912,963
5.50%, 11/01/53 - 1/01/54(d)	2,042,000	2,010,397
6.00%, 11/01/53 - 1/01/54(d)	2,645,000	2,651,557
6.50%, 11/01/53 - 1/01/54(d)	1,769,000	1,761,015
Series 2013-107, Class AD, 2.84%, 11/16/47(e)	74,160	63,328
Series 2014-17, Class AM, 3.54%, 6/16/48(e)	7,694	7,063
	Par (a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2014-H20, Class FA, (1M CME Term SOFR + 0.54%, 0.43% Floor), 5.87%, 10/20/64(c)	$ 133,271	$132,343
Series 2018-168, Class PA, 4.00%, 8/20/48	86,235	77,690
Series 2019-18, Class TP, 3.50%, 2/20/49	91,710	78,506
Series 2020-103, Class AD, 1.45%, 1/16/63	583,500	414,088
Series 2020-123, Class IL, 2.50%, 8/20/50	70,304	9,159
Series 2020-123, Class NI, 2.50%, 8/20/50	150,109	20,162
Series 2020-127, Class IN, 2.50%, 8/20/50	73,821	10,021
Series 2020-129, Class IE, 2.50%, 9/20/50	75,823	10,358
Series 2020-144, Class IO, 2.50%, 9/20/50	133,735	17,755
Series 2020-146, Class DI, 2.50%, 10/20/50	69,672	9,285
Series 2020-151, Class MI, 2.50%, 10/20/50	139,615	18,434
Series 2020-160, Class IH, 2.50%, 10/20/50	79,243	10,710
Series 2020-160, Class VI, 2.50%, 10/20/50	76,640	10,849
Series 2020-160, Class YI, 2.50%, 10/20/50	232,061	32,975
Series 2020-181, Class WI, 2.00%, 12/20/50	366,734	39,316
Series 2020-185, Class MI, 2.50%, 12/20/50	73,292	9,727
Series 2020-190, Class IO, 1.05%, 11/16/62(e)	3,034,954	219,879
Series 2020-47, Class MI, 3.50%, 4/20/50	246,431	42,329
Series 2020-47, Class NI, 3.50%, 4/20/50	69,352	11,518
Series 2020-H04, Class FP, (1M CME Term SOFR + 0.61%, 0.50% Floor), 5.47%, 6/20/69(c)	168,379	167,034
Series 2020-H09, Class FL, (1M CME Term SOFR + 1.26%, 1.15% Floor), 4.85%, 5/20/70(c)	123,708	122,500
Series 2020-H13, Class FA, (1M CME Term SOFR + 0.56%, 0.45% Floor, 7.50% Cap), 5.01%, 7/20/70(c)	695,352	671,640

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2020-H13, Class FM, (1M CME Term SOFR + 0.51%, 0.40% Floor, 11.00% Cap), 5.84%, 8/20/70(c)	$ 123,517	$121,702
Series 2021-14, Class AB, 1.34%, 6/16/63	289,217	208,235
Series 2021-15, Class GI, 3.50%, 1/20/51	68,399	11,907
Series 2021-161, Class IB, 4.00%, 9/20/51	62,638	11,840
Series 2021-176, Class IA, 3.50%, 10/20/51	65,228	11,349
Series 2021-188, Class PA, 2.00%, 10/20/51	928,608	730,344
Series 2021-21, Class AH, 1.40%, 6/16/63	435,153	314,744
Series 2021-214, Class AI, 4.00%, 12/20/51	94,427	17,851
Series 2021-215, Class LI, 3.00%, 12/20/51	81,970	11,923
Series 2021-29, Class AG, 5.00%, 2/20/51	74,244	69,208
Series 2021-29, Class TI, 2.50%, 2/20/51	455,380	79,313
Series 2021-5, Class IO, 1.11%, 1/16/61(e)	3,229,339	233,192
Series 2021-58, Class IY, 3.00%, 2/20/51	741,669	113,945
Series 2021-67, Class QI, 3.00%, 4/20/51	74,679	11,390
Series 2021-76, Class JI, 3.00%, 8/20/50	76,695	11,679
Series 2021-78, Class IP, 3.00%, 5/20/51	703,479	109,039
Series 2021-8, Class AQ, 5.00%, 1/20/51	74,063	70,490
Series 2021-83, Class PI, 3.00%, 5/20/51	308,857	45,811
Series 2021-96, Class MI, 3.00%, 6/20/51	134,105	20,465
Series 2021-96, Class VI, 2.50%, 6/20/51	1,540,654	209,391
Series 2021-97, Class LI, 3.00%, 8/20/50	897,067	138,104
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	162,610
Series 2022-189, Class PT, 2.50%, 10/20/51	94,326	72,201
Series 2022-196, Class BE, 3.00%, 10/16/64(e)	100,000	64,629
Series 2022-220, Class E, 3.00%, 10/16/64	200,000	132,526
	Par (a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2022-3, Class IO, 0.64%, 2/16/61(e)	$ 96,773	$ 4,675
Series 2022-4, Class Z, 1.90%, 3/16/64	206,756	79,436
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	298,564
Series 2022-78, Class IO, 3.00%, 8/20/51	79,929	12,416
Series 2022-82, Class Z, 2.00%, 2/16/64	925,843	451,595
Series 2022-85, Class IK, 3.00%, 5/20/51	412,185	63,889
		24,670,880
Government National Mortgage Association II – 3.4%
Pool,
3.00%, 9/15/42 - 12/20/52	6,843,297	5,647,508
3.50%, 3/20/45 - 12/20/52	3,201,717	2,748,257
4.00%, 8/20/46 - 4/20/53	2,616,942	2,330,748
4.50%, 4/20/47 - 9/20/52	2,727,858	2,490,418
5.00%, 5/20/48 - 5/20/53	3,117,921	2,917,186
2.50%, 10/20/49 - 1/20/53	6,039,860	4,799,877
2.00%, 8/20/50 - 3/20/51	2,756,675	2,132,468
5.50%, 11/20/52 - 8/20/53	1,851,411	1,773,091
6.00%, 7/20/53	695,012	681,230
		25,520,783
Uniform Mortgage-Backed Securities – 5.9%
Pool,
1.50%, 11/01/38 - 11/01/53(d)	278,318	204,961
2.00%, 11/01/38 - 11/01/52(d)	4,367,235	3,250,674
2.50%, 11/01/38 - 11/01/52(d)	874,000	705,077
3.50%, 11/01/38 - 11/01/52(d)	1,159,000	968,710
4.00%, 11/01/38(d)	160,000	149,153
4.50%, 11/01/38 - 11/01/53(d)	5,266,000	4,715,306
3.00%, 11/01/52(d)	11,061,047	8,848,947
5.50%, 1/01/53 - 11/01/53(d)	8,577,591	8,135,309
6.00%, 1/01/53 - 11/01/53(d)	7,946,300	7,729,213
5.00%, 11/01/53(d)	8,970,745	8,269,906
6.50%, 1/01/54(d)	1,900,000	1,886,632
		44,863,888

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan – 1.9%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M CME Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap), 5.98%, 11/25/35(c)	$ 66,254	$ 64,529
Angel Oak Mortgage Trust, Series 2022-3, Class A1, 4.00%, 1/10/67(b)	691,653	604,922
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 6.11%, 9/25/37(b)(c)	233,024	208,567
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	237,146	198,446
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.96% on 3/25/26), 2.99%, 2/25/67(b)(f)	158,659	134,971
CSMC,
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(f)	201,243	192,393
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	79,133	63,920
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	583,805	443,139
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	139,252	109,896
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(e)	653,118	529,332
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	111,349	91,666
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(e)	145,239	133,942
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	137,356	116,476

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	371,536	318,178
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	291,415	220,164
	Par (a)	Value
Whole Loan (Continued)
Ellington Financial Mortgage Trust,
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	$176,998	$141,054

FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2, (30D Average SOFR + 5.41%), 10.74%, 10/25/28(c)	138,306	147,625
Freddie Mac STACR Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 7.62%, 8/25/33(b)(c)	172,101	172,746
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 6.82%, 10/25/41(b)(c)	580,000	571,192
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 6.62%, 2/25/42(b)(c)	394,469	394,276
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 8.22%, 4/25/42(b)(c)	550,000	560,312
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 7.52%, 5/25/42(b)(c)	183,740	186,093
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.72%, 2/25/42(b)(c)	200,000	200,374

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	106,658	136,712
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1B, (1M CME Term SOFR + 0.85%, 0.74% Floor, 11.00% Cap), 6.19%, 6/20/35(c)	129,748	115,104
Series 2005-9, Class 2A1C, (1M CME Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 6.35%, 6/20/35(c)	478,285	421,899

Impac CMB Trust, Series 2007-A, Class A, (1M CME Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 5.94%, 5/25/37(b)(c)	158,449	145,289

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(f)	$261,189	$241,087
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(f)	156,184	143,676
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	137,842
Series 2007-2, Class A2, 6.25%, 1/25/38	322,543	175,534

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.67%, 2/25/34(e)	202,954	181,041
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	247,676	231,973
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 4.97%, 12/26/46(b)(c)	23,609	23,359
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	194,974	176,115
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)(e)	227,144	206,868
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(e)	549,569	510,499
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	206,228
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(e)	518,483	464,700
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(e)	520,430	447,015
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	80,319	72,360
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	161,651	128,105
	Par (a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1, (Step to 4.98% on 7/25/25), 5.00%, 6/25/62(b)(f)	$220,176	$205,627
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	490,095	356,135
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	166,444	119,534
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	635,106	516,573

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	174,125	138,053
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	13,862	13,700
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	32,845	32,289
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(e)	704,389	599,711
Series 2022-2, Class A1, (Step to 5.31% on 4/25/24), 5.35%, 8/25/62(b)(f)	686,890	657,690
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.12%, 4/25/56(b)(e)	190,000	175,118
Series 2017-4, Class B2, 3.62%, 6/25/57(b)(e)	330,000	229,593
Series 2019-HY2, Class A1, (1M CME Term SOFR + 1.11%, 1.00% Floor), 6.44%, 5/25/58(b)(c)	512,926	516,018
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(e)	240,000	158,762
Series 2022-4, Class A1, 3.75%, 9/25/62(b)	486,617	431,185

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)

Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.72%, 2/25/38(b)(e)	$170,068	$ 38,294
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.68%, 10/25/46(c)	262,416	210,724
		14,368,625
Total Mortgage-Backed Securities (Cost $303,872,495)		273,302,484

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	168,813
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	187,285
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	72,753
7.55%, 4/01/39	20,000	22,822

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	47,195
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	227,246
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	19,520
		745,634
Georgia – 0.0%(h)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	39,000	39,754
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	352,088
	Par (a)	Value
Louisiana – 0.0%(h)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	$ 70,000	$ 64,917
New Jersey – 0.0%(h)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	119,177
New York – 0.1%
MTA Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	70,000	69,902
5.87%, 11/15/39	45,000	42,490

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	29,066
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	65,000	64,335
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	28,126
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	33,378
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	55,000	47,124
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	51,120
		365,541

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Ohio – 0.0%(h)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	$ 75,000	$ 91,030
Texas – 0.0%(h)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	72,738
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	110,509
		183,247
Washington – 0.0%(h)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	278,056
Total Municipal Bonds (Cost $2,800,775)		2,239,444

Term Loans – 0.0%(c)(h)
Chemicals – 0.0%(h)
Bakelite US Holdco, Inc., Initial Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.54%, 5/29/29	90	87
Construction Materials – 0.0%(h)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(q)(r)	99	96
Publishing & Broadcasting – 0.0%(h)
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 8.43%, 12/01/28	90	86
Software – 0.0%(h)
ConnectWise LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.94%, 9/29/28	23,078	22,420
Total Term Loans (Cost $23,251)		22,689

U.S. Government Obligations – 13.5%
U.S. Treasury Bonds – 4.6%
4.25%, 5/15/39	44,000	39,708
4.50%, 8/15/39	44,000	40,812
	Par (a)	Value
U.S. Treasury Bonds (Continued)
4.38%, 11/15/39	$ 44,000	$ 40,098
4.63%, 2/15/40	318,000	298,249
1.13%, 5/15/40	953,000	519,273
3.88%, 8/15/40	318,000	270,201
1.13%, 8/15/40	953,000	514,583
4.25%, 11/15/40	911,700	811,555
1.38%, 11/15/40	953,000	537,142
4.75%, 2/15/41	1,090,200	1,031,942
4.38%, 5/15/41	496,500	447,936
2.00%, 11/15/41	6,010,000	3,720,096
2.75%, 8/15/42	2,960,000	2,071,653
4.00%, 11/15/42	730,100	618,931
3.13%, 2/15/43	170,000	125,760
3.88%, 2/15/43	664,500	552,470
2.88%, 5/15/43	170,000	120,242
3.88%, 5/15/43	5,750,000	4,775,195
3.63%, 8/15/43	973,000	776,196
4.38%, 8/15/43	1,350,000	1,204,031
3.75%, 11/15/43	973,000	789,688
3.00%, 11/15/44	3,040,000	2,158,756
2.50%, 2/15/45(o)	2,723,000	1,757,292
3.00%, 5/15/45	2,450,000	1,731,748
2.88%, 11/15/46	166,000	112,887
2.75%, 11/15/47(o)	2,873,000	1,890,456
3.00%, 2/15/48(o)	586,000	404,500
2.25%, 8/15/49(o)	993,000	579,974
1.38%, 8/15/50	2,188,700	996,372
2.38%, 5/15/51	3,000	1,787
2.00%, 8/15/51	810,000	437,906
1.88%, 11/15/51	809,000	421,944
2.25%, 2/15/52	3,000	1,727
3.00%, 8/15/52	18,000	12,347
4.00%, 11/15/52	803,000	671,070
3.63%, 2/15/53(g)	684,000	532,986
3.63%, 5/15/53(g)	2,904,500	2,264,149
4.13%, 8/15/53	1,754,000	1,500,492
		34,782,154
U.S. Treasury Notes – 8.9%
1.13%, 1/15/33	2,980,000	2,720,957
4.50%, 11/30/24	128,000	126,735
1.75%, 12/31/24(o)	5,759,000	5,524,816
4.25%, 12/31/24	919,000	907,261
2.00%, 2/15/25	419,000	401,864
3.88%, 3/31/25	1,231,000	1,208,015
0.38%, 4/30/25	10,559,000	9,827,707
3.88%, 4/30/25	246,000	241,234
2.13%, 5/15/25	361,000	344,642
2.75%, 5/15/25	1,554,800	1,498,317
2.88%, 6/15/25	1,600,000	1,542,812
0.25%, 6/30/25	1,490,000	1,374,292

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
U.S. Treasury Notes (Continued)
3.00%, 7/15/25	$ 154,000	$ 148,598
0.25%, 7/31/25	1,562,000	1,435,271
4.75%, 7/31/25	30,000	29,804
3.13%, 8/15/25	213,000	205,720
3.50%, 9/15/25	2,090,000	2,029,912
4.50%, 11/15/25	456,000	451,013
0.38%, 11/30/25	4,000	3,634
4.00%, 12/15/25	2,098,000	2,053,909
3.88%, 1/15/26	90,000	87,855
0.50%, 2/28/26	1,655,800	1,493,842
4.63%, 3/15/26	70,000	69,423
3.75%, 4/15/26	614,000	596,779
3.63%, 5/15/26	282,000	273,143
0.75%, 5/31/26	166,000	149,264
0.88%, 6/30/26	1,606,000	1,446,780
0.63%, 7/31/26	993,000	884,817
1.50%, 8/15/26	480,000	437,550
4.38%, 8/15/26	126,000	124,199
4.63%, 9/15/26(g)	50,000	49,633
4.63%, 10/15/26	268,000	266,011
2.00%, 11/15/26	1,337,000	1,228,525
1.63%, 11/30/26	1,986,000	1,802,295
1.88%, 2/28/27	537,000	487,768
0.50%, 4/30/27	534,000	459,428
2.38%, 5/15/27	528,000	485,183
0.50%, 5/31/27	93,000	79,737
2.75%, 7/31/27	2,000	1,855
2.25%, 8/15/27(o)	2,202,000	2,002,960
3.13%, 8/31/27	5,000	4,695
0.38%, 9/30/27	673,000	566,082
4.13%, 10/31/27	37,000	35,997
0.63%, 11/30/27	6,000	5,066
3.88%, 11/30/27	1,860,000	1,791,921
3.88%, 12/31/27	31,000	29,854
3.50%, 1/31/28	7,000	6,637
4.00%, 2/29/28	12,000	11,604
3.50%, 4/30/28	51,000	48,259
4.13%, 7/31/28(g)	255,000	247,380
4.38%, 8/31/28	20,000	19,619
1.25%, 9/30/28	87,000	73,342
3.13%, 11/15/28	283,000	260,946
1.38%, 12/31/28	3,000	2,524
2.63%, 2/15/29	471,000	421,729
2.38%, 3/31/29	4,000	3,522
2.38%, 5/15/29	471,000	413,799
3.88%, 9/30/29	1,100,800	1,041,890
4.00%, 10/31/29(g)(o)	1,985,700	1,890,991
3.88%, 12/31/29(o)	5,083,000	4,800,060
3.50%, 1/31/30	61,000	56,346
1.50%, 2/15/30	747,000	610,702
4.00%, 2/28/30	17,000	16,146
	Par (a)	Value
U.S. Treasury Notes (Continued)
3.75%, 5/31/30	$ 552,000	$ 515,732
4.00%, 7/31/30	146,000	138,301
4.13%, 8/31/30	2,556,500	2,438,661
4.63%, 9/30/30	10,000	9,831
1.63%, 5/15/31	1,318,000	1,049,406
1.25%, 8/15/31	2,694,000	2,063,436
2.88%, 5/15/32	5,600	4,805
2.75%, 8/15/32	1,813,700	1,534,277
4.13%, 11/15/32	356,000	335,391
3.38%, 5/15/33(g)	1,274,000	1,126,495
3.88%, 8/15/33(g)	1,106,000	1,018,038
		67,097,044
Total U.S. Government Obligations (Cost $116,228,268)		101,879,198

	Number of Shares
Investment Companies – 28.3%
BlackRock Allocation Target Shares - BATS, Series A	6,455,774	59,070,337
iShares U.S. Treasury Bond ETF	4,781,729	103,906,971
Schwab Short-Term U.S. Treasury ETF(g)	1,064,395	50,973,877
Total Investment Companies (Cost $227,362,405)		213,951,185

	Par (a)/Number of Shares
Short-Term Investments – 3.0%
Corporate Bonds – 0.5%
AbbVie, Inc., 3.75%, 11/14/23	$ 20,000	19,985
American Express Co.,
3.38%, 5/03/24	170,000	167,902
2.50%, 7/30/24	410,000	399,934

Bank of America Corp., 4.20%, 8/26/24	60,000	59,031
Becton Dickinson & Co., 3.36%, 6/06/24	87,000	85,619
Boeing (The) Co., 1.43%, 2/04/24	110,000	108,605
Bristol-Myers Squibb Co., 2.90%, 7/26/24(g)	192,000	188,078
Constellation Brands, Inc., 3.60%, 5/09/24	90,000	88,828
Continental Resources, Inc., 3.80%, 6/01/24	130,000	128,038

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)/Number of Shares	Value
Corporate Bonds (Continued)
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24		$ 120,000	$ 119,096
3.85%, 7/08/24		30,000	29,556
(SOFR + 0.51%), 5.85%, 9/10/24(c)		561,000	559,542

International Business Machines Corp., 3.00%, 5/15/24		410,000	404,023
Kinder Morgan Energy Partners L.P., 4.25%, 9/01/24		100,000	98,382
Las Vegas Sands Corp., 3.20%, 8/08/24		100,000	97,305
Occidental Petroleum Corp., 6.95%, 7/01/24		94,000	94,395
Republic Services, Inc., 2.50%, 8/15/24		70,000	68,097
Sprint LLC, 7.13%, 6/15/24		898,000	902,549
Wells Fargo & Co., 3.75%, 1/24/24		160,000	159,082
			3,778,047
Foreign Issuer Bonds – 0.1%
Credit Suisse A.G., 4.75%, 8/09/24		306,000	301,957
Danske Bank A/S, 5.38%, 1/12/24(b)		200,000	199,421
Glencore Funding LLC, 4.13%, 3/12/24(b)		330,000	327,551
Petroleos Mexicanos,
4.88%, 1/18/24		19,000	18,884

7.19%, 9/12/24	MXN	403,000	21,088

Shell International Finance B.V., 3.50%, 11/13/23		170,000	169,871
			1,038,772
Money Market Funds – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(s)(t)		10,092,376	10,092,376
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(s)		4,001,897	4,001,897
			14,094,273
Mortgage-Backed Securities – 0.0%(h)
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 8.48%, 9/09/24(b)(c)		100,000	100,618
	Par (a)/Number of Shares	Value
U.S. Government Obligations – 0.3%
U.S. Treasury Notes,
0.25%, 11/15/23	$ 9,000	$ 8,982
2.50%, 4/30/24	142,000	139,909
1.75%, 7/31/24	569,000	553,419
2.13%, 7/31/24	337,000	328,707
3.00%, 7/31/24	314,000	308,272
3.25%, 8/31/24	595,000	584,146
4.25%, 9/30/24(g)	185,000	183,005
4.38%, 10/31/24	143,000	141,503
		2,247,943
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill, 5.09%, 1/30/24(g)(u)	1,290,000	1,272,831
Total Short-Term Investments (Cost $22,622,481)		22,532,484

Number of Contracts		Notional Amount
Purchased Options – 0.2%
Call Options - Exchange Traded – 0.0%(h)
10-Year U.S. Treasury Note Future, Strike Price USD 106.00, Expires 11/24/23	18	1,911,094	17,156
10-Year U.S. Treasury Note Future, Strike Price USD 106.50, Expires 11/24/23	18	1,911,094	12,656
10-Year U.S. Treasury Note Future, Strike Price USD 106.75, Expires 11/03/23	76	8,069,063	15,438
10-Year U.S. Treasury Note Future, Strike Price USD 107.00, Expires 11/24/23	29	3,078,984	14,953
10-Year U.S. Treasury Note Future, Strike Price USD 108.50, Expires 11/24/23	16	1,698,750	2,750
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 95.69, Expires 12/15/23	104	24,585,600	28,600
5-Year U.S. Treasury Note Future, Strike Price USD 104.50, Expires 11/24/23	40	4,179,065	21,875
5-Year U.S. Treasury Note Future, Strike Price USD 104.75, Expires 11/24/23	38	3,970,111	16,625

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
5-Year U.S. Treasury Note Future, Strike Price USD 105.00, Expires 11/24/23	2	$208,953	$ 688
5-Year U.S. Treasury Note Future, Strike Price USD 105.50, Expires 11/24/23	4	417,906	844
5-Year U.S. Treasury Note Future, Strike Price USD 106.00, Expires 11/24/23	4	417,906	531
5-Year U.S. Treasury Note Future, Strike Price USD 106.50, Expires 11/24/23	4	417,906	313
			132,429
Call Options - Over the Counter – 0.0%(h)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.05, Expires 11/16/23, Counterparty: Bank of America	2	66,000	750
Polish Zloty vs. Euro, Strike Price PLN $4.66, Expires 11/01/23, Counterparty: HSBC	2	8,000	—
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/02/23, Counterparty: Bank of America	2	154,000 (v)	322
			1,072
Call Swaptions - Over the Counter – 0.1%
Pay 1-Day USD SOFR (Annually); Receive 3.21% (Semi-Annually): Interest Rate Swap Maturing 7/22/2036, Strike Price USD 3.21, Expires 7/20/26, Counterparty: Barclays	1	182,600	3,114
Pay 1-Day USD SOFR (Annually); Receive 3.23% (Semi-Annually): Interest Rate Swap Maturing 7/22/2036, Strike Price USD 3.23, Expires 7/20/26, Counterparty: Barclays	1	350,500	6,061
Pay 1-Day USD SOFR (Annually); Receive 3.24% (Semi-Annually): Interest Rate Swap Maturing 6/17/2036, Strike Price USD 3.24, Expires 6/15/26, Counterparty: Barclays	1	350,500	2,739
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.77% (Semi-Annually): Interest Rate Swap Maturing 9/10/2036, Strike Price USD 3.77, Expires 9/08/26, Counterparty: Goldman Sachs	1	$ 493,904	$14,547
Pay 1-Day USD SOFR (Annually); Receive 4.00% (Semi-Annually): Interest Rate Swap Maturing 10/01/2035, Strike Price USD 4.00, Expires 9/29/25, Counterparty: Goldman Sachs	1	121,892	3,837
Pay 1-Day USD SOFR (Annually); Receive 4.03% (Semi-Annually): Interest Rate Swap Maturing 9/30/2036, Strike Price USD 4.03, Expires 9/28/26, Counterparty: Goldman Sachs	1	242,272	8,931
Pay 1-Day USD SOFR (Annually); Receive 4.07% (Semi-Annually): Interest Rate Swap Maturing 9/30/2036, Strike Price USD 4.07, Expires 9/28/26, Counterparty: Goldman Sachs	1	605,663	23,092
Pay 1-Day USD SOFR (Annually); Receive 4.20% (Semi-Annually): Interest Rate Swap Maturing 10/15/2036, Strike Price USD 4.20, Expires 10/13/26, Counterparty: Goldman Sachs	1	443,000	18,838
Pay 1-Day USD SOFR (Annually); Receive 4.22% (Semi-Annually): Interest Rate Swap Maturing 10/15/2036, Strike Price USD 4.22, Expires 10/13/26, Counterparty: Deutsche Bank	1	677,000	29,187
Pay 1-Day USD SOFR (Annually); Receive 4.24% (Semi-Annually): Interest Rate Swap Maturing 3/28/2029, Strike Price USD 4.24, Expires 3/26/24, Counterparty: Citibank	1	6,751,000	69,202

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 4.28% (Semi-Annually): Interest Rate Swap Maturing 10/07/2036, Strike Price USD 4.28, Expires 10/05/26, Counterparty: Bank of America	1	$ 534,576	$ 24,163
Pay 1-Day USD SOFR (Annually); Receive 4.33% (Semi-Annually): Interest Rate Swap Maturing 10/07/2035, Strike Price USD 4.33, Expires 10/03/25, Counterparty: Bank of America	1	747,417	31,827
Pay 1-Day USD SOFR (Annually); Receive 4.41% (Semi-Annually): Interest Rate Swap Maturing 10/21/2036, Strike Price USD 4.41, Expires 10/19/26, Counterparty: Goldman Sachs	1	1,240,929	62,050
Pay 1-Day USD SOFR (Annually); Receive 4.47% (Semi-Annually): Interest Rate Swap Maturing 10/28/2036, Strike Price USD 4.47, Expires 10/26/26, Counterparty: Goldman Sachs	1	177,907	9,263
Pay 1-Day USD SOFR (Annually); Receive 4.50% (At Maturity): Interest Rate Swap Maturing 1/24/2025, Strike Price USD 4.50, Expires 1/22/24, Counterparty: Citibank	1	68,280,000	16,769
Pay 1-Day USD SOFR (Annually); Receive 4.55% (At Maturity): Interest Rate Swap Maturing 1/26/2025, Strike Price USD 4.55, Expires 1/24/24, Counterparty: Citibank	1	68,280,000	20,197
			343,817
Put Options - Exchange Traded – 0.0%(h)
10-Year U.S. Treasury Note Future, Strike Price USD 101.25, Expires 11/24/23	4	809,687	2,000
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded (Continued)
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 95.88, Expires 12/15/23	49	$11,583,600	$72,888
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 96.00, Expires 12/15/23	13	3,073,200	22,831
			97,719
Put Options - Over the Counter – 0.0%(h)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.10, Expires 11/01/23, Counterparty: Bank of America	2	66,000	784
Chilean Peso vs. U.S. Dollar, Strike Price CLP 1.13, Expires 11/30/23, Counterparty: Bank of America	1	33,000	688
Chilean Peso vs. U.S. Dollar, Strike Price CLP 900.00, Expires 11/30/23, Counterparty: Bank of America	1	33,000	688
Chilean Peso vs. U.S. Dollar, Strike Price CLP 930.00, Expires 11/30/23, Counterparty: Bank of America	2	66,000	2,942
Japanese Yen vs. U.S. Dollar, Strike Price JPY 148.00, Expires 11/13/23, Counterparty: Morgan Stanley	2	96,000	152
Mexican Peso vs. Euro, Strike Price MXN 18.50, Expires 12/08/23, Counterparty: Bank of America	2	6,000	2,206
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.00, Expires 11/08/23, Counterparty: HSBC	2	64,000	450
Polish Zloty vs. Euro, Strike Price PLN $4.42, Expires 12/07/23, Counterparty: Goldman Sachs	2	10,000	7,164
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 1/12/24, Counterparty: Bank of America	1	1,020,000 (v)	5,712

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 1/17/24, Counterparty: Deutsche Bank	1	$510,000 (v)	$ 2,995
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/16/23, Counterparty: HSBC	1	6,000 (v)	3,543
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/22/23, Counterparty: Barclays	2	120,000 (v)	446
U.S. Dollar vs. Thai Baht, Strike Price THB $36.50, Expires 11/02/23, Counterparty: Standard Chartered Bank	2	64,000	716
			28,486
Put Swaptions - Over the Counter – 0.1%
Pay 3.21% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/22/2036, Strike Price USD 3.21, Expires 7/20/26, Counterparty: Barclays	1	182,600	19,869
Pay 3.23% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/22/2036, Strike Price USD 3.23, Expires 7/20/26, Counterparty: Barclays	1	350,500	37,876
Pay 3.24% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 6/17/2036, Strike Price USD 3.24, Expires 6/15/26, Counterparty: Barclays	1	159,800	17,123
Pay 3.77% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 9/10/2036, Strike Price USD 3.77, Expires 9/08/26, Counterparty: Goldman Sachs	1	493,904	40,522
Pay 4.00% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/01/2035, Strike Price USD 4.00, Expires 9/29/25, Counterparty: Goldman Sachs	1	121,892	7,958
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.03% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 9/30/2036, Strike Price USD 4.03, Expires 9/28/26, Counterparty: Goldman Sachs	1	$ 242,272	$ 17,364
Pay 4.07% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 9/30/2036, Strike Price USD 4.07, Expires 9/28/26, Counterparty: Goldman Sachs	1	605,663	42,440
Pay 4.20% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/15/2036, Strike Price USD 4.20, Expires 10/13/26, Counterparty: Goldman Sachs	1	443,000	28,932
Pay 4.22% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/15/2036, Strike Price USD 4.22, Expires 10/13/26, Counterparty: Deutsche Bank	1	677,000	43,785
Pay 4.24% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/28/2029, Strike Price USD 4.24, Expires 3/26/24, Counterparty: Citibank	1	6,751,000	132,725
Pay 4.28% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/07/2036, Strike Price USD 4.28, Expires 10/05/26, Counterparty: Bank of America	1	534,576	33,320
Pay 4.33% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/07/2035, Strike Price USD 4.33, Expires 10/03/25, Counterparty: Bank of America	1	747,417	39,404

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.41% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/21/2036, Strike Price USD 4.41, Expires 10/19/26, Counterparty: Goldman Sachs	1	$1,240,929	$ 72,131
Pay 4.47% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/28/2036, Strike Price USD 4.47, Expires 10/26/26, Counterparty: Goldman Sachs	1	177,907	10,051
			543,500
Total Purchased Options (Premiums Paid $1,450,914)			1,147,023

Total Long Positions – 109.6% (Cost $915,804,174)	827,263,561

	Par (a)	Value
Short Positions – (2.3)%(w)
Mortgage-Backed Securities – (2.3)%
Uniform Mortgage-Backed Securities – (2.3)%
Pool,
3.00%, 11/01/38(d)	(4,400)	(3,934)
2.50%, 12/01/51(d)	(4,725,400)	(3,630,436)
4.00%, 12/01/51 - 11/01/52(d)	(11,126,700)	(9,616,676)
6.50%, 11/01/53(d)	(3,610,000)	(3,587,985)
		(16,839,031)
Total Mortgage-Backed Securities (Proceeds $16,920,494)		(16,839,031)
Total Written Options – (0.1)% (Premiums Received $1,054,580)		(969,161)
Liabilities less Other Assets – (7.2)%(x)		(54,503,211)
NET ASSETS – 100.0%		$754,952,158
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2023.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2023 is disclosed.
(f)	Step coupon bond. Rate as of October 31, 2023 is disclosed.
(g)	Security either partially or fully on loan. (See Note 7).
(h)	Amount rounds to less than 0.05%.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2023 is disclosed.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)	Century bond maturing in 2120.
(l)	Zero coupon bond.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	Restricted security that has been deemed illiquid and is classified as Level 2. At October 31, 2023, the value of these restricted illiquid securities amounted to $234,648 or 0.03% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
JPMorgan Chase Commercial Mortgage Securities Trust, 7.20%, 12/15/36	1/29/20	$710,000

(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	Century bond maturing in 2112.
(q)	Unfunded loan commitment. As of October 31, 2023, total value of unfunded loan commitment is $96.
(r)	Position is unsettled. Contract rate was not determined at October 31, 2023 and does not take effect until settlement date.
(s)	7-day current yield as of October 31, 2023 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(u)	Discount rate at the time of purchase.
(v)	The notional amount is EUR.
(w)	Securities sold short are not owned by the Fund.
(x)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
BANXICO	Banco de Mexico
BATS	Better Alternative Trading System
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBX	Commercial Mortgage Backed Securities Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
GO	Government Obligation
IO	Interest Only
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MTA	Metropolitan Transportation Authority
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
THB	Thai Baht
TIIE	Tasa de Interés Interbancaria de Equilibrio
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1	12/07/2023	EUR	123,046	$ 315
U.S. Treasury Long Bond	167	12/19/2023	USD	18,276,063	(1,058,255)
Ultra 10-Year U.S. Treasury Note	26	12/19/2023	USD	2,829,531	(14,420)
Ultra U.S. Treasury Bond	172	12/19/2023	USD	19,360,751	(2,179,627)
2-Year U.S. Treasury Note	15	12/29/2023	USD	3,036,328	(480)
5-Year U.S. Treasury Note	502	12/29/2023	USD	52,447,234	(189,864)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at October 31, 2023: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CME 3-Month SOFR	233	3/18/2025	USD	55,544,287	$ (592,500)
CME 3-Month SOFR	240	3/17/2026	USD	57,516,000	(164,037)
Total Long Contracts					$(4,198,868)
Short Contracts
10-Year Japanese Treasury Bond	(4)	12/13/2023	JPY	3,793,502	$ 12,297
10-Year Canadian Government Bond	(10)	12/18/2023	CAD	828,772	241
10-Year U.S. Treasury Note	(288)	12/19/2023	USD	30,577,500	508,764
CME 3-Month SOFR	(239)	12/19/2023	USD	56,553,375	38,630
Ultra 10-Year U.S. Treasury Note	(43)	12/19/2023	USD	4,679,609	254,851
CME 3-Month SOFR	(283)	3/19/2024	USD	66,901,200	513,145
10-Year U.S. Treasury Note	(142)	6/18/2024	USD	33,591,875	(2,540)
CME 3-Month SOFR	(19)	3/18/2025	USD	4,529,363	(3,712)
Total Short Contracts					$ 1,321,676
					$(2,877,192)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/15/23	U.S. Dollars	736,222	Mexican Pesos	12,917,526	Citibank	$ 21,564
12/20/23	U.S. Dollars	282,078	Japanese Yen	41,000,000	HSBC	9,207
12/20/23	U.S. Dollars	137,367	Japanese Yen	20,000,000	Bank of America	4,259
12/20/23	U.S. Dollars	417,747	Euro	390,000	UBS	4,086
11/07/23	South African Rand	1,944,605	U.S. Dollars	101,175	Morgan Stanley	3,097
12/20/23	U.S. Dollars	353,033	Euro	330,000	JPMorgan Chase	3,013
1/31/24	U.S. Dollars	80,408	Indonesian Rupiahs	1,240,219,383	Citibank	2,678
11/16/23	U.S. Dollars	141,000	Canadian Dollars	192,071	Deutsche Bank	2,466
12/20/23	U.S. Dollars	267,569	Euro	250,000	Citibank	2,402
12/20/23	U.S. Dollars	278,126	Euro	260,000	HSBC	2,352
11/16/23	South African Rand	2,450,688	U.S. Dollars	129,000	Citibank	2,301
12/20/23	Euro	700,000	U.S. Dollars	740,260	JPMorgan Chase	2,209
12/20/23	U.S. Dollars	342,418	British Pounds	280,000	Barclays	1,949
3/04/24	U.S. Dollars	66,710	Czech Republic Koruna	1,507,339	Bank of America	1,916
12/20/23	U.S. Dollars	68,289	Canadian Dollars	92,000	RBS	1,886
11/15/23	U.S. Dollars	81,751	Colombian Pesos	329,926,000	Citibank	1,878
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/04/24	U.S. Dollars	96,276	Czech Republic Koruna	2,196,159	HSBC	$ 1,874
11/16/23	Colombian Pesos	146,902,000	British Pounds	28,000	Citibank	1,520
12/04/23	U.S. Dollars	66,000	Brazilian Reals	327,092	JPMorgan Chase	1,394
12/20/23	U.S. Dollars	135,123	British Pounds	110,000	Goldman Sachs	1,368
12/20/23	U.S. Dollars	41,552	Japanese Yen	6,046,000	RBS	1,313
11/03/23	Brazilian Reals	616,758	U.S. Dollars	121,000	Citibank	1,285
11/16/23	Euro	217,000	U.S. Dollars	228,911	HSBC	854
12/20/23	Euro	570,000	U.S. Dollars	603,738	Barclays	842
11/07/23	U.S. Dollars	22,220	Euro	20,216	UBS	823
11/16/23	Czech Republic Koruna	1,969,740	U.S. Dollars	84,000	Toronto-Dominion Bank	778
11/16/23	Chilean Pesos	22,186,320	U.S. Dollars	24,000	Barclays	767
11/03/23	Brazilian Reals	417,421	U.S. Dollars	82,000	Deutsche Bank	762
11/16/23	Hungarian Forints	12,194,573	U.S. Dollars	33,000	JPMorgan Chase	643
12/20/23	Colombian Pesos	67,608,989	U.S. Dollars	15,679	Barclays	560
11/16/23	Colombian Pesos	68,254,400	U.S. Dollars	16,000	Citibank	520
11/16/23	Mexican Pesos	587,496	U.S. Dollars	32,000	Barclays	497
11/16/23	Mexican Pesos	583,088	Euro	30,000	BNP Paribas	488
11/16/23	Hungarian Forints	11,689,100	Euro	30,000	JPMorgan Chase	484
12/20/23	Colombian Pesos	114,365,819	U.S. Dollars	27,022	Citibank	448
11/16/23	Chilean Pesos	29,056,000	U.S. Dollars	32,000	Standard Chartered Bank	436
12/20/23	U.S. Dollars	138,299	Euro	130,000	RBS	412
11/16/23	U.S. Dollars	26,000	Japanese Yen	3,869,247	Toronto-Dominion Bank	404
11/16/23	South African Rand	306,110	U.S. Dollars	16,000	Goldman Sachs	401
12/20/23	U.S. Dollars	201,926	Euro	190,000	State Street	399
11/16/23	South African Rand	304,244	U.S. Dollars	16,000	Deutsche Bank	301
11/03/23	Brazilian Reals	248,398	U.S. Dollars	49,000	JPMorgan Chase	250
11/16/23	Japanese Yen	18,462,242	Canadian Dollars	169,000	Goldman Sachs	237
11/16/23	U.S. Dollars	31,998	Euro	30,000	Barclays	234
11/16/23	Mexican Pesos	871,760	U.S. Dollars	48,000	JPMorgan Chase	222
3/04/24	Czech Republic Koruna	727,964	U.S. Dollars	31,074	HSBC	218
11/16/23	Euro	30,000	Mexican Pesos	570,678	Toronto-Dominion Bank	198
11/16/23	South African Rand	596,526	Euro	30,000	Nomura	196
12/04/23	U.S. Dollars	16,000	Brazilian Reals	80,133	BNP Paribas	173
11/03/23	U.S. Dollars	32,000	Brazilian Reals	160,560	UBS	166
12/20/23	U.S. Dollars	60,963	British Pounds	50,000	JPMorgan Chase	165
1/17/24	U.S. Dollars	47,000	Taiwan Dollars	1,512,132	Morgan Stanley	150
11/16/23	Mexican Pesos	581,068	U.S. Dollars	32,000	Bank of America	142
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/16/23	Norwegian Kroner	180,055	U.S. Dollars	16,000	Goldman Sachs	$ 126
12/20/23	Euro	59,177	U.S. Dollars	62,646	Bank of America	121
11/16/23	Chilean Pesos	7,271,421	U.S. Dollars	8,000	BNP Paribas	117
11/16/23	U.S. Dollars	48,820	Euro	46,000	JPMorgan Chase	114
11/03/23	U.S. Dollars	65,000	Brazilian Reals	327,307	Deutsche Bank	105
11/16/23	Norwegian Kroner	358,362	U.S. Dollars	32,000	Barclays	96
12/20/23	U.S. Dollars	233,443	Euro	220,000	Deutsche Bank	96
11/03/23	U.S. Dollars	25,000	Brazilian Reals	125,637	Goldman Sachs	90
11/03/23	U.S. Dollars	24,000	Brazilian Reals	120,735	JPMorgan Chase	62
11/16/23	U.S. Dollars	24,000	Polish Zloty	100,847	Bank of America	62
11/16/23	Euro	46,000	U.S. Dollars	48,646	Citibank	60
11/16/23	U.S. Dollars	34,000	South Korean Won	45,845,600	JPMorgan Chase	54
11/16/23	U.S. Dollars	40,000	Canadian Dollars	55,394	JPMorgan Chase	46
11/16/23	South African Rand	94,166	U.S. Dollars	5,000	HSBC	46
11/16/23	Polish Zloty	101,286	U.S. Dollars	24,000	Goldman Sachs	42
11/16/23	Canadian Dollars	110,000	Japanese Yen	11,987,598	JPMorgan Chase	39
11/16/23	Mexican Pesos	835,751	British Pounds	38,000	Barclays	38
12/20/23	British Pounds	50,000	U.S. Dollars	60,763	Toronto-Dominion Bank	34
11/16/23	U.S. Dollars	8,000	Mexican Pesos	144,154	Goldman Sachs	26
Total Unrealized Appreciation						$ 90,561

11/16/23	Mexican Pesos	108,408	U.S. Dollars	6,000	Barclays	$ (4)
11/15/23	Mexican Pesos	898,882	U.S. Dollars	49,736	JPMorgan Chase	(6)
1/31/24	Indonesian Rupiahs	8,605,763	U.S. Dollars	554	Citibank	(15)
11/16/23	Indian Rupees	4,163,800	U.S. Dollars	50,000	Citibank	(18)
11/16/23	Euro	46,000	U.S. Dollars	48,724	Citibank	(18)
11/16/23	U.S. Dollars	32,000	Polish Zloty	134,905	BNP Paribas	(22)
11/16/23	U.S. Dollars	31,742	Euro	30,000	UBS	(23)
11/16/23	U.S. Dollars	32,000	Norwegian Kroner	357,593	JPMorgan Chase	(27)
11/16/23	Mexican Pesos	288,296	U.S. Dollars	16,000	Goldman Sachs	(53)
11/16/23	U.S. Dollars	40,000	Canadian Dollars	55,535	JPMorgan Chase	(55)
11/16/23	Polish Zloty	100,823	U.S. Dollars	24,000	Citibank	(68)
12/04/23	U.S. Dollars	60,733	South African Rand	1,136,669	Citibank	(68)
11/16/23	Euro	30,000	U.S. Dollars	31,842	JPMorgan Chase	(76)
11/16/23	Australian Dollars	50,000	U.S. Dollars	31,840	UBS	(106)
11/16/23	British Pounds	60,000	U.S. Dollars	73,058	UBS	(124)
12/20/23	Euro	120,000	U.S. Dollars	127,408	Deutsche Bank	(128)
11/03/23	U.S. Dollars	32,000	Brazilian Reals	162,080	UBS	(136)
11/16/23	U.S. Dollars	32,000	Mexican Pesos	580,960	HSBC	(136)
11/16/23	Mexican Pesos	865,109	U.S. Dollars	48,000	JPMorgan Chase	(146)
11/16/23	Norwegian Kroner	355,541	U.S. Dollars	32,000	Deutsche Bank	(156)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	52,866	Euro	50,000	Toronto-Dominion Bank	$ (167)
11/16/23	Euro	30,000	Polish Zloty	134,528	Goldman Sachs	(168)
12/20/23	U.S. Dollars	10,908	Colombian Pesos	46,139,411	Citibank	(175)
11/16/23	U.S. Dollars	65,472	Euro	62,000	State Street	(176)
11/16/23	U.S. Dollars	73,938	Euro	70,000	BNP Paribas	(180)
11/16/23	U.S. Dollars	50,620	Euro	48,000	JPMorgan Chase	(204)
11/16/23	U.S. Dollars	24,000	Polish Zloty	102,059	Deutsche Bank	(225)
11/16/23	U.S. Dollars	48,000	Mexican Pesos	871,872	Citibank	(228)
11/03/23	U.S. Dollars	57,000	Brazilian Reals	288,835	Deutsche Bank	(268)
11/16/23	U.S. Dollars	16,000	South African Rand	303,869	Toronto-Dominion Bank	(280)
11/16/23	U.S. Dollars	34,000	Polish Zloty	144,438	Toronto-Dominion Bank	(284)
11/03/23	Brazilian Reals	402,040	U.S. Dollars	80,000	Goldman Sachs	(288)
11/16/23	South Korean Won	64,430,400	U.S. Dollars	48,000	BNP Paribas	(294)
11/16/23	Japanese Yen	2,827,582	U.S. Dollars	19,000	Toronto-Dominion Bank	(295)
11/16/23	South Korean Won	45,461,740	U.S. Dollars	34,000	Citibank	(338)
11/16/23	U.S. Dollars	32,000	Mexican Pesos	584,937	JPMorgan Chase	(356)
11/03/23	U.S. Dollars	41,000	Brazilian Reals	208,735	Morgan Stanley	(386)
12/20/23	U.S. Dollars	95,074	Euro	90,000	Deutsche Bank	(387)
11/16/23	Japanese Yen	3,718,987	U.S. Dollars	25,000	BNP Paribas	(398)
11/15/23	Mexican Pesos	418,190	U.S. Dollars	23,583	State Street	(447)
11/03/23	U.S. Dollars	98,000	Brazilian Reals	496,888	Citibank	(517)
11/03/23	U.S. Dollars	24,000	Brazilian Reals	124,124	JPMorgan Chase	(610)
11/16/23	U.S. Dollars	32,000	South African Rand	609,248	Goldman Sachs	(642)
11/16/23	U.S. Dollars	32,000	South African Rand	611,027	Bank of America	(737)
11/16/23	Indonesian Rupiahs	911,180,000	U.S. Dollars	58,000	Barclays	(740)
11/16/23	Malaysian Ringgit	320,066	U.S. Dollars	68,000	Morgan Stanley	(752)
11/16/23	U.S. Dollars	32,000	Mexican Pesos	592,253	Barclays	(760)
11/16/23	U.S. Dollars	32,000	Colombian Pesos	135,661,760	Bank of America	(834)
11/16/23	U.S. Dollars	48,000	Mexican Pesos	883,067	Goldman Sachs	(847)
11/16/23	U.S. Dollars	97,000	South African Rand	1,826,807	HSBC	(875)
12/20/23	U.S. Dollars	264,168	Euro	250,000	BNP Paribas	(999)
12/04/23	Brazilian Reals	237,936	U.S. Dollars	48,000	Citibank	(1,004)
12/20/23	Euro	220,823	U.S. Dollars	235,229	Bank of America	(1,010)
8/15/24	Colombian Pesos	329,926,000	U.S. Dollars	76,319	Morgan Stanley	(1,083)
11/16/23	U.S. Dollars	24,000	Chilean Pesos	22,496,640	Barclays	(1,114)
11/07/23	U.S. Dollars	103,070	South African Rand	1,944,605	Toronto-Dominion Bank	(1,202)
11/03/23	Brazilian Reals	325,885	U.S. Dollars	66,000	JPMorgan Chase	(1,387)
11/16/23	Canadian Dollars	244,404	U.S. Dollars	178,000	JPMorgan Chase	(1,720)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/16/23	U.S. Dollars	32,000	Chilean Pesos	30,240,000	BNP Paribas	$ (1,758)
1/31/24	Indonesian Rupiahs	1,231,613,620	U.S. Dollars	79,254	BNP Paribas	(2,063)
11/16/23	U.S. Dollars	68,000	Colombian Pesos	290,942,800	Citibank	(2,418)
12/20/23	British Pounds	390,000	U.S. Dollars	476,672	Barclays	(2,448)
12/20/23	Euro	260,000	U.S. Dollars	278,247	Barclays	(2,473)
12/20/23	U.S. Dollars	400,227	Euro	380,000	State Street	(2,827)
12/20/23	U.S. Dollars	442,551	Euro	420,000	Barclays	(2,929)
12/20/23	Euro	260,000	U.S. Dollars	278,995	HSBC	(3,221)
12/20/23	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	111,367	JPMorgan Chase	(3,735)
12/20/23	Euro	770,000	U.S. Dollars	823,977	JPMorgan Chase	(7,262)
12/20/23	U.S. Dollars	186,454	Colombian Pesos	811,214,353	Bank of America	(8,398)
12/20/23	Japanese Yen	61,000,000	U.S. Dollars	420,812	Toronto-Dominion Bank	(14,834)
Total Unrealized Depreciation						$(78,128)
Net Unrealized Appreciation						$ 12,433

Written Call Option Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	76	USD	8,069,062	107.75	11/3/2023	$ (3,563)
10-Year U.S. Treasury Note Future	42	USD	4,459,219	107.50	11/24/2023	(15,094)
5-Year U.S. Treasury Note Future	76	USD	7,940,222	105.75	11/24/2023	(12,469)
U.S. Treasury Long Bond Future	21	USD	2,298,187	111.00	11/24/2023	(25,266)
Total Written Call Options Contracts (Premiums Received $88,083)						$(56,392)

Written Put Option Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	3	USD	318,516	105.00	11/24/2023	$ (1,219)
10-Year U.S. Treasury Note Future	4	USD	809,688	101.00	11/24/2023	(1,000)
3-Month SOFR 1-Year Mid Curve Future	26	USD	6,146,400	95.38	12/15/2023	(14,300)
3-Month SOFR 1-Year Mid Curve Future	98	USD	23,167,200	95.25	12/15/2023	(36,750)
Total Written Put Options Contracts (Premiums Received $52,354)						$(53,269)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Bank of America	2	USD	100,000	BRL	5.25	11/16/2023	$ (210)
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	48,000	CLP	950.00	11/30/2023	(192)
Mexican Peso vs. U.S. Dollar	HSBC	2	USD	32,000	MXN	19.00	11/8/2023	(13)
Polish Zloty vs. Euro	Citibank	2	EUR	30,000	PLN	4.44	11/16/2023	(258)
Total Written OTC Call Options Contracts (Premiums Received $1,630)								$(673)

Written Put Option Contracts outstanding at October 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	66,000	CLP	860.00	11/30/2023	$ (264)
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	66,000	CLP	900.00	11/30/2023	(1,376)
Total Written OTC Put Options Contracts (Premiums Received $770)								$(1,640)

Written Call Interest Rate Swaption Contracts outstanding at October 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 1/24/2025	3.80% (At Maturity)	1-Day USD SOFR (Annually)	Citibank	1/22/2024	3.80%	68,280,000	$ (3,708)
Interest Rate Swap Maturing 1/26/2025	3.85% (At Maturity)	1-Day USD SOFR (Annually)	Citibank	1/24/2024	3.85	68,280,000	(4,513)
Interest Rate Swap Maturing 10/22/2035	4.48% (Semi-Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	10/20/2025	4.48	254,486	(12,457)
Interest Rate Swap Maturing 10/22/2035	4.54% (Semi-Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	10/20/2025	4.54	250,689	(12,852)
Interest Rate Swap Maturing 3/13/2029	4.00% (Semi-Annually)	1-Day USD SOFR (Annually)	Citibank	3/11/2024	4.00	6,750,500	(41,452)
Interest Rate Swap Maturing 3/14/2029	4.00% (Semi-Annually)	1-Day USD SOFR (Annually)	Citibank	3/12/2024	4.00	6,750,500	(41,805)
Interest Rate Swap Maturing 3/18/2029	3.96% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	3/14/2024	3.96	6,750,500	(39,489)
Interest Rate Swap Maturing 3/19/2029	4.03% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	3/15/2024	4.03	3,375,250	(22,667)
Interest Rate Swap Maturing 9/30/2036	4.17% (Semi-Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	9/28/2026	4.17	272,431	(11,297)
Total Written OTC Call Swaptions Contracts (Premiums Received $523,810)							$(190,240)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at October 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/22/2035	1-Day USD SOFR (Annually)	4.54% (Semi-Annually)	JPMorgan Chase	10/20/2025	4.54%	USD	505,175	$ (23,724)
Interest Rate Swap Maturing 3/13/2029	1-Day USD SOFR (Annually)	4.00% (Semi-Annually)	Citibank	3/11/2024	4.00	USD	6,750,500	(176,797)
Interest Rate Swap Maturing 3/14/2029	1-Day USD SOFR (Annually)	4.00% (Semi-Annually)	Citibank	3/12/2024	4.00	USD	6,750,500	(176,941)
Interest Rate Swap Maturing 3/18/2029	1-Day USD SOFR (Annually)	3.96% (Semi-Annually)	Barclays	3/14/2024	3.96	USD	6,750,500	(186,146)
Interest Rate Swap Maturing 3/19/2029	1-Day USD SOFR (Annually)	4.03% (Semi-Annually)	Morgan Stanley	3/15/2024	4.03	USD	3,375,250	(85,320)
Interest Rate Swap Maturing 9/30/2036	1-Day USD SOFR (Annually)	4.17% (Semi-Annually)	JPMorgan Chase	9/28/2026	4.17	USD	272,431	(18,019)
Total Written OTC Put Swaptions Contracts (Premiums Received $387,933)								$(666,947)

Interest Rate Swap Contracts outstanding at October 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.41% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	1/31/2024	USD	70,982,000	$ (170)	$ —	$ (170)
2-Day USD SOFR (At Maturity)	4.19% (At Maturity)	7/29/2025	USD	3,620,500	(18,674)	—	(18,674)
3.23% (At Maturity)	1-Day EUR ESTR (At Maturity)	7/29/2025	EUR	3,203,000	(4,874)	—	(4,874)
0.35% (At Maturity)	1-Day JPY TONAR (At Maturity)	9/13/2025	JPY	244,000,000	986	—	986
28-Day MXN-TIIE-BANXICO (Monthly)	9.43% (Monthly)	9/17/2025	MXN	8,432,000	(2,455)	—	(2,455)
28-Day MXN-TIIE-BANXICO (Monthly)	9.20% (Monthly)	9/17/2025	MXN	1,982,000	(795)	—	(795)
0.38% (At Maturity)	1-Day JPY TONAR (At Maturity)	9/24/2025	JPY	200,000,000	519	—	519
28-Day MXN-TIIE-BANXICO (Monthly)	10.84% (Monthly)	9/25/2025	MXN	2,501,000	267	—	267
28-Day MXN-TIIE-BANXICO (Monthly)	10.72% (Monthly)	10/16/2025	MXN	2,095,000	35	—	35
1-Day GBP SONIA Rate (At Maturity)	4.78% (At Maturity)	10/28/2025	GBP	1,410,000	2,392	—	2,392
4.60% (At Maturity)	2-Day USD SOFR (At Maturity)	10/29/2025	USD	1,720,000	(1,380)	—	(1,380)
3M KRW KSDA (Quarterly)	3.38% (Quarterly)	9/20/2026	KRW	181,949,097	(2,577)	—	(2,577)
3M KRW KSDA (Quarterly)	3.55% (Quarterly)	9/20/2026	KRW	115,565,000	(1,236)	—	(1,236)
3M KRW KSDA (Quarterly)	3.33% (Quarterly)	9/20/2026	KRW	90,960,903	(1,387)	—	(1,387)
1-Day GBP SONIA Rate (At Maturity)	4.13% (At Maturity)	10/16/2027	GBP	780,000	(89)	83	(172)
2.93% (At Maturity)	1-Day EUR ESTR (At Maturity)	10/21/2027	EUR	840,000	(1,450)	222	(1,672)
2-Day USD SOFR (Annually)	4.18% (Annually)	2/29/2028	USD	17,611,000	(237,900)	13,002	(250,902)
2-Day USD SOFR (Annually)	4.00% (Annually)	2/29/2028	USD	15,890,000	(323,487)	(2,814)	(320,673)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2023: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M EUR EURIBOR (Semi-Annually)	3.15% (Annually)	7/21/2028	EUR	111,000	$ (817)	$ —	$ (817)
4.30% (Annually)	2-Day USD SOFR (Annually)	9/21/2028	USD	681,869	7,754	—	7,754
28-Day MXN-TIIE-BANXICO (Monthly)	9.67% (Monthly)	10/23/2028	MXN	1,846,000	(252)	—	(252)
28-Day MXN-TIIE-BANXICO (Monthly)	9.69% (Monthly)	10/25/2028	MXN	1,851,000	(174)	—	(174)
2.85% (Annually)	2-Day USD SOFR (Annually)	2/15/2029	USD	2,329,000	219,732	7,375	212,357
4.37% (Annually)	2-Day USD SOFR (Annually)	3/20/2029	USD	2,387,975	6,634	—	6,634
4.45% (Annually)	2-Day USD SOFR (Annually)	3/20/2029	USD	1,842,070	(1,371)	—	(1,371)
4.51% (Annually)	2-Day USD SOFR (Annually)	3/20/2029	USD	1,501,015	(4,870)	—	(4,870)
3.85% (Annually)	2-Day USD SOFR (Annually)	6/30/2029	USD	4,375,000	166,670	4,627	162,043
3.25% (Annually)	2-Day USD SOFR (Annually)	9/30/2029	USD	2,157,000	143,954	818	143,136
1-Day CORRA (Semi-Annually)	3.54% (Semi-Annually)	6/15/2033	CAD	1,023,040	(40,286)	—	(40,286)
1-Day JPY TONAR (Annually)	1.32% (Annually)	9/13/2033	JPY	52,000,000	(4,243)	—	(4,243)
1-Day CORRA (Semi-Annually)	4.00% (Semi-Annually)	9/21/2033	CAD	270,000	(2,824)	—	(2,824)
1-Day JPY TONAR (Annually)	1.32% (Annually)	9/21/2033	JPY	42,000,000	(3,375)	—	(3,375)
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	11,585,000	2,280,107	(41,294)	2,321,401
2.50% (Annually)	2-Day USD SOFR (Annually)	4/21/2052	USD	115,000	35,546	102	35,444
3.40% (Semi-Annually)	1-Day CORRA (Semi-Annually)	6/15/2053	CAD	455,000	34,519	—	34,519
3.72% (Semi-Annually)	1-Day CORRA (Semi-Annually)	9/21/2053	CAD	120,000	3,954	—	3,954
Total					$2,248,383	$(17,879)	$2,266,262

Interest Rate Swap Contracts outstanding at October 31, 2023: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.62% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Citibank	1/2/2024	BRL	3,224,657	$ 15	$—	$ 15
1-Day BRL BZDIO (At Maturity)	11.07% (At Maturity)	Barclays	1/2/2025	BRL	928,000	(259)	—	(259)
1-Day BRL BZDIO (At Maturity)	11.87% (At Maturity)	Bank of America	1/2/2025	BRL	616,569	204	—	204
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/5/2025	COP	781,128,000	(413)	—	(413)
1-Day BRL BZDIO (At Maturity)	9.98% (At Maturity)	HSBC	1/2/2026	BRL	737,000	(3,961)	—	(3,961)
1-Day BRL BZDIO (At Maturity)	11.80% (At Maturity)	Citibank	1/2/2026	BRL	578,798	807	—	807
1-Day BRL BZDIO (At Maturity)	11.75% (At Maturity)	Citibank	1/2/2026	BRL	563,000	611	—	611
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2023: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.11% (At Maturity)	Goldman Sachs	1/2/2026	BRL	231,260	(1,127)	$—	$ (1,127)
10.56% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Morgan Stanley	1/4/2027	BRL	404,000	1,721	—	1,721
Total						$(2,402)	$—	$(2,402)
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2023:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	5.00%	12/20/2028	EUR	148,546	$ (3,994)	$ (3,372)	$ (622)
Total					$(3,994)	$(3,372)	$(622)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2023: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	5.14%	5.00%	12/20/2028	USD	2,263,572	$ 1,232	$ (24,307)	$ 25,539
Markit CDX North America Investment Grade Index Series 41 (Pay Quarterly)	0.79%	1.00%	12/20/2028	USD	20,787,900	226,220	261,774	(35,554)
Total						$227,452	$237,467	$(10,015)

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2023: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$ (2,586)	$ 1,908	$ (4,494)
Abbott Laboratories 3.4% 11/30/2023 (Pay Quarterly)	1.00%	12/20/2028	JPMorgan Chase	USD	129,000	(3,243)	(2,502)	(741)
American Electric Power, 3.2%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Goldman Sachs	USD	360,000	(8,149)	(8,943)	794
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2023: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
American Electric Power, 3.2%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Deutsche Bank	USD	190,770	$ (4,318)	$ (3,958)	$ (360)
American Electric Power, 3.2%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Bank of America	USD	152,230	(3,446)	(3,579)	133
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2028	Citibank	USD	360,000	(6,647)	(7,934)	1,287
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2028	Bank of America	USD	152,233	(2,096)	(2,531)	435
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	38,422	(529)	(619)	90
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2028	Goldman Sachs	USD	36,100	1,259	1,527	(268)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	98,000	7,261	7,859	(598)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	BNP Paribas	USD	151,000	1,272	1,556	(284)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	76,506	645	619	26
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	JPMorgan Chase	USD	28,800	243	294	(51)
Total						$(20,334)	$(16,303)	$(4,031)

Credit Default Swap Contracts outstanding - Sell Protection at October 31, 2023: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America Index Series 14 (Pay Monthly)	0.00%	3.00%	12/16/2072	Goldman Sachs	USD	40,000	$ (11,182)	$ (6,765)	$ (4,417)
Total							$(11,182)	$(6,765)	$(4,417)

Inflation Swap Contracts outstanding at October 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.59% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	10/31/2028	USD	1,749,000	$ (929)	$ (401)	$ (528)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at October 31, 2023: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.60% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	11/1/2028	USD	1,749,000	(1,677)	$(2,221)	$ 544
1-Day U.S. Consumer Price Index (At Maturity)	2.68% (At Maturity)	10/31/2033	USD	1,749,000	2,482	402	2,080
1-Day U.S. Consumer Price Index (At Maturity)	2.67% (At Maturity)	11/1/2033	USD	1,749,000	1,603	2,222	(619)
3.40% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	10/15/2053	GBP	115,000	(761)	—	(761)
1-Day U.S. Consumer Price Index (At Maturity)	2.67% (At Maturity)	10/20/2053	USD	165,000	(742)	—	(742)
Total					$ (24)	$ 2	$ (26)
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 33,169,792	$ —	$ 33,169,792
Corporate Bonds	—	136,277,742	93,381	136,371,123
Foreign Issuer Bonds	—	42,648,139	—	42,648,139
Mortgage-Backed Securities	—	273,302,484	—	273,302,484
Municipal Bonds	—	2,239,444	—	2,239,444
Term Loans	—	22,689	—	22,689
U.S. Government Obligations	—	101,879,198	—	101,879,198
Investment Companies	213,951,185	—	—	213,951,185
Short-Term Investments	14,094,273	8,438,211	—	22,532,484
Purchased Options	230,148	916,875	—	1,147,023
Total Assets – Investments at value	$228,275,606	$598,894,574	$93,381	$827,263,561
Liabilities:
Mortgage-Backed Securities	$ —	$ (16,839,031)	$ —	$ (16,839,031)
Total Liabilities – Investments at value	$ —	$ (16,839,031)	$ —	$ (16,839,031)
Net Investments	$228,275,606	$582,055,543	$93,381	$810,424,530

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Assets:
Futures Contracts	$ 1,328,243	$ —	$—	$ 1,328,243
Forward Foreign Currency Exchange Contracts	—	90,561	—	90,561
Swap Agreements	—	3,148,644	—	3,148,644
Total Assets - Derivative Financial Instruments	$ 1,328,243	$ 3,239,205	$—	$ 4,567,448
Liabilities:
Futures Contracts	$(4,205,435)	$ —	$—	$(4,205,435)
Forward Foreign Currency Exchange Contracts	—	(78,128)	—	(78,128)
Written Options	(109,661)	(859,500)	—	(969,161)
Swap Agreements	—	(710,745)	—	(710,745)
Total Liabilities - Derivative Financial Instruments	$(4,315,096)	$(1,648,373)	$—	$(5,963,469)
Net Derivative Financial Instruments	$(2,986,853)	$ 1,590,832	$—	$(1,396,021)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 84.7%
Alabama – 3.1%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$ 500,000	$ 507,743
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/25	990,000	978,299
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	525,000	508,707
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,031,856
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	459,934
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 4.74%, 10/01/27(a)(c)	250,000	245,304
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,032,356
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	300,407
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	488,732
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	944,746
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6,
5.00%, 6/01/30	475,000	476,350
5.00%, 6/01/30(a)(b)(c)	500,000	496,623
	Par	Value
Alabama (Continued)

Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	$150,000	$ 148,545
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	410,000	336,753
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	385,841
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	513,673
		9,855,869
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	603,450
Arizona – 0.5%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	130,144
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	219,769
Maricopa County IDA Variable Revenue Bonds, Series A-3, Banner Health, 5.00%, 11/01/30(a)(b)(c)	300,000	310,736
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	223,541
Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	260,000	256,278
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	507,390
		1,647,858

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 0.1%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	$ 235,000	$ 232,998
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	130,419
5.00%, 8/01/29	120,000	125,794
		489,211
California – 6.2%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 4.30%, 4/01/26(a)(c)	2,000,000	1,962,513
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	439,459
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	234,477	220,953
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	527,551
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	113,403
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	90,904
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,510,000	1,268,387
	Par	Value
California (Continued)
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	$ 110,000	$ 111,421
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	264,412
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	652,925
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.13%, 11/15/26	250,000	240,109
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	300,000	264,573
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,145,024
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	307,699
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	518,566
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	425,483
California State University Systemwide Revenue Bonds, Series C, 4.00%, 11/01/45	200,000	176,924

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	$375,000	$351,223
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	456,672
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	459,188
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	221,162
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program,
5.00%, 9/02/34	100,000	101,059
5.25%, 9/02/43	200,000	181,816

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	265,279
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	249,070
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	252,427
	Par	Value
California (Continued)

CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	$ 200,000	$ 127,790
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	201,779
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	212,679
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	277,498
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	511,975
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,021,833
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	851,991
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), 5.00%, 5/15/43	500,000	484,114
Mesa Water District COPS, 4.00%, 3/15/39	300,000	281,367
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(e)	250,000	231,524
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	225,335
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	258,427

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	$150,000	$ 151,037
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	504,105
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	287,341
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	516,707
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	240,692
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	500,000	443,289
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	576,489
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	103,761
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	786,353
		19,564,288
Colorado – 3.7%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	432,093
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	$ 485,000	$ 488,369
5.00%, 3/15/26	510,000	515,257
5.00%, 3/15/29	590,000	603,091
5.00%, 3/15/30	310,000	316,812
5.00%, 3/15/35	590,000	598,041

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	896,159
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	623,845
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,114,847
6.00%, 12/15/41	500,000	555,681
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,199,305
4.00%, 12/15/36	200,000	187,841

Colorado State Health Facilities Authority Revenue Bonds, Commonspirit Health, Series B-2, 5.00%, 8/01/26(a)(b)(c)	615,000	620,622
Colorado State Health Facilities Authority Revenue Refunding Bonds, Parkview Medical Center, Inc., Project, Series B, 5.00%, 9/01/29	1,000,000	1,004,426
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 11/15/24	500,000	502,424
5.75%, 11/15/41	325,000	344,309

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	493,742
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	226,150

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	$180,000	$ 173,218
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	485,102
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	276,211
		11,657,545
Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	411,345
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	207,019
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	502,540
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	216,378
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/25	260,000	256,523
5.00%, 7/01/31	500,000	479,071
4.00%, 7/01/39	120,000	90,783
4.00%, 7/01/49	100,000	65,597
	Par	Value
Connecticut (Continued)

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 4.39%, 11/15/24(a)(c)	$1,000,000	$ 996,281
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	102,595
		3,328,132
Delaware – 0.1%
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	247,045
5.00%, 7/01/48	100,000	87,924
		334,969
District of Columbia – 1.2%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	284,805
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	299,613
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	86,492
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	357,727
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	991,716
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	322,232

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	$ 500,000	$ 478,844
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	550,790
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	460,567
		3,832,786
Florida – 4.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	476,614
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	735,406
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	350,779
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	449,398
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	304,903
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	486,456
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,204,548
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	432,781
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	354,574
	Par	Value
Florida (Continued)
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	$300,000	$276,333
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	355,102
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	573,506
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	799,960
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	465,049
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	490,801
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	250,922
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	251,323
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	214,502
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	480,692
Miami-Dade County, Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	290,000	283,739
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(e)	125,000	112,958
0.00%, 10/01/26(e)	275,000	236,307
0.00%, 10/01/27(e)	360,000	294,849

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	344,931

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	$250,000	$ 241,289
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	151,584
5.00%, 7/01/26	125,000	126,954
5.00%, 7/01/27	125,000	127,523

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	240,000	228,921
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	491,795
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	469,766
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	415,402
		12,479,667
Georgia – 2.5%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	375,758
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	202,475
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	199,494
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	505,362
	Par	Value
Georgia (Continued)
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	$ 200,000	$ 206,847
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	503,954
Georgia State GO Unlimited Bonds, Bidding Group 2, Series A, 4.00%, 7/01/42	1,000,000	930,039
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	521,122
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	152,293
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/27(a)(b)(c)	1,125,000	1,082,390
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	689,959
5.00%, 3/01/30(a)(b)(c)	335,000	332,800

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	1,000,000	931,211
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	245,588
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	148,861
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	99,038

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	$500,000	$ 514,467
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	241,079
		7,882,737
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	206,938
Hawaii – 0.0%(f)
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	136,765
Illinois – 6.9%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	463,926
5.00%, 12/01/42	250,000	221,526

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	303,341
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	736,995
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(e)	750,000	551,309
Chicago GO Unlimited Bonds, Project & Refunding Series A, 5.25%, 1/01/30	500,000	500,937
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	97,466
	Par	Value
Illinois (Continued)

Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	$250,000	$252,716
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	485,006
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	495,078
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	141,215
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	689,720
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	253,142
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	393,686
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	230,807
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	485,963
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	550,000	528,619
City of Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/27	250,000	253,804

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

City of Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	$220,000	$227,266
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	103,487
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	218,530
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	200,198
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	282,544
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	241,478
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	925,000	936,836
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	845,000	858,834
5.00%, 5/01/30	350,000	346,181
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	257,490
5.50%, 5/01/47	100,000	100,513

Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	111,297
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	257,279
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	250,000	257,324
	Par	Value
Illinois (Continued)

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 4.85%, 5/15/25(a)(c)	$500,000	$498,388
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	332,749
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(e)	95,000	87,377
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	400,058
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	748,780
4.00%, 1/01/46	250,000	211,349
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	507,830
5.00%, 1/01/45	250,000	249,518

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	549,917
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	214,996
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(e)	250,000	222,418
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	310,850
4.00%, 6/15/52	245,000	188,443

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	$500,000	$482,787
5.00%, 6/15/50	500,000	464,293

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(e)	150,000	79,840
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	328,728
5.00%, 10/01/26	250,000	253,581

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	391,154
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	362,128
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	222,992
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	304,318
4.00%, 12/01/39	250,000	215,521

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	590,000	593,215
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	206,530
4.00%, 12/30/38	500,000	439,318
4.00%, 12/30/40	500,000	430,297
	Par	Value
Illinois (Continued)

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	$ 250,000	$ 252,862
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	615,639
		21,650,389
Indiana – 2.1%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	760,868
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(e)	450,000	418,060
0.00%, 7/15/28(e)	900,000	735,492
0.00%, 1/15/29(e)	560,000	447,338

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	239,638
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 4.15%, 3/01/27(a)(c)	1,390,000	1,344,680
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	454,447
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	204,767
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/26	530,000	529,757
4.00%, 1/15/27	540,000	540,334
4.00%, 7/15/27	550,000	551,045

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	$ 440,000	$ 439,135
		6,665,561
Kansas – 0.5%
City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	500,000	498,286
Dodge City GO Unlimited Temporary Notes, Series 2023-1, 4.13%, 9/01/25	1,000,000	998,379
		1,496,665
Kentucky – 1.6%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	217,558
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	403,824
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	158,282
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	229,118
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	158,983
5.00%, 5/15/46	100,000	68,273

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	279,080
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	310,000	297,819
	Par	Value
Kentucky (Continued)

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	$ 500,000	$ 491,291
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	641,843
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	231,992
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,280,805
Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	500,000	481,641
		4,940,509
Louisiana – 1.2%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	475,000	481,795
5.00%, 2/01/26	100,000	102,482

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	412,326
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	252,091
5.00%, 10/01/26	215,000	217,786

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	404,070

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)

Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	$ 200,000	$ 199,975
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	530,722
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)(c)	1,250,000	1,224,612
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	116,640
		3,942,499
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	220,437
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	501,840
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	31,234
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	635,889
		1,389,400
	Par	Value
Maryland – 2.7%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	$ 500,000	$ 426,156
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	492,569
Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	989,687
Maryland State Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	270,000	241,984
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	500,000	496,495
5.25%, 6/30/55	1,000,000	915,028

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	471,165
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	136,100
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	411,987
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/27	1,320,000	1,347,539

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	$ 875,000	$ 854,471
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	249,656
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	97,307
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	252,070
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	204,621
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	595,183
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	152,927
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	155,579
		8,490,524
	Par	Value
Massachusetts – 1.3%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	$ 500,000	$ 434,007
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	230,254
4.00%, 7/01/26	240,000	232,734

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	242,927
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 4.45%, 1/29/26(a)(c)(d)	1,000,000	989,796
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,447,740
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	372,367
		3,949,825
Michigan – 2.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	95,626
5.00%, 7/01/48	200,000	186,077

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	50,164
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	202,809
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	503,295

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	$ 495,000	$ 499,572
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	175,234
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University Of Detroit Mercy, 5.63%, 11/01/52	300,000	284,651
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	429,896
4.50%, 10/01/29	250,000	244,369

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	352,912
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	482,613
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 4.84%, 4/15/27(a)(c)	1,500,000	1,490,959
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	405,338
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	96,895
Michigan State Strategic Fund Variable Limited Obligation Revenue Bonds (AMT), DTE Electric Company Exempt, 3.88%, 6/03/30(a)(b)(c)	1,000,000	932,883
	Par	Value
Michigan (Continued)

Michigan State Trunk Line Revenue Bonds, Rebuilding Michagan Program, 5.50%, 11/15/49	$1,000,000	$1,064,278
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	307,150
		7,804,721
Minnesota – 1.1%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	243,239
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	216,978
Minneapolis Health Care System Variable Revenue Bonds, Series B, Allina Health System, 5.00%, 11/15/30(a)(b)(c)	1,000,000	1,034,698
Saint Francis Independent School District No. 15 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/33	410,000	409,900
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,638,715
		3,543,530
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	269,019
Missouri – 0.8%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	229,961
5.00%, 3/01/27	225,000	232,301

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	$250,000	$ 252,708
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	199,131
5.00%, 2/15/27	215,000	213,818
5.00%, 2/15/28	250,000	248,245

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	190,088
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	492,424
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	394,255
		2,452,931
Nebraska – 0.9%
Central Plains Energy Gas Project Variable Revenue Refunding Bonds, Series A, Project No. 4, 5.00%, 11/01/29(a)(b)(c)	500,000	497,407
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 4.38%, 9/01/26(a)(c)	735,000	721,968
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	605,062
	Par	Value
Nebraska (Continued)
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	$ 500,000	$ 505,362
Gretna COPS, 5.00%, 12/15/25	500,000	504,418
		2,834,217
Nevada – 0.8%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	188,681
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	499,410
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	251,060
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,025,158
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	70,309
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	466,224
		2,500,842
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	873,356	803,791
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	204,814
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	169,368
		1,177,973

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey – 2.7%
Atlantic City Board of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	$ 350,000	$ 350,007
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	400,000	417,440
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	176,009
5.13%, 6/15/43	350,000	318,236

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	225,129
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	96,798
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	241,866
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	104,282
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	198,339
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	270,582
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	630,698
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,031,229
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	$1,000,000	$1,009,726
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	406,253
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	572,217
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	218,364
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	503,393
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	630,642
4.00%, 6/15/50	280,000	232,442

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	167,113
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	101,860
New Jersey State Turnpike Authority Revenue Bonds, Series A, 5.00%, 1/01/33	230,000	230,160
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.25%, 1/01/52	350,000	356,862
		8,489,647
New Mexico – 0.3%
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 3.90%, 6/01/28(a)(b)(c)	1,000,000	964,036

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York – 7.3%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	$ 500,000	$ 437,851
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	210,199
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	168,012
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	306,176
Hudson Yards Infrastructure Corp., Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	868,878
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	851,044
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,600,000	1,321,755
MTA, New York Transportation Variable Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 4.52%, 2/01/25(a)(c)	1,000,000	987,297
New York City Housing Development Corp., MFH Variable Revenue Bonds, Sustainable Development, 3.70%, 12/30/27(a)(b)(c)	500,000	484,943
	Par	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	$ 250,000	$ 248,933
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	256,741
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	950,574
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	625,000	626,783
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	259,234
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	251,410
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	586,331
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	233,288
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,053,959
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	200,888
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	372,547

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	$425,000	$421,896
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	232,594
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	465,000	418,109
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	408,383
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	471,821
5.38%, 11/15/40(d)	150,000	138,573

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	474,210
New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT), 5.00%, 1/01/30	345,000	336,971
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	241,587
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	$ 250,000	$ 250,959
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	458,267
5.00%, 3/15/41	250,000	254,242

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	436,209
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	251,454
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	418,310
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	221,106
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	824,109
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,094,531
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	425,659
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	608,286

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	$ 750,000	$ 750,874
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	432,058
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges & Tunnels, 4.00%, 11/15/54	1,300,000	1,068,055
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	248,752
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	91,863
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	80,670
Yonkers GO Limited Bonds, Series F (BAM Insured), 5.00%, 11/15/27	100,000	104,673
		22,841,064
North Carolina – 1.7%
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	695,085
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	246,579
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,011,851
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
5.00%, 5/01/25	240,000	242,151
5.00%, 5/01/26	275,000	278,970
	Par	Value
North Carolina (Continued)
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	$300,000	$ 291,469
5.00%, 10/01/34	250,000	232,640
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	158,442
4.00%, 9/01/34	185,000	160,783

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	244,825
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	77,382
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	425,000	331,935
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	491,570
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	541,988
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	423,979
		5,429,649

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	$125,000	$129,798
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	486,210
		616,008
Ohio – 2.2%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	354,125
5.00%, 11/15/27	370,000	375,235

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	736,229
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	162,736
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	126,721
5.00%, 7/01/26	125,000	127,743
5.00%, 7/01/27	125,000	128,803
5.00%, 7/01/28	155,000	161,193

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	177,525
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	426,012
	Par	Value
Ohio (Continued)

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	$350,000	$349,179
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	158,551
5.00%, 12/01/36	305,000	275,242

Franklin County Health Care Facilities Revenue Refunding Bonds, Ohio Living Communities, 5.00%, 7/01/31	255,000	243,564
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	249,787
Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	225,000	224,769
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	70,956
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	221,428
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	406,146
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	45,831
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	244,621

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	$880,000	$ 908,573
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	99,971
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	371,788
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	145,893
		6,792,621
Oklahoma – 0.8%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	505,272
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	150,792
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30(h)	50,000	32,500
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	498,797
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	254,716
	Par	Value
Oklahoma (Continued)
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	$500,000	$ 497,785
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	443,317
		2,383,179
Oregon – 1.4%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	541,436
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	474,141
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	501,726
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bonds, 0.95%, 6/01/27	500,000	430,345
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)(c)	500,000	487,534
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	476,152
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	169,332
4.00%, 12/01/27	240,000	239,012

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	$ 750,000	$ 756,122
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	255,529
		4,331,329
Pennsylvania – 3.3%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	226,113
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	304,364
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	141,086
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	349,580
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 4.67%, 11/01/24(a)(c)	415,000	414,777
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	640,168
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,341,478
Oil City GO Unlimited Bonds, Series A (AGM Insured), 4.00%, 12/01/24	150,000	149,944
	Par	Value
Pennsylvania (Continued)
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	$ 575,000	$ 584,777
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/25	200,000	202,409
4.00%, 4/15/45	500,000	411,332

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	200,421
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	488,418
5.00%, 9/01/45	250,000	238,488

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	485,000	465,207
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.85%), 4.94%, 7/15/26(a)(c)	1,000,000	1,000,012
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	254,134
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	290,979
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	513,041
5.00%, 7/01/33	400,000	400,808

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/35	$ 155,000	$ 153,048

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	214,734
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	305,802
5.00%, 5/01/28	215,000	220,691

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	257,012
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	113,238
4.00%, 11/15/25	115,000	111,525
4.00%, 11/15/26	125,000	119,350
4.00%, 11/15/27	130,000	122,173
4.00%, 11/15/28	105,000	97,105
		10,332,214
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	248,168
Puerto Rico Commonwealth Notes,
3.55%, 11/01/43(b)(c)	22,633	11,260
2.46%, 11/01/51(b)(c)	446,000	225,787
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	161,255
5.63%, 7/01/27	309,847	315,145
5.63%, 7/01/29	1,058,875	1,081,927
5.75%, 7/01/31	57,185	58,820
4.00%, 7/01/33	54,226	47,152
4.00%, 7/01/35	48,742	40,862
4.00%, 7/01/37	106,285	86,301
4.00%, 7/01/41	56,878	43,862
	Par	Value
Puerto Rico (Continued)

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	$ 69,785	$ 39,860
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	445,115
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(e)	225,000	190,079
0.00%, 7/01/31(e)	500,000	347,508
0.00%, 7/01/46(e)	875,000	216,892
		3,559,993
Rhode Island – 0.3%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	400,000	403,734
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	513,657
		917,391
South Carolina – 0.7%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	460,096	239,534
0.00%, 1/01/42(e)	228,148	50,738
0.00%, 7/22/51(e)	265,293	26,394

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	392,745
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	858,973

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina (Continued)

South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	$ 250,000	$ 255,190
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	314,450
		2,138,024
South Dakota – 0.1%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	374,389
Tennessee – 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	391,358
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	607,573
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	968,531
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	1,500,000	1,414,216
Tennergy Corp., Gas Supply Revenue Bonds, Series A, 5.50%, 12/01/30(a)(b)(c)	1,000,000	1,003,226
		4,384,904
Texas – 6.2%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	493,040
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	614,764
	Par	Value
Texas (Continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	$ 200,000	$ 168,892
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	279,374
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	481,305
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	287,030
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	445,000
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,100,000
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	408,184
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	381,472
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	840,000	729,779
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	218,336
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	368,576
4.00%, 10/01/43	250,000	207,801

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	$570,000	$588,515
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	308,948
Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	250,000	217,108
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	503,682
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	169,025
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	120,773
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	400,208
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	521,125
Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	332,368
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	536,025
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp., Project, 5.00%, 5/15/35	250,000	256,999
	Par	Value
Texas (Continued)

Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	$1,500,000	$1,431,544
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	479,053
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	72,232
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	250,482
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	436,074
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	686,488
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	353,991
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	242,115
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	254,067
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	504,163
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation, 5.00%, 2/15/34	400,000	406,969

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	$ 545,000	$ 422,184
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	235,810
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,002,552
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	451,243
5.00%, 12/31/55	200,000	174,656

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	655,057
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	87,650
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	356,788
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	467,411
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	251,857
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	236,139
		19,596,854
Utah – 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	1,000,000	934,930
	Par	Value
Virginia – 2.6%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	$ 500,000	$387,654
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	984,141
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	695,156
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	514,478
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	467,299
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	603,517
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	500,000	417,664
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	526,061
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	797,299
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	251,135
4.00%, 1/01/37	660,000	575,173

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	$ 645,000	$ 622,978
4.00%, 7/01/39	240,000	204,828
4.00%, 1/01/40	280,000	236,910
4.00%, 1/01/48	225,000	178,888

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/57	850,000	779,721
		8,242,902
Washington – 2.7%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,334,450
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	565,193
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	253,862
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	482,383
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	237,002
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	452,399
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	449,817
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 4.10%, 11/01/26(a)(c)	750,000	728,406
	Par	Value
Washington (Continued)
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	$ 500,000	$ 488,991
5.00%, 12/01/28	440,000	428,805

Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/40	2,000,000	2,059,117
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	449,251
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	195,274
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	287,454
		8,412,404
Wisconsin – 3.2%
Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	212,458
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	998,144
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	524,805
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	435,725
Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	303,957
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	947,375
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	80,657

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	$490,000	$444,549
5.00%, 6/15/49	150,000	126,199

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	303,303
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	487,247
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	256,573
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	209,263
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)(c)	370,000	350,453
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	455,055
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	204,878
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	76,338
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	591,275
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities, 4.00%, 8/15/31	375,000	337,747
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	$290,000	$ 257,680
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	203,129
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Fort Healthcare, Inc., 5.00%, 5/01/25	350,000	350,791
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital, Inc., 5.00%, 7/01/25	385,000	386,644
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	935,000	941,216
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, 5.00%, 1/29/25(a)(b)(c)	500,000	503,734
		9,989,195
Wyoming – 0.1%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	489,984
Total Municipal Bonds (Cost $296,683,493)		266,349,537

Par/Number of Shares
Short-Term Investments – 14.2%
Money Market Fund – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(i)	7,079,523	7,079,523

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal – 12.0%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/23(a)(b)(c)	3,000,000	$2,993,516

Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.28%), 4.37%, 4/01/24(a)(c)	250,000	249,118

California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Rail Project, 3.65%, 1/31/24(a)(b)(c)(d)	1,200,000	1,193,290

Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/24(d)	105,000	103,917

Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	583,178

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, 3.10%, 11/01/23(a)(c)(j)	800,000	800,000

Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	300,000	300,000

Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/24	175,000	175,197

Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	124,684

Clayton Town NANS, Series B, 2.00%, 6/01/24	100,000	97,821
	Par/Number of Shares	Value
Municipal (Continued)

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford, 5.00%, 7/01/24	240,000	$ 238,748

County Square Redevelopment Corp., Installment Purchase Revenue BANS, Greenville County South Carolina Project, 5.00%, 2/09/24	2,000,000	2,005,066

Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(g)	150,000	154,098

Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	244,130

Fort Bend Independent School District Variable GO Unlimited Bonds, Series B (PSF, Gtd), 3.65%, 8/01/24(a)(b)(c)	500,000	497,325

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	502,811

Houston Housing Finance Corp., MFH Variable Revenue Bonds, Temenos Place Apartments, 4.08%, 2/01/24(a)(b)(c)	450,000	449,204

Idaho State Health Facilities Authority Hospital Variable Revenue Bonds, Che Trinity Health Credit Group, 4.30%, 2/01/24(a)(b)(c)	500,000	500,000

Illinois State GO Unlimited Bonds, Series B, 5.00%, 3/01/24	250,000	250,442

Kentucky State Economic Development Finance Authority Health System Revenue Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(e)	280,000	267,763

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Republic Services, Inc. Project, 3.95%, 12/01/23(a)(b)(c)	250,000	$ 249,943

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	472,733

Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	599,684

Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,611,473

Lowville GO Limited BANS, Series A, 4.63%, 8/22/24	500,000	498,800

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	950,000	949,894

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	354,911

Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(d)	2,000,000	1,983,704

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/24	350,000	351,374

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	110,000	107,597
	Par/Number of Shares	Value
Municipal (Continued)

Miami-Dade County COPS, Series A, Prerefunded, 5.00%, 5/01/24(b)(c)(g)	515,000	$517,345

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	486,303

Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	400,417

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/23	150,000	150,041

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/24	320,000	315,641

MTA Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 3.92%, 4/01/24(a)(c)	900,000	897,766

Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	185,011

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	150,000	150,029

New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, Prerefunded, 5.00%, 7/01/24(g)	100,000	100,380

New Jersey Transportation Trust Fund Authority Revenue Refunding Bonds, Series AA, 5.00%, 6/15/24	600,000	603,072

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

New Orleans Sewarage Service Revenue Refunding Bonds, 5.00%, 6/01/24	500,000	$ 502,199

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	250,000	250,139

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/23	1,000,000	1,000,087

Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	499,976

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/24	240,000	239,620

North Carolina State Housing Fiance Agency MFH Variable Revenue Bonds, Wind Creek Senior Living, 4.50%, 6/01/24	481,000	480,632

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(g)	155,000	156,443

North Carolina State Turnpike Authority Triangle Expressway System Revenue BANS, Escrowed to Maturity, 5.00%, 2/01/24	200,000	200,428
	Par/Number of Shares	Value
Municipal (Continued)

Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	335,000	$ 328,126

Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	483,324

Ohio State Solid Waste Revenue Refunding Bonds, Republic Services, Inc., Project, 3.95%, 12/01/23(a)(b)(c)	1,000,000	999,770

Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	587,952

Orlando Tourist Development Senior Lien Tax Revenue Refunding Bonds (AGM Insured), 5.00%, 11/01/23	1,000,000	1,000,000

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 4.79%, 12/01/23(c)	500,000	500,171

PMA Levy & Aid Anticipation Notes Program Revenue Notes, Series A, 5.00%, 9/25/24	1,000,000	1,007,251

PMA Levy & Aid Anticipation Program Note Participations Revenue Bonds, Series B, 5.00%, 4/03/24	400,000	401,228

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/24(e)	8,821	8,545

Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/24	110,000	109,722

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	$1,113,629

Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	180,000	179,954

Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	600,000	596,050

Stratford GO Unlimited BANS, Series B, 5.00%, 1/30/24	500,000	500,412

Tennergy Corp., Gas Revenue Bonds, Series A, 5.00%, 10/01/24(a)(b)(c)	500,000	500,047

United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	329,468

University of North Carolina Hospital Chapel Hill Revenue Bonds, Series A, 3.05%, 11/01/23(a)(c)(j)	1,600,000	1,600,000
	Par/Number of Shares	Value
Municipal (Continued)

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.63%, 5/01/24	125,000	$ 123,594

Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	798,381

Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Refunding Bonds, 4.00%, 1/01/24	470,000	469,837
		37,683,411
Total Short-Term Investments (Cost $45,064,423)		44,762,934
Total Investments – 98.9% (Cost $341,747,916)		311,112,471
Other Assets less Liabilities – 1.1%		3,360,982
NET ASSETS – 100.0%		$314,473,453

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Zero coupon bond.
(f)	Amount rounds to less than 0.05%.
(g)	Maturity date represents the prerefunded date.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	7-day current yield as of October 31, 2023 is disclosed.
(j)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
Municipal Issue Type (%)(a),(b)
Revenue Bonds	81.7
General Obligation Unlimited Bonds	8.9
Certificates of Participation	2.1
General Obligation Limited Bonds	1.8
Revenue Notes	1.0
Tax Allocation Bonds	0.3
Special Assessment Bonds	0.3
Special Tax Bonds	0.2
General Obligation Unlimited Notes	0.2
General Obligation Limited Notes	0.2
Total	96.7

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Investments and Other.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$ —	$266,349,537	$—	$266,349,537
Short-Term Investments	7,079,523	37,683,411	—	44,762,934
Total Investments	$7,079,523	$304,032,948	$—	$311,112,471
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 34.4%
Automotive – 0.1%
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A4, 5.01%, 1/22/30	$100,000	$ 97,530
Banking – 0.3%
Chase Issuance Trust, Series 2023-A2, Class A, 5.08%, 9/15/30	409,000	398,842
Consumer Services – 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-1A, Class A, 5.25%, 4/20/29(a)	101,000	96,516
Series 2023-4A, Class A, 5.49%, 6/20/29(a)	300,000	289,082
Series 2023-6A, Class A, 5.81%, 12/20/29(a)	423,000	410,811
Series 2023-8A, Class A, 6.02%, 2/20/30(a)	306,000	300,024
		1,096,433
Other – 31.7%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(b)	807,351	744,012
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 7.49%, 3/01/32(a)(b)(c)	224,000	222,304
Series 2022-2A, Class C, 8.24%, 3/01/32(a)(b)	935,000	799,043

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M CME Term SOFR + 7.86%, 7.60% Floor), 13.28%, 4/20/32(a)(c)	746,000	701,259
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.54%, 1/20/32(a)(c)	250,000	248,362
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M CME Term SOFR + 1.66%, 1.40% Floor), 7.05%, 11/18/31(a)(c)	378,000	374,113
	Par	Value
Other (Continued)

Ally Auto Receivables Trust, Series 2023-1, Class A4, 5.27%, 11/15/28	$100,000	$ 98,343
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 5/15/30	590,000	572,519
Series 2023-4, Class A, 5.15%, 9/15/30	567,000	555,811

BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25	255,000	249,344
BMW Vehicle Owner Trust, Series 2023-A, Class A4, 5.25%, 11/26/29	100,000	98,507
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	144,049	136,706
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	89,013	86,231
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 7.79%, 3/22/35(a)(c)	250,000	249,987
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 7.94%, 7/15/35(a)(c)	419,000	414,709
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M CME Term SOFR + 2.16%, 1.90% Floor), 7.56%, 10/15/32(a)(c)	708,000	708,969
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 10.96%, 10/15/31(a)(c)	764,000	762,593
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)	117,118	115,956
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	111,709	106,785
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	192,000	177,874

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.14%, 8/15/32(a)	$159,000	$155,434
CNH Equipment Trust,
Series 2023-A, Class A4, 4.77%, 10/15/30	100,000	96,579
Series 2023-B, Class A4, 5.46%, 3/17/31	154,000	151,672

Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	867,680	707,794
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	360,664
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	101,071
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	90,317
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	224,974
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27	625,000	607,177
DT Auto Owner Trust,
Series 2021-3A, Class C, 0.87%, 5/17/27(a)	149,000	144,360
Series 2021-4A, Class C, 1.50%, 9/15/27(a)	116,000	110,222
Series 2022-1A, Class C, 2.96%, 11/15/27(a)	162,000	157,035
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	90,427	85,316
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	234,728	212,435
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	87,489	81,683
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	297,423	263,894

Enterprise Fleet Financing, Series 2023-3, Class A3, 6.41%, 6/20/30(a)	305,000	306,562
Enterprise Fleet Financing LLC,
Series 2023-1, Class A3, 5.42%, 10/22/29(a)	226,000	222,607
Series 2023-2, Class A3, 5.50%, 4/22/30(a)	313,000	307,117
	Par	Value
Other (Continued)

Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	$356,000	$345,616
FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	23,017	22,481
Flagship Credit Auto Trust,
Series 2021-2, Class C, 1.27%, 6/15/27(a)	150,000	140,279
Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	69,567
Ford Credit Auto Owner Trust,
Series 2022-A, Class A3, 1.29%, 6/15/26	238,307	230,916
Series 2023-A, Class A4, 4.56%, 12/15/28	114,000	110,289
Series 2023-B, Class A4, 5.06%, 2/15/29	100,000	97,941

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/30	645,000	590,709
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 7.21%, 10/15/33(a)(c)	954,000	936,561
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M CME Term SOFR + 1.56%), 6.96%, 4/15/31(a)(c)	323,688	321,697
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 6.76%, 1/15/30(a)(c)	239,954	238,888
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class C, 1.37%, 1/16/26	50,000	48,269
GM Financial Revolving Receivables Trust,
Series 2021-1, Class A, 1.17%, 6/12/34(a)	302,000	265,367
Series 2023-1, Class A, 5.12%, 4/11/35(a)	437,000	423,912

GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, 6/15/30(a)	165,000	161,742

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	$446,087	$417,636
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	306,748	279,312
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	144,255	135,254
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	352,709
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	709,422
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	755,665

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M CME Term SOFR + 1.56%), 6.95%, 2/05/31(a)(c)	269,620	268,002
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M CME Term SOFR + 3.06%, 2.80% Floor), 8.48%, 7/20/30(a)(c)	507,000	494,152
Series 2019-42A, Class A2, (3M CME Term SOFR + 2.26%, 2.00% Floor), 7.68%, 4/20/31(a)(c)	472,000	468,846

Great America Leasing Receivables, Series 2023-1, Class A4, 5.06%, 3/15/30(a)	137,000	132,568
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(a)(d)	100,000	98,257
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A, 2.33%, 6/26/28(a)	298,000	259,894
Series 2022-5A, Class A, 3.89%, 9/25/28(a)	614,000	563,620
Series 2023-4A, Class A, 6.15%, 3/25/30(a)	285,000	280,931

Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	304,052	293,687
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	109,635
	Par	Value
Other (Continued)
HPEFS Equipment Trust,
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	$226,000	$218,584
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	143,575

Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 5/15/26	199,758	193,179
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M CME Term SOFR + 8.01%, 7.75% Floor), 13.42%, 4/22/33(a)(c)	970,000	881,590
John Deere Owner Trust, Series 2023-B, Class A4, 5.11%, 5/15/30	102,000	100,175
Kubota Credit Owner Trust,
Series 2023-1A, Class A4, 5.07%, 2/15/29(a)	100,000	97,362
Series 2023-2A, Class A4, 5.23%, 6/15/28(a)	116,000	113,955
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M CME Term SOFR + 1.74%, 1.48% Floor), 7.14%, 10/17/31(a)(c)	202,000	199,370
Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	100,000	94,155

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M CME Term SOFR + 1.44%, 1.18% Floor), 6.84%, 10/15/33(a)(c)	77,333	77,219
M&T Equipment, Series 2023-1A, Class A4, 5.75%, 7/15/30(a)	100,000	98,231
MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 6.90%, 7/17/31(a)(c)	905,598	901,143
MMAF Equipment Finance LLC,
Series 2020-A, Class A5, 1.56%, 10/09/42(a)	100,000	86,309
Series 2023-A, Class A4, 5.50%, 12/13/38(a)	217,000	212,602

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(b)	$385,709	$368,804
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	221,000	212,015

Nissan Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.85%, 6/17/30	126,000	122,726
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	85,593	81,071
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	209,148
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	725,845

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.48%, 4/20/32(a)(c)	400,000	399,416
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M CME Term SOFR + 1.71%, 1.45% Floor), 7.11%, 6/21/32(a)(c)	915,000	906,024
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M CME Term SOFR + 1.61%, 1.35% Floor), 6.99%, 8/20/32(a)(c)	328,696	325,097
PFS Financing Corp.,
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	96,578
Series 2022-A, Class A, 2.47%, 2/15/27(a)	899,000	858,218

Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A4, 4.72%, 6/23/31(a)	142,000	137,776
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28(a)	116,000	108,810
PRET LLC,
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(e)	702,305	656,664
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(e)	150,784	143,399
	Par	Value
Other (Continued)
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.46% on 7/27/24), 1.99%, 6/27/60(a)(e)	$291,535	$268,721
Series 2021-NPL4, Class A1, (Step to 3.29% on 11/27/24), 2.36%, 10/27/60(a)(e)	540,176	504,423
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	121,730	100,378
Series 2021-SFR7, Class A, 1.69%, 8/17/40(a)	112,794	91,230
Series 2023-SFR2, Class A, 4.50%, 10/17/28(a)	246,000	228,687
PRPM LLC,
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(e)	312,823	291,417
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(e)	361,986	340,913
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(f)	189,386	181,191
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(e)	311,467	289,245

Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27	518,000	503,367
Santander Retail Auto Lease Trust, Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	82,308
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/29(a)	100,000	97,942
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	244,330	222,147
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35(a)	429,000	400,951

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Toyota Auto Receivables, Series 2023-C, Class A4, 5.01%, 2/15/29	$ 228,000	$ 222,272
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	24,070	23,906
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	140,000	126,811
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(e)	30,155	29,402
Series 2021-NPL2, Class A1, (Step to 5.12% on 4/25/24), 2.12%, 3/27/51(a)(e)	179,319	171,095
VCP CLO II Ltd.,
Series 2021-2A, Class A1, (3M CME Term SOFR + 1.93%), 7.33%, 4/15/31(a)(b)(c)	755,747	753,638
Series 2021-2A, Class E, (3M CME Term SOFR + 8.67%), 14.07%, 4/15/31(a)(b)(c)	1,119,000	1,071,405
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	279,878	255,136
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	250,214	226,621
Verizon Master Trust,
Series 2023-3, Class A, 4.73%, 4/21/31(a)	526,000	507,550
Series 2023-6, Class A, 5.35%, 9/22/31(a)	689,000	678,201

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 6/22/26	346,115	334,087
VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(e)	185,697	171,395
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(e)	245,575	231,310
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(e)	221,736	212,461
	Par	Value
Other (Continued)

WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	$ 85,433	$ 69,982
Westlake Automobile Receivables Trust,
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	394,679
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	598,000	572,512
Series 2022-1A, Class C, 3.11%, 3/15/27(a)	448,000	432,710

Woodmont Trust, Series 2019-6A, Class A1R, (3M CME Term SOFR + 1.74%, 1.48% Floor), 7.14%, 7/15/31(a)(c)	268,765	264,246
World Omni Auto Receivables Trust,
Series 2020-C, Class C, 1.39%, 5/17/27	50,000	47,429
Series 2023-B, Class A4, 4.68%, 5/15/29	175,000	168,803
Series 2023-C, Class A4, 5.03%, 11/15/29	100,000	97,381
		40,869,156
Specialty Finance – 1.5%
CarMax Auto Owner Trust,
Series 2023-1, Class A4, 4.65%, 1/16/29	100,000	96,518
Series 2023-2, Class A4, 5.01%, 11/15/28	172,000	167,285
Series 2023-3, Class A4, 5.26%, 2/15/29	183,000	179,108
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A4, 4.59%, 7/17/28	122,000	117,985
Series 2023-3, Class A4, 5.34%, 12/18/28	121,000	119,450

Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31%, 8/15/29	100,000	98,628
John Deere Owner Trust,
Series 2023-A, Class A4, 5.01%, 12/17/29	123,000	120,916
Series 2023-C, Class A4, 5.39%, 8/15/30	142,000	140,635

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31%, 4/16/29	100,000	96,098

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Specialty Finance (Continued)

Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 6/25/36(a)	$387,000	$ 372,303
Toyota Auto Receivables Owner Trust,
Series 2023-A, Class A4, 4.42%, 8/15/28	125,000	120,274
Series 2023-B, Class A4, 4.66%, 9/15/28	163,000	157,363

World Omni Auto Receivables Trust, Series 2023-A, Class A4, 4.66%, 5/15/29	114,000	110,160
		1,896,723
Total Asset-Backed Securities (Cost $46,478,175)		44,358,684

	Number of Shares
Common Stocks – 1.0%
Institutional Financial Services – 0.0%(g)
J.C. Penney Earnout*	3,405	9,364
Real Estate Services – 0.2%
Copper Property CTL Pass Through Trust	25,536	265,574
Telecommunications – 0.0%(g)
Windstream Corp.(h)*	3,665	32,985
Transportation & Logistics – 0.8%
PHI Group, Inc.	44,387	1,020,901
Total Common Stocks (Cost $1,040,620)		1,328,824

	Par
Corporate Bonds – 4.1%
Asset Management – 1.1%
Ares Capital Corp., 2.88%, 6/15/28	$398,000	329,409
Blue Owl Credit Income Corp.,
4.70%, 2/08/27	660,000	598,742
7.95%, 6/13/28(a)	468,000	457,521
		1,385,672
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	97,559
	Par	Value
Electric Utilities – 0.4%
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32(d)	$261,000	$ 261,797
PG&E Recovery Funding LLC, 5.05%, 7/15/32	326,081	314,119
		575,916
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	429,762	419,331
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	345,046
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)(i)	315,000	301,077
Real Estate Investment Trusts – 0.7%
American Tower Trust #1, 5.49%, 3/15/28(a)	685,000	672,610
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	101,278
2.33%, 1/15/28(a)	151,000	127,111
		900,999
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	644,879
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(i)	381,000	300,799
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	124,899
6.00%, 1/15/30(a)	214,000	161,087
		586,785
Total Corporate Bonds (Cost $5,648,207)		5,257,264

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	503,409

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26	$175,000	$ 161,949
Total Foreign Issuer Bonds (Cost $618,970)		665,358

Mortgage-Backed Securities – 8.1%
Commercial Mortgage-Backed Securities – 2.1%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 7.45%, 9/15/36(a)(c)	242,000	229,447
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 7.85%, 9/15/36(a)(c)	370,000	343,623

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	344,927
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.70%, 1.65% Floor), 7.03%, 5/15/38(a)(c)	616,000	602,476
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	407,000	345,202
Multifamily Structured Pass Through Certificates,
Series K073, Class A2, 3.35%, 1/25/28	261,000	241,257
Series K088, Class A2, 3.69%, 1/25/29	100,000	92,228
Series K114, Class A2, 1.37%, 6/25/30	100,000	76,902

SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	345,122
VMC Finance LLC, Series 2021-HT1, Class A, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.10%, 1/18/37(a)(c)	172,297	167,792
		2,788,976
Federal Home Loan Mortgage Corporation – 4.8%
Multifamily Structured Pass Through Certificates,
Series K068, Class A2, 3.24%, 8/25/27	100,000	92,729
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K072, Class A2, 3.44%, 12/25/27	$100,000	$ 92,901
Series K076, Class A2, 3.90%, 4/25/28	144,000	135,575
Series K077, Class A2, 3.85%, 5/25/28	100,000	93,826
Series K079, Class A2, 3.93%, 6/25/28	273,000	256,561
Series K080, Class A2, 3.93%, 7/25/28	219,000	205,633
Series K081, Class A2, 3.90%, 8/25/28	556,000	521,109
Series K082, Class A2, 3.92%, 9/25/28	413,000	387,263
Series K083, Class A2, 4.05%, 9/25/28	209,000	196,843
Series K084, Class A2, 3.78%, 10/25/28	489,000	456,811
Series K085, Class A2, 4.06%, 10/25/28	244,000	229,478
Series K089, Class A2, 3.56%, 1/25/29	226,000	207,028
Series K091, Class A2, 3.51%, 3/25/29	198,000	180,410
Series K093, Class A2, 2.98%, 5/25/29	100,000	88,506
Series K094, Class A2, 2.90%, 6/25/29	532,000	466,923
Series K095, Class A2, 2.79%, 6/25/29	697,000	607,684
Series K096, Class A2, 2.52%, 7/25/29	694,000	594,450
Series K097, Class A2, 2.51%, 7/25/29	359,000	306,668
Series K109, Class A2, 1.56%, 4/25/30	139,000	109,377

Pool, 1.50%, 11/01/35	995,000	824,153
Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	115,711	110,020
		6,163,948
Federal National Mortgage Association – 0.6%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(j)	45,922	42,174
Pool, 1.50%, 12/01/35	741,000	613,859
Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	88,303	83,136
		739,169

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(f)	$ 659,807	$ 5,919
Series 2015-108, Class IO, 0.34%, 10/16/56(f)	40,537	736
Series 2015-7, Class IO, 0.45%, 1/16/57(f)	1,485,931	29,917
Series 2020-42, Class IO, 0.94%, 3/16/62(f)	1,409,329	84,792
Series 2020-43, Class IO, 1.26%, 11/16/61(f)	955,416	67,117
Series 2020-71, Class IO, 1.09%, 1/16/62(f)	1,246,847	82,769
Series 2020-75, Class IO, 0.87%, 2/16/62(f)	2,246,330	129,141
		400,391
Whole Loan – 0.3%
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	174,952	166,948
Series 2020-4, Class A1, 1.75%, 10/25/60(a)	67,418	57,614
Series 2023-1, Class A1, 3.75%, 1/25/63(a)	184,559	165,859
		390,421
Total Mortgage-Backed Securities (Cost $11,561,477)		10,482,905

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	100,000	96,777
Total Municipal Bonds (Cost $100,000)		96,777

Term Loans – 1.2%(c)
Commercial Support Services – 0.2%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD CME Term SOFR + 3.50%), 8.94%, 5/17/28	265,880	260,951
Retail - Discretionary – 0.0%(g)
J.C. Penney Corp., Inc., Term Loan(k)	233,386	23
	Par	Value
Software – 0.5%
Azalea TopCo, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 9.18%, 7/24/26	$325,404	$ 308,320
Polaris Newco LLC, Dollar Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.44%, 6/02/28	323,400	304,805
		613,125
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.19%, 10/08/27	360,750	346,771
Windstream Services II LLC, Initial Term Loan, (1M USD CME Term SOFR + 6.25%, 1.00% Floor), 11.67%, 9/21/27	305,605	281,792
		628,563
Total Term Loans (Cost $1,566,557)		1,502,662

U.S. Government Obligations – 1.8%
U.S. Treasury Notes – 1.8%
4.38%, 8/31/28	1,106,000	1,084,917
4.63%, 9/30/28(i)	294,000	291,336
4.63%, 9/30/30	883,000	868,099
Total U.S. Government Obligations (Cost $2,251,407)		2,244,352

	Number of Shares
Investment Companies – 43.2%
Schwab Intermediate-Term U.S. Treasury ETF(i)	221,251	10,489,510
Schwab Short-Term U.S. Treasury ETF	789,537	37,810,927
Vanguard Short-Term Corporate Bond ETF	35,486	2,656,482
Vanguard Short-Term Inflation-Protected Securities ETF	100,747	4,749,213
Total Investment Companies (Cost $59,540,639)		55,706,132

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par/Number of Shares	Value
Short-Term Investments – 6.0%
Corporate Bonds – 0.4%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	$ 504,949
Money Market Funds – 5.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(l)(m)	1,272,762	1,272,762

Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(l)	5,951,188	5,951,188
		7,223,950
Total Short-Term Investments (Cost $7,736,938)		7,728,899
Total Investments – 100.4% (Cost $136,542,990)		129,371,857
Liabilities less Other Assets – (0.4)%		(498,548)
NET ASSETS – 100.0%		$128,873,309
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Restricted security that has been deemed illiquid and is classified as Level 2. At October 31, 2023, the value of these restricted illiquid securities amounted to $4,397,840 or 3.41% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$ 807,351
ABPCI Direct Lending Fund ABS II LLC, 7.49%, 3/1/32	2/15/22	224,000
ABPCI Direct Lending Fund ABS II LLC, 8.24%, 3/1/32	2/15/22	935,000
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	385,476
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 7.33%, 4/15/31	3/7/22	752,441
VCP CLO II Ltd., 14.07%, 4/15/31	2/5/21	1,085,430
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	250,214

(c)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2023.
(e)	Step coupon bond. Rate as of October 31, 2023 is disclosed.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2023 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Security either partially or fully on loan. (See Note 7).
(j)	Zero coupon bond.
(k)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(l)	7-day current yield as of October 31, 2023 is disclosed.
(m)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$44,358,684	$ —	$ 44,358,684
Common Stocks	1,020,901	274,938	32,985	1,328,824
Corporate Bonds	—	5,257,264	—	5,257,264
Foreign Issuer Bonds	—	665,358	—	665,358
Mortgage-Backed Securities	—	10,482,905	—	10,482,905
Municipal Bonds	—	96,777	—	96,777
Term Loans	—	1,502,662	—	1,502,662
U.S. Government Obligations	—	2,244,352	—	2,244,352
Investment Companies	55,706,132	—	—	55,706,132
Short-Term Investments	7,223,950	504,949	—	7,728,899
Total Investments	$63,950,983	$65,387,889	$32,985	$129,371,857
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par (a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
Clover CLO LLC, Series 2021-2A, Class E, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.18%, 7/20/34(b)(c)	$250,000	$242,865
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M CME Term SOFR + 6.87%, 6.61% Floor), 12.27%, 7/15/34(b)(c)	250,000	225,600
PRPM LLC, Series 2022-5, Class A1, (Step to 9.90% on 9/25/25), 6.90%, 9/27/27(b)(d)	115,362	114,244
Total Asset-Backed Securities (Cost $613,109)		582,709

	Number of Shares
Common Stocks – 0.2%
Biotechnology & Pharmaceuticals – 0.1%
AbbVie, Inc.	590	83,296
Cable & Satellite – 0.0%(e)
Altice USA, Inc., Class A*	16,055	46,399
Engineering & Construction – 0.0%(e)
Mcdermott International Ltd.*	1,932	367
Oil & Gas Producers – 0.1%
Battalion Oil Corp.*	363	2,178
Canadian Natural Resources Ltd. (Canada)	1,464	93,008
Diamondback Energy, Inc.	558	89,458
		184,644
Technology Services – 0.0%(e)
Clarivate PLC*	78	498
Total Common Stocks (Cost $594,347)		315,204

	Par (a)
Convertible Bonds – 1.3%
Biotechnology & Pharmaceuticals – 0.3%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$335,000	322,083
Livongo Health, Inc., 0.88%, 6/01/25	120,000	109,061
		431,144
	Par (a)	Value
Cable & Satellite – 0.4%
DISH Network Corp.,
0.00%, 12/15/25(f)	$ 185,000	$ 112,854
3.38%, 8/15/26	1,185,000	607,312
		720,166
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	460,000	357,190
Household Products – 0.1%
Beauty Health (The) Co., 1.25%, 10/01/26(b)	135,000	101,064
Internet Media & Services – 0.0%(e)
Zillow Group, Inc., 1.38%, 9/01/26	30,000	31,590
Leisure Facilities & Services – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27	150,000	116,225
Penn Entertainment, Inc., 2.75%, 5/15/26	30,000	32,877
		149,102
Medical Equipment & Devices – 0.1%
Envista Holdings Corp., 1.75%, 8/15/28(b)	155,000	133,455
Lantheus Holdings, Inc., 2.63%, 12/15/27(b)	60,000	66,506
		199,961
Semiconductors – 0.0%(e)
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	9,293
1.88%, 12/01/29(b)	35,000	20,825
		30,118
Transportation & Logistics – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	210,000	199,185
Total Convertible Bonds (Cost $2,959,307)		2,219,520

	Number of Shares
Convertible Preferred Stocks – 0.1%
Technology Services – 0.1%
Clarivate PLC, 5.25%	4,753	132,751
Total Convertible Preferred Stocks (Cost $266,943)		132,751

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Corporate Bonds – 42.8%
Advertising & Marketing – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(b)	$ 75,000	$ 66,621
Stagwell Global LLC, 5.63%, 8/15/29(b)	295,000	243,815
		310,436
Aerospace & Defense – 0.9%
Boeing (The) Co.,
3.25%, 2/01/28	117,000	104,559
5.71%, 5/01/40	126,000	111,456
3.85%, 11/01/48	23,000	14,870
5.81%, 5/01/50	88,000	75,759
5.93%, 5/01/60	52,000	43,748
HEICO Corp.,
5.25%, 8/01/28	66,000	63,666
5.35%, 8/01/33	94,000	86,278

L3Harris Technologies, Inc., 5.40%, 7/31/33	49,000	45,787
Lockheed Martin Corp., 5.20%, 2/15/55	50,000	43,594
Northrop Grumman Corp.,
5.15%, 5/01/40	52,000	45,571
4.95%, 3/15/53	4,000	3,313
RTX Corp.,
3.50%, 3/15/27	109,000	100,786
5.15%, 2/27/33	58,000	53,509
4.45%, 11/16/38	65,000	51,833
4.50%, 6/01/42	67,000	51,991
4.80%, 12/15/43	7,000	5,547
5.38%, 2/27/53	109,000	92,396
TransDigm, Inc.,
6.25%, 3/15/26(b)	200,000	195,292
6.75%, 8/15/28(b)	300,000	291,295
6.88%, 12/15/30(b)	85,000	82,073
		1,563,323
Apparel & Textile Products – 0.0%(e)
Crocs, Inc., 4.13%, 8/15/31(b)	20,000	15,199
Asset Management – 0.8%
BlackRock, Inc., 4.75%, 5/25/33	41,000	37,543
Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(b)	66,000	46,655
Blackstone Secured Lending Fund,
3.63%, 1/15/26	140,000	129,325
2.75%, 9/16/26	30,000	26,325
	Par (a)	Value
Asset Management (Continued)

Blue Owl Capital Corp., 3.40%, 7/15/26	$160,000	$ 142,762
Blue Owl Credit Income Corp., 7.75%, 9/16/27	57,000	56,125
Charles Schwab (The) Corp.,
(10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(g)(h)	80,000	54,593
(SOFR + 2.01%), 6.14%, 8/24/34(h)	76,000	71,182
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	15,000	14,111
5.25%, 5/15/27	625,000	535,156
NFP Corp.,
6.88%, 8/15/28(b)	100,000	85,391
4.88%, 8/15/28(b)	35,000	30,645
8.50%, 10/01/31(b)	85,000	83,576

Sixth Street Specialty Lending, Inc., 6.95%, 8/14/28	59,000	57,390
		1,370,779
Automotive – 1.7%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29	70,000	55,294
American Honda Finance Corp.,
5.13%, 7/07/28	57,000	55,549
5.85%, 10/04/30	71,000	70,498
Ford Motor Credit Co. LLC,
4.06%, 11/01/24	505,000	491,618
2.30%, 2/10/25	475,000	448,547
6.95%, 6/10/26	220,000	220,550
4.13%, 8/17/27	200,000	181,582

General Motors Co., 6.13%, 10/01/25	60,000	59,893
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	260,000	202,682
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(g)(h)	120,000	98,317
5.85%, 4/06/30	34,000	32,134
(5Y US Treasury CMT + 5.00%), 5.70%, 9/30/30(g)(h)	150,000	125,965
Hyundai Capital America,
6.25%, 11/03/25(b)	146,000	145,979
5.68%, 6/26/28(b)	65,000	62,887
6.10%, 9/21/28(b)	103,000	101,301

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Automotive (Continued)
Hyundai Capital America,
5.70%, 6/26/30(b)	$338,000	$ 320,098

Toyota Motor Credit Corp., 4.45%, 6/29/29	60,000	56,758
Wheel Pros, Inc., 6.50%, 5/15/29(b)	65,000	19,714
		2,749,366
Banking – 2.3%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	128,000	113,937
(SOFR + 1.63%), 5.20%, 4/25/29(h)	56,000	53,243
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	4,954
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(h)	103,000	93,732
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(h)	85,000	71,281
(SOFR + 2.15%), 2.59%, 4/29/31(h)	41,000	32,323
(SOFR + 1.53%), 1.90%, 7/23/31(h)	121,000	90,021
(SOFR + 1.22%), 2.65%, 3/11/32(h)	90,000	68,973
(SOFR + 1.32%), 2.69%, 4/22/32(h)	137,000	105,045
(SOFR + 1.22%), 2.30%, 7/21/32(h)	122,000	90,007
(SOFR + 1.33%), 2.97%, 2/04/33(h)	128,000	98,104
(SOFR + 1.83%), 4.57%, 4/27/33(h)	76,000	65,543
(SOFR + 1.91%), 5.29%, 4/25/34(h)	44,000	39,740
(SOFR + 1.84%), 5.87%, 9/15/34(h)	95,000	89,459
(5Y US Treasury CMT + 1.20%), 2.48%, 9/21/36(h)	69,000	49,176
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(h)	67,000	52,855
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	4,268
Citizens Financial Group, Inc.,
2.50%, 2/06/30	70,000	52,107
(5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(h)	92,000	73,384
	Par (a)	Value
Banking (Continued)

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(h)	$ 93,000	$ 90,080
First Horizon Bank, 5.75%, 5/01/30	250,000	211,589
Huntington Bancshares, Inc.,
(SOFR + 2.02%), 6.21%, 8/21/29(h)	38,000	36,529
(5Y US Treasury CMT + 1.17%), 2.49%, 8/15/36(h)	25,000	16,827
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(h)	137,000	131,978
(SOFR + 1.16%), 2.30%, 10/15/25(h)	75,000	72,186
(3M CME Term SOFR + 1.51%), 3.96%, 1/29/27(h)	58,000	55,286
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	179,000	159,171
(SOFR + 0.89%), 1.58%, 4/22/27(h)	67,000	59,773
(SOFR + 0.77%), 1.47%, 9/22/27(h)	79,000	68,820
(SOFR + 1.33%), 6.07%, 10/22/27(h)	138,000	137,708
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	95,412
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	36,510
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(h)	136,000	122,024
(SOFR + 1.02%), 2.07%, 6/01/29(h)	64,000	53,197
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	126,000	115,894
(SOFR + 1.07%), 1.95%, 2/04/32(h)	45,000	33,430
(SOFR + 1.81%), 6.25%, 10/23/34(h)	94,000	92,733

KeyCorp, (SOFR Index + 2.06%), 4.79%, 6/01/33(h)	111,000	87,532
Truist Financial Corp.,
(3M CME Term SOFR + 0.91%), 6.32%, 3/15/28(c)	106,000	94,022
(SOFR + 2.24%), 4.92%, 7/28/33(h)	35,000	28,581
(SOFR + 2.36%), 5.87%, 6/08/34(h)	207,000	188,308

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Banking (Continued)

U.S. Bancorp, (SOFR + 2.11%), 4.97%, 7/22/33(h)	$121,000	$ 101,260
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(h)	95,000	85,999
(SOFR + 1.99%), 5.56%, 7/25/34(h)	26,000	23,800
(SOFR + 2.06%), 6.49%, 10/23/34(h)	188,000	184,729
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	13,419
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	38,067
(SOFR + 2.13%), 4.61%, 4/25/53(h)	150,000	110,594
		3,793,610
Beverages – 0.0%(e)
Molson Coors Beverage Co., 4.20%, 7/15/46	33,000	23,401
Biotechnology & Pharmaceuticals – 1.7%
AbbVie, Inc.,
3.20%, 5/14/26	68,000	64,125
3.20%, 11/21/29	110,000	95,862
4.50%, 5/14/35	83,000	72,509
4.05%, 11/21/39	66,000	51,568
4.63%, 10/01/42	17,000	13,669
4.25%, 11/21/49	55,000	41,277
Amgen, Inc.,
2.20%, 2/21/27	59,000	52,875
2.45%, 2/21/30	36,000	29,392
5.25%, 3/02/30	41,000	39,360
2.30%, 2/25/31	22,000	17,199
5.25%, 3/02/33	33,000	30,776
3.15%, 2/21/40	96,000	64,293
5.60%, 3/02/43	178,000	158,761
5.65%, 3/02/53	85,000	74,759
2.77%, 9/01/53	46,000	24,033
4.40%, 2/22/62	54,000	37,358
5.75%, 3/02/63	53,000	45,904
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	36,260
4.88%, 6/01/28(b)	520,000	259,371
6.25%, 2/15/29(b)	120,000	43,840
5.00%, 2/15/29(b)	5,000	1,753
5.25%, 1/30/30(b)	140,000	48,475
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	46,000	43,590
3.40%, 7/26/29	11,000	9,869
4.55%, 2/20/48	40,000	31,506
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Bristol-Myers Squibb Co.,
11/15/53 (i)	$ 63,000	$ 62,346
11/15/63 (i)	60,000	59,444

Eli Lilly & Co., 5.55%, 3/15/37	53,000	52,084
Gilead Sciences, Inc., 5.55%, 10/15/53	47,000	42,456
Johnson & Johnson,
3.63%, 3/03/37	61,000	49,499
5.85%, 7/15/38	43,000	43,943
2.10%, 9/01/40	40,000	24,294
Merck & Co., Inc.,
4.50%, 5/17/33	20,000	18,181
4.90%, 5/17/44	34,000	29,399
5.00%, 5/17/53	47,000	40,136
5.15%, 5/17/63	53,000	45,161

Mylan, Inc., 5.20%, 4/15/48	22,000	15,126
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	187,420
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	43,000	40,435
4.75%, 5/19/33	130,000	119,470
5.11%, 5/19/43	77,000	67,584
5.30%, 5/19/53	98,000	85,735
5.34%, 5/19/63	205,000	175,615

Prestige Brands, Inc., 3.75%, 4/01/31(b)	45,000	35,741
Royalty Pharma PLC,
1.75%, 9/02/27	101,000	85,999
3.30%, 9/02/40	116,000	73,302
3.35%, 9/02/51	62,000	34,192

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	12,000	8,406
Viatris, Inc., 3.85%, 6/22/40	64,000	39,833
		2,824,185
Cable & Satellite – 3.0%
Block Communications, Inc., 4.88%, 3/01/28(b)	25,000	20,528
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	620,000	511,452
4.25%, 2/01/31(b)	25,000	19,455
4.50%, 6/01/33(b)	305,000	227,520
4.25%, 1/15/34(b)	1,140,000	823,425

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	$ 29,000	$ 22,177
2.30%, 2/01/32	27,000	19,289
4.80%, 3/01/50	79,000	52,076
3.95%, 6/30/62	67,000	35,764
Comcast Corp.,
5.35%, 11/15/27	10,000	9,928
1.95%, 1/15/31	36,000	27,614
5.65%, 6/15/35	72,000	68,607
6.50%, 11/15/35	11,000	11,235
3.20%, 7/15/36	23,000	16,975
3.90%, 3/01/38	48,000	37,234
3.25%, 11/01/39	88,000	60,683
2.94%, 11/01/56	87,000	46,093
5.50%, 5/15/64	152,000	129,609
CSC Holdings LLC,
5.75%, 1/15/30(b)	900,000	470,853
4.63%, 12/01/30(b)	1,000,000	507,122
3.38%, 2/15/31(b)	200,000	127,915

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	495,000	433,736
DISH DBS Corp.,
7.75%, 7/01/26	315,000	211,072
5.25%, 12/01/26(b)	285,000	229,896
7.38%, 7/01/28	80,000	45,179
5.75%, 12/01/28(b)	190,000	137,988
5.13%, 6/01/29	610,000	314,150

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	130,000	64,350
Sirius XM Radio, Inc., 3.88%, 9/01/31(b)	330,000	248,552
		4,930,477
Chemicals – 0.2%
Ashland, Inc., 3.38%, 9/01/31(b)	35,000	26,830
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	175,000	118,203
Dow Chemical (The) Co.,
6.30%, 3/15/33	20,000	20,090
4.38%, 11/15/42	71,000	52,739
LYB International Finance III LLC,
4.20%, 5/01/50	23,000	15,216
3.63%, 4/01/51	16,000	9,642

Mosaic (The) Co., 4.88%, 11/15/41	19,000	14,539
	Par (a)	Value
Chemicals (Continued)

RPM International, Inc., 2.95%, 1/15/32	$ 86,000	$ 65,358
Westlake Corp., 3.13%, 8/15/51	17,000	9,156
WR Grace Holdings LLC, 5.63%, 8/15/29(b)	15,000	11,625
		343,398
Commercial Support Services – 0.5%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	265,000	227,277
Aramark Services, Inc., 5.00%, 2/01/28(b)	25,000	22,929
Clean Harbors, Inc.,
5.13%, 7/15/29(b)	5,000	4,497
6.38%, 2/01/31(b)	50,000	47,523

Covanta Holding Corp., 4.88%, 12/01/29(b)	255,000	198,900
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 8/31/27(b)	30,000	26,376
Republic Services, Inc., 2.90%, 7/01/26	35,000	32,712
VT Topco, Inc., 8.50%, 8/15/30(b)	80,000	78,047
Waste Management, Inc.,
4.88%, 2/15/29	24,000	23,130
2.00%, 6/01/29	47,000	38,775
4.63%, 2/15/30	34,000	31,953
4.63%, 2/15/33	23,000	20,859
4.88%, 2/15/34	120,000	109,889
		862,867
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	85,000	80,254
Standard Industries, Inc., 4.38%, 7/15/30(b)	80,000	65,362
		145,616
Containers & Packaging – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	75,000	57,460
LABL, Inc., 5.88%, 11/01/28(b)	45,000	38,081
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)	60,000	57,109
WRKCo, Inc., 4.65%, 3/15/26	20,000	19,379
		172,029

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Diversified Industrials – 0.0%(e)
Honeywell International, Inc., 5.00%, 2/15/33	$ 25,000	$ 23,619
Parker-Hannifin Corp., 4.25%, 9/15/27	54,000	51,209
		74,828
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
2.10%, 5/12/31	17,000	13,400
4.70%, 12/01/32	31,000	29,071
3.10%, 5/12/51	60,000	37,174
3.95%, 4/13/52	27,000	19,739
3.25%, 5/12/61	73,000	43,716
4.10%, 4/13/62	21,000	15,098
		158,198
Electric Utilities – 3.0%
AES (The) Corp.,
5.45%, 6/01/28	52,000	49,658
2.45%, 1/15/31	41,000	30,808
Alabama Power Co.,
3.75%, 3/01/45	33,000	22,744
4.30%, 7/15/48	38,000	27,772
3.45%, 10/01/49	26,000	16,353

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	22,581
American Electric Power Co., Inc.,
5.63%, 3/01/33	41,000	38,484
(5Y US Treasury CMT + 2.68%), 3.88%, 2/15/62(h)	30,000	23,560
Appalachian Power Co.,
3.40%, 6/01/25	25,000	24,028
4.50%, 3/01/49	33,000	23,925

Avangrid, Inc., 3.15%, 12/01/24	47,000	45,413
Baltimore Gas and Electric Co., 5.40%, 6/01/53	35,000	30,357
Calpine Corp.,
5.25%, 6/01/26(b)	40,000	38,284
4.50%, 2/15/28(b)	355,000	320,103

CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	207,000	171,657
Commonwealth Edison Co., 5.90%, 3/15/36	73,000	70,830
Consumers Energy Co., 4.90%, 2/15/29	87,000	84,063
	Par (a)	Value
Electric Utilities (Continued)

Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	$ 51,000	$ 49,623
Dominion Energy, Inc., 5.38%, 11/15/32	53,000	49,077
DTE Electric Co., 5.40%, 4/01/53	19,000	16,683
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	34,164
4.25%, 12/15/41	18,000	13,721
4.00%, 9/30/42	32,000	23,405
3.75%, 6/01/45	6,000	4,086
5.35%, 1/15/53	47,000	40,291

Duke Energy Corp., 3.15%, 8/15/27	32,000	28,978
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	26,918
5.95%, 11/15/52	29,000	26,837

Duke Energy Indiana LLC, 3.25%, 10/01/49	29,000	17,339
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	20,672
3.70%, 6/15/46	44,000	28,772
4.30%, 2/01/49	49,000	35,465
5.65%, 4/01/53	15,000	13,301
Duke Energy Progress LLC,
5.25%, 3/15/33	21,000	19,791
4.10%, 5/15/42	62,000	46,183
4.10%, 3/15/43	42,000	30,683
4.20%, 8/15/45	61,000	44,364
5.35%, 3/15/53	41,000	34,907
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,342
5.15%, 1/15/33	23,000	21,409
4.20%, 4/01/49	23,000	16,415
2.65%, 6/15/51	14,000	7,302
3.35%, 6/15/52	34,000	20,426

Entergy Louisiana LLC, 3.25%, 4/01/28	5,000	4,482
Entergy Mississippi LLC,
5.00%, 9/01/33	51,000	46,668
3.50%, 6/01/51	15,000	9,220

Entergy Texas, Inc., 5.80%, 9/01/53	20,000	17,885
Evergy Kansas Central, Inc., 5.70%, 3/15/53	37,000	32,535
Eversource Energy,
1.40%, 8/15/26	119,000	105,419
2.90%, 3/01/27	68,000	61,617
5.45%, 3/01/28	51,000	49,787
5.13%, 5/15/33	34,000	30,732

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Exelon Corp.,
5.15%, 3/15/28	$82,000	$79,546
4.95%, 6/15/35	97,000	84,049
Florida Power & Light Co.,
4.63%, 5/15/30	33,000	30,842
4.80%, 5/15/33	23,000	21,080
5.40%, 9/01/35	31,000	28,874
5.65%, 2/01/37	20,000	18,932
2.88%, 12/04/51	4,000	2,268

Idaho Power Co., 5.80%, 4/01/54	69,000	62,443
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	20,477
6.05%, 3/15/37	12,000	11,539
5.63%, 4/01/53	73,000	64,626

IPALCO Enterprises, Inc., 4.25%, 5/01/30	66,000	56,836
Kentucky Utilities Co., 5.45%, 4/15/33	25,000	23,828
Louisville Gas and Electric Co., 5.45%, 4/15/33	25,000	23,892
Metropolitan Edison Co.,
4.00%, 4/15/25(b)	71,000	67,389
5.20%, 4/01/28(b)	43,000	41,489
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	12,287
4.40%, 10/15/44	95,000	73,366
4.25%, 5/01/46	59,000	43,975
Mississippi Power Co.,
4.75%, 10/15/41	11,000	8,261
4.25%, 3/15/42	26,000	19,098
Monongahela Power Co.,
3.55%, 5/15/27(b)	47,000	43,254
5.85%, 2/15/34(b)	66,000	62,876
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26	96,000	95,962
3.40%, 2/07/28	22,000	20,046
2.75%, 4/15/32	32,000	24,962
4.02%, 11/01/32	41,000	35,033
4.15%, 12/15/32	50,000	43,103
5.80%, 1/15/33	29,000	28,049
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	91,554
(5Y US Treasury CMT + 3.53%), 7.13%, 9/15/53(h)	32,000	31,726

Nevada Power Co., 6.00%, 3/15/54	24,000	22,061
	Par (a)	Value
Electric Utilities (Continued)
NextEra Energy Capital Holdings, Inc.,
4.45%, 6/20/25	$ 51,000	$ 49,726
1.88%, 1/15/27	70,000	61,481
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	8,823
3.88%, 2/15/32(b)	100,000	74,316

Oklahoma Gas and Electric Co., 5.40%, 1/15/33	24,000	22,661
Pacific Gas and Electric Co.,
3.25%, 6/01/31	31,000	24,066
4.45%, 4/15/42	52,000	35,128
4.30%, 3/15/45	46,000	29,766
6.75%, 1/15/53	32,000	28,322
PacifiCorp.,
4.10%, 2/01/42	90,000	63,628
5.35%, 12/01/53	30,000	23,862

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	39,225
PG&E Corp.,
5.00%, 7/01/28	105,000	95,124
5.25%, 7/01/30	15,000	13,139

Public Service Co. of New Hampshire, 5.15%, 1/15/53	12,000	10,230
Public Service Co. of Oklahoma,
2.20%, 8/15/31	59,000	44,369
3.15%, 8/15/51	57,000	32,236
Public Service Electric and Gas Co.,
3.00%, 5/15/27	14,000	12,858
5.20%, 8/01/33	57,000	54,113
3.80%, 3/01/46	5,000	3,524
5.45%, 8/01/53	45,000	40,608
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	54,000	53,713
2.45%, 11/15/31	90,000	68,021

Sempra, (5Y US Treasury CMT + 2.87%), 4.13%, 4/01/52(h)	103,000	79,338
Southern (The) Co., (5Y US Treasury CMT + 3.73%), 4.00%, 1/15/51(h)	214,000	195,250
Southern California Edison Co.,
4.05%, 3/15/42	60,000	42,927
4.00%, 4/01/47	33,000	22,588
3.65%, 2/01/50	15,000	9,529

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)

Southwestern Electric Power Co., 5.30%, 4/01/33	$ 34,000	$ 31,315
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	45,000	45,725
Tucson Electric Power Co., 4.00%, 6/15/50	27,000	18,018
Union Electric Co.,
2.15%, 3/15/32	24,000	17,983
5.45%, 3/15/53	19,000	16,548
Virginia Electric and Power Co.,
3.80%, 4/01/28	104,000	96,088
5.45%, 4/01/53	47,000	40,061
5.70%, 8/15/53	38,000	33,632
WEC Energy Group, Inc.,
5.00%, 9/27/25	15,000	14,779
5.15%, 10/01/27	20,000	19,514

Wisconsin Power and Light Co., 3.00%, 7/01/29	33,000	28,465
		4,973,541
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp.,
3.25%, 12/01/26(b)	95,000	87,349
5.85%, 8/15/33(b)	35,000	33,629
PECO Energy Co.,
4.90%, 6/15/33	46,000	42,562
2.85%, 9/15/51	36,000	19,834
		183,374
Electrical Equipment – 0.4%
Carrier Global Corp., 2.49%, 2/15/27	29,000	25,951
Lennox International, Inc., 5.50%, 9/15/28	68,000	66,326
Otis Worldwide Corp., 5.25%, 8/16/28	65,000	63,227
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	16,904
3.75%, 2/15/31(b)	125,000	100,043
Trane Technologies Financing Ltd.,
3.55%, 11/01/24	257,000	251,003
3.50%, 3/21/26	25,000	23,748
3.80%, 3/21/29	20,000	18,253
5.25%, 3/03/33	60,000	56,166

Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	18,386
		640,007
	Par (a)	Value
Engineering & Construction – 0.0%(e)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	$ 30,000	$ 27,066
Entertainment Content – 0.5%
Activision Blizzard, Inc., 2.50%, 9/15/50	132,000	73,791
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)(j)(k)	215,000	2,215
6.63%, 8/15/27(b)(j)(k)	115,000	1,150
Paramount Global,
4.95%, 1/15/31	70,000	58,458
4.20%, 5/19/32	48,000	37,060
5.50%, 5/15/33	18,000	14,985
4.38%, 3/15/43	88,000	52,793
5.85%, 9/01/43	74,000	53,425
5.25%, 4/01/44	17,000	11,052
4.95%, 5/19/50	73,000	46,297
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(h)	42,000	30,909

Playtika Holding Corp., 4.25%, 3/15/29(b)	60,000	48,404
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	38,602
Walt Disney (The) Co., 2.00%, 9/01/29	20,000	16,410
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	107,000	98,504
4.28%, 3/15/32	45,000	37,310
5.05%, 3/15/42	101,000	74,814
5.14%, 3/15/52	119,000	84,206
5.39%, 3/15/62	34,000	23,813
		804,198
Food – 0.6%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	27,297
1.70%, 2/02/31(b)	39,000	29,467
2.13%, 11/10/31(b)	18,000	13,634

General Mills, Inc., 5.50%, 10/17/28	124,000	121,754
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	47,775
J M Smucker (The) Co.,
6.20%, 11/15/33	33,000	32,077
2.75%, 9/15/41	40,000	23,806
6.50%, 11/15/43	60,000	56,942

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Food (Continued)
J M Smucker (The) Co.,
6.50%, 11/15/53	$ 48,000	$ 45,258
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	23,902
5.20%, 7/15/45	29,000	23,965

Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	180,000	148,926
Mars, Inc., 2.38%, 7/16/40(b)	99,000	59,435
Mondelez International, Inc., 2.63%, 3/17/27	30,000	27,147
Nestle Holdings, Inc., 4.70%, 1/15/53(b)	150,000	125,220
Post Holdings, Inc., 4.63%, 4/15/30(b)	165,000	138,169
Simmons Foods, Inc., 4.63%, 3/01/29(b)	65,000	52,801
		997,575
Gas & Water Utilities – 0.2%
Atmos Energy Corp., 6.20%, 11/15/53	25,000	24,263
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	65,000	60,839
South Jersey Industries, Inc., 5.02%, 4/15/31	161,000	121,993
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	95,000	78,689
		285,784
Health Care Facilities & Services – 1.7%
AdaptHealth LLC,
4.63%, 8/01/29(b)	35,000	26,163
5.13%, 3/01/30(b)	185,000	140,138
Centene Corp.,
2.45%, 7/15/28	122,000	102,625
3.00%, 10/15/30	241,000	190,721
2.63%, 8/01/31	40,000	30,040

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	270,000	191,742
Cigna Group (The),
4.13%, 11/15/25	23,000	22,285
4.80%, 8/15/38	130,000	110,120
3.20%, 3/15/40	43,000	29,151
CVS Health Corp.,
5.00%, 1/30/29	41,000	39,249
4.78%, 3/25/38	204,000	168,727
2.70%, 8/21/40	34,000	20,589
	Par (a)	Value
Health Care Facilities & Services (Continued)
CVS Health Corp.,
5.05%, 3/25/48	$ 63,000	$ 49,523
6.00%, 6/01/63	38,000	32,921

DaVita, Inc., 3.75%, 2/15/31(b)	215,000	154,543
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	45,876
2.55%, 3/15/31	20,000	15,818
5.50%, 10/15/32	58,000	55,483

Encompass Health Corp., 4.75%, 2/01/30	105,000	90,738
Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	25,000	24,125
HCA, Inc.,
5.88%, 2/01/29	15,000	14,532
3.38%, 3/15/29	35,000	30,086
4.13%, 6/15/29	75,000	66,568
3.50%, 9/01/30	31,000	25,657
2.38%, 7/15/31	32,000	23,793
3.63%, 3/15/32	36,000	28,918
5.25%, 6/15/49	77,000	59,186
5.90%, 6/01/53	30,000	25,361

Humana, Inc., 5.75%, 3/01/28	41,000	40,842
LifePoint Health, Inc., 5.38%, 1/15/29(b)	205,000	124,199
Molina Healthcare, Inc.,
3.88%, 11/15/30(b)	15,000	12,234
3.88%, 5/15/32(b)	135,000	106,078
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	16,423
2.80%, 6/30/31	25,000	19,789
6.40%, 11/30/33	49,000	48,853

RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	50,000	35,625
Star Parent, Inc., 9.00%, 10/01/30(b)	205,000	203,439
U.S. Acute Care Solutions LLC, 6.38%, 3/01/26(b)	50,000	42,538
UnitedHealth Group, Inc.,
1.15%, 5/15/26	38,000	34,308
4.20%, 5/15/32	10,000	8,866
3.50%, 8/15/39	32,000	23,498
2.75%, 5/15/40	78,000	50,499
3.05%, 5/15/41	35,000	23,355
3.75%, 10/15/47	9,000	6,232
4.45%, 12/15/48	9,000	6,940
3.25%, 5/15/51	42,000	25,799
4.75%, 5/15/52	16,000	12,808

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
5.88%, 2/15/53	$ 47,000	$ 44,448
5.20%, 4/15/63	53,000	44,280
		2,745,731
Home & Office Products – 0.1%
Newell Brands, Inc., 5.20%, 4/01/26	155,000	146,344
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	70,000	52,421
		198,765
Home Construction – 0.2%
ACProducts Holdings, Inc., 6.38%, 5/15/29(b)	100,000	61,000
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(b)	20,000	18,674
Cornerstone Building Brands, Inc., 6.13%, 1/15/29(b)	120,000	87,732
Fortune Brands Innovations, Inc., 5.88%, 6/01/33	44,000	41,030
Meritage Homes Corp., 3.88%, 4/15/29(b)	5,000	4,201
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	90,000	71,437
Mohawk Industries, Inc., 5.85%, 9/18/28	38,000	37,336
		321,410
Household Products – 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
4.75%, 1/15/29(b)	70,000	61,966
6.63%, 7/15/30(b)	125,000	119,090

Energizer Holdings, Inc., 4.38%, 3/31/29(b)	410,000	334,692
Estee Lauder (The) Cos., Inc., 4.65%, 5/15/33	33,000	30,000
Kenvue, Inc.,
5.05%, 3/22/28	35,000	34,347
4.90%, 3/22/33	68,000	63,719
5.10%, 3/22/43	48,000	42,464
5.05%, 3/22/53	35,000	30,072
5.20%, 3/22/63	47,000	39,904
		756,254
	Par (a)	Value
Industrial Intermediate Products – 0.0%(e)
Chart Industries, Inc., 7.50%, 1/01/30(b)	$ 65,000	$ 63,829
Industrial Support Services – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	190,000	152,475
WW Grainger, Inc., 3.75%, 5/15/46	76,000	53,302
		205,777
Institutional Financial Services – 1.6%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.03%), 4.95%, 4/26/27(h)	61,000	59,285
(SOFR + 1.60%), 6.32%, 10/25/29(h)	104,000	104,805
(SOFR + 1.85%), 6.47%, 10/25/34(h)	178,000	178,595
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	45,000	33,041
3.63%, 10/01/31(b)	50,000	33,993

Goldman Sachs Capital I, 6.35%, 2/15/34	82,000	79,113
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	36,573
3.85%, 1/26/27	130,000	121,075
(3M CME Term SOFR + 2.01%), 7.40%, 10/28/27(c)	43,000	43,878
(SOFR + 1.73%), 4.48%, 8/23/28(h)	203,000	190,060
(SOFR + 1.77%), 6.48%, 10/24/29(h)	207,000	206,951
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	5,938
6.25%, 2/01/41	8,000	7,745
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	167,000	156,206
2.10%, 6/15/30	131,000	102,801
4.25%, 9/21/48	31,000	23,144
Morgan Stanley,
(SOFR + 1.15%), 2.72%, 7/22/25(h)	58,000	56,433
(SOFR + 0.88%), 1.59%, 5/04/27(h)	74,000	65,755
(SOFR + 0.86%), 1.51%, 7/20/27(h)	300,000	263,352
(SOFR + 1.00%), 2.48%, 1/21/28(h)	29,000	25,701
3.59%, 7/22/28(c)	22,000	19,952
(SOFR + 2.24%), 6.30%, 10/18/28(h)	17,000	16,969

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.59%), 5.16%, 4/20/29(h)	$ 72,000	$ 68,503
(SOFR + 1.02%), 1.93%, 4/28/32(h)	77,000	55,776
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	13,463
(SOFR + 2.56%), 6.34%, 10/18/33(h)	124,000	121,567
(SOFR + 1.87%), 5.25%, 4/21/34(h)	14,000	12,614
(SOFR + 1.88%), 5.42%, 7/21/34(h)	46,000	41,983
(SOFR + 2.05%), 6.63%, 11/01/34(h)	170,000	169,745
(SOFR + 2.62%), 5.30%, 4/20/37(h)	139,000	120,549
(5Y US Treasury CMT + 2.43%), 5.95%, 1/19/38(h)	235,000	213,092

Northern Trust Corp., (3M USD LIBOR + 1.13%), 3.38%, 5/08/32(h)	43,000	37,766
State Street Corp., (SOFR + 1.72%), 5.82%, 11/04/28(h)	44,000	43,491
		2,729,914
Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(b)	90,000	73,797
Alleghany Corp., 3.25%, 8/15/51	162,000	99,201
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(b)	25,000	21,979
American International Group, Inc.,
3.90%, 4/01/26	40,000	38,111
3.40%, 6/30/30	62,000	52,153
5.13%, 3/27/33	123,000	111,851
4.75%, 4/01/48	50,000	39,159

AmWINS Group, Inc., 4.88%, 6/30/29(b)	125,000	107,005
Assurant, Inc., 3.70%, 2/22/30	56,000	46,411
AssuredPartners, Inc., 5.63%, 1/15/29(b)	100,000	84,833
BroadStreet Partners, Inc., 5.88%, 4/15/29(b)	95,000	82,826
Corebridge Financial, Inc.,
3.90%, 4/05/32	105,000	85,892
6.05%, 9/15/33(b)	48,000	45,057
	Par (a)	Value
Insurance (Continued)
Corebridge Financial, Inc.,
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(h)	$ 77,000	$ 71,137
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	41,877
(3M CME Term SOFR + 2.39%), 7.75%, 2/12/47(b)(c)	87,000	74,484

HUB International Ltd., 7.25%, 6/15/30(b)	175,000	170,706
Liberty Mutual Group, Inc.,
3.95%, 5/15/60(b)	35,000	20,473
4.30%, 2/01/61(b)	190,000	99,033
Marsh & McLennan Cos., Inc.,
5.40%, 9/15/33	81,000	76,990
5.70%, 9/15/53	67,000	61,509

Metropolitan Life Global Funding I, 2.40%, 1/11/32(b)	154,000	116,136
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(h)	250,000	205,472
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	15,000	12,128
Travelers (The) Cos., Inc., 4.30%, 8/25/45	15,000	11,367
Willis North America, Inc., 5.05%, 9/15/48	36,000	27,657
		1,877,244
Internet Media & Services – 1.2%
ANGI Group LLC, 3.88%, 8/15/28(b)	80,000	59,999
Arches Buyer, Inc.,
4.25%, 6/01/28(b)	50,000	41,415
6.13%, 12/01/28(b)	50,000	40,386
Match Group Holdings II LLC,
5.00%, 12/15/27(b)	55,000	50,728
3.63%, 10/01/31(b)	25,000	19,187
Meta Platforms, Inc.,
3.50%, 8/15/27	33,000	31,026
4.45%, 8/15/52	87,000	65,777
4.65%, 8/15/62	15,000	11,311
5.75%, 5/15/63	93,000	83,435

Newfold Digital Holdings Group, Inc., 11.75%, 10/15/28(b)	300,000	303,030

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Internet Media & Services (Continued)
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	$ 165,000	$ 166,164
7.50%, 9/15/27(b)	95,000	95,239
4.50%, 8/15/29(b)	1,025,000	903,983

Ziff Davis, Inc., 4.63%, 10/15/30(b)	98,000	82,047
		1,953,727
Leisure Facilities & Services – 2.6%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	90,000	78,049
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	150,000	147,583
Carnival Corp.,
5.75%, 3/01/27(b)	335,000	299,109
6.00%, 5/01/29(b)	280,000	236,543
7.00%, 8/15/29(b)	20,000	19,611

Everi Holdings, Inc., 5.00%, 7/15/29(b)	50,000	42,014
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(b)	45,000	35,571
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	205,000	171,687
4.88%, 7/01/31(b)	305,000	241,524

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	180,000	170,109
Light & Wonder International, Inc.,
7.00%, 5/15/28(b)	280,000	272,941
7.25%, 11/15/29(b)	35,000	33,942
7.50%, 9/01/31(b)	50,000	48,821

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	425,000	349,240
McDonald's Corp.,
5.70%, 2/01/39	23,000	21,650
5.45%, 8/14/53	40,000	35,260
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	335,000	300,663
5.88%, 3/15/26	5,000	4,488
8.13%, 1/15/29(b)	115,000	112,354

NCL Finance Ltd., 6.13%, 3/15/28(b)	55,000	45,993
Papa John's International, Inc., 3.88%, 9/15/29(b)	165,000	135,375
	Par (a)	Value
Leisure Facilities & Services (Continued)

Penn Entertainment, Inc., 4.13%, 7/01/29(b)	$ 5,000	$ 3,885
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	160,000	147,136
11.63%, 8/15/27(b)	115,000	124,725
3.70%, 3/15/28	115,000	98,012
5.50%, 4/01/28(b)	320,000	291,793

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	70,000	62,475
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	141,482
6.00%, 4/01/27	10,000	9,340
4.50%, 12/01/29(b)	55,000	45,330
4.63%, 3/01/30(b)	95,000	77,771
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	110,000	99,099
7.00%, 2/15/29(b)	60,000	54,300

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	105,000	93,056
VOC Escrow Ltd., 5.00%, 2/15/28(b)	100,000	89,842
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	150,000	127,921
Yum! Brands, Inc., 3.63%, 3/15/31	40,000	32,481
		4,301,175
Machinery – 0.4%
CNH Industrial Capital LLC,
5.45%, 10/14/25	20,000	19,847
4.55%, 4/10/28	72,000	67,663

Deere & Co., 3.10%, 4/15/30	44,000	37,970
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	130,000	95,295
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	90,000	80,594
Ingersoll Rand, Inc.,
5.40%, 8/14/28	20,000	19,488
5.70%, 8/14/33	50,000	47,243
John Deere Capital Corp.,
4.95%, 7/14/28	45,000	43,894
3.35%, 4/18/29	68,000	61,243

Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	61,971
Nordson Corp.,
5.60%, 9/15/28	33,000	32,391
5.80%, 9/15/33	33,000	31,413

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Machinery (Continued)

Veralto Corp., 5.45%, 9/18/33(b)	$ 23,000	$ 21,492
Xylem, Inc., 3.25%, 11/01/26	102,000	94,905
		715,409
Medical Equipment & Devices – 0.5%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	280,000	278,110
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	69,877
Garden Spinco Corp., 8.63%, 7/20/30(b)	90,000	92,859
Hologic, Inc.,
4.63%, 2/01/28(b)	60,000	54,564
3.25%, 2/15/29(b)	45,000	37,778

Medline Borrower L.P., 3.88%, 4/01/29(b)	120,000	101,324
Medtronic Global Holdings S.C.A., 4.50%, 3/30/33	44,000	39,982
Thermo Fisher Scientific, Inc.,
5.09%, 8/10/33	97,000	90,730
5.40%, 8/10/43	42,000	38,086
		803,310
Metals & Mining – 0.1%
Novelis Corp., 4.75%, 1/30/30(b)	175,000	148,483
Oil & Gas Producers – 4.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26(b)	60,000	60,423
5.38%, 6/15/29(b)	90,000	81,724

Antero Resources Corp., 5.38%, 3/01/30(b)	115,000	104,940
Apache Corp.,
4.38%, 10/15/28	10,000	8,937
4.75%, 4/15/43	50,000	35,116

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	155,000	149,682
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	130,000	130,186
BP Capital Markets America, Inc.,
3.94%, 9/21/28	89,000	82,622
4.89%, 9/11/33	29,000	26,545
3.00%, 2/24/50	43,000	25,370
	Par (a)	Value
Oil & Gas Producers (Continued)
BP Capital Markets America, Inc.,
2.94%, 6/04/51	$ 38,000	$ 21,848
Buckeye Partners L.P.,
5.85%, 11/15/43	55,000	38,867
5.60%, 10/15/44	30,000	20,138

Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	62,853
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	11,000	9,584
Cheniere Energy Partners L.P., 5.95%, 6/30/33(b)	48,000	44,889
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	240,000	232,987
6.75%, 4/15/29(b)	50,000	48,923
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	195,000	196,201
8.63%, 11/01/30(b)	60,000	61,070
ConocoPhillips Co.,
5.30%, 5/15/53	53,000	45,756
5.55%, 3/15/54	84,000	75,085
5.70%, 9/15/63	85,000	75,851
Continental Resources, Inc.,
5.75%, 1/15/31(b)	85,000	78,828
2.88%, 4/01/32(b)	260,000	192,112
4.90%, 6/01/44	50,000	35,305
Crescent Energy Finance LLC,
7.25%, 5/01/26(b)	110,000	106,491
9.25%, 2/15/28(b)	95,000	95,680

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	100,000	96,750
CVR Energy, Inc., 5.25%, 2/15/25(b)	155,000	152,050
Diamondback Energy, Inc.,
6.25%, 3/15/33	11,000	10,857
4.40%, 3/24/51	57,000	40,446
4.25%, 3/15/52	105,000	72,166
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(g)(h)	82,000	74,266
6.10%, 12/01/28	33,000	32,590
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(g)(h)	66,000	54,808
6.55%, 12/01/33	72,000	71,050
5.95%, 10/01/43	55,000	46,520
5.40%, 10/01/47	46,000	36,126

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
6.00%, 6/15/48	$ 92,000	$ 78,223

EnLink Midstream LLC, 6.50%, 9/01/30(b)	105,000	100,786
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	45,000	35,381
5.05%, 4/01/45	20,000	14,338
5.45%, 6/01/47	130,000	97,722
Enterprise Products Operating LLC,
3.70%, 1/31/51	14,000	9,364
3.95%, 1/31/60	105,000	70,313
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(h)	10,000	8,582
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	28,000	27,382
7.50%, 6/01/27(b)	170,000	168,365
6.50%, 7/01/27(b)	140,000	136,081
5.50%, 7/15/28	30,000	27,998
7.50%, 6/01/30(b)	35,000	34,340
6.50%, 7/15/48	30,000	25,367
Exxon Mobil Corp.,
2.28%, 8/16/26	80,000	73,911
3.00%, 8/16/39	34,000	23,664
4.23%, 3/19/40	103,000	83,587

Gulfport Energy Corp., 8.00%, 5/17/26(b)	55,000	54,905
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	89,000	86,191
5.13%, 6/15/28(b)	85,000	78,485
4.25%, 2/15/30(b)	200,000	171,135

Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 2/01/28(b)	45,000	41,656
Kinder Morgan Energy Partners L.P.,
5.00%, 8/15/42	46,000	35,940
4.70%, 11/01/42	51,000	37,812
Kinder Morgan, Inc.,
4.80%, 2/01/33	93,000	81,325
5.05%, 2/15/46	20,000	15,254

Kinetik Holdings L.P., 5.88%, 6/15/30(b)	140,000	128,457
Marathon Petroleum Corp.,
6.50%, 3/01/41	64,000	60,742
5.00%, 9/15/54	65,000	47,928
Matador Resources Co.,
5.88%, 9/15/26	150,000	144,539
	Par (a)	Value
Oil & Gas Producers (Continued)
Matador Resources Co.,
6.88%, 4/15/28(b)	$ 75,000	$ 73,498
MPLX L.P.,
1.75%, 3/01/26	23,000	20,868
4.95%, 3/14/52	20,000	14,822

Murphy Oil Corp., 5.88%, 12/01/42	120,000	92,196
Murphy Oil USA, Inc., 4.75%, 9/15/29	25,000	22,134
Northern Oil and Gas, Inc.,
8.13%, 3/01/28(b)	60,000	59,252
8.75%, 6/15/31(b)	225,000	223,863
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	37,291
6.13%, 1/01/31	25,000	24,449
7.50%, 5/01/31	26,000	27,263
6.60%, 3/15/46	130,000	125,178
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	19,418
6.25%, 7/15/33	27,000	25,666
7.10%, 7/15/53	59,000	56,151

PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 9/15/30(b)	60,000	57,901
Permian Resources Operating LLC,
6.88%, 4/01/27(b)	90,000	88,303
5.88%, 7/01/29(b)	60,000	55,844
7.00%, 1/15/32(b)	70,000	67,858
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	31,000	26,347
4.30%, 1/31/43	8,000	5,418

Range Resources Corp., 8.25%, 1/15/29	55,000	56,168
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	148,000	136,178
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	290,000	286,056
SM Energy Co.,
5.63%, 6/01/25	80,000	77,871
6.75%, 9/15/26	75,000	73,666

Southwestern Energy Co., 5.38%, 2/01/29	50,000	46,189
Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	60,000	51,974
Targa Resources Corp.,
4.95%, 4/15/52	24,000	17,512

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Targa Resources Corp.,
6.25%, 7/01/52	$ 41,000	$ 35,835
6.50%, 2/15/53	13,000	11,853
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.88%, 2/01/31	95,000	83,746
4.00%, 1/15/32	40,000	32,921

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	29,000	24,286
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	175,000	140,701
3.88%, 11/01/33(b)	290,000	219,138
Western Midstream Operating L.P.,
3.10%, 2/01/25	50,000	48,037
4.50%, 3/01/28	25,000	23,086
4.75%, 8/15/28	80,000	74,419
5.30%, 3/01/48	80,000	59,764
5.25%, 2/01/50	55,000	40,643

Williams (The) Cos., Inc., 5.10%, 9/15/45	67,000	53,856
		7,553,034
Oil, Gas Services & Equipment – 0.6%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	75,000	73,103
Oceaneering International, Inc., 6.00%, 2/01/28(b)	35,000	32,113
Schlumberger Investment S.A., 2.65%, 6/26/30	40,000	33,109
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)	90,000	85,855
Transocean Aquila Ltd., 8.00%, 9/30/28(b)	75,000	73,902
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	352,500	345,450
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	70,283
Transocean, Inc., 7.50%, 1/15/26(b)	115,000	110,154
Weatherford International Ltd., 8.63%, 4/30/30(b)	135,000	136,415
		960,384
	Par (a)	Value
Publishing & Broadcasting – 0.3%
iHeartCommunications, Inc.,
6.38%, 5/01/26	$115,000	$ 93,737
5.25%, 8/15/27(b)	175,000	128,265
4.75%, 1/15/28(b)	335,000	236,839
		458,841
Real Estate Investment Trusts – 1.5%
Alexandria Real Estate Equities, Inc.,
3.55%, 3/15/52	9,000	5,367
5.15%, 4/15/53	8,000	6,300
American Homes 4 Rent L.P.,
3.63%, 4/15/32	15,000	12,114
3.38%, 7/15/51	57,000	32,092
American Tower Corp.,
4.40%, 2/15/26	26,000	25,029
3.65%, 3/15/27	35,000	32,226
3.60%, 1/15/28	48,000	43,150
1.50%, 1/31/28	98,000	80,652
5.25%, 7/15/28	27,000	25,756
2.70%, 4/15/31	66,000	51,031
5.65%, 3/15/33	32,000	29,772
Camden Property Trust,
5.85%, 11/03/26	71,000	71,047
2.80%, 5/15/30	79,000	65,334
Crown Castle, Inc.,
4.80%, 9/01/28	106,000	99,045
3.30%, 7/01/30	41,000	33,702
2.10%, 4/01/31	40,000	29,607
2.50%, 7/15/31	58,000	43,803
5.10%, 5/01/33	42,000	37,309

CubeSmart L.P., 2.50%, 2/15/32	64,000	47,448
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	39,910
4.00%, 6/15/29	20,000	17,804
2.40%, 10/15/31	60,000	44,867

Healthpeak OP LLC, 5.25%, 12/15/32	70,000	63,394
Highwoods Realty L.P., 2.60%, 2/01/31	22,000	15,349
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	70,326
5.45%, 8/15/30	36,000	33,567
2.00%, 8/15/31	94,000	67,683
5.50%, 8/15/33	20,000	18,132
2.70%, 1/15/34	42,000	29,758
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	60,000	54,878

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc.,
4.88%, 9/15/29(b)	$190,000	$ 165,502
5.25%, 7/15/30(b)	55,000	47,744
4.50%, 2/15/31(b)	85,000	69,528
Kilroy Realty L.P.,
2.50%, 11/15/32	15,000	9,925
2.65%, 11/15/33	35,000	22,871

Mid-America Apartments L.P., 3.60%, 6/01/27	47,000	43,674
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	145,000	87,907
NNN REIT, Inc., 5.60%, 10/15/33	50,000	46,086
Prologis L.P., 3.88%, 9/15/28	71,000	65,144
Realty Income Corp.,
5.05%, 1/13/26	34,000	33,391
4.13%, 10/15/26	73,000	69,445
3.95%, 8/15/27	62,000	57,569

Rexford Industrial Realty L.P., 2.15%, 9/01/31	130,000	94,197
Service Properties Trust,
7.50%, 9/15/25	110,000	106,873
4.75%, 10/01/26	80,000	68,023
3.95%, 1/15/28	30,000	22,431

STORE Capital Corp., 2.70%, 12/01/31	73,000	48,929
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	125,000	101,022
Welltower OP LLC, 2.75%, 1/15/31	55,000	43,176
Weyerhaeuser Co., 4.00%, 3/09/52	27,000	18,419
		2,448,308
Real Estate Services – 0.1%
CBRE Services, Inc., 5.95%, 8/15/34	43,000	39,095
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	120,000	75,623
5.25%, 4/15/30(b)	65,000	40,471
		155,189
Retail - Consumer Staples – 0.1%
Dollar General Corp., 5.20%, 7/05/28	35,000	33,625
	Par (a)	Value
Retail - Consumer Staples (Continued)
Target Corp., 4.40%, 1/15/33	$ 82,000	$ 73,942
Walmart, Inc., 4.10%, 4/15/33	116,000	103,838
		211,405
Retail - Discretionary – 1.1%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	94,000	83,290
4.63%, 11/15/29(b)	160,000	135,343
4.75%, 3/01/30	27,000	22,912

AutoZone, Inc., 6.25%, 11/01/28	27,000	27,272
Bath & Body Works, Inc.,
5.25%, 2/01/28	40,000	36,678
6.63%, 10/01/30(b)	10,000	9,258
6.88%, 11/01/35	35,000	30,886
6.75%, 7/01/36	75,000	64,693

Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	145,000	138,453
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	55,000	47,997
4.25%, 2/01/32(b)	70,000	55,710

Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	240,000	197,974
Home Depot (The), Inc.,
2.70%, 4/15/30	191,000	159,924
3.25%, 4/15/32	20,000	16,651
3.30%, 4/15/40	65,000	45,956
3.63%, 4/15/52	21,000	13,985
4.95%, 9/15/52	20,000	16,834

Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	60,000	50,742
LBM Acquisition LLC, 6.25%, 1/15/29(b)	105,000	82,950
Lithia Motors, Inc., 4.38%, 1/15/31(b)	55,000	44,530
Lowe's Cos., Inc.,
4.65%, 4/15/42	33,000	26,081
5.75%, 7/01/53	36,000	31,589
4.45%, 4/01/62	28,000	19,117
5.80%, 9/15/62	33,000	27,962
5.85%, 4/01/63	27,000	23,035

Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)	70,000	39,025
Nordstrom, Inc., 4.25%, 8/01/31	15,000	10,989
Patrick Industries, Inc., 4.75%, 5/01/29(b)	105,000	85,206

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Retail - Discretionary (Continued)
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	$130,000	$ 108,219
4.88%, 11/15/31(b)	120,000	95,559

Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	150,000	139,550
Victoria's Secret & Co., 4.63%, 7/15/29(b)	5,000	3,676
		1,892,046
Semiconductors – 0.8%
Advanced Micro Devices, Inc., 4.39%, 6/01/52	57,000	43,908
Analog Devices, Inc., 1.70%, 10/01/28	43,000	35,973
Broadcom, Inc.,
2.45%, 2/15/31(b)	35,000	26,860
3.19%, 11/15/36(b)	260,000	180,065
4.93%, 5/15/37(b)	64,000	53,339

Entegris Escrow Corp., 5.95%, 6/15/30(b)	210,000	192,117
Intel Corp.,
3.70%, 7/29/25	32,000	30,978
5.13%, 2/10/30	60,000	58,059
5.20%, 2/10/33	10,000	9,441
2.80%, 8/12/41	132,000	82,627
5.70%, 2/10/53	83,000	74,279
KLA Corp.,
4.95%, 7/15/52	39,000	32,676
5.25%, 7/15/62	40,000	33,897

Micron Technology, Inc., 6.75%, 11/01/29	170,000	170,827
QUALCOMM, Inc., 6.00%, 5/20/53	96,000	92,387
Texas Instruments, Inc.,
3.88%, 3/15/39	90,000	71,536
5.00%, 3/14/53	25,000	21,289
5.05%, 5/18/63	55,000	45,798
		1,256,056
Software – 0.7%
Cloud Software Group, Inc., 6.50%, 3/31/29(b)	180,000	158,030
Concentrix Corp.,
6.60%, 8/02/28	41,000	39,362
6.85%, 8/02/33	129,000	116,535

GoTo Group, Inc., 5.50%, 9/01/27(b)	165,000	86,043
Intuit, Inc.,
5.20%, 9/15/33	107,000	101,786
5.50%, 9/15/53	136,000	123,719
	Par (a)	Value
Software (Continued)
Microsoft Corp.,
3.45%, 8/08/36	$ 19,000	$ 15,493
2.53%, 6/01/50	14,000	8,014
2.92%, 3/17/52	28,000	17,285
Oracle Corp.,
2.95%, 5/15/25	37,000	35,413
2.80%, 4/01/27	53,000	47,952
3.25%, 11/15/27	122,000	110,454
2.30%, 3/25/28	68,000	58,388
6.15%, 11/09/29	47,000	47,170
4.30%, 7/08/34	58,000	48,345
3.80%, 11/15/37	16,000	11,774
4.00%, 11/15/47	33,000	21,940
6.90%, 11/09/52	51,000	50,256
4.38%, 5/15/55	24,000	16,238
3.85%, 4/01/60	43,000	25,809
		1,140,006
Specialty Finance – 1.9%
Aircastle Ltd.,
(5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	55,000	43,128
6.50%, 7/18/28(b)	65,000	62,603
American Express Co.,
(SOFR + 1.00%), 4.99%, 5/01/26(h)	27,000	26,482
(SOFR + 1.33%), 6.34%, 10/30/26(h)	109,000	109,309
(SOFR + 1.28%), 5.28%, 7/27/29(h)	74,000	71,033
(SOFR + 1.94%), 6.49%, 10/30/31(h)	64,000	64,096

Capital One Financial Corp., (SOFR + 1.79%), 3.27%, 3/01/30(h)	92,000	75,441
Discover Financial Services,
4.10%, 2/09/27	34,000	30,519
6.70%, 11/29/32	11,000	10,191
(SOFR Index + 3.37%), 7.96%, 11/02/34(h)	89,000	88,380

GATX Corp., 6.90%, 5/01/34	94,000	93,762
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/01/26(b)	100,000	92,950
6.00%, 1/15/27(b)	175,000	162,666
5.13%, 12/15/30(b)	80,000	64,735
5.75%, 11/15/31(b)	145,000	120,763
Navient Corp.,
5.00%, 3/15/27	300,000	263,499
4.88%, 3/15/28	115,000	94,452

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Specialty Finance (Continued)
OneMain Finance Corp.,
6.88%, 3/15/25	$100,000	$ 98,659
7.13%, 3/15/26	140,000	135,968
3.50%, 1/15/27	155,000	130,975
3.88%, 9/15/28	15,000	11,860
5.38%, 11/15/29	40,000	32,889
4.00%, 9/15/30	170,000	124,355

Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/01/27(b)	92,000	85,481
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	105,000	93,450
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	110,000	95,763
2.88%, 10/15/26	15,000	13,059
3.63%, 3/01/29(b)	40,000	32,508
3.63%, 3/01/29	80,000	65,015
3.88%, 3/01/31(b)	290,000	224,257
4.00%, 10/15/33(b)	565,000	415,275

Synchrony Financial, 7.25%, 2/02/33	70,000	59,361
		3,092,884
Steel – 0.2%
ATI, Inc.,
4.88%, 10/01/29	50,000	42,581
7.25%, 8/15/30	95,000	91,455

Commercial Metals Co., 4.13%, 1/15/30	120,000	101,276
Nucor Corp., 4.30%, 5/23/27	39,000	37,227
United States Steel Corp., 6.88%, 3/01/29	22,000	21,373
		293,912
Technology Hardware – 0.7%
Avnet, Inc.,
6.25%, 3/15/28	45,000	44,404
5.50%, 6/01/32	52,000	46,430

CDW LLC/CDW Finance Corp., 4.25%, 4/01/28	5,000	4,545
CommScope Technologies LLC, 5.00%, 3/15/27(b)	625,000	230,019
CommScope, Inc., 4.75%, 9/01/29(b)	15,000	10,237
HP, Inc., 2.65%, 6/17/31	65,000	49,605
NCR Atleos Escrow Corp., 9.50%, 4/01/29(b)	260,000	254,860
	Par (a)	Value
Technology Hardware (Continued)
NCR Voyix Corp.,
5.00%, 10/01/28(b)	$255,000	$ 220,167
5.13%, 4/15/29(b)	70,000	60,194
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	23,479
4.09%, 6/01/29	70,000	60,350
8.25%, 12/15/29(b)	95,000	96,542
9.63%, 12/01/32(b)	3,825	4,078

Viasat, Inc., 6.50%, 7/15/28(b)	65,000	46,078
Western Digital Corp.,
4.75%, 2/15/26	40,000	37,507
3.10%, 2/01/32	25,000	17,671
		1,206,166
Technology Services – 1.0%
Block, Inc., 2.75%, 6/01/26	165,000	148,065
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	66,000	58,976
4.00%, 7/01/29(b)	216,000	190,620

Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	55,000	47,317
Fiserv, Inc.,
5.45%, 3/02/28	39,000	38,230
3.50%, 7/01/29	111,000	97,370
2.65%, 6/01/30	15,000	12,088
5.63%, 8/21/33	80,000	75,039

Gartner, Inc., 3.75%, 10/01/30(b)	90,000	74,492
Global Payments, Inc.,
4.45%, 6/01/28	131,000	120,608
5.95%, 8/15/52	24,000	20,262

GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(b)	201,000	198,457
International Business Machines Corp., 4.15%, 7/27/27	36,000	34,115
Moody's Corp., 3.75%, 3/24/25	50,000	48,540
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	120,000	105,906
PayPal Holdings, Inc.,
2.85%, 10/01/29	12,000	10,206
2.30%, 6/01/30	60,000	48,103
4.40%, 6/01/32	15,000	13,442
5.25%, 6/01/62	26,000	21,528

Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)	60,000	48,234

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Technology Services (Continued)
Presidio Holdings, Inc.,
4.88%, 2/01/27(b)	$ 30,000	$ 27,486
8.25%, 2/01/28(b)	30,000	28,390
S&P Global, Inc.,
2.45%, 3/01/27	68,000	61,535
2.70%, 3/01/29	34,000	29,483
1.25%, 8/15/30	32,000	23,793
2.90%, 3/01/32	94,000	75,422
5.25%, 9/15/33(b)	33,000	31,136

Sabre GLBL, Inc., 11.25%, 12/15/27(b)	40,000	35,619
		1,724,462
Telecommunications – 1.1%
AT&T, Inc.,
5.40%, 2/15/34	25,000	22,971
3.50%, 6/01/41	127,000	84,905
3.50%, 9/15/53	54,000	31,798
3.80%, 12/01/57	132,000	79,491
3.65%, 9/15/59	210,000	121,498
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	185,000	168,659
5.00%, 5/01/28(b)	235,000	202,897
8.75%, 5/15/30(b)	60,000	57,165
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	45,000	25,446
3.63%, 1/15/29(b)	125,000	63,837

Lumen Technologies, Inc., 4.00%, 2/15/27(b)	85,000	57,375
Sprint Capital Corp.,
6.88%, 11/15/28	61,000	62,560
8.75%, 3/15/32	157,000	176,726
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	89,226
2.63%, 4/15/26	45,000	41,590
2.63%, 2/15/29	24,000	20,121
3.38%, 4/15/29	60,000	52,240
2.88%, 2/15/31	63,000	50,167
2.55%, 2/15/31	23,000	17,920
3.50%, 4/15/31	209,000	173,502
6.00%, 6/15/54	47,000	42,674
5.80%, 9/15/62	21,000	18,096
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	19,225
2.55%, 3/21/31	27,000	21,094
4.40%, 11/01/34	107,000	90,584
4.81%, 3/15/39	116,000	96,131
		1,887,898
	Par (a)	Value
Tobacco & Cannabis – 0.1%
Altria Group, Inc., 6.20%, 11/01/28	$ 60,000	$ 59,666
Philip Morris International, Inc., 5.38%, 2/15/33	100,000	92,390
		152,056
Transportation & Logistics – 1.5%
Allegiant Travel Co., 7.25%, 8/15/27(b)	80,000	72,400
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	7,092	6,465
Series 2015-2, Class A, 4.00%, 9/22/27	45,130	40,405
Series 2016-1, Class AA, 3.58%, 1/15/28	3,334	3,039
Series 2016-2, Class AA, 3.20%, 6/15/28	18,819	16,596
Series 2016-2, Class A, 3.65%, 6/15/28	12,546	10,903
Series 2016-3, Class A, 3.25%, 10/15/28	76,031	64,508
Series 2017-2, Class AA, 3.35%, 10/15/29	224,745	197,168
Series 2019-1, Class AA, 3.15%, 2/15/32	4,861	4,051
Series 2019-1, Class A, 3.50%, 2/15/32	132,053	105,367

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	645,000	581,825
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	65,000	51,531
4.38%, 9/01/42	12,000	9,454
4.45%, 3/15/43	2,000	1,583
5.15%, 9/01/43	39,000	33,930
4.90%, 4/01/44	35,000	29,386
3.90%, 8/01/46	42,000	29,760
3.30%, 9/15/51	19,000	11,843
5.20%, 4/15/54	64,000	55,262
CSX Corp.,
5.20%, 11/15/33	24,000	22,525
4.50%, 11/15/52	52,000	39,670
4.65%, 3/01/68	67,000	49,661
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	7,818	7,036
Series 2020-1, Class A, 2.50%, 6/10/28	39,362	34,117

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	$ 16,073	$ 15,108
FedEx Corp., 4.55%, 4/01/46	23,000	17,350
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	48,749	48,158
Norfolk Southern Corp.,
2.55%, 11/01/29	24,000	19,915
5.05%, 8/01/30	39,000	36,871
3.95%, 10/01/42	61,000	44,441
2.90%, 8/25/51	24,000	13,343
5.35%, 8/01/54	60,000	51,205

Rand Parent LLC, 8.50%, 2/15/30(b)	380,000	347,014
Ryder System, Inc.,
6.30%, 12/01/28	49,000	48,815
6.60%, 12/01/33	61,000	60,547
U.S. Airways Pass Through Trust,
Series 2012-2, Class A, 4.63%, 6/03/25	42,823	40,753
Series 2013-1, Class A, 3.95%, 11/15/25	56,309	53,107
Union Pacific Corp.,
3.38%, 2/01/35	13,000	10,167
3.60%, 9/15/37	14,000	10,764
3.55%, 8/15/39	59,000	43,438
3.80%, 10/01/51	27,000	18,655
3.88%, 2/01/55	9,000	6,078
3.95%, 8/15/59	20,000	13,424
3.84%, 3/20/60	50,000	32,932
3.75%, 2/05/70	7,000	4,344
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	42,054	41,404
Series 2016-1, Class A, 3.45%, 7/07/28	62,190	54,447
Series 2016-2, Class AA, 2.88%, 10/07/28	2,751	2,386
Series 2018-1, Class AA, 3.50%, 3/01/30	44,054	38,955
Series 2018-1, Class A, 3.70%, 3/01/30	9,115	7,663
Series 2019-1, Class AA, 4.15%, 8/25/31	17,447	15,446
		2,575,215
	Par (a)	Value
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	$155,000	$ 141,354
Total Corporate Bonds (Cost $79,052,063)		71,219,501

Foreign Issuer Bonds – 48.1%
Angola – 0.5%
Angolan Government International Bond,
8.25%, 5/09/28(b)	460,000	388,700
8.00%, 11/26/29	200,000	160,096
8.75%, 4/14/32(b)	270,000	209,822
		758,618
Argentina – 0.3%
Argentine Republic Government International Bond,
(Step to 4.13% on 7/9/24), 3.63%, 7/09/35(d)	640,380	157,123
(Step to 5.00% on 7/9/24), 4.25%, 1/09/38(d)	204,592	61,526
(Step to 4.88% on 7/9/29), 3.50%, 7/09/41(d)	751,974	196,135
		414,784
Australia – 0.5%
BHP Billiton Finance USA Ltd.,
5.25%, 9/08/30	62,000	59,637
4.90%, 2/28/33	79,000	73,061
5.25%, 9/08/33	68,000	63,914
5.50%, 9/08/53	19,000	17,271

CSL Finance PLC, 4.95%, 4/27/62(b)	31,000	24,295
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	110,000	107,014
8.00%, 11/01/27(b)	90,000	86,966
9.25%, 10/01/28(b)	125,000	125,000

NBN Co. Ltd., 2.50%, 1/08/32(b)	200,000	152,400
Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)	36,000	30,203
4.20%, 5/13/50(b)	41,000	29,298

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	19,487
Rio Tinto Finance USA PLC,
5.00%, 3/09/33	22,000	20,617
5.13%, 3/09/53	63,000	54,258
		863,421

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Azerbaijan – 0.1%
Republic of Azerbaijan International Bond, 3.50%, 9/01/32		$ 250,000	$ 196,000
Bahrain – 0.7%
Bahrain Government International Bond,
6.75%, 9/20/29		800,000	774,720
5.63%, 5/18/34		200,000	164,505
7.75%, 4/18/35(b)		250,000	239,719
			1,178,944
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46		197,000	164,057
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		93,000	76,929
			240,986
Brazil – 3.7%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		245,405	221,467
Aegea Finance S.a.r.l., 9.00%, 1/20/31(b)		200,000	199,500
Braskem Netherlands Finance B.V., 8.50%, 1/12/31(b)		200,000	187,240
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	8,477,000	1,660,367
10.00%, 1/01/27	BRL	5,982,000	1,147,284
10.00%, 1/01/29	BRL	8,232,000	1,537,287
10.00%, 1/01/31	BRL	446,000	81,373
Brazilian Government International Bond,
3.75%, 9/12/31		250,000	207,249
6.00%, 10/20/33		400,000	370,068

CSN Resources S.A., 4.63%, 6/10/31(b)		200,000	149,072
Embraer Netherlands Finance B.V., 7.00%, 7/28/30(b)		200,000	195,278
Minerva Luxembourg S.A., 8.88%, 9/13/33(b)		200,000	196,290
			6,152,475
Canada – 1.6%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)		475,000	424,079
3.50%, 2/15/29(b)		40,000	34,199

Bank of Montreal, 3.70%, 6/07/25		68,000	65,545
	Par (a)	Value
Canada (Continued)
Bank of Nova Scotia (The),
4.85%, 2/01/30	$ 44,000	$ 40,460
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	121,000	97,849
Baytex Energy Corp.,
8.75%, 4/01/27(b)	165,000	166,299
8.50%, 4/30/30(b)	45,000	44,570

Bell Telephone Co. of Canada or Bell Canada, 5.10%, 5/11/33	115,000	104,707
Bombardier, Inc.,
7.13%, 6/15/26(b)	380,000	365,631
6.00%, 2/15/28(b)	35,000	30,971

Brookfield Finance, Inc., 3.63%, 2/15/52	76,000	44,988
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	70,000	53,232
Canadian National Railway Co., 2.75%, 3/01/26	95,000	89,214
Canadian Pacific Railway Co., 2.88%, 11/15/29	29,000	24,443
Enbridge, Inc.,
5.70%, 3/08/33	59,000	55,167
(5Y US Treasury CMT + 3.71%), 7.38%, 1/15/83(h)	25,000	23,128
(5Y US Treasury CMT + 4.42%), 7.63%, 1/15/83(h)	24,000	21,467

GFL Environmental, Inc., 4.00%, 8/01/28(b)	80,000	68,847
Intact Financial Corp., 5.46%, 9/22/32(b)	71,000	65,754
MEG Energy Corp., 5.88%, 2/01/29(b)	30,000	28,035
Nutrien Ltd.,
5.95%, 11/07/25	24,000	24,000
4.90%, 3/27/28	19,000	18,201
2.95%, 5/13/30	179,000	147,335
5.88%, 12/01/36	7,000	6,488
5.80%, 3/27/53	9,000	7,864

Open Text Corp., 6.90%, 12/01/27(b)	130,000	129,356
Open Text Holdings, Inc., 4.13%, 2/15/30(b)	5,000	4,143
Parkland Corp.,
5.88%, 7/15/27(b)	95,000	90,958
4.50%, 10/01/29(b)	85,000	73,108

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Canada (Continued)

Precision Drilling Corp., 6.88%, 1/15/29(b)		$ 55,000	$ 50,925
Strathcona Resources Ltd., 6.88%, 8/01/26(b)		60,000	55,350
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		80,000	51,063
Toronto-Dominion Bank (The),
4.11%, 6/08/27		72,000	67,502
5.52%, 7/17/28		57,000	55,571

Triton Container International Ltd., 3.15%, 6/15/31(b)		49,000	35,703
			2,666,152
Chile – 1.1%
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(b)	CLP	95,000,000	98,899
4.70%, 9/01/30(b)	CLP	420,000,000	419,576
6.00%, 4/01/33(b)	CLP	115,000,000	123,439
5.00%, 3/01/35	CLP	100,000,000	99,149
Chile Government International Bond,
2.75%, 1/31/27		200,000	182,747
2.55%, 7/27/33		200,000	149,723
4.95%, 1/05/36		400,000	355,101

Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29		200,000	165,944
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		200,000	185,529
			1,780,107
China – 1.2%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	17,425
China Evergrande Group, 8.75%, 6/28/25(j)		200,000	3,000
China Government Bond,
3.27%, 11/19/30	CNH	2,860,000	407,252
2.60%, 9/01/32	CNH	5,280,000	712,370
2.67%, 5/25/33	CNH	4,350,000	590,599

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(j)		200,000	4,000
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
4.30%, 6/18/29		63,000	56,847
5.00%, 1/15/33		62,000	55,278
3.13%, 2/15/42		23,000	14,253
3.25%, 11/30/51		55,000	31,136
		Par (a)	Value
China (Continued)

Sunac China Holdings Ltd., 6.50%, 1/26/26		$ 200,000	$ 31,000
Times China Holdings Ltd., 6.20%, 3/22/26(j)		215,000	4,300
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/31/27(j)		200,000	12,000
Zhenro Properties Group Ltd., 6.63%, 1/07/26(j)		200,000	1,000
			1,940,460
Colombia – 1.6%
Colombia Government International Bond,
3.88%, 4/25/27		200,000	182,043
7.50%, 2/02/34		400,000	374,075
7.38%, 9/18/37		350,000	315,037
Colombian TES,
7.50%, 8/26/26	COP	205,200,000	45,897
6.00%, 4/28/28	COP	1,425,600,000	287,024
7.75%, 9/18/30	COP	1,803,600,000	367,585
7.00%, 6/30/32	COP	2,029,800,000	373,279
6.25%, 7/09/36	COP	500,100,000	78,228
Ecopetrol S.A.,
8.63%, 1/19/29		310,000	309,163
8.88%, 1/13/33		170,000	163,268

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200,000	171,782
			2,667,381
Czech Republic – 1.3%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	8,090,000	331,970
1.00%, 6/26/26	CZK	6,500,000	255,801
0.25%, 2/10/27	CZK	6,000,000	225,790
5.50%, 12/12/28	CZK	3,810,000	172,255
2.75%, 7/23/29	CZK	8,230,000	323,565
0.95%, 5/15/30	CZK	8,670,000	298,613
1.75%, 6/23/32	CZK	5,220,000	180,214
2.00%, 10/13/33	CZK	10,070,000	344,131
			2,132,339
Dominican Republic – 0.7%
Dominican Republic International Bond,
6.00%, 7/19/28		150,000	141,990
5.50%, 2/22/29(b)		200,000	182,010
4.50%, 1/30/30(b)		605,000	511,987
4.88%, 9/23/32(b)		200,000	161,617
6.85%, 1/27/45		225,000	187,235
			1,184,839

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Ecuador – 0.3%
Ecuador Government International Bond,
(Step to 6.90% on 7/31/24), 6.00%, 7/31/30(d)	$230,519	$ 116,625
(Step to 5.50% on 7/31/24), 3.50%, 7/31/35(b)(d)	566,291	214,254
(Step to 5.00% on 7/31/24), 2.50%, 7/31/40(d)	400,000	133,779
		464,658
Egypt – 0.8%
Egypt Government International Bond,
5.88%, 2/16/31	400,000	220,220
7.05%, 1/15/32(b)	535,000	301,323
7.30%, 9/30/33	280,000	155,180
8.50%, 1/31/47	800,000	418,702
7.50%, 2/16/61	300,000	149,238
		1,244,663
El Salvador – 0.2%
El Salvador Government International Bond,
6.38%, 1/18/27	30,000	24,491
8.25%, 4/10/32	110,000	86,181
7.12%, 1/20/50	450,000	280,770
		391,442
France – 0.2%
Altice France S.A.,
8.13%, 2/01/27(b)	200,000	168,593
5.13%, 1/15/29(b)	290,000	200,144

Orange S.A., 9.00%, 3/01/31	37,000	42,387
		411,124
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31	600,000	426,649
Germany – 0.4%
BMW U.S. Capital LLC, 5.15%, 8/11/33(b)	56,000	51,738
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(h)	400,000	336,811
		Par (a)	Value
Germany (Continued)
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(b)		$ 150,000	$ 140,742
ZF North America Capital, Inc., 6.88%, 4/14/28(b)		150,000	145,357
			674,648
Ghana – 0.4%
Ghana Government International Bond,
6.38%, 2/11/27		260,000	111,116
7.75%, 4/07/29		200,000	85,920
7.63%, 5/16/29		400,000	171,412
8.13%, 3/26/32		325,000	137,829
8.63%, 4/07/34		200,000	85,300
8.88%, 5/07/42		200,000	83,632
			675,209
Guatemala – 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		110,000	96,800
Guatemala Government Bond,
4.90%, 6/01/30		200,000	177,942
3.70%, 10/07/33(b)		200,000	147,210
6.60%, 6/13/36(b)		200,000	184,743
			606,695
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)		200,000	158,311
Hungary – 1.1%
Hungary Government Bond,
5.50%, 6/24/25	HUF	45,250,000	120,515
1.00%, 11/26/25	HUF	39,680,000	96,140
3.00%, 10/27/27	HUF	62,670,000	147,324
3.25%, 10/22/31	HUF	59,400,000	125,619
4.75%, 11/24/32	HUF	143,210,000	326,487
Hungary Government International Bond,
6.13%, 5/22/28(b)		210,000	208,173
6.75%, 9/25/52(b)		200,000	184,604

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(b)		400,000	391,242
MVM Energetika Zrt, 7.50%, 6/09/28		200,000	200,357
			1,800,461

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
India – 0.2%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		$ 180,000	$ 153,247
India Green Power Holdings, 4.00%, 2/22/27		250,000	214,065
			367,312
Indonesia – 3.4%
Freeport Indonesia PT, 5.32%, 4/14/32(b)		400,000	356,435
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
4.75%, 5/15/25(b)		200,000	195,800
5.45%, 5/15/30(b)		500,000	463,750

Indonesia Government International Bond, 5.65%, 1/11/53		200,000	183,054
Indonesia Treasury Bond,
6.50%, 6/15/25	IDR	11,034,000,000	689,624
8.38%, 9/15/26	IDR	5,700,000,000	371,464
6.13%, 5/15/28	IDR	3,148,000,000	190,927
9.00%, 3/15/29	IDR	9,247,000,000	628,814
7.00%, 9/15/30	IDR	3,482,000,000	217,418
6.38%, 4/15/32	IDR	3,817,000,000	229,550
7.50%, 8/15/32	IDR	5,944,000,000	379,138
7.00%, 2/15/33	IDR	15,925,000,000	994,220
8.38%, 3/15/34	IDR	2,453,000,000	167,077
7.50%, 6/15/35	IDR	2,678,000,000	172,108
Perusahaan Penerbit SBSN Indonesia III,
2.55%, 6/09/31		200,000	159,694
4.70%, 6/06/32(b)		200,000	185,235

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		200,000	142,362
			5,726,670
Iraq – 0.1%
Iraq International Bond, 5.80%, 1/15/28		140,625	125,367
Ireland – 0.1%
SMBC Aviation Capital Finance DAC, 5.70%, 7/25/33(b)		202,000	182,079
Israel – 1.2%
Energian Israel Finance Ltd.,
4.88%, 3/30/26(b)		354,568	313,350
5.38%, 3/30/28(b)		210,432	172,994
	Par (a)	Value
Israel (Continued)
Leviathan Bond Ltd.,
6.13%, 6/30/25(b)	$100,000	$ 93,090
6.75%, 6/30/30(b)	390,000	331,717

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	60,000	50,399
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26	500,000	440,212
7.88%, 9/15/29	200,000	197,220
4.10%, 10/01/46	787,000	470,790
		2,069,772
Italy – 0.4%
Intesa Sanpaolo S.p.A., 6.63%, 6/20/33(b)	400,000	366,880
Telecom Italia Capital S.A.,
6.38%, 11/15/33	70,000	59,690
6.00%, 9/30/34	10,000	8,230
7.20%, 7/18/36	59,000	51,012

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)	200,000	164,075
		649,887
Japan – 0.3%
SoftBank Group Corp., 4.63%, 7/06/28	405,000	346,934
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	200,000	193,082
		540,016
Jordan – 0.2%
Jordan Government International Bond,
7.75%, 1/15/28(b)	200,000	190,290
7.50%, 1/13/29(b)	200,000	185,763
		376,053
Kazakhstan – 0.6%
KazMunayGas National Co. JSC,
4.75%, 4/19/27(b)	800,000	746,432
5.38%, 4/24/30	200,000	178,900
		925,332
Kenya – 0.2%
Republic of Kenya Government International Bond,
7.00%, 5/22/27	200,000	173,588
6.30%, 1/23/34	205,000	140,190
		313,778

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		$ 240,000	$ 195,184
Macau – 0.5%
MGM China Holdings Ltd., 4.75%, 2/01/27		200,000	175,860
Sands China Ltd., 5.65%, 8/08/28		200,000	185,012
Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	143,560
Wynn Macau Ltd.,
5.50%, 1/15/26(b)		200,000	185,771
5.13%, 12/15/29(b)		200,000	157,013
			847,216
Malaysia – 2.1%
Malaysia Government Bond,
3.88%, 3/14/25	MYR	2,554,000	538,712
3.73%, 6/15/28	MYR	3,553,000	739,069
3.89%, 8/15/29	MYR	3,048,000	634,874
4.76%, 4/07/37	MYR	2,369,000	523,183
4.89%, 6/08/38	MYR	2,185,000	489,902
3.76%, 5/22/40	MYR	778,000	150,017

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	346,756
			3,422,513
Mexico – 4.1%
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(g)(h)		200,000	185,033
(5Y US Treasury CMT + 5.16%), 9.13%, 12/31/49(b)(g)(h)		275,000	281,912
Mexican Bonos,
10.00%, 12/05/24	MXN	8,900,900	487,193
5.00%, 3/06/25	MXN	4,630,800	238,285
5.75%, 3/05/26	MXN	7,445,100	371,478
8.50%, 5/31/29	MXN	14,008,700	722,696
7.75%, 5/29/31	MXN	11,900,900	575,467
7.50%, 5/26/33	MXN	7,756,800	359,887
7.75%, 11/23/34	MXN	8,382,900	391,475
10.00%, 11/20/36	MXN	1,224,400	67,297
8.50%, 11/18/38	MXN	10,499,200	508,782
Mexico Government International Bond,
3.25%, 4/16/30		570,000	479,942
6.35%, 2/09/35		800,000	764,770
6.34%, 5/04/53		330,000	288,493
Petroleos Mexicanos,
6.88%, 8/04/26		470,000	433,970
	Par (a)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.49%, 1/23/27	$280,000	$ 247,975
5.35%, 2/12/28	99,000	79,911
5.95%, 1/28/31	307,000	219,659
6.63%, 6/15/35	90,000	59,362
		6,763,587
Morocco – 0.2%
Morocco Government International Bond, 5.95%, 3/08/28(b)	400,000	391,500
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31	200,000	155,340
Netherlands – 0.4%
Cooperatieve Rabobank U.A., (1Y US Treasury CMT + 1.75%), 4.66%, 8/22/28(b)(h)	250,000	234,486
Shell International Finance B.V.,
4.13%, 5/11/35	23,000	19,608
2.88%, 11/26/41	29,000	18,751
4.00%, 5/10/46	55,000	40,501
3.00%, 11/26/51	46,000	27,122

Ziggo Bond Co. B.V., 6.00%, 1/15/27(b)	345,000	316,079
		656,547
Nigeria – 0.7%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27	200,000	163,706
Nigeria Government International Bond,
6.13%, 9/28/28(b)	200,000	163,148
8.38%, 3/24/29	200,000	176,110
7.38%, 9/28/33	600,000	453,768
7.70%, 2/23/38(b)	390,000	277,387
		1,234,119
Oman – 0.6%
Oman Government International Bond,
6.00%, 8/01/29	400,000	388,724
6.25%, 1/25/31(b)	700,000	679,328
		1,068,052
Pakistan – 0.3%
Pakistan Government International Bond,
6.00%, 4/08/26(b)	600,000	327,000
6.88%, 12/05/27	335,000	178,857
		505,857

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Panama – 0.4%
Panama Government International Bond,
3.16%, 1/23/30		$ 400,000	$ 322,722
2.25%, 9/29/32		200,000	136,299
6.40%, 2/14/35		250,000	229,226
			688,247
Paraguay – 0.1%
Paraguay Government International Bond, 3.85%, 6/28/33		300,000	240,408
Peru – 1.0%
Peru Government Bond,
6.15%, 8/12/32	PEN	417,000	99,300
7.30%, 8/12/33(b)	PEN	400,000	102,093
5.40%, 8/12/34	PEN	525,000	114,174
Peruvian Government International Bond,
2.78%, 1/23/31		505,000	404,273
7.30%, 8/12/33(b)	PEN	270,000	68,913
3.00%, 1/15/34		740,000	559,696
6.90%, 8/12/37	PEN	1,134,000	273,890

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		35,000	16,804
			1,639,143
Philippines – 0.5%
Philippine Government International Bond,
3.56%, 9/29/32		600,000	505,161
2.95%, 5/05/45		200,000	122,401
3.20%, 7/06/46		350,000	218,683
			846,245
Poland – 1.6%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(b)		200,000	202,372
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,011,000	232,519
2.50%, 7/25/26	PLN	1,665,000	369,539
2.50%, 7/25/27	PLN	981,000	212,329
2.75%, 10/25/29	PLN	1,005,000	207,957
1.25%, 10/25/30	PLN	2,014,000	366,214
1.75%, 4/25/32	PLN	2,257,000	399,752
Republic of Poland Government International Bond,
5.50%, 11/16/27		250,000	250,986
4.88%, 10/04/33		282,000	261,065
5.50%, 4/04/53		213,000	187,717
			2,690,450
		Par (a)	Value
Qatar – 0.3%
Qatar Energy,
2.25%, 7/12/31		$ 350,000	$ 273,908
3.30%, 7/12/51		400,000	244,890
			518,798
Romania – 1.4%
Romania Government Bond,
4.75%, 2/24/25	RON	360,000	75,533
3.25%, 6/24/26	RON	1,710,000	340,344
5.00%, 2/12/29	RON	470,000	92,132
7.35%, 4/28/31	RON	1,605,000	352,957
6.70%, 2/25/32	RON	2,280,000	477,999
Romanian Government International Bond,
6.63%, 2/17/28(b)		470,000	470,000
7.13%, 1/17/33(b)		280,000	278,447
7.63%, 1/17/53(b)		170,000	166,989
			2,254,401
Saudi Arabia – 0.9%
Gaci First Investment Co.,
4.75%, 2/14/30		400,000	376,451
4.88%, 2/14/35		400,000	353,704
5.13%, 2/14/53		200,000	154,750

TMS Issuer S.a.r.l., 5.78%, 8/23/32		600,000	584,414
			1,469,319
South Africa – 2.7%
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		400,000	379,949
6.35%, 8/10/28		300,000	272,258
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	202,271
7.00%, 2/28/31	ZAR	12,825,574	544,713
8.25%, 3/31/32	ZAR	12,846,227	566,888
8.88%, 2/28/35	ZAR	24,404,861	1,042,649
8.50%, 1/31/37	ZAR	15,024,445	596,060
9.00%, 1/31/40	ZAR	10,406,227	415,132
Republic of South Africa Government International Bond,
5.88%, 6/22/30		200,000	175,380
5.65%, 9/27/47		200,000	129,848

Sasol Financing USA LLC, 8.75%, 5/03/29(b)		200,000	190,000
			4,515,148

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
South Korea – 0.2%
POSCO, 5.75%, 1/17/28(b)		$ 200,000	$ 196,920
SK Hynix, Inc., 6.38%, 1/17/28(b)		200,000	197,779
			394,699
Spain – 0.1%
Banco Santander S.A., 6.94%, 11/07/33		200,000	200,539
Iberdrola International B.V., 5.81%, 3/15/25		33,000	32,958
			233,497
Sri Lanka – 0.1%
Sri Lanka Government International Bond, 6.75%, 4/18/28		400,000	198,745
Switzerland – 0.3%
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)		43,000	32,454
UBS A.G., 5.65%, 9/11/28		200,000	195,724
UBS Group A.G., (1Y US Treasury CMT + 1.75%), 4.75%, 5/12/28(b)(h)		200,000	187,893
			416,071
Thailand – 1.6%
Thailand Government Bond,
2.13%, 12/17/26	THB	9,883,000	270,448
2.88%, 12/17/28	THB	29,638,000	825,288
1.60%, 12/17/29	THB	5,919,000	152,161
2.00%, 12/17/31	THB	20,100,000	512,615
3.78%, 6/25/32	THB	2,316,000	67,206
3.35%, 6/17/33	THB	4,551,000	128,507
1.59%, 12/17/35	THB	19,080,000	436,341
3.30%, 6/17/38	THB	8,000,000	214,730
			2,607,296
Turkey – 1.0%
Turkiye Government International Bond,
9.88%, 1/15/28		220,000	229,933
9.38%, 3/14/29		200,000	203,600
9.13%, 7/13/30		400,000	399,500
5.75%, 5/11/47		625,000	406,975

Yapi ve Kredi Bankasi AS, 9.25%, 10/16/28(b)		400,000	401,872
			1,641,880
Ukraine – 0.2%
Ukraine Government International Bond,
7.75%, 9/01/27		300,000	85,708
	Par (a)	Value
Ukraine (Continued)
Ukraine Government International Bond,
7.25%, 3/15/35	$600,000	$ 153,300
7.75%, 8/01/41(c)(l)	191,000	80,081
		319,089
United Arab Emirates – 0.7%
Abu Dhabi Government International Bond, 3.13%, 9/30/49	200,000	123,055
Finance Department Government of Sharjah, 6.50%, 11/23/32(b)	400,000	387,032
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)	169,888	137,535
2.63%, 3/31/36(b)	350,000	263,674
2.94%, 9/30/40(b)	209,952	154,919

MDGH GMTN RSC Ltd., 5.08%, 5/22/53	200,000	167,202
		1,233,417
United Kingdom – 0.7%
BAT Capital Corp.,
6.42%, 8/02/33	50,000	47,116
7.08%, 8/02/43	54,000	49,230
7.08%, 8/02/53	75,000	66,938

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)	200,000	173,823
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)	200,000	172,396
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	179,498
RELX Capital, Inc., 4.00%, 3/18/29	39,000	35,909
Reynolds American, Inc., 5.85%, 8/15/45	16,000	12,508
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	221,374
Vodafone Group PLC,
5.13%, 6/19/59	22,000	16,550
5.75%, 2/10/63	28,000	23,331
(5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(h)	155,000	98,466
		1,097,139
Uruguay – 0.3%
Uruguay Government International Bond,
4.38%, 1/23/31	225,000	212,536

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Uruguay (Continued)
Uruguay Government International Bond,
5.75%, 10/28/34	$275,000	$ 275,189
5.10%, 6/18/50	40,000	34,583
		522,308
Zambia – 0.6%
First Quantum Minerals Ltd.,
6.88%, 3/01/26(b)	710,000	623,604
8.63%, 6/01/31(b)	200,000	168,820

Zambia Government International Bond, 5.38%, 9/20/22(j)	300,000	165,017
		957,441
Total Foreign Issuer Bonds (Cost $87,186,539)		80,030,288

Mortgage-Backed Securities – 0.5%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.94%, 5/10/47(b)(m)	175,000	108,145
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	78,800
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(m)	35,000	24,413
Series 2011-GC5, Class D, 5.15%, 8/10/44(b)(m)	315,000	92,806
Series 2013-GC13, Class C, 3.83%, 7/10/46(b)(m)	320,000	220,310
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(m)	50,000	20,279

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	83,985
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(m)	110,000	56,375
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(m)	$100,000	$ 58,370
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	28,012
Series 2016-C36, Class C, 4.12%, 11/15/59(m)	45,000	30,649
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(b)(m)	52,576	15,904
Series 2012-C10, Class C, 4.33%, 12/15/45(m)	120,000	82,031
Total Mortgage-Backed Securities (Cost $1,567,998)		900,079

Term Loans – 0.7%(c)
Chemicals – 0.0%(e)
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.82%, 8/18/28	101,000	97,970
Electric Utilities – 0.0%(e)
Talen Energy Supply LLC, Initial Term B Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.88%, 5/17/30	36,907	36,835
Health Care Facilities & Services – 0.1%
Star Parent, Inc., Term Loan,
9/27/30 (n)	75,740	72,076
(3M USD CME Term SOFR + 4.00%), 9.39%, 9/27/30	90,000	85,647
		157,723
Insurance – 0.1%
AssuredPartners, Inc., 2023 Term Loan, 2/12/27(n)	13,965	13,889
USI, Inc., 2022 New Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.14%, 11/22/29	71,638	71,385

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Insurance (Continued)
USI, Inc., 2023 First Funding New Term Loan, (3M USD CME Term SOFR + 3.25%), 8.64%, 9/27/30	$ 6,913	$ 6,885
USI, Inc., 2023 Second Funding New Term Loan, 9/27/30(n)	10,369	10,304
		102,463
Internet Media & Services – 0.2%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.57%, 5/03/28	299,250	285,616
Leisure Facilities & Services – 0.2%
Carnival Corp., 2021 Incremental Term B Advance,
10/18/28 (n)	12,464	12,220
(1M USD CME Term SOFR + 3.25%, 0.75% Floor), 8.69%, 10/18/28	237,518	232,867
Carnival Corp., Initial Advance,
(1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8/09/27(n)	10,688	10,488
(1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.34%, 8/09/27	56,750	55,686
		311,261
Technology Services – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.51%, 4/11/29	132,245	115,302
Total Term Loans (Cost $1,127,611)		1,107,170

U.S. Government Obligations – 1.3%
U.S. Treasury Bonds – 0.4%
4.38%, 8/15/43	281,900	251,419
3.63%, 5/15/53	508,200	396,158
		647,577
U.S. Treasury Notes – 0.9%
4.63%, 10/15/26	77,000	76,428
4.88%, 10/31/28	60,100	60,227
	Par(a)	Value
U.S. Treasury Notes (Continued)
4.88%, 10/31/30	$ 73,000	$ 72,852
3.88%, 8/15/33	1,345,600	1,238,583
		1,448,090
Total U.S. Government Obligations (Cost $2,107,157)		2,095,667

	Number of Shares
Warrants – 0.0%(e)
Engineering & Construction – 0.0%(e)
Mcdermott International Ltd., Class A(o)*	3,868	—
Mcdermott International Ltd., Class B(o)*	4,298	—
Total Warrants (Cost $6,000)		—

Investment Companies – 0.3%
iShares iBoxx High Yield Corporate Bond ETF	7,750	562,417
Total Investment Companies (Cost $567,406)		562,417

	Par (a)/Number of Shares
Short-Term Investments – 3.5%
Corporate Bonds – 0.4%
Dominion Energy, Inc., 3.07%, 8/15/24	38,000	37,095

Energy Transfer L.P., (3M USD LIBOR + 4.03%), 9.65%, 12/31/49(c)(g)	315,000	296,835

Entergy Louisiana LLC, 0.62%, 11/17/23	46,000	45,889

Phillips 66, 0.90%, 2/15/24	42,000	41,349

QVC, Inc., 4.85%, 4/01/24	5,000	4,797

Toyota Motor Credit Corp., 4.40%, 9/20/24	290,000	286,729

U.S. Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, 10/01/24	39,764	39,590
		752,284
Foreign Issuer Bonds – 0.9%
Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(p)	92,718	83,791

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Hungary Government Bond,
3.00%, 6/26/24	HUF	84,090,000	$ 224,294
2.50%, 10/24/24	HUF	25,460,000	66,601

Kaisa Group Holdings Ltd., 9.38%, 6/30/24(j)		200,000	6,250
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	1,152,000	270,201
2.25%, 10/25/24	PLN	2,539,000	586,777

UBS A.G., 5.13%, 5/15/24		200,000	197,455
			1,435,369
Money Market Fund – 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(q)		1,776,704	1,776,704
U.S. Treasury Bills – 1.1%
U.S. Treasury Bills, 5.20%, 1/04/24(r)		1,855,000	1,837,522
Total Short-Term Investments (Cost $5,850,523)			5,801,879

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(e)
Call Options - Over the Counter – 0.0%(e)
South African Rand vs. U.S. Dollar, Strike Price ZAR 19.30, Expires 12/15/23, Counterparty: Barclays	1	$925,000	$ 9,479
South African Rand vs. U.S. Dollar, Strike Price ZAR 19.30, Expires 12/15/23, Counterparty: Bank of America	1	406,000	4,161
Total Purchased Options (Premiums Paid $34,445)			13,640

Total Investments – 99.1% (Cost $181,933,448)	164,980,825
Total Written Options — 0.0%(e) (Premiums Received $11,650)	(2,023)
Other Assets less Liabilities – 0.9%(s)	1,534,036
NET ASSETS – 100.0%	$166,514,861

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
(d)	Step coupon bond. Rate as of October 31, 2023 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Zero coupon bond.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2023 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2023.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	Restricted security that has been deemed illiquid and is classified as Level 2. At October 31, 2023, the value of these restricted illiquid securities amounted to $3,365 or 0.00% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26	4/15/20-12/5/22	$ 134,640
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27	9/29/20-12/5/22	47,148

(l)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2023 is disclosed.
(n)	Position is unsettled. Contract rate was not determined at October 31, 2023 and does not take effect until settlement date.
(o)	Investment is valued using significant unobservable inputs (Level 3).
(p)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(q)	7-day current yield as of October 31, 2023 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(r)	Discount rate at the time of purchase.
(s)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
BRL	Brazilian Real
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	76.4
All other currencies less than 5%	23.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Composition by Type (%)(a)
Non-Government	62.3
Sovereign	36.8
Others	0.9
Total	100.0
(a) Percentages shown are based on Net Assets.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	12/19/2023	USD	112,562	$ (13,531)
2-Year U.S. Treasury Note	24	12/29/2023	USD	4,858,125	(18,445)
5-Year U.S. Treasury Note	1	12/29/2023	USD	104,477	(946)
Total Long Contracts					$ (32,922)
Short Contracts
U.S. Treasury Long Bond	(2)	12/19/2023	USD	218,875	$ 15,742
Ultra 10-Year U.S. Treasury Note	(41)	12/19/2023	USD	4,461,953	249,422
Total Short Contracts					$265,164
					$232,242

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/29/23	U.S. Dollars	730,594	Indonesian Rupiahs	11,200,000,000	Barclays	$ 27,782
3/18/24	U.S. Dollars	540,000	Peruvian Nuevo Soles	2,020,140	Citibank	16,592
12/07/23	Polish Zloty	1,954,422	U.S. Dollars	451,712	Bank of America	11,902
1/12/24	Thai Baht	26,215,099	U.S. Dollars	724,975	JPMorgan Chase	9,337
1/12/24	U.S. Dollars	513,450	Malaysian Ringgit	2,390,621	Goldman Sachs	9,291
12/12/23	U.S. Dollars	1,084,548	Chinese Offshore Yuan	7,906,898	Goldman Sachs	4,331
3/18/24	U.S. Dollars	361,300	Euro	335,461	BNP Paribas	3,965
1/12/24	Turkish Lira	6,363,000	U.S. Dollars	210,000	Morgan Stanley	1,415
1/12/24	U.S. Dollars	59,054	Malaysian Ringgit	274,987	Morgan Stanley	1,062
11/15/23	Colombian Pesos	518,596,688	U.S. Dollars	124,722	JPMorgan Chase	826
11/15/23	Colombian Pesos	309,707,491	U.S. Dollars	74,431	BNP Paribas	547
Total Unrealized Appreciation						$ 87,050

11/02/23	U.S. Dollars	52,209	Nigerian Neria	47,288,500	BNP Paribas	$ (29)
12/12/23	Chinese Offshore Yuan	7,906,898	U.S. Dollars	1,080,340	Bank of America	(123)
11/15/23	Colombian Pesos	333,107,739	U.S. Dollars	80,861	BNP Paribas	(218)
12/07/23	Polish Zloty	732,311	U.S. Dollars	174,008	Bank of America	(294)
12/07/23	Polish Zloty	2,001,796	U.S. Dollars	475,579	Goldman Sachs	(729)
12/11/23	Turkish Lira	2,704,297	U.S. Dollars	94,000	Morgan Stanley	(1,552)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/15/23	Colombian Pesos	1,092,946,200	U.S. Dollars	266,800	Citibank	$ (2,206)
11/15/23	U.S. Dollars	213,000	Colombian Pesos	889,498,650	Barclays	(2,340)
11/29/23	Indian Rupees	60,582,700	U.S. Dollars	730,000	Citibank	(3,084)
11/15/23	Colombian Pesos	1,529,320,800	U.S. Dollars	374,100	JPMorgan Chase	(3,864)
11/02/23	Nigerian Neria	47,288,500	U.S. Dollars	59,000	BNP Paribas	(6,762)
1/12/24	Malaysian Ringgit	2,665,608	U.S. Dollars	570,245	Barclays	(8,094)
9/18/24	Turkish Lira	6,561,000	U.S. Dollars	180,000	Morgan Stanley	(8,731)
9/18/24	Turkish Lira	9,794,664	U.S. Dollars	268,200	JPMorgan Chase	(12,519)
11/15/23	Nigerian Neria	105,047,856	U.S. Dollars	131,310	BNP Paribas	(16,505)
11/13/23	Nigerian Neria	145,851,000	U.S. Dollars	183,000	BNP Paribas	(23,373)
3/18/24	Colombian Pesos	3,712,152,000	U.S. Dollars	903,200	Morgan Stanley	(30,009)
12/07/23	U.S. Dollars	1,065,042	Polish Zloty	4,688,529	JPMorgan Chase	(47,136)
Total Unrealized Depreciation						$(167,568)
Net Unrealized Depreciation						$ (80,518)

Written Call Option Contracts outstanding at October 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
South African Rand vs. U.S. Dollar	Barclays	1	USD	925,000	ZAR	20.80	12/15/2023	$ (1,406)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	406,000	ZAR	20.80	12/15/2023	(617)
Total Written OTC Call Options Contracts (Premiums Received $11,650)								$(2,023)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2023: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	5.14%	10.00%	12/20/2028	USD	1,115,000	607	(11,470)	$12,077
Total						$607	$(11,470)	$12,077
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 582,709	$—	$ 582,709
Common Stocks	315,204	—	—	315,204
Convertible Bonds	—	2,219,520	—	2,219,520
Convertible Preferred Stocks	132,751	—	—	132,751
Corporate Bonds	—	71,219,501	—	71,219,501
Foreign Issuer Bonds	—	80,030,288	—	80,030,288
Mortgage-Backed Securities	—	900,079	—	900,079
Term Loans	—	1,107,170	—	1,107,170
U.S. Government Obligations	—	2,095,667	—	2,095,667
Warrants	—	—	—*	—
Investment Companies	562,417	—	—	562,417
Short-Term Investments	1,776,704	4,025,175	—	5,801,879
Purchased Options	—	13,640	—	13,640
Total Investments	$2,787,076	$162,193,749	$—	$164,980,825

*Includes securities determined to have no value as of October 31, 2023.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$265,164	$ —	$—	$ 265,164
Forward Foreign Currency Exchange Contracts	—	87,050	—	87,050
Swap Agreements	—	607	—	607
Total Assets - Derivative Financial Instruments	$265,164	$ 87,657	$—	$ 352,821
Liabilities:
Futures Contracts	$ (32,922)	$ —	$—	$ (32,922)
Forward Foreign Currency Exchange Contracts	—	(167,568)	—	(167,568)
Written Options	—	(2,023)	—	(2,023)
Total Liabilities - Derivative Financial Instruments	$ (32,922)	$(169,591)	$—	$(202,513)
Net Derivative Financial Instruments	$232,242	$ (81,934)	$—	$ 150,308
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 55.6%
Advertising & Marketing – 1.9%
Dentsu Group, Inc. (Japan)	1,900	$ 55,188
Omnicom Group, Inc.	63,488	4,755,886
WPP PLC (United Kingdom)	7,613	65,557
		4,876,631
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	10,926	146,915
Asset Management – 0.4%
Charles Schwab (The) Corp.	5,364	279,142
Investor AB, Class B (Sweden)	7,449	136,742
Julius Baer Group Ltd. (Switzerland)	1,475	87,411
Schroders PLC (United Kingdom)	6,224	28,025
St. James's Place PLC (United Kingdom)	12,321	96,052
UBS Group A.G. (Switzerland)(a)	13,250	311,328
		938,700
Automotive – 0.8%
Bridgestone Corp. (Japan)	7,700	291,408
Denso Corp. (Japan)	9,600	141,757
Honda Motor Co. Ltd. (Japan)	43,500	445,822
Nissan Motor Co. Ltd. (Japan)	37,400	143,915
Stanley Electric Co. Ltd. (Japan)	8,400	134,354
Sumitomo Electric Industries Ltd. (Japan)	5,700	59,840
Toyota Motor Corp. (Japan)	55,200	965,655
		2,182,751
Banking – 5.7%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	4,945	66,602
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	23,328	183,527
Banco Santander S.A. (Spain)	67,628	248,731
Bank of America Corp.	39,562	1,042,063
Barclays PLC (United Kingdom)	128,603	206,414
BNP Paribas S.A. (France)	6,283	361,298
CaixaBank S.A. (Spain)	17,759	72,200
Citigroup, Inc.	17,033	672,633
Citizens Financial Group, Inc.	21,084	493,998
	Number of Shares	Value
Banking (Continued)
Comerica, Inc.	5,139	$ 202,477
Cullen/Frost Bankers, Inc.	3,831	348,583
DNB Bank ASA (Norway)	3,714	67,008
Erste Group Bank A.G. (Austria)	2,261	80,965
Fifth Third Bancorp	22,807	540,754
HSBC Holdings PLC (United Kingdom)	131,839	951,934
Huntington Bancshares, Inc.	68,909	664,972
ING Groep N.V. (Netherlands)	19,712	252,718
Intesa Sanpaolo S.p.A. (Italy)	61,857	161,186
JPMorgan Chase & Co.	5,752	799,873
KBC Group N.V. (Belgium)	1,109	61,034
KeyCorp	40,778	416,751
Lloyds Banking Group PLC (United Kingdom)	698,093	339,762
M&T Bank Corp.	6,092	686,873
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,800	258,386
Mizuho Financial Group, Inc. (Japan)	4,900	83,194
NatWest Group PLC (United Kingdom)	58,517	127,323
Nordea Bank Abp (Finland)	12,127	127,724
PNC Financial Services Group (The), Inc.	6,890	788,698
Regions Financial Corp.	16,914	245,760
Resona Holdings, Inc. (Japan)	12,500	66,792
Skandinaviska Enskilda Banken AB, Class A (Sweden)	7,898	88,138
Standard Chartered PLC (United Kingdom)	20,028	153,561
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	433,872
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,600	209,982
Svenska Handelsbanken AB, Class A (Sweden)	10,900	92,930
Swedbank AB, Class A (Sweden)	5,545	91,067
Truist Financial Corp.	27,827	789,174
U.S. Bancorp	26,014	829,326
UniCredit S.p.A. (Italy)	4,966	124,496
Wells Fargo & Co.	33,210	1,320,762
		14,753,541
Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	13,973	795,036

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Beverages (Continued)
Asahi Group Holdings Ltd. (Japan)	2,100	$ 75,958
Diageo PLC (United Kingdom)	8,584	324,613
Kirin Holdings Co. Ltd. (Japan)	15,000	210,800
		1,406,407
Biotechnology & Pharmaceuticals – 0.6%
Astellas Pharma, Inc. (Japan)	9,000	113,849
AstraZeneca PLC (United Kingdom)	4,594	575,186
Chugai Pharmaceutical Co. Ltd. (Japan)	7,700	228,356
Daiichi Sankyo Co. Ltd. (Japan)	5,600	144,391
GSK PLC	12,667	225,812
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	56,989
Takeda Pharmaceutical Co. Ltd. (Japan)	9,200	249,732
		1,594,315
Cable & Satellite – 0.3%
Comcast Corp., Class A	16,241	670,591
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	2,000	129,412
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	299,034
Toray Industries, Inc. (Japan)	11,800	57,086
		485,532
Commercial Support Services – 2.2%
Compass Group PLC (United Kingdom)	5,566	140,327
H&R Block, Inc.	125,714	5,160,560
Recruit Holdings Co. Ltd. (Japan)	9,000	258,054
Rentokil Initial PLC (United Kingdom)	9,430	48,022
Secom Co. Ltd. (Japan)	2,100	145,855
		5,752,818
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	3,000	190,160
E-Commerce Discretionary – 3.6%
Alibaba Group Holding Ltd. (China)*	263,100	2,708,635
eBay, Inc.	113,144	4,438,639
	Number of Shares	Value
E-Commerce Discretionary (Continued)
JD.com, Inc., Class A (China)	87,100	$1,107,317
PDD Holdings, Inc. (China)*	9,533	966,837
		9,221,428
Electric Utilities – 1.7%
Chubu Electric Power Co., Inc. (Japan)	6,500	78,547
National Grid PLC (United Kingdom)	351,627	4,192,441
SSE PLC (United Kingdom)	3,341	66,398
		4,337,386
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	1,300	187,432
Mitsubishi Electric Corp. (Japan)	24,100	276,343
Toshiba Corp. (Japan)*	4,088	124,278
		588,053
Engineering & Construction – 0.9%
Ferrovial S.E.	76,042	2,288,563
Entertainment Content – 0.7%
Electronic Arts, Inc.	1,160	143,596
NetEase, Inc. (China)	39,600	847,501
Nexon Co. Ltd. (Japan)	3,200	58,718
Square Enix Holdings Co. Ltd. (Japan)	1,900	63,121
Walt Disney (The) Co.*	7,338	598,708
		1,711,644
Food – 1.3%
Kerry Group PLC, Class A (Ireland)	29,325	2,265,175
Kraft Heinz (The) Co.	27,176	854,957
MEIJI Holdings Co. Ltd. (Japan)	6,600	162,453
Yamazaki Baking Co. Ltd. (Japan)	5,586	118,114
		3,400,699
Gas & Water Utilities – 2.8%
Osaka Gas Co. Ltd. (Japan)	3,700	69,774
Severn Trent PLC (United Kingdom)	52,697	1,701,183
Snam S.p.A. (Italy)	335,628	1,539,037
United Utilities Group PLC (United Kingdom)(c)	313,580	4,055,708
		7,365,702
Health Care Facilities & Services – 5.2%
Alfresa Holdings Corp. (Japan)	5,400	85,539

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Health Care Facilities & Services (Continued)
CVS Health Corp.	73,756	$ 5,089,902
DaVita, Inc.*	9,493	733,144
Fresenius Medical Care A.G. & Co. KGaA (Germany)	98,854	3,284,540
Henry Schein, Inc.*	34,324	2,230,374
Pediatrix Medical Group, Inc.*	183,129	2,098,658
		13,522,157
Home & Office Products – 0.9%
Scotts Miracle-Gro (The) Co.(c)	51,107	2,271,195
Home Construction – 0.0%(d)
Berkeley Group Holdings (The) PLC (United Kingdom)	1,334	65,575
Sekisui House Ltd. (Japan)	2,961	57,984
		123,559
Household Products – 0.3%
Haleon PLC	20,894	83,745
Kao Corp. (Japan)	6,700	244,442
Reckitt Benckiser Group PLC (United Kingdom)	2,882	192,826
Unilever PLC (United Kingdom)	8,187	387,742
		908,755
Industrial Support Services – 0.0%(d)
Ashtead Group PLC (United Kingdom)	870	49,897
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp.	13,239	562,658
Daiwa Securities Group, Inc. (Japan)	14,300	82,461
Deutsche Boerse A.G. (Germany)	938	154,391
Goldman Sachs Group (The), Inc.	2,442	741,416
Japan Exchange Group, Inc. (Japan)	4,600	90,964
London Stock Exchange Group PLC (United Kingdom)	3,118	314,591
Morgan Stanley	10,420	737,944
Northern Trust Corp.	7,231	476,595
State Street Corp.	3,216	207,850
		3,368,870
Insurance – 1.1%
Allianz S.E. (Germany)(a)	1,781	417,186
	Number of Shares	Value
Insurance (Continued)
Assicurazioni Generali S.p.A. (Italy)	3,287	$ 65,292
Aviva PLC (United Kingdom)	27,517	133,281
AXA S.A. (France)	9,384	278,052
Dai-ichi Life Holdings, Inc. (Japan)	5,700	120,413
Hannover Rueck S.E. (Germany)	313	69,115
Legal & General Group PLC (United Kingdom)	61,486	158,419
Mandatum OYJ (Finland)*	1,595	6,163
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	150,226
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(a)	511	205,068
NN Group N.V. (Netherlands)	2,485	79,700
Prudential PLC (Hong Kong)	27,547	288,042
Sampo OYJ, Class A (Finland)	1,595	62,730
Sompo Holdings, Inc. (Japan)	1,600	69,312
Swiss Life Holding A.G. (Switzerland)(a)	161	103,407
Swiss Re A.G.	1,462	159,742
Tokio Marine Holdings, Inc. (Japan)	6,700	149,894
Tryg A/S (Denmark)	2,537	49,541
Zurich Insurance Group A.G. (Switzerland)	660	313,495
		2,879,078
Internet Media & Services – 5.1%
Alphabet, Inc., Class A*	26,377	3,272,858
Alphabet, Inc., Class C*	5,495	688,524
Baidu, Inc., Class A (China)*	92,950	1,220,323
Meituan, Class B (China)(b)*	88,470	1,254,063
Meta Platforms, Inc., Class A*	5,299	1,596,430
Netflix, Inc.*	603	248,249
Tencent Holdings Ltd. (China)	71,900	2,660,930
Tencent Music Entertainment Group ADR (China)*	107,575	780,994
Trip.com Group Ltd. (China)*	38,750	1,320,663
		13,043,034

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Leisure Facilities & Services – 1.3%
Entain PLC (United Kingdom)	4,874	$ 55,331
InterContinental Hotels Group PLC (United Kingdom)	918	65,052
International Game Technology PLC	123,705	3,144,581
		3,264,964
Leisure Products – 0.1%
Shimano, Inc. (Japan)	1,000	143,906
Machinery – 0.4%
FANUC Corp. (Japan)	9,500	235,756
Keyence Corp. (Japan)	500	193,559
Komatsu Ltd. (Japan)	5,300	121,775
Nabtesco Corp. (Japan)	3,038	53,808
SMC Corp. (Japan)	500	230,882
Smiths Group PLC (United Kingdom)	2,599	50,981
Sumitomo Heavy Industries Ltd. (Japan)	2,800	64,091
		950,852
Medical Equipment & Devices – 0.2%
FUJIFILM Holdings Corp. (Japan)	2,600	142,214
Hoya Corp. (Japan)	1,300	125,149
Olympus Corp. (Japan)	11,900	158,929
Smith & Nephew PLC (United Kingdom)	5,327	59,615
		485,907
Metals & Mining – 0.3%
Anglo American PLC (South Africa)	4,402	112,161
Cameco Corp. (Canada)	2,678	109,553
Glencore PLC (Australia)	36,826	195,061
Rio Tinto PLC (Australia)	4,114	262,476
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	56,184
		735,435
Oil & Gas Producers – 4.3%
BP PLC (United Kingdom)	257,617	1,573,015
Canadian Natural Resources Ltd. (Canada)	9,614	610,499
Cenovus Energy, Inc. (Canada)	7,892	150,356
Chevron Corp.	2,036	296,706
China Petroleum & Chemical Corp., Class H (China)	460,250	235,389
Ecopetrol S.A. ADR (Colombia)(c)	6,719	79,351
	Number of Shares	Value
Oil & Gas Producers (Continued)
ENEOS Holdings, Inc. (Japan)	17,600	$ 65,215
Eni S.p.A. (Italy)	24,827	405,863
Equinor ASA (Norway)	9,118	305,665
Exxon Mobil Corp.	6,750	714,488
Galp Energia SGPS S.A. (Portugal)	6,650	100,114
Gazprom PJSC (Russia)(e)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	91,753
Inpex Corp. (Japan)	19,300	280,060
LUKOIL PJSC (Russia)(e)	3,271	—
Neste OYJ (Finland)	8,225	276,425
OMV A.G. (Austria)	1,876	82,278
Petroleo Brasileiro S.A. ADR (Brazil)	39,838	597,570
Repsol S.A. (Spain)	13,802	202,091
Rosneft Oil Co. PJSC (Russia)(e)	48,304	—
Santos Ltd. (Australia)	17,507	85,425
Shell PLC (Netherlands)	84,395	2,719,786
Suncor Energy, Inc. (Canada)	12,518	405,396
TotalEnergies S.E. (France)	22,921	1,532,441
Woodside Energy Group Ltd. (Australia)	8,573	186,718
		10,996,604
Publishing & Broadcasting – 0.0%(d)
Informa PLC (United Kingdom)	5,609	48,599
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	16,700	213,765
Mitsui Fudosan Co. Ltd. (Japan)	3,500	75,862
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	72,773
		362,400
Retail - Consumer Staples – 0.4%
Alibaba Health Information Technology Ltd. (China)(c)*	1,174,000	691,579
Seven & i Holdings Co. Ltd. (Japan)	3,500	128,235
Tesco PLC (United Kingdom)	35,929	117,903
		937,717
Retail - Discretionary – 0.1%
Associated British Foods PLC (United Kingdom)	2,654	65,469

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Retail - Discretionary (Continued)
Fast Retailing Co. Ltd. (Japan)	800	$ 177,117
Kingfisher PLC (United Kingdom)	18,575	47,432
		290,018
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,700	224,634
Specialty Finance – 0.3%
Capital One Financial Corp.	6,621	670,641
ORIX Corp. (Japan)	5,900	107,300
		777,941
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	7,800	283,485
Technology Hardware – 0.7%
Casio Computer Co. Ltd. (Japan)	6,300	50,482
Kyocera Corp. (Japan)	2,900	142,945
Murata Manufacturing Co. Ltd. (Japan)	15,900	272,357
Nidec Corp. (Japan)	2,900	106,375
Nintendo Co. Ltd. (Japan)	8,700	359,436
Panasonic Holdings Corp. (Japan)	18,200	159,677
Sony Group Corp. (Japan)	6,200	515,461
TDK Corp. (Japan)	5,900	220,750
		1,827,483
Technology Services – 4.6%
Cognizant Technology Solutions Corp., Class A	45,939	2,961,687
Experian PLC	3,100	94,050
Fiserv, Inc.*	13,332	1,516,515
Nexi SpA (Italy)(b)*	531,414	3,087,946
RELX PLC (United Kingdom)	5,635	196,818
Visa, Inc., Class A(c)	17,180	4,039,018
		11,896,034
Telecommunications – 1.9%
BT Group PLC (United Kingdom)	37,502	51,506
KDDI Corp. (Japan)	11,400	341,028
Nippon Telegraph & Telephone Corp. (Japan)	164,600	193,697
SES S.A. (France)	479,186	2,795,809
Softbank Corp. (Japan)	5,900	66,711
SoftBank Group Corp. (Japan)	7,600	311,251
T-Mobile U.S., Inc.*	2,064	296,927
		Number of Shares	Value
Telecommunications (Continued)
Verizon Communications, Inc.		18,172	$ 638,382
Vodafone Group PLC (United Kingdom)		103,061	94,872
			4,790,183
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)		8,905	266,014
Japan Tobacco, Inc. (Japan)		3,600	83,804
			349,818
Transportation & Logistics – 1.2%
CSX Corp.		13,247	395,423
East Japan Railway Co. (Japan)		5,300	275,268
Norfolk Southern Corp.		12,106	2,309,704
Poste Italiane S.p.A. (Italy)(b)		6,050	59,896
			3,040,291
Transportation Equipment – 1.3%
Knorr-Bremse A.G. (Germany)		59,523	3,324,626
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)		9,100	327,791
Mitsubishi Corp. (Japan)		6,500	303,001
			630,792
Wholesale - Discretionary – 0.0%(d)
Bunzl PLC (United Kingdom)		1,937	69,105
Total Common Stocks (Cost $147,093,550)			143,509,175

Preferred Stocks – 0.9%
Household Products – 0.9%
Henkel A.G. & Co. KGaA, 2.72%(f)		33,145	2,390,917
Total Preferred Stocks (Cost $2,349,719)			2,390,917

Investment Companies – 37.5%
Franklin FTSE Brazil ETF		223,997	3,982,667
iShares Core DAX UCITS ETF DE (Germany)*	EUR	28,861	3,783,637
iShares Global Consumer Staples ETF		159,457	8,972,645
iShares MSCI South Korea ETF(c)		135,523	7,446,989
Materials Select Sector SPDR® Fund ETF(c)		50,763	3,861,034

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value

Schwab Fundamental Emerging Markets Large Company Index ETF(c)	618,425	$15,664,705
Vanguard Consumer Staples ETF(c)	22,658	4,066,884
Vanguard Health Care ETF(c)	28,053	6,334,367
Vanguard Total Stock Market ETF(c)	205,586	42,513,129
Total Investment Companies (Cost $99,404,302)		96,626,057
	Number of Shares	Value
Short-Term Investments – 11.1%
Money Market Funds – 11.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.41%(g)(h)	13,615,016	$ 13,615,016

Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(g)	14,969,561	14,969,561
Total Short-Term Investments (Cost $28,584,577)		28,584,577
Total Investments – 105.1% (Cost $277,432,148)		271,110,726
Liabilities less Other Assets – (5.1)%(i)		(13,071,421)
NET ASSETS – 100.0%		$258,039,305

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security either partially or fully on loan. (See Note 7).
(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3) (See Note 4 regarding investments in Russian securities).
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of October 31, 2023 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
UCITS	Undertakings for Collective Investment in Transferable Securities
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Concentration by Currency (%)(a)
U.S. Dollar	62.5
Euro	12.1
British Pound	8.2
Japanese Yen	5.6
All other currencies less than 5%	11.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	62.2
United Kingdom	6.7
Japan	5.6
China	5.4
Germany	5.3
All other countries less than 5%(b)	14.8
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/30/23	British Pounds	95,546	U.S. Dollars	115,885	State Street	$ 268
Total Unrealized Appreciation						$ 268

11/30/23	Norwegian Kroner	42,238	U.S. Dollars	3,827	State Street	$ (42)
11/30/23	Swedish Kronor	311,669	U.S. Dollars	28,301	State Street	(345)
Total Unrealized Depreciation						$ (387)
Net Unrealized Depreciation						$(119)
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 68,483,117	$75,026,058	$—*	$143,509,175
Preferred Stocks	—	2,390,917	—	2,390,917
Investment Companies	96,626,057	—	—	96,626,057
Short-Term Investments	28,584,577	—	—	28,584,577
Total Investments	$193,693,751	$77,416,975	$—	$271,110,726

*Includes securities determined to have no value as of October 31, 2023.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 268	$—	$ 268
Total Assets - Derivative Financial Instruments	$—	$ 268	$—	$ 268
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(387)	$—	$(387)
Total Liabilities - Derivative Financial Instruments	$—	$(387)	$—	$(387)
Net Derivative Financial Instruments	$—	$(119)	$—	$(119)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par (a)	Value
Long Positions – 97.4%
Asset-Backed Securities – 1.0%
Other – 1.0%
Affirm Asset Securitization Trust,
Series 2022-A, Class 1A, 4.30%, 5/17/27(b)	$550,000	$ 537,227
Series 2023-A, Class 1A, 6.61%, 1/18/28(b)	474,000	453,263
Series 2023-B, Class B, 7.44%, 9/15/28(b)	300,000	299,437

Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	136,160	134,671
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	44,529	41,159
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27	600,000	582,890
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	72,531	70,570
Series 2021-3, Class B, 0.76%, 2/26/29(b)	209,510	200,957

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	64,651	63,025
Upstart Securitization Trust,
Series 2021-4, Class A, 0.84%, 9/20/31(b)	49,528	49,137
Series 2021-5, Class A, 1.31%, 11/20/31(b)	86,029	84,938
		2,517,274
Total Asset-Backed Securities (Cost $2,548,677)		2,517,274

	Number of Shares
Common Stocks – 26.9%
Aerospace & Defense – 0.1%
General Dynamics Corp.	545	131,514
Huntington Ingalls Industries, Inc.	224	49,239
Lockheed Martin Corp.	298	135,483
		316,236
Apparel & Textile Products – 0.8%
Capri Holdings Ltd.*	40,817	2,089,014
	Number of Shares	Value
Asset Management – 1.2%
Avantax, Inc.*	105,694	$ 2,727,962
Gresham House PLC (United Kingdom)	34,768	454,282
		3,182,244
Banking – 0.4%
Credicorp Ltd. (Peru)	462	57,732
First Horizon Corp.	81,971	881,188
		938,920
Beverages – 0.0%(c)
Coca-Cola Europacific Partners PLC (United Kingdom)	2,016	117,956
Biotechnology & Pharmaceuticals – 4.4%
AbbVie, Inc.	816	115,203
Abcam PLC Sponsored - ADR (United Kingdom)(d)*	79,646	1,825,486
Amgen, Inc.	461	117,878
Bristol-Myers Squibb Co.	2,103	108,368
Dechra Pharmaceuticals PLC (United Kingdom)	24,620	1,141,113
Gilead Sciences, Inc.	1,642	128,963
Merck & Co., Inc.	1,182	121,391
Mirati Therapeutics, Inc.(d)*	13,894	771,534
Olink Holding AB ADR (Sweden)(d)*	34,225	852,887
Orchard Therapeutics PLC ADR (United Kingdom)(d)*	49,438	786,558
Pfizer, Inc.	3,550	108,488
Point Biopharma Global, Inc.*	85,908	1,087,595
Royalty Pharma PLC, Class A	307	8,249
Seagen, Inc.(d)*	18,341	3,903,148
Swedish Orphan Biovitrum AB (Sweden)*	18,689	384,474
		11,461,335
Chemicals – 0.2%
Rogers Corp.(d)*	4,177	513,312
Commercial Support Services – 2.6%
Applus Services S.A. (Spain)	31,467	331,288
Caverion OYJ (Finland)	167,873	1,515,153
H&R Block, Inc.	1,202	49,342
Sovos Brands, Inc.(d)*	176,883	3,840,130
SP Plus Corp.(d)*	19,310	975,734
		6,711,647
Construction Materials – 0.0%(c)
MDU Resources Group, Inc.	809	15,056

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Containers & Packaging – 0.3%
Amcor PLC	2,519	$ 22,394
Westrock Co.(d)	19,079	685,508
		707,902
Electric Utilities – 1.6%
Alliant Energy Corp.	278	13,564
Ameren Corp.	357	27,028
American Electric Power Co., Inc.	527	39,810
Brookfield Renewable Corp., Class A	1,560	35,506
CenterPoint Energy, Inc.	952	25,590
CMS Energy Corp.	816	44,341
Consolidated Edison, Inc.	1,447	127,032
DTE Energy Co.	210	20,240
Duke Energy Corp.	1,403	124,713
Edison International	117	7,378
Evergy, Inc.	1,890	92,875
Exelon Corp.	2,249	87,576
OGE Energy Corp.	645	22,059
Pinnacle West Capital Corp.	880	65,278
PNM Resources, Inc.(d)	76,536	3,234,411
Public Service Enterprise Group, Inc.	768	47,347
Sempra	345	24,160
WEC Energy Group, Inc.	1,346	109,551
Xcel Energy, Inc.	1,592	94,358
		4,242,817
Entertainment Content – 1.0%
TEGNA, Inc.(d)	168,837	2,449,825
Food – 1.0%
Campbell Soup Co.	3,018	121,957
Conagra Brands, Inc.	3,418	93,517
Flowers Foods, Inc.	3,808	83,509
General Mills, Inc.	1,912	124,739
Hershey (The) Co.	610	114,284
Hormel Foods Corp.	1,102	35,870
Hostess Brands, Inc.*	54,882	1,833,059
Ingredion, Inc.	214	20,026
Kellanova	2,271	114,617
Kraft Heinz (The) Co.	3,635	114,357
		2,655,935
Gas & Water Utilities – 0.1%
Atmos Energy Corp.	1,153	124,132
Brookfield Infrastructure Corp., Class A (Canada)	816	21,020
New Jersey Resources Corp.	352	14,284
	Number of Shares	Value
Gas & Water Utilities (Continued)
NiSource, Inc.	1,640	$ 41,263
ONE Gas, Inc.	538	32,495
		233,194
Health Care Facilities & Services – 0.8%
Amedisys, Inc.(d)*	17,938	1,641,148
Cardinal Health, Inc.	1,386	126,126
CVS Health Corp.	1,383	95,441
Patterson Cos., Inc.	686	20,895
Quest Diagnostics, Inc.	994	129,319
		2,012,929
Household Products – 0.0%(c)
Kimberly-Clark Corp.	998	119,401
Industrial Support Services – 0.4%
MSC Industrial Direct Co., Inc., Class A	498	47,186
Textainer Group Holdings Ltd. (China)(d)	17,660	867,459
		914,645
Insurance – 0.3%
Aflac, Inc.	1,595	124,586
American Financial Group, Inc.	328	35,870
Hartford Financial Services Group (The), Inc.	1,415	103,932
Old Republic International Corp.	4,584	125,510
Reinsurance Group of America, Inc.	262	39,161
TOWER Ltd. (New Zealand)	173,173	64,570
Travelers (The) Cos., Inc.	748	125,245
Unum Group	1,317	64,401
		683,275
Leisure Facilities & Services – 0.1%
Darden Restaurants, Inc.	717	104,345
Wendy's (The) Co.	927	17,632
		121,977
Medical Equipment & Devices – 0.0%(c)
Medtronic PLC	1,518	107,110
Oil & Gas Producers – 2.8%
Chevron Corp.	721	105,071
Denbury, Inc.*	33,519	2,979,504
Exxon Mobil Corp.	783	82,880
Hess Corp.(d)	11,930	1,722,692
Phillips 66	495	56,465

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Producers (Continued)
Pioneer Natural Resources Co.(d)	9,284	$ 2,218,876
Williams (The) Cos., Inc.	3,650	125,560
		7,291,048
Real Estate Investment Trusts – 1.1%
Hersha Hospitality Trust, Class A	66,963	664,273
NNN REIT, Inc.	755	27,429
Public Storage	129	30,794
Spirit Realty Capital, Inc.	55,162	1,985,280
		2,707,776
Retail - Consumer Staples – 0.6%
Albertsons Cos., Inc., Class A(d)	68,767	1,492,244
Kroger (The) Co.	2,357	106,937
		1,599,181
Retail - Discretionary – 0.4%
Chico's FAS, Inc.(d)*	106,504	796,650
Dick's Sporting Goods, Inc.	316	33,796
Genuine Parts Co.	590	76,028
		906,474
Semiconductors – 0.6%
Magnachip Semiconductor Corp. (South Korea)*	26,184	193,500
Silicon Motion Technology Corp. ADR (Taiwan)*	26,454	1,417,405
		1,610,905
Software – 4.7%
Avid Technology, Inc.*	102,314	2,764,524
EngageSmart, Inc.(d)*	43,053	975,150
Kahoot! ASA (Norway)*	301,764	945,261
Splunk, Inc.(d)*	5,555	817,474
Tabula Rasa HealthCare, Inc.*	108,734	1,134,096
VMware, Inc., Class A*	38,258	5,572,278
		12,208,783
Steel – 0.1%
Kloeckner & Co. S.E. (Germany)	19,511	199,427
Technology Hardware – 0.1%
Cisco Systems, Inc.	2,243	116,928
Garmin Ltd.	285	29,221
Juniper Networks, Inc.	4,368	117,586
NetApp, Inc.	233	16,958
		280,693
	Number of Shares	Value
Technology Services – 0.3%
Amdocs Ltd.	563	$ 45,130
Automatic Data Processing, Inc.	501	109,328
International Business Machines Corp.	857	123,956
Moneylion, Inc.*	837	16,104
Network International Holdings PLC (United Arab Emirates)(b)*	85,168	401,441
		695,959
Telecommunications – 0.0%(c)
GCI Liberty Escrow, Inc., Class A(e)*	31,520	—
Tobacco & Cannabis – 0.0%(c)
Philip Morris International, Inc.	236	21,042
Transportation & Logistics – 0.9%
Euronav N.V. (Belgium)(d)	129,557	2,310,001
Union Pacific Corp.	364	75,570
		2,385,571
Total Common Stocks (Cost $73,204,997)		69,501,589

	Par (a)
Convertible Bonds – 24.6%
Asset Management – 0.8%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	$1,073,000	996,161
WisdomTree, Inc., 5.75%, 8/15/28(b)(d)	1,056,000	1,036,200
		2,032,361
Automotive – 0.2%
Rivian Automotive, Inc., 4.63%, 3/15/29(b)(d)	598,000	628,797
Biotechnology & Pharmaceuticals – 1.9%
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(b)(d)	195,000	189,832
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	720,000	526,651
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	657,000	365,993
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(b)(d)	1,151,000	988,239
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	1,367,000	1,114,238

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Insmed, Inc., 0.75%, 6/01/28(d)	$ 413,000	$ 397,306
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(b)(d)	548,000	637,392
Revance Therapeutics, Inc., 1.75%, 2/15/27(d)	808,000	604,659
		4,824,310
Cable & Satellite – 0.9%
Cable One, Inc., 1.13%, 3/15/28(d)	1,343,000	991,805
Liberty Media Corp., 3.75%, 3/15/28(b)(d)	1,343,000	1,459,841
		2,451,646
Commercial Support Services – 0.0%(c)
PureCycle Technologies, Inc., 7.25%, 8/15/30(b)(d)	202,000	119,223
Consumer Services – 0.4%
Chegg, Inc., 0.13%, 3/15/25(d)	1,275,000	1,122,000
E-Commerce Discretionary – 0.8%
PDD Holdings, Inc., 0.00%, 12/01/25(f)	1,190,000	1,183,454
Wayfair, Inc., 1.00%, 8/15/26(d)	1,029,000	772,779
		1,956,233
Electric Utilities – 0.9%
CenterPoint Energy, Inc., 4.25%, 8/15/26(b)	409,000	399,389
Duke Energy Corp., 4.13%, 4/15/26(b)(d)	996,000	969,775
NRG Energy, Inc., 2.75%, 6/01/48(d)	798,000	891,366
		2,260,530
Electrical Equipment – 0.5%
Advanced Energy Industries, Inc., 2.50%, 9/15/28(b)(d)	234,000	216,162
Itron, Inc., 0.00%, 3/15/26(d)(f)	499,000	421,440
Mesa Laboratories, Inc., 1.38%, 8/15/25(d)	622,000	552,774
		1,190,376
Engineering & Construction – 0.1%
Tetra Tech, Inc., 2.25%, 8/15/28(b)(d)	199,000	192,532
	Par (a)	Value
Health Care Facilities & Services – 0.0%(c)
UpHealth, Inc.,
(SOFR + 9.00%), 14.32%, 12/15/25(b)(g)	$ 91,000	$ 72,345
6.25%, 6/15/26(b)	66,000	15,180
		87,525
Household Products – 0.4%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	1,394,000	1,043,581
Internet Media & Services – 2.4%
Airbnb, Inc., 0.00%, 3/15/26(d)(f)	786,000	679,497
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,969,000	1,545,665
Lyft, Inc., 1.50%, 5/15/25	1,391,000	1,268,592
Snap, Inc., 0.00%, 5/01/27(d)(f)	1,353,000	1,008,661
Upwork, Inc., 0.25%, 8/15/26(d)	1,498,000	1,225,364
Ziff Davis, Inc., 1.75%, 11/01/26	567,000	510,017
		6,237,796
Leisure Facilities & Services – 1.3%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,492,000	1,238,014
Live Nation Entertainment, Inc., 3.13%, 1/15/29(b)(d)	852,000	855,408
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)	316,000	488,536
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(b)(d)	883,000	742,603
		3,324,561
Medical Equipment & Devices – 1.2%
CONMED Corp., 2.25%, 6/15/27	698,000	650,187
Enovis Corp., 3.88%, 10/15/28(b)	357,000	371,994
Haemonetics Corp., 0.00%, 3/01/26(d)(f)	1,609,000	1,379,797
Integer Holdings Corp., 2.13%, 2/15/28(b)(d)	631,000	692,054
		3,094,032
Metals & Mining – 0.2%
Equinox Gold Corp., 4.75%, 10/15/28(b)(d)	547,000	538,467

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil, Gas Services & Equipment – 0.3%
Helix Energy Solutions Group, Inc., 6.75%, 2/15/26(d)	$ 488,000	$ 761,524
Real Estate Investment Trusts – 1.2%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(f)	928,000	877,254
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	1,469,000	1,157,002
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,464,000	1,211,742
		3,245,998
Real Estate Services – 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(d)	711,000	527,100
Renewable Energy – 0.4%
Sunnova Energy International, Inc.,
0.25%, 12/01/26	1,027,000	549,445
2.63%, 2/15/28	860,000	413,660
		963,105
Retail - Discretionary – 0.3%
Patrick Industries, Inc., 1.75%, 12/01/28(d)	841,000	790,961
Software – 2.8%
Bentley Systems, Inc., 0.38%, 7/01/27(d)	984,000	834,924
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(d)	1,538,000	1,338,747
Envestnet, Inc.,
0.75%, 8/15/25(d)	577,000	523,339
2.63%, 12/01/27(b)	729,000	623,295

i3 Verticals LLC, 1.00%, 2/15/25(d)	1,035,000	945,084
Jamf Holding Corp., 0.13%, 9/01/26(d)	709,000	581,904
Kaleyra, Inc., 6.13%, 6/01/26(b)	82,000	81,612
Mitek Systems, Inc., 0.75%, 2/01/26(d)	825,000	709,021
NextGen Healthcare, Inc., 3.75%, 11/15/27(b)(d)	422,000	474,263
Q2 Holdings, Inc., 0.75%, 6/01/26(d)	359,000	308,823
Verint Systems, Inc., 0.25%, 4/15/26(d)	1,102,000	928,435
		7,349,447
	Par (a)	Value
Specialty Finance – 3.8%
Arbor Realty Trust, Inc., 7.50%, 8/01/25(b)	$ 547,000	$ 519,650
EZCORP, Inc.,
2.38%, 5/01/25	521,000	478,960
3.75%, 12/15/29(b)	398,000	379,045

LendingTree, Inc., 0.50%, 7/15/25	1,842,000	1,436,760
PennyMac Corp.,
5.50%, 11/01/24(d)	2,100,000	2,042,250
5.50%, 3/15/26	923,000	838,786

SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(f)	1,950,000	1,467,375
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,835,000	1,643,243
Upstart Holdings, Inc., 0.25%, 8/15/26	1,499,000	945,869
		9,751,938
Technology Hardware – 0.2%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	764,000	622,675
Technology Services – 1.4%
Affirm Holdings, Inc., 0.00%, 11/15/26(f)	1,162,000	828,622
Block, Inc.,
0.13%, 3/01/25	356,000	327,876
0.25%, 11/01/27	647,000	483,633

CSG Systems International, Inc., 3.88%, 9/15/28(b)(d)	388,000	359,653
Perficient, Inc., 0.13%, 11/15/26	1,266,000	1,011,982
Repay Holdings Corp., 0.00%, 2/01/26(b)(f)	632,000	501,840
		3,513,606
Transportation & Logistics – 1.6%
Air Transport Services Group, Inc., 3.88%, 8/15/29(b)(d)	1,014,000	935,922
American Airlines Group, Inc., 6.50%, 7/01/25	1,296,000	1,312,848
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	1,341,000	1,053,490
Spirit Airlines, Inc., 1.00%, 5/15/26(d)	1,321,000	767,329
		4,069,589

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Transportation Equipment – 0.4%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	$1,106,000	$ 955,252
Total Convertible Bonds (Cost $69,167,984)		63,655,165

	Number of Shares
Convertible Preferred Stocks – 1.0%
Asset Management – 0.2%
Apollo Global Management, Inc., 6.75%	11,468	551,725
Banking – 0.3%
New York Community Capital Trust V, 6.00%	23,824	840,034
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	565,305
Technology Hardware – 0.3%
NCR Voyix Corp., (100% Cash), 5.50%(h)	556	673,421
Total Convertible Preferred Stocks (Cost $3,005,481)		2,630,485

	Par (a)
Corporate Bonds – 16.4%
Advertising & Marketing – 0.0%(c)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$ 35,000	$ 28,525
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	3,850
		32,375
Aerospace & Defense – 0.4%
Boeing (The) Co.,
2.20%, 2/04/26	60,000	55,130
5.15%, 5/01/30	105,000	98,380
General Dynamics Corp.,
3.50%, 4/01/27	130,000	121,886
3.75%, 5/15/28	70,000	65,215
Lockheed Martin Corp.,
5.10%, 11/15/27	40,000	39,539
3.90%, 6/15/32	105,000	91,908
5.25%, 1/15/33	170,000	163,798
4.75%, 2/15/34	320,000	294,140

Moog, Inc., 4.25%, 12/15/27(b)	5,000	4,451
	Par (a)	Value
Aerospace & Defense (Continued)
TransDigm, Inc.,
5.50%, 11/15/27	$ 54,000	$ 50,272
6.75%, 8/15/28(b)	114,000	110,692
6.88%, 12/15/30(b)	12,000	11,587
		1,106,998
Apparel & Textile Products – 0.0%(c)
Tapestry, Inc., 3.05%, 3/15/32	140,000	100,447
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.00%, 4/02/25	100,000	96,033
5.15%, 5/15/33	85,000	78,455
Ares Capital Corp.,
2.15%, 7/15/26	48,000	42,158
2.88%, 6/15/27	60,000	52,037
2.88%, 6/15/28	40,000	33,106

Barings BDC, Inc., 3.30%, 11/23/26	35,000	30,628
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	43,945
5.88%, 8/24/26	75,000	74,481

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	23,000	19,641
FS KKR Capital Corp.,
2.63%, 1/15/27	105,000	89,515
3.25%, 7/15/27	10,000	8,595

Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	8,744
NFP Corp.,
6.88%, 8/15/28(b)	31,000	26,471
8.50%, 10/01/31(b)	20,000	19,665
		623,474
Automotive – 0.2%
Adient Global Holdings Ltd.,
7.00%, 4/15/28(b)	10,000	9,843
8.25%, 4/15/31(b)	9,000	8,759

American Honda Finance Corp., 1.20%, 7/08/25	75,000	69,649
General Motors Financial Co., Inc.,
4.35%, 4/09/25	80,000	77,784
2.35%, 2/26/27	200,000	175,819

Lear Corp., 3.80%, 9/15/27	60,000	54,964

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Automotive (Continued)

Tenneco, Inc., 8.00%, 11/17/28(b)	$ 30,000	$ 24,075
Toyota Motor Credit Corp., 1.13%, 6/18/26	30,000	26,829
		447,722
Banking – 1.8%
Bank of America Corp.,
4.00%, 1/22/25	50,000	48,662
(SOFR + 0.91%), 0.98%, 9/25/25(i)	20,000	19,036
(3M CME Term SOFR + 1.07%), 3.37%, 1/23/26(i)	25,000	24,029
(SOFR + 1.33%), 3.38%, 4/02/26(i)	695,000	665,915
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	192,994
(SOFR + 1.75%), 4.83%, 7/22/26(i)	105,000	102,319
(SOFR + 2.04%), 4.95%, 7/22/28(i)	110,000	104,538
(SOFR + 1.99%), 6.20%, 11/10/28(i)	125,000	124,157
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	80,000	63,056
(SOFR + 1.22%), 2.65%, 3/11/32(i)	50,000	38,319
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	22,468
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	72,255
Citigroup, Inc.,
(SOFR + 1.37%), 4.14%, 5/24/25(i)	110,000	108,642
(SOFR + 0.77%), 1.46%, 6/09/27(i)	375,000	330,076
4.45%, 9/29/27	100,000	92,374
(SOFR + 1.94%), 3.79%, 3/17/33(i)	140,000	113,655

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	29,058
JPMorgan Chase & Co.,
(SOFR + 0.61%), 1.56%, 12/10/25(i)	25,000	23,658
(SOFR + 0.92%), 2.60%, 2/24/26(i)	327,000	311,667
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(i)	300,000	283,097
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	161,887
	Par (a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	$205,000	$ 182,291
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	82,758
(SOFR + 1.99%), 4.85%, 7/25/28(i)	245,000	234,099
(SOFR + 2.08%), 4.91%, 7/25/33(i)	90,000	80,841
(SOFR + 1.85%), 5.35%, 6/01/34(i)	120,000	110,678
Santander Holdings USA, Inc.,
(SOFR Index + 1.38%), 4.26%, 6/09/25(i)	70,000	68,471
(SOFR + 2.36%), 6.50%, 3/09/29(i)	10,000	9,672
Truist Financial Corp.,
4.00%, 5/01/25	50,000	48,042
(SOFR + 1.46%), 4.26%, 7/28/26(i)	90,000	86,198

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(i)	20,000	18,565
Wells Fargo & Co.,
(3M CME Term SOFR + 1.09%), 2.41%, 10/30/25(i)	12,000	11,514
(SOFR + 1.32%), 3.91%, 4/25/26(i)	165,000	159,094
(SOFR + 1.51%), 3.53%, 3/24/28(i)	160,000	145,884
(SOFR + 1.98%), 4.81%, 7/25/28(i)	240,000	227,037
(SOFR + 1.74%), 5.57%, 7/25/29(i)	80,000	77,143
(SOFR + 1.99%), 5.56%, 7/25/34(i)	90,000	82,385
		4,556,534
Beverages – 0.1%
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	62,002
PepsiCo, Inc., 4.45%, 2/15/33	100,000	93,662
		155,664
Biotechnology & Pharmaceuticals – 0.6%
AbbVie, Inc.,
2.60%, 11/21/24	370,000	357,516
3.80%, 3/15/25	70,000	68,141
3.60%, 5/14/25	170,000	164,459

Bausch Health Americas, Inc., 8.50%, 1/31/27(b)	2,000	895

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)

Bausch Health Cos., Inc., 11.00%, 9/30/28(b)	$ 69,000	$ 42,090
Biogen, Inc., 2.25%, 5/01/30	135,000	106,025
Bristol-Myers Squibb Co.,
1.45%, 11/13/30	50,000	37,680
5.75%, 2/01/31(j)	90,000	89,454

Eli Lilly & Co., 4.70%, 2/27/33	70,000	65,736
Jazz Securities DAC, 4.38%, 1/15/29(b)	42,000	36,526
Merck & Co., Inc., 4.50%, 5/17/33	240,000	218,178
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	70,000	54,664
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	40,000	33,402
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	28,674
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	280,000	211,014
Zoetis, Inc.,
3.00%, 9/12/27	140,000	127,213
2.00%, 5/15/30	20,000	15,752
		1,657,419
Cable & Satellite – 0.4%
Cable One, Inc., 4.00%, 11/15/30(b)	30,000	22,350
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	5,000	4,376
6.38%, 9/01/29(b)	40,000	36,608
7.38%, 3/01/31(b)	115,000	108,677
4.75%, 2/01/32(b)	135,000	105,376
4.50%, 6/01/33(b)	32,000	23,871
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.25%, 1/15/29	15,000	12,146
2.30%, 2/01/32	120,000	85,731
Comcast Corp.,
3.40%, 4/01/30	50,000	43,286
4.80%, 5/15/33	110,000	100,328

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	155,000	135,816
DISH DBS Corp.,
7.75%, 7/01/26	22,000	14,742
	Par (a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
5.75%, 12/01/28(b)	$ 28,000	$ 20,335

GCI LLC, 4.75%, 10/15/28(b)	20,000	17,162
Sirius XM Radio, Inc.,
5.00%, 8/01/27(b)	80,000	73,352
5.50%, 7/01/29(b)	134,000	118,734
4.13%, 7/01/30(b)	30,000	23,821
		946,711
Chemicals – 0.5%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	97,198
Ashland, Inc., 3.38%, 9/01/31(b)	70,000	53,660
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	65,000	63,461
Chemours (The) Co.,
5.38%, 5/15/27	61,000	55,108
5.75%, 11/15/28(b)	89,000	75,272

CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	69,000	60,893
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	27,723
PPG Industries, Inc., 1.20%, 3/15/26	165,000	148,046
Rain Carbon, Inc., 12.25%, 9/01/29(b)	32,000	32,560
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	7,000	5,286
Tronox, Inc., 4.63%, 3/15/29(b)	28,000	22,057
Valvoline, Inc., 4.25%, 2/15/30(b)	735,000	719,985
		1,361,249
Commercial Support Services – 0.2%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	36,000	30,876
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(b)	25,000	21,716
APX Group, Inc.,
6.75%, 2/15/27(b)	7,000	6,758
5.75%, 7/15/29(b)	42,000	34,917
Cintas Corp. No. 2,
3.45%, 5/01/25	87,000	84,197
3.70%, 4/01/27	171,000	161,178

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Commercial Support Services (Continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(b)	$ 50,000	$ 48,505
6.25%, 1/15/28(b)	33,000	30,601

TriNet Group, Inc., 7.13%, 8/15/31(b)	23,000	22,237
VT Topco, Inc., 8.50%, 8/15/30(b)	15,000	14,634
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,138
3.20%, 6/01/32	55,000	44,522

Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	46,000	40,865
Williams Scotsman, Inc.,
6.13%, 6/15/25(b)	51,000	50,110
7.38%, 10/01/31(b)	10,000	9,836
		605,090
Construction Materials – 0.1%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)	15,000	14,183
Eagle Materials, Inc., 2.50%, 7/01/31	38,000	28,972
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	28,000	25,888
Standard Industries, Inc., 4.38%, 7/15/30(b)	135,000	110,298
		179,341
Consumer Services – 0.0%(c)
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	3,000	2,732
Service Corp. International, 4.00%, 5/15/31	54,000	43,708
		46,440
Containers & Packaging – 0.0%(c)
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26(b)	10,000	9,366
9.25%, 4/15/27(b)	11,000	9,161
		18,527
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	71,894
E-Commerce Discretionary – 0.0%(c)
eBay, Inc., 1.90%, 3/11/25	50,000	47,379
	Par (a)	Value
Electric Utilities – 0.9%
AEP Texas, Inc., 3.95%, 6/01/28	$ 50,000	$45,886
AES (The) Corp., 5.45%, 6/01/28	30,000	28,649
Alabama Power Co., 3.05%, 3/15/32	35,000	28,412
Appalachian Power Co., 4.50%, 8/01/32	50,000	43,646
Arizona Public Service Co., 2.20%, 12/15/31	50,000	36,963
Berkshire Hathaway Energy Co.,
3.70%, 7/15/30	60,000	52,199
1.65%, 5/15/31	25,000	18,236

Black Hills Corp., 3.15%, 1/15/27	20,000	18,248
Calpine Corp.,
4.63%, 2/01/29(b)	25,000	21,116
5.00%, 2/01/31(b)	53,000	42,749

CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	26,830
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	21,665
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	47,846
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	42,048
DTE Electric Co., 5.20%, 4/01/33	50,000	47,105
DTE Energy Co., 1.05%, 6/01/25	55,000	50,808
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	18,471
Duke Energy Corp.,
2.65%, 9/01/26	100,000	91,644
3.40%, 6/15/29	50,000	43,782
5.75%, 9/15/33	5,000	4,749
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	16,528
5.25%, 3/15/33	10,000	9,424

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	66,250
Eversource Energy, 5.13%, 5/15/33	50,000	45,194
Exelon Corp., 5.15%, 3/15/28	40,000	38,803
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	23,395
4.80%, 5/15/33	30,000	27,496
Georgia Power Co.,
4.65%, 5/16/28	30,000	28,659
4.70%, 5/15/32	20,000	18,107

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Electric Utilities (Continued)

ITC Holdings Corp., 3.35%, 11/15/27	$ 90,000	$ 81,723
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	75,481
2.40%, 3/15/30	50,000	40,252
NextEra Energy Capital Holdings, Inc.,
4.45%, 6/20/25	190,000	185,255
5.75%, 9/01/25	30,000	29,859
NRG Energy, Inc.,
5.25%, 6/15/29(b)	119,000	104,989
3.88%, 2/15/32(b)	31,000	23,038

Oncor Electric Delivery Co. LLC, 4.30%, 5/15/28(b)	25,000	23,621
Pacific Gas and Electric Co., 2.50%, 2/01/31	80,000	59,305
PG&E Corp., 5.25%, 7/01/30	119,000	104,232
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	18,695
PPL Electric Utilities Corp., 5.00%, 5/15/33	10,000	9,274
Public Service Co. of Colorado, 4.10%, 6/01/32	25,000	21,630
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,111
5.20%, 8/01/33	20,000	18,987

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	7,504
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	43,383
Sempra, 5.50%, 8/01/33	10,000	9,300
Southern (The) Co., 5.20%, 6/15/33	50,000	45,959
Southern California Edison Co.,
2.95%, 2/01/51	6,000	3,334
5.88%, 12/01/53	10,000	8,896

Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,210
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	15,000	15,242
Union Electric Co., 2.95%, 3/15/30	70,000	58,919
Virginia Electric and Power Co., 2.30%, 11/15/31	45,000	34,364
	Par (a)	Value
Electric Utilities (Continued)
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	$ 25,000	$ 23,784
5.63%, 2/15/27(b)	76,000	71,517
5.00%, 7/31/27(b)	50,000	45,739
7.75%, 10/15/31(b)	35,000	33,783

WEC Energy Group, Inc., 5.60%, 9/12/26	15,000	14,910
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	8,455
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	3,709
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	8,840
		2,257,208
Electric, Gas Marketing & Trading – 0.0%(c)
PECO Energy Co., 4.90%, 6/15/33	20,000	18,505
Electrical Equipment – 0.1%
Atkore, Inc., 4.25%, 6/01/31(b)	55,000	45,444
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	101,198
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)	15,000	14,269
		160,911
Engineering & Construction – 0.0%(c)
Brand Industrial Services, Inc., 10.38%, 8/01/30(b)	15,000	14,887
Quanta Services, Inc., 2.35%, 1/15/32	50,000	35,993
TopBuild Corp., 4.13%, 2/15/32(b)	20,000	15,822
Tutor Perini Corp., 6.88%, 5/01/25(b)	13,000	11,180
		77,882
Entertainment Content – 0.1%
ROBLOX Corp., 3.88%, 5/01/30(b)	13,000	10,548
TEGNA, Inc.,
4.63%, 3/15/28	53,000	45,713
5.00%, 9/15/29	200,000	167,500
Univision Communications, Inc.,
6.63%, 6/01/27(b)	23,000	21,008
8.00%, 8/15/28(b)	5,000	4,722
7.38%, 6/30/30(b)	116,000	102,139
		351,630

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Finance Companies – 0.0%(c)
Blackstone Private Credit Fund, 2.70%, 1/15/25	$ 60,000	$ 56,940
Food – 0.1%
BellRing Brands, Inc., 7.00%, 3/15/30(b)	37,000	35,936
General Mills, Inc.,
4.00%, 4/17/25	30,000	29,195
4.95%, 3/29/33	35,000	31,787

Hershey (The) Co., 4.50%, 5/04/33	35,000	32,162
Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	103,000	85,219
Mondelez International, Inc., 2.63%, 3/17/27	40,000	36,197
Post Holdings, Inc., 5.50%, 12/15/29(b)	63,000	56,184
		306,680
Forestry, Paper & Wood Products – 0.0%(c)
Boise Cascade Co., 4.88%, 7/01/30(b)	61,000	52,474
Domtar Corp., 6.75%, 10/01/28(b)	21,000	17,089
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	28,000	23,063
		92,626
Gas & Water Utilities – 0.1%
American Water Capital Corp., 4.45%, 6/01/32	30,000	26,990
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 8/20/26	11,000	10,312
5.75%, 5/20/27	42,000	38,599
9.38%, 6/01/28(b)	48,000	47,436

NiSource, Inc., 0.95%, 8/15/25	100,000	91,367
ONE Gas, Inc., 4.25%, 9/01/32	25,000	22,025
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	9,286
Southern California Gas Co., 5.20%, 6/01/33	30,000	27,717
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	9,518
	Par (a)	Value
Gas & Water Utilities (Continued)

Southwest Gas Corp., 4.05%, 3/15/32	$ 25,000	$ 21,173
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	26,000	21,536
		325,959
Health Care Facilities & Services – 0.7%
Acadia Healthcare Co., Inc., 5.50%, 7/01/28(b)	21,000	19,387
Aetna, Inc., 3.50%, 11/15/24	40,000	38,992
Cencora, Inc., 2.70%, 3/15/31	90,000	71,317
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	33,000	30,164
6.88%, 4/15/29(b)	33,000	13,626

Cigna Group (The), 1.25%, 3/15/26	100,000	89,965
DaVita, Inc., 4.63%, 6/01/30(b)	102,000	79,939
Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	3,000	2,895
HCA, Inc.,
3.50%, 9/01/30	50,000	41,382
3.63%, 3/15/32	121,000	97,195

Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(b)	20,000	19,223
Humana, Inc.,
4.50%, 4/01/25	57,000	55,993
5.75%, 3/01/28	70,000	69,730
LifePoint Health, Inc.,
9.88%, 8/15/30(b)	35,000	31,631
11.00%, 10/15/30(b)	25,000	23,527

McKesson Corp., 0.90%, 12/03/25	75,000	67,991
Molina Healthcare, Inc., 4.38%, 6/15/28(b)	200,000	178,003
Star Parent, Inc., 9.00%, 10/01/30(b)	10,000	9,924
Tenet Healthcare Corp.,
6.13%, 10/01/28	124,000	115,010
6.13%, 6/15/30	13,000	12,032
6.75%, 5/15/31(b)	20,000	18,993
UnitedHealth Group, Inc.,
4.25%, 1/15/29	30,000	28,204
5.30%, 2/15/30	390,000	382,839
2.00%, 5/15/30	125,000	99,327
4.50%, 4/15/33	320,000	288,129
		1,885,418

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Home & Office Products – 0.0%(c)
Steelcase, Inc., 5.13%, 1/18/29	$ 17,000	$ 14,980
Tempur Sealy International, Inc.,
4.00%, 4/15/29(b)	25,000	20,510
3.88%, 10/15/31(b)	43,000	32,202
		67,692
Home Construction – 0.1%
Lennar Corp., 5.00%, 6/15/27	35,000	33,775
Masco Corp., 3.50%, 11/15/27	45,000	40,680
NVR, Inc., 3.00%, 5/15/30	135,000	110,801
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	55,106
3.80%, 11/01/29	30,000	25,842
		266,204
Household Products – 0.0%(c)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	21,000	18,590
Industrial Support Services – 0.0%(c)
EquipmentShare.com, Inc., 9.00%, 5/15/28(b)	15,000	14,100
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	2,000	1,715
United Rentals North America, Inc., 6.00%, 12/15/29(b)	10,000	9,622
		25,437
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(i)	50,000	46,913
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	42,000	30,838
3.63%, 10/01/31(b)	18,000	12,238
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.46%), 3.27%, 9/29/25(i)	25,000	24,261
(SOFR + 0.61%), 0.86%, 2/12/26(i)	90,000	83,478
3.50%, 11/16/26	50,000	46,370
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	401,741
(SOFR + 0.80%), 1.43%, 3/09/27(i)	110,000	97,694
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	$ 50,000	$ 44,914
3.80%, 3/15/30	50,000	43,199
(SOFR + 1.09%), 1.99%, 1/27/32(i)	65,000	47,685
(SOFR + 1.28%), 2.62%, 4/22/32(i)	10,000	7,619
(SOFR + 1.25%), 2.38%, 7/21/32(i)	75,000	55,669

Intercontinental Exchange, Inc., 1.85%, 9/15/32	30,000	21,341
Jefferies Financial Group, Inc., 5.88%, 7/21/28	45,000	43,439
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(i)	20,000	18,812
(SOFR + 1.67%), 4.68%, 7/17/26(i)	260,000	252,631
(SOFR + 0.72%), 0.99%, 12/10/26(i)	360,000	320,382
(SOFR + 0.88%), 1.59%, 5/04/27(i)	70,000	62,200
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(i)	50,000	45,526
(SOFR + 3.12%), 3.62%, 4/01/31(i)	145,000	122,768
(SOFR + 1.03%), 1.79%, 2/13/32(i)	350,000	253,212
(SOFR + 1.87%), 5.25%, 4/21/34(i)	160,000	144,161
		2,227,091
Insurance – 0.6%
Aflac, Inc., 1.13%, 3/15/26	30,000	26,937
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(b)	11,000	10,046
6.75%, 4/15/28(b)	10,000	9,502

Aon Corp., 2.80%, 5/15/30	20,000	16,320
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	15,066
5.50%, 3/02/33	170,000	158,353
6.50%, 2/15/34	75,000	74,439

Assurant, Inc., 4.90%, 3/27/28	65,000	61,550
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	70,000	69,517

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Insurance (Continued)

AssuredPartners, Inc., 5.63%, 1/15/29(b)	$ 3,000	$ 2,545
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	82,294
4.20%, 3/17/32	50,000	41,911

Corebridge Financial, Inc., 3.50%, 4/04/25	10,000	9,615
Enstar Group Ltd., 3.10%, 9/01/31	165,000	121,978
HUB International Ltd.,
7.00%, 5/01/26(b)	10,000	9,734
7.25%, 6/15/30(b)	10,000	9,755
Marsh & McLennan Cos., Inc.,
2.25%, 11/15/30	50,000	39,329
2.38%, 12/15/31	410,000	313,771
5.75%, 11/01/32	100,000	97,499
5.40%, 9/15/33	96,000	91,247

Principal Financial Group, Inc., 5.38%, 3/15/33	40,000	37,378
Progressive (The) Corp.,
2.50%, 3/15/27	90,000	81,254
3.20%, 3/26/30	60,000	51,125

Unum Group, 4.00%, 6/15/29	135,000	120,275
		1,551,440
Internet Media & Services – 0.4%
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	21,429
Meta Platforms, Inc.,
3.50%, 8/15/27	130,000	122,222
4.60%, 5/15/28	50,000	48,467
4.80%, 5/15/30	40,000	38,570
3.85%, 8/15/32	235,000	204,245
4.95%, 5/15/33	220,000	206,235
VeriSign, Inc.,
4.75%, 7/15/27	100,000	95,316
2.70%, 6/15/31	300,000	231,678

Ziff Davis, Inc., 4.63%, 10/15/30(b)	187,000	156,560
		1,124,722
Leisure Facilities & Services – 0.6%
Affinity Interactive, 6.88%, 12/15/27(b)	9,000	7,336
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	8,707
Caesars Entertainment, Inc., 7.00%, 2/15/30(b)	32,000	30,883
Carnival Corp.,
7.63%, 3/01/26(b)	15,000	14,586
	Par (a)	Value
Leisure Facilities & Services (Continued)
Carnival Corp.,
6.00%, 5/01/29(b)	$ 23,000	$ 19,430
10.50%, 6/01/30(b)	86,000	87,258

Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	63,000	67,171
Choice Hotels International, Inc., 3.70%, 12/01/29	5,000	4,095
Churchill Downs, Inc., 6.75%, 5/01/31(b)	53,000	48,892
Darden Restaurants, Inc., 6.30%, 10/10/33	30,000	29,140
Hilton Domestic Operating Co., Inc.,
4.88%, 1/15/30	128,000	114,909
4.00%, 5/01/31(b)	50,000	41,408
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	32,000	26,800
4.88%, 7/01/31(b)	70,000	55,432

Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	29,649
Live Nation Entertainment, Inc., 6.50%, 5/15/27(b)	10,000	9,756
Marriott International, Inc.,
5.75%, 5/01/25	9,000	8,972
5.00%, 10/15/27	35,000	33,809
5.55%, 10/15/28	30,000	29,235
2.85%, 4/15/31	110,000	86,442

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	20,544
McDonald's Corp., 4.60%, 9/09/32	320,000	293,652
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	8,325
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	65,000	58,337
8.13%, 1/15/29(b)	15,000	14,655
7.75%, 2/15/29(b)	2,000	1,746

Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(b)	65,000	59,783
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26(b)	36,000	33,972
11.63%, 8/15/27(b)	104,000	112,795

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)

Station Casinos LLC, 4.63%, 12/01/31(b)	$ 15,000	$ 11,843
Travel + Leisure Co.,
6.63%, 7/31/26(b)	35,000	34,151
6.00%, 4/01/27	34,000	31,756
4.63%, 3/01/30(b)	23,000	18,829
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29(b)	9,000	7,675
7.13%, 2/15/31(b)	12,000	11,175
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	44,511
4.63%, 1/31/32	96,000	81,799
		1,599,458
Leisure Products – 0.0%(c)
Thor Industries, Inc., 4.00%, 10/15/29(b)	24,000	19,345
Machinery – 0.2%
Eaton Corp., 4.15%, 3/15/33	20,000	17,596
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	25,000	18,326
IDEX Corp., 2.63%, 6/15/31	180,000	140,466
Ingersoll Rand, Inc.,
5.40%, 8/14/28	90,000	87,695
5.70%, 8/14/33	60,000	56,692

Oshkosh Corp., 3.10%, 3/01/30	103,000	87,052
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	54,283
Terex Corp., 5.00%, 5/15/29(b)	22,000	19,258
Titan International, Inc., 7.00%, 4/30/28	51,000	46,602
		527,970
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	23,242
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	15,000	14,899
Becton Dickinson & Co., 3.70%, 6/06/27	55,000	51,177
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	65,588
Embecta Corp., 5.00%, 2/15/30(b)	18,000	14,293
	Par (a)	Value
Medical Equipment & Devices (Continued)
Hologic, Inc., 4.63%, 2/01/28(b)	$ 50,000	$ 45,470
Medline Borrower L.P., 5.25%, 10/01/29(b)	40,000	34,049
		248,718
Metals & Mining – 0.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	15,000	14,813
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	31,809
Novelis Corp., 4.75%, 1/30/30(b)	55,000	46,666
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	20,000	16,740
		110,028
Oil & Gas Producers – 1.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/01/27(b)	26,000	24,850
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	39,559
Chesapeake Energy Corp., 6.75%, 4/15/29(b)	5,000	4,892
Chevron USA, Inc., 3.25%, 10/15/29	20,000	17,769
Civitas Resources, Inc.,
5.00%, 10/15/26(b)	20,000	18,713
8.38%, 7/01/28(b)	53,000	53,327
8.63%, 11/01/30(b)	10,000	10,178
8.75%, 7/01/31(b)	30,000	30,278
CNX Resources Corp.,
7.25%, 3/14/27(b)	12,000	11,810
6.00%, 1/15/29(b)	40,000	36,678
7.38%, 1/15/31(b)	26,000	24,842

Columbia Pipeline Group, Inc., 4.50%, 6/01/25	235,000	229,281
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	64,000	58,241
5.88%, 1/15/30(b)	6,000	5,130

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	60,000	52,185
Crescent Energy Finance LLC,
7.25%, 5/01/26(b)	36,000	34,852
9.25%, 2/15/28(b)	30,000	30,215

DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	3,932

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)

Earthstone Energy Holdings LLC, 9.88%, 7/15/31(b)	$ 25,000	$ 26,922
Energy Transfer L.P.,
4.05%, 3/15/25	50,000	48,603
2.90%, 5/15/25	80,000	76,208
5.75%, 2/15/33	90,000	84,370
6.55%, 12/01/33	50,000	49,341
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	23,573
5.38%, 6/01/29	12,000	10,980

EnLink Midstream Partners L.P., 5.45%, 6/01/47	8,000	6,014
EQM Midstream Partners L.P., 7.50%, 6/01/30(b)	90,000	88,302
EQT Corp.,
3.90%, 10/01/27	100,000	92,009
7.00%, 2/01/30	100,000	101,322

FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	15,000	14,579
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	88,255
Gulfport Energy Corp., 8.00%, 5/17/26	11,000	10,981
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	33,164
Hess Corp., 4.30%, 4/01/27	50,000	47,843
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	69,252
4.25%, 2/15/30(b)	25,000	21,392
5.50%, 10/15/30(b)	6,000	5,447
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/28(b)	20,000	18,699
6.00%, 2/01/31(b)	63,000	55,186
6.25%, 4/15/32(b)	40,000	34,932

Howard Midstream Energy Partners LLC, 8.88%, 7/15/28(b)	15,000	15,080
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	53,172
7.75%, 1/15/32	20,000	21,227
5.20%, 6/01/33	10,000	9,012

Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	48,958
MPLX L.P.,
4.88%, 12/01/24	12,000	11,838
4.88%, 6/01/25	735,000	720,535
4.13%, 3/01/27	180,000	169,044
	Par (a)	Value
Oil & Gas Producers (Continued)
MPLX L.P.,
4.25%, 12/01/27	$ 90,000	$ 83,719
2.65%, 8/15/30	50,000	39,500
5.00%, 3/01/33	260,000	230,238

Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	20,000	16,068
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	115,000	106,689
6.50%, 9/30/26(b)	25,000	22,392
Northern Oil and Gas, Inc.,
8.13%, 3/01/28(b)	35,000	34,564
8.75%, 6/15/31(b)	6,000	5,970
ONEOK, Inc.,
2.20%, 9/15/25	80,000	74,550
5.85%, 1/15/26	77,000	76,924
4.00%, 7/13/27	255,000	237,047
6.05%, 9/01/33	110,000	105,419

Ovintiv, Inc., 5.38%, 1/01/26	10,000	9,827
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	38,000	34,934
7.88%, 9/15/30(b)	19,000	18,335

Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	62,000	52,693
Sunoco L.P./Sunoco Finance Corp.,
5.88%, 3/15/28	109,000	103,113
7.00%, 9/15/28(b)	30,000	29,197
4.50%, 5/15/29	35,000	30,318

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	87,605
Targa Resources Corp., 5.20%, 7/01/27	160,000	154,813
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	16,801
5.00%, 1/15/28	46,000	43,411
5.50%, 3/01/30	25,000	23,038
4.88%, 2/01/31	20,000	17,631
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	105,000	108,409
3.25%, 5/15/30	30,000	25,124

Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(b)	112,000	105,656

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	$ 60,000	$ 58,249
9.50%, 2/01/29(b)	27,000	27,430
8.38%, 6/01/31(b)	35,000	33,399
9.88%, 2/01/32(b)	27,000	27,378

Viper Energy Partners L.P., 7.38%, 11/01/31(b)	28,000	27,930
		4,811,343
Oil, Gas Services & Equipment – 0.1%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	5,000	4,874
Noble Finance II LLC, 8.00%, 4/15/30(b)	45,000	44,972
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	55,000	53,659
Transocean, Inc.,
7.50%, 1/15/26(b)	10,000	9,579
8.00%, 2/01/27(b)	9,000	8,448
8.75%, 2/15/30(b)	63,650	63,462
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/01/26	21,000	20,393
6.88%, 9/01/27	43,000	41,199

Valaris Ltd., 8.38%, 4/30/30(b)	60,000	58,875
		305,461
Publishing & Broadcasting – 0.1%
Belo Corp., 7.25%, 9/15/27	14,000	13,342
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	100,000	89,996
4.75%, 11/01/28(b)	33,000	27,717

Urban One, Inc., 7.38%, 2/01/28(b)	19,000	15,622
		146,677
Real Estate Investment Trusts – 0.6%
American Tower Corp.,
2.95%, 1/15/25	105,000	101,085
5.80%, 11/15/28	55,000	53,732

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	70,000	64,096
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	72,727
3.80%, 2/15/28	17,000	15,332

EPR Properties, 4.75%, 12/15/26	20,000	18,243
	Par (a)	Value
Real Estate Investment Trusts (Continued)

Equinix, Inc., 1.45%, 5/15/26	$ 70,000	$ 62,520
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	60,000	49,095
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	67,116
4.88%, 9/15/29(b)	20,000	17,421
5.25%, 7/15/30(b)	40,000	34,723
5.63%, 7/15/32(b)	50,000	42,714
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	50,000	48,483
4.50%, 4/01/27	80,000	73,677
4.75%, 1/15/28	60,000	54,725
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/01/28(b)	29,000	26,106
4.88%, 5/15/29(b)	2,000	1,669
Prologis L.P.,
4.88%, 6/15/28	20,000	19,238
4.75%, 6/15/33	40,000	35,818
Public Storage Operating Co.,
1.50%, 11/09/26	20,000	17,838
1.95%, 11/09/28	125,000	104,712
3.39%, 5/01/29	25,000	22,208
2.25%, 11/09/31	120,000	91,519
5.10%, 8/01/33	25,000	23,165

RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	40,000	32,600
Service Properties Trust, 7.50%, 9/15/25	25,000	24,289
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	62,269
1.38%, 1/15/27	10,000	8,673
5.50%, 3/08/33	40,000	37,171
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	38,000	36,592
6.50%, 2/15/29(b)	24,000	15,586
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 6/15/25(b)	35,000	33,617
5.75%, 2/01/27(b)	100,000	95,701
4.13%, 8/15/30(b)	50,000	41,248

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Real Estate Investment Trusts (Continued)

Welltower OP LLC, 4.00%, 6/01/25	$ 57,000	$ 55,095
XHR L.P., 4.88%, 6/01/29(b)	40,000	33,843
		1,594,646
Real Estate Owners & Developers – 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/01/30(b)	10,000	9,825
Howard Hughes (The) Corp.,
5.38%, 8/01/28(b)	46,000	40,439
4.13%, 2/01/29(b)	8,000	6,420
4.38%, 2/01/31(b)	26,000	19,791
Kennedy-Wilson Inc.,
4.75%, 3/01/29	41,000	30,852
4.75%, 2/01/30	11,000	8,030
5.00%, 3/01/31	11,000	7,893
		123,250
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.88%, 2/15/30(b)	57,000	50,890
Costco Wholesale Corp., 1.38%, 6/20/27	140,000	121,849
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	27,825
		200,564
Retail - Discretionary – 0.4%
Academy Ltd., 6.00%, 11/15/27(b)	23,000	21,652
Asbury Automotive Group, Inc., 5.00%, 2/15/32(b)	55,000	44,608
AutoZone, Inc.,
5.05%, 7/15/26	120,000	117,961
4.50%, 2/01/28	40,000	37,821

Bath & Body Works, Inc., 5.25%, 2/01/28	25,000	22,924
Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	19,000	18,142
Builders FirstSource, Inc., 6.38%, 6/15/32(b)	85,000	77,798
Gap (The), Inc., 3.63%, 10/01/29(b)	19,000	14,517
Genuine Parts Co., 1.75%, 2/01/25	190,000	179,594
Lowe's Cos., Inc.,
4.00%, 4/15/25	45,000	43,861
4.40%, 9/08/25	65,000	63,542
	Par (a)	Value
Retail - Discretionary (Continued)
Lowe's Cos., Inc.,
3.35%, 4/01/27	$ 55,000	$ 50,930
3.10%, 5/03/27	95,000	87,060
2.63%, 4/01/31	10,000	7,898
Macy's Retail Holdings LLC,
5.88%, 4/01/29(b)	27,000	23,803
5.88%, 3/15/30(b)	37,000	31,302
6.13%, 3/15/32(b)	70,000	57,810

Metis Merger Sub LLC, 6.50%, 5/15/29(b)	14,000	11,440
Nordstrom, Inc.,
4.38%, 4/01/30	23,000	17,853
4.25%, 8/01/31	26,000	19,047

Ross Stores, Inc., 4.70%, 4/15/27	2,000	1,918
		951,481
Semiconductors – 0.4%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	33,463
2.10%, 10/01/31	30,000	23,131

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	350,000	327,132
Broadcom, Inc.,
3.46%, 9/15/26	70,000	65,675
4.00%, 4/15/29(b)	145,000	129,521
4.15%, 4/15/32(b)	40,000	33,845
2.60%, 2/15/33(b)	270,000	195,897
3.42%, 4/15/33(b)	140,000	108,853

Intel Corp., 3.75%, 3/25/27	50,000	47,179
Marvell Technology, Inc., 5.95%, 9/15/33	40,000	37,992
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	41,615
4.90%, 3/14/33	25,000	23,522
		1,067,825
Software – 0.3%
athenahealth Group, Inc., 6.50%, 2/15/30(b)	35,000	28,604
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(b)	10,000	9,877
Cloud Software Group, Inc.,
6.50%, 3/31/29(b)	48,000	42,141
9.00%, 9/30/29(b)	47,000	40,025

Elastic N.V., 4.13%, 7/15/29(b)	11,000	9,270
Fortinet, Inc., 2.20%, 3/15/31	10,000	7,625

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Software (Continued)
Intuit, Inc.,
1.65%, 7/15/30	$ 16,000	$ 12,369
5.20%, 9/15/33	100,000	95,127

McAfee Corp., 7.38%, 2/15/30(b)	22,000	17,599
Oracle Corp.,
1.65%, 3/25/26	180,000	163,258
4.65%, 5/06/30	25,000	22,919
2.88%, 3/25/31	390,000	312,608

Roper Technologies, Inc., 1.00%, 9/15/25	45,000	41,218
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	6,000	4,912
VMware, Inc., 4.50%, 5/15/25	10,000	9,767
		817,319
Specialty Finance – 0.5%
Air Lease Corp., 3.38%, 7/01/25	45,000	42,713
American Express Co.,
3.95%, 8/01/25	70,000	67,632
4.20%, 11/06/25	50,000	48,386
4.05%, 5/03/29	43,000	39,331
(SOFR + 1.84%), 5.04%, 5/01/34(i)	180,000	161,588

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	35,000	26,791
Burford Capital Global Finance LLC,
6.88%, 4/15/30(b)	5,000	4,500
9.25%, 7/01/31(b)	5,000	4,935
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(i)	85,000	83,279
(SOFR + 2.16%), 4.99%, 7/24/26(i)	45,000	43,385

FirstCash, Inc., 5.63%, 1/01/30(b)	18,000	16,023
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	22,000	21,782
9.75%, 8/01/27(b)	120,000	123,450
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,032
12.25%, 10/01/30(b)	20,000	20,007

MGIC Investment Corp., 5.25%, 8/15/28	44,000	40,444
	Par (a)	Value
Specialty Finance (Continued)
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/01/26(b)	$108,000	$ 100,386
5.50%, 8/15/28(b)	25,000	22,092
5.13%, 12/15/30(b)	80,000	64,735

Navient Corp., 6.75%, 6/15/26	6,000	5,685
OneMain Finance Corp.,
7.13%, 3/15/26	35,000	33,992
6.63%, 1/15/28	41,000	37,300
PennyMac Financial Services, Inc.,
5.38%, 10/15/25(b)	27,000	25,712
5.75%, 9/15/31(b)	26,000	21,199

SLM Corp., 4.20%, 10/29/25	15,000	13,950
United Wholesale Mortgage LLC,
5.50%, 11/15/25(b)	48,000	45,623
5.75%, 6/15/27(b)	30,000	27,298
5.50%, 4/15/29(b)	51,000	42,712
		1,194,962
Steel – 0.1%
Carpenter Technology Corp., 6.38%, 7/15/28	9,000	8,561
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(b)	42,000	38,942
Nucor Corp., 3.13%, 4/01/32	50,000	40,394
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	36,760
		124,657
Technology Hardware – 0.4%
Apple, Inc., 3.35%, 8/08/32	25,000	21,465
CDW LLC/CDW Finance Corp.,
5.50%, 12/01/24	40,000	39,586
2.67%, 12/01/26	9,000	8,051
3.57%, 12/01/31	110,000	88,205

Dell International LLC/EMC Corp., 5.85%, 7/15/25	80,000	79,850
Flex Ltd., 4.88%, 6/15/29	90,000	82,298
Imola Merger Corp., 4.75%, 5/15/29(b)	33,000	28,769
Jabil, Inc.,
1.70%, 4/15/26	65,000	58,587
4.25%, 5/15/27	70,000	65,689
5.45%, 2/01/29	30,000	28,837

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Technology Hardware (Continued)
Motorola Solutions, Inc.,
4.60%, 5/23/29	$100,000	$ 93,182
2.75%, 5/24/31	100,000	77,521
5.60%, 6/01/32	60,000	56,222

NCR Atleos Escrow Corp., 9.50%, 4/01/29(b)	30,000	29,407
NCR Voyix Corp., 5.00%, 10/01/28(b)	40,000	34,536
Seagate HDD Cayman,
8.25%, 12/15/29(b)	103,000	104,671
8.50%, 7/15/31(b)	3,000	3,053
9.63%, 12/01/32(b)	66,000	70,357

Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	23,663
Xerox Holdings Corp., 5.50%, 8/15/28(b)	47,000	36,300
		1,030,249
Technology Services – 0.7%
ASGN, Inc., 4.63%, 5/15/28(b)	20,000	17,710
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	26,000	21,433
FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	135,490
Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	48,828
Fiserv, Inc.,
5.38%, 8/21/28	30,000	29,341
5.60%, 3/02/33	220,000	207,017
Gartner, Inc.,
4.50%, 7/01/28(b)	38,000	34,189
3.63%, 6/15/29(b)	13,000	10,978
3.75%, 10/01/30(b)	33,000	27,314
International Business Machines Corp.,
3.30%, 5/15/26	200,000	189,154
2.20%, 2/09/27	100,000	89,645
4.15%, 7/27/27	285,000	270,079

Kyndryl Holdings, Inc., 2.70%, 10/15/28	5,000	4,043
Mastercard, Inc.,
3.30%, 3/26/27	130,000	121,395
1.90%, 3/15/31	22,000	17,078

MPH Acquisition Holdings LLC, 5.50%, 9/01/28(b)	77,000	65,458
	Par (a)	Value
Technology Services (Continued)

Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	$ 46,000	$ 40,597
S&P Global, Inc.,
2.45%, 3/01/27	150,000	135,739
1.25%, 8/15/30	110,000	81,788
2.90%, 3/01/32	90,000	72,212

Sabre GLBL, Inc., 11.25%, 12/15/27(b)	34,000	30,276
Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	80,404
		1,730,168
Telecommunications – 0.4%
AT&T, Inc., 1.70%, 3/25/26	375,000	340,373
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	14,000	11,053
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	10,000	9,117
6.75%, 5/01/29(b)	10,000	7,913
8.75%, 5/15/30(b)	10,000	9,527
8.63%, 3/15/31(b)	24,000	22,565

Intelsat Jackson Holdings S.A., 6.50%, 3/15/30(b)	33,000	28,975
Level 3 Financing, Inc., 10.50%, 5/15/30(b)	55,000	55,043
T-Mobile USA, Inc.,
3.50%, 4/15/25	425,000	410,602
2.88%, 2/15/31	46,000	36,630

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	91,341
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	11,000	8,723
		1,031,862
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
2.35%, 5/06/25	260,000	246,408
2.63%, 9/16/26	260,000	238,677
3.40%, 5/06/30	30,000	25,090
2.45%, 2/04/32	250,000	182,436
6.88%, 11/01/33	110,000	109,046
Philip Morris International, Inc.,
1.50%, 5/01/25	100,000	93,941
5.63%, 11/17/29	270,000	264,222
2.10%, 5/01/30	60,000	47,091
5.75%, 11/17/32	85,000	81,209
5.38%, 2/15/33	80,000	73,912
5.63%, 9/07/33	90,000	84,492

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Tobacco & Cannabis (Continued)

Vector Group Ltd., 5.75%, 2/01/29(b)	$ 60,000	$ 50,845
		1,497,369
Transportation & Logistics – 0.2%
American Airlines, Inc.,
11.75%, 7/15/25(b)	25,000	26,487
7.25%, 2/15/28(b)	2,000	1,860
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	16,667	16,207
5.75%, 4/20/29(b)	99,000	89,303

Forward Air Corp., 9.50%, 10/15/31(b)	47,000	45,825
Rand Parent LLC, 8.50%, 2/15/30(b)	23,000	21,004
Ryder System, Inc.,
5.65%, 3/01/28	50,000	48,842
6.60%, 12/01/33	80,000	79,406

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	22,066
United Airlines, Inc.,
4.38%, 4/15/26(b)	70,000	64,933
4.63%, 4/15/29(b)	185,000	156,270

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,070
		586,273
Wholesale - Consumer Staples – 0.0%(c)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	14,000	11,016
Total Corporate Bonds (Cost $45,609,653)		42,502,840

Foreign Issuer Bonds – 3.0%
Australia – 0.3%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	270,000	260,666
4.90%, 2/28/33	65,000	60,114
FMG Resources August 2006 Pty. Ltd.,
5.88%, 4/15/30(b)	30,000	26,922
6.13%, 4/15/32(b)	116,000	102,385
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	59,000	57,398
8.00%, 11/01/27(b)	8,000	7,730
9.25%, 10/01/28(b)	15,000	15,000
8.50%, 5/01/30(b)	60,000	57,445
	Par (a)	Value
Australia (Continued)

Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	$ 8,000	$ 8,477
Rio Tinto Finance USA PLC, 5.00%, 3/09/33	110,000	103,087
		699,224
Austria – 0.0%(c)
Benteler International A.G., 10.50%, 5/15/28(b)	15,000	15,108
Bermuda – 0.1%
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	120,000	110,396
Canada – 0.8%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	50,000	44,640
4.38%, 1/15/28(b)	32,000	28,812
4.00%, 10/15/30(b)	163,000	133,501
Bank of Montreal,
3.70%, 6/07/25	215,000	207,239
5.72%, 9/25/28	50,000	48,959
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	57,965
1.35%, 6/24/26	160,000	141,883

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	75,590
Brookfield Corp., 4.00%, 1/15/25	50,000	48,738
Canadian Imperial Bank of Commerce, 3.95%, 8/04/25	50,000	48,234
Canadian National Railway Co., 3.85%, 8/05/32	60,000	51,937
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	74,709
Enbridge, Inc., 4.25%, 12/01/26	60,000	57,010
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	20,129
5.63%, 8/16/32	70,000	64,675
GFL Environmental, Inc.,
3.75%, 8/01/25(b)	25,000	23,644
4.75%, 6/15/29(b)	9,000	7,879

MEG Energy Corp., 5.88%, 2/01/29(b)	94,000	87,841
Methanex Corp., 5.25%, 12/15/29	73,000	64,553
Open Text Holdings, Inc.,
4.13%, 2/15/30(b)	34,000	28,172

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Canada (Continued)
Open Text Holdings, Inc.,
4.13%, 12/01/31(b)	$ 32,000	$ 25,137

Parkland Corp., 4.50%, 10/01/29(b)	68,000	58,487
Royal Bank of Canada,
1.20%, 4/27/26	70,000	62,424
2.05%, 1/21/27	100,000	88,504
5.20%, 8/01/28	40,000	38,575

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	26,000	22,176
Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	45,355
Toronto-Dominion Bank (The),
3.77%, 6/06/25	62,000	59,914
0.75%, 1/06/26	160,000	143,083
4.69%, 9/15/27	80,000	76,188
		1,935,953
France – 0.0%(c)
Calderys Financing LLC, 11.25%, 6/01/28(b)	4,000	4,035
Iliad Holding SASU,
6.50%, 10/15/26(b)	20,000	18,689
7.00%, 10/15/28(b)	20,000	18,099
		40,823
Hong Kong – 0.0%(c)
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)	45,000	38,008
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	150,000	147,540
Japan – 0.6%
Honda Motor Co. Ltd., 2.53%, 3/10/27	70,000	63,282
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(i)	200,000	197,725
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(i)	200,000	189,881
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	243,035
	Par (a)	Value
Japan (Continued)

Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(i)	$200,000	$ 185,914
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	185,268
Sumitomo Mitsui Financial Group, Inc.,
1.40%, 9/17/26	200,000	175,547
5.71%, 1/13/30	200,000	192,666
5.85%, 7/13/30	200,000	193,924
		1,627,242
Luxembourg – 0.0%(c)
Altice France Holding S.A., 10.50%, 5/15/27(b)	25,000	13,602
Macau – 0.0%(c)
Sands China Ltd., 5.65%, 8/08/28	50,000	46,253
Mexico – 0.0%(c)
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,836
Netherlands – 0.0%(c)
UPC Broadband Finco B.V., 4.88%, 7/15/31(b)	50,000	39,921
Ziggo Bond Co. B.V.,
6.00%, 1/15/27(b)	30,000	27,485
5.13%, 2/28/30(b)	30,000	21,858
		89,264
Norway – 0.0%(c)
Seadrill Finance Ltd., 8.38%, 8/01/30(b)	50,000	50,016
Spain – 0.1%
Banco Santander S.A.,
1.85%, 3/25/26	200,000	178,679
6.92%, 8/08/33	200,000	185,756
		364,435
Switzerland – 0.0%(c)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	8,131
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/01/28(b)	20,000	15,324
		23,455
United Kingdom – 1.0%
180 Medical, Inc., 3.88%, 10/15/29(b)	40,000	33,231
Astrazeneca Finance LLC, 1.20%, 5/28/26	100,000	89,941

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
United Kingdom (Continued)
AstraZeneca PLC, 3.13%, 6/12/27	$ 49,000	$ 45,324
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(i)	205,000	202,208
BAT Capital Corp., 6.34%, 8/02/30	110,000	106,757
BAT International Finance PLC,
4.45%, 3/16/28	20,000	18,428
5.93%, 2/02/29	100,000	97,241

Diageo Capital PLC, 5.50%, 1/24/33	260,000	253,485
HSBC Holdings PLC,
(SOFR + 1.43%), 3.00%, 3/10/26(i)	400,000	381,425
(3M CME Term SOFR + 1.87%), 3.97%, 5/22/30(i)	530,000	457,910
(SOFR + 4.25%), 8.11%, 11/03/33(i)	200,000	206,967

Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	190,213
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29(b)	15,000	14,776
Reynolds American, Inc., 4.45%, 6/12/25	121,000	117,987
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(i)	300,000	292,976
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	50,000	44,275
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(b)	50,000	42,453
Vodafone Group PLC, (5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(i)	69,000	43,833
		2,639,430
Total Foreign Issuer Bonds (Cost $8,306,134)		7,845,585

	Number of Shares
Master Limited Partnerships – 0.7%
Oil & Gas Producers – 0.7%
Holly Energy Partners L.P.	79,411	1,687,484
Total Master Limited Partnerships (Cost $1,707,237)		1,687,484

	Par (a)	Value
Mortgage-Backed Securities – 10.9%
Federal Home Loan Mortgage Corporation – 0.3%
Pool,
3.00%, 3/01/30 - 8/01/50	$ 546,173	$ 464,327
2.50%, 4/01/32 - 7/01/50	250,170	217,155
4.50%, 4/01/49	38,837	35,260
2.00%, 10/01/50	55,409	41,177
		757,919
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	217,171	180,049
Federal National Mortgage Association – 1.2%
Pool,
2.50%, 10/01/35 - 12/01/51	1,235,354	964,028
3.50%, 8/01/45 - 1/01/49	81,355	69,833
4.00%, 9/01/48 - 3/01/51	555,743	487,945
3.00%, 11/01/48	17,396	14,323
4.50%, 1/01/49 - 2/01/50	356,416	323,009
2.00%, 2/01/51 - 11/01/51	916,616	678,582
5.00%, 2/01/53 - 4/01/53	336,602	310,584
5.50%, 2/01/53	191,351	182,589
		3,030,893
Government National Mortgage Association – 0.3%
Pool,
3.00%, 11/01/50(j)	825,000	679,860
4.50%, 11/01/52(j)	100,000	90,350
		770,210
Government National Mortgage Association II – 1.0%
Pool,
2.50%, 12/20/46 - 7/20/51	544,569	432,390
3.50%, 1/20/48 - 8/20/48	838,218	726,410
4.50%, 9/20/48 - 1/20/50	109,248	100,113
3.00%, 1/20/50 - 7/20/50	360,088	299,176
2.00%, 2/20/51 - 10/20/51	1,445,483	1,117,914
		2,676,003

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Uniform Mortgage-Backed Securities – 1.1%
Pool,
2.00%, 11/01/38 - 11/01/52(j)	$ 950,000	$ 720,008
2.50%, 11/01/38 - 11/01/52(j)	1,415,000	1,121,812
3.50%, 11/01/38 - 11/01/52(j)	875,000	730,558
4.00%, 11/01/38 - 11/01/52(j)	400,000	350,634
		2,923,012
Whole Loan – 6.9%
FNMA Connecticut Avenue Securities,
Series 2018-C03, Class 1EB2, (30D Average SOFR + 0.96%, 0.85% Floor), 6.29%, 10/25/30(g)	254,764	254,349
Series 2018-R07, Class 1M2, (30D Average SOFR + 2.51%), 7.84%, 4/25/31(b)(g)	36,474	36,474
Series 2018-R07, Class 1M2C, (30D Average SOFR + 2.51%), 7.84%, 4/25/31(b)(g)	51,447	51,477
Series 2019-R01, Class 2M2, (30D Average SOFR + 2.56%), 7.89%, 7/25/31(b)(g)	59,091	59,162
Series 2019-R01, Class 2M2C, (30D Average SOFR + 2.56%), 7.89%, 7/25/31(b)(g)	115,995	116,218
Series 2019-R07, Class 1M2, (30D Average SOFR + 2.21%), 7.54%, 10/25/39(b)(g)	9,546	9,546
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 8.69%, 1/25/40(b)(g)	100,870	101,937
Series 2020-R01, Class 1M2, (30D Average SOFR + 2.16%), 7.49%, 1/25/40(b)(g)	886,199	895,061
Series 2020-R02, Class 2M2, (30D Average SOFR + 2.11%), 7.44%, 1/25/40(b)(g)	861,927	863,001
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 9.09%, 2/25/40(b)(g)	275,000	286,063
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 9.09%, 2/25/40(b)(g)	$245,000	$255,005
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 8.42%, 10/25/41(b)(g)	380,200	379,016
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 6.87%, 10/25/41(b)(g)	190,000	188,240
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 8.62%, 11/25/41(b)(g)	500,000	496,250
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 6.22%, 11/25/41(b)(g)	391,254	389,591
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 8.07%, 12/25/41(b)(g)	250,000	247,243
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 8.47%, 12/25/41(b)(g)	550,000	548,285
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 9.82%, 1/25/42(b)(g)	536,000	546,625
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 6.52%, 1/25/42(b)(g)	132,488	132,033
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 8.32%, 1/25/42(b)(g)	450,000	449,825
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 8.27%, 6/25/42(b)(g)	448,127	458,327
Series 2022-R08, Class 1M1, (30D Average SOFR + 2.55%, 2.55% Floor), 7.87%, 7/25/42(b)(g)	187,959	191,067
Series 2023-R05, Class 1B1, (30D Average SOFR + 4.75%, 4.75% Floor), 10.07%, 6/25/43(b)(g)	100,000	103,634

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR Debt Notes,
Series 2016-DNA4, Class M3, (30D Average SOFR + 3.91%), 9.24%, 3/25/29(g)	$380,093	$396,224
Series 2017-HQA3, Class M2, (30D Average SOFR + 2.46%), 7.79%, 4/25/30(g)	463,298	471,215
Series 2018-HQA1, Class M2, (30D Average SOFR + 2.41%), 7.74%, 9/25/30(g)	284,535	289,178
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.72%, 8/25/33(b)(g)	200,000	203,801
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 7.97%, 7/25/42(b)(g)	282,501	287,394
Freddie Mac STACR REMIC Trust,
Series 2020-DNA1, Class M2, (30D Average SOFR + 1.81%), 7.14%, 1/25/50(b)(g)	233,458	233,678
Series 2020-DNA2, Class M2, (30D Average SOFR + 1.96%), 7.29%, 2/25/50(b)(g)	967,532	975,059
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 8.12%, 10/25/50(b)(g)	153,121	155,151
Series 2020-HQA1, Class M2, (30D Average SOFR + 2.01%), 7.34%, 1/25/50(b)(g)	25,429	25,429
Series 2020-HQA2, Class M2, (30D Average SOFR + 3.21%), 8.54%, 3/25/50(b)(g)	376,774	389,530
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.97%, 1/25/51(b)(g)	200,000	195,252
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 7.42%, 10/25/33(b)(g)	30,000	30,051
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 8.37%, 1/25/34(b)(g)	150,000	150,000
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 6.97%, 1/25/34(b)(g)	$592,467	$592,602
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 8.72%, 10/25/41(b)(g)	400,000	402,000
Series 2021-DNA6, Class M1, (30D Average SOFR + 0.80%), 6.12%, 10/25/41(b)(g)	148,125	147,673
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.97%, 11/25/41(b)(g)	760,000	769,596
Series 2021-DNA7, Class M1, (30D Average SOFR + 0.85%), 6.17%, 11/25/41(b)(g)	453,673	450,508
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 7.42%, 9/25/41(b)(g)	355,000	344,794
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 9.07%, 12/25/41(b)(g)	750,000	745,795
Series 2022-DNA1, Class M2, (30D Average SOFR + 2.50%), 7.82%, 1/25/42(b)(g)	250,000	244,375
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.07%, 2/25/42(b)(g)	300,000	304,125
Series 2022-DNA3, Class M1A, (30D Average SOFR + 2.00%), 7.32%, 4/25/42(b)(g)	680,532	686,664
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 8.27%, 6/25/42(b)(g)	728,513	746,546
Series 2022-DNA6, Class M1A, (30D Average SOFR + 2.15%), 7.47%, 9/25/42(b)(g)	362,232	365,099
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 12.32%, 3/25/52(b)(g)	250,000	280,000
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 7.42%, 3/25/42(b)(g)	500,250	504,282

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 10.57%, 3/25/42(b)(g)	$282,000	$ 296,013

Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (30D Average SOFR + 2.06%), 7.39%, 10/25/49(b)(g)	19,311	19,334
		17,759,797
Total Mortgage-Backed Securities (Cost $29,536,986)		28,097,883

	Number of Shares
Preferred Stocks – 1.6%
Specialty Finance – 1.6%
AGNC Investment Corp., 6.50%(g)	3,228	68,724
AGNC Investment Corp., 6.13%(g)	21,599	431,764
Annaly Capital Management, Inc., 6.75%(g)	16,561	382,725
Arbor Realty Trust, Inc., 6.25%(g)	39,458	689,331
Granite Point Mortgage Trust, Inc., 7.00%(g)	23,230	373,771
MFA Financial, Inc., 6.50%(g)	41,438	761,216
New York Mortgage Trust, Inc., 7.88%(g)	2,103	44,625
New York Mortgage Trust, Inc., 6.88%(g)	21,682	396,564
Redwood Trust, Inc., 10.00%(g)	7,133	160,136
Rithm Capital Corp., 7.13%(g)	2,335	51,720
Rithm Capital Corp., 6.38%(g)	43,302	839,193
Total Preferred Stocks (Cost $5,140,375)		4,199,769

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma CVR(e)*	21,904	50,156
Amryt Pharma CVR(e)*	130,430	3,299
Amryt Pharma CVR (London Exchange)(e)*	130,430	2,200
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
CinCor Pharma CVR(e)*	24,888	$ 81,304
Concert Pharmaceuticals, Inc. CVR(e)*	97,290	38,313
		175,272
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest CVR(e)*	44,100	66,714
Medical Equipment & Devices – 0.0%(c)
Abiomed, Inc. CVR(e)*	8,954	15,669
Total Rights (Cost $—)		257,655

Investment Companies – 0.3%
ProShares Short 20+ Year Treasury ETF	26,963	719,912
Total Investment Companies (Cost $538,934)		719,912

	Par (a)/Number of Shares
Short-Term Investments – 10.9%
Convertible Bonds – 4.1%
8x8, Inc., 0.50%, 2/01/24(d)	$1,220,000	1,173,565
DISH Network Corp., 2.38%, 3/15/24	504,000	481,950
Herbalife Ltd., 2.63%, 3/15/24	1,149,000	1,119,701
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	768,000	738,816
Kaman Corp., 3.25%, 5/01/24(d)	705,000	683,709
MFA Financial, Inc., 6.25%, 6/15/24(d)	2,854,000	2,832,597
NextEra Energy Partners L.P., 0.00%, 6/15/24(b)(f)	665,000	631,085
Redwood Trust, Inc., 5.63%, 7/15/24	1,367,000	1,325,989
Turning Point Brands, Inc., 2.50%, 7/15/24	524,000	503,039
Uniti Fiber Holdings, Inc., 4.00%, 6/15/24(b)	1,023,000	978,381
		10,468,832
Corporate Bonds – 0.3%
Black Hills Corp., 1.04%, 8/23/24	10,000	9,586
Boeing (The) Co., 1.43%, 2/04/24	20,000	19,746

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)/Number of Shares	Value
Corporate Bonds (Continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	$ 220,000	$ 218,880
Charles Schwab (The) Corp., 0.75%, 3/18/24	30,000	29,398
Duke Energy Corp., 3.75%, 4/15/24	30,000	29,706
Ecolab, Inc., 0.90%, 12/15/23	35,000	34,787
Eversource Energy,
4.20%, 6/27/24	85,000	83,963
2.90%, 10/01/24	50,000	48,598

Hewlett Packard Enterprise Co., 5.90%, 10/01/24	100,000	99,820
ONEOK, Inc., 2.75%, 9/01/24	50,000	48,594
Quanta Services, Inc., 0.95%, 10/01/24	85,000	80,980
VMware, Inc., 1.00%, 8/15/24	65,000	62,429
Welltower OP LLC, 3.63%, 3/15/24	50,000	49,534
Williams (The) Cos., Inc., 4.30%, 3/04/24	75,000	74,532
		890,553
Foreign Issuer Bonds – 0.1%
BAT Capital Corp., 3.22%, 8/15/24	57,000	55,723
Canadian Natural Resources Ltd., 3.80%, 4/15/24	150,000	148,400
Thomson Reuters Corp., 4.30%, 11/23/23	10,000	9,984
		214,107
Money Market Fund – 4.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(k)	10,735,879	10,735,879
Mortgage-Backed Securities – 0.5%
FNMA Connecticut Avenue Securities,
Series 2014-C01, Class M2, (30D Average SOFR + 4.51%), 9.84%, 1/25/24(g)	110,366	111,189
Series 2014-C03, Class 1M2, (30D Average SOFR + 3.11%, 3.00% Floor), 8.44%, 7/25/24(g)	504,876	511,089
	Par (a)/Number of Shares	Value
Mortgage-Backed Securities (Continued)

Freddie Mac STACR Debt Notes, Series 2013-DN2, Class M2, (30D Average SOFR + 4.36%), 9.69%, 11/25/23(g)	$ 639,532	$ 640,922
		1,263,200
U.S. Treasury Bills – 1.7%
U.S. Treasury Bills,
5.24%, 2/08/24(l)	900,000	886,876
5.27%, 3/21/24(l)	2,500,000	2,447,871
5.29%, 3/28/24(l)	190,000	185,842
5.29%, 4/18/24(l)	900,000	877,501
5.22%, 4/25/24(l)	100,000	97,393
		4,495,483
Total Short-Term Investments (Cost $28,224,578)		28,068,054

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
MaxLinear, Inc., Strike Price $25.00, Expires 12/15/23	102	155,040	1,020
Call Options - Over the Counter – 0.0%(c)
Japanese Yen vs. U.S. Dollar, Strike Price $1.13, Expires 1/19/24, Counterparty: Bank of America	1	279,469	2,340
Put Options - Exchange Traded – 0.0%(c)
PacWest Bancorp, Strike Price $6.00, Expires 11/17/23	114	80,712	2,850
Total Purchased Options (Premiums Paid $18,069)			6,210
Total Long Positions – 97.4% (Cost $267,009,105)			251,689,905

	Number of Shares	Value
Short Positions – (10.9)%(m)
Common Stocks – (10.8)%
Asset Management – (0.3)%
Apollo Global Management, Inc.	(4,300)	(332,992)
WisdomTree, Inc.	(61,152)	(379,142)
		(712,134)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Automotive – (0.2)%
Rivian Automotive, Inc., Class A	(23,760)	$ (385,387)
Banking – (0.1)%
New York Community Bancorp, Inc.	(20,778)	(196,975)
Biotechnology & Pharmaceuticals – (0.6)%
Amphastar Pharmaceuticals, Inc.	(1,985)	(89,861)
Bridgebio Pharma, Inc.	(2,865)	(74,605)
Coherus Biosciences, Inc.	(9,715)	(32,545)
Collegium Pharmaceutical, Inc.	(20,129)	(438,007)
Halozyme Therapeutics, Inc.	(7,108)	(240,748)
Insmed, Inc.	(9,228)	(231,254)
Jazz Pharmaceuticals PLC	(95)	(12,067)
Mirum Pharmaceuticals, Inc.	(13,175)	(361,390)
Revance Therapeutics, Inc.	(8,726)	(68,848)
		(1,549,325)
Cable & Satellite – (0.0)%(c)
Cable One, Inc.	(90)	(49,488)
Commercial Support Services – (0.0)%(c)
PureCycle Technologies, Inc.	(8,080)	(35,956)
Containers & Packaging – (0.2)%
Smurfit Kappa Group PLC (Ireland)	(19,079)	(607,666)
E-Commerce Discretionary – (0.0)%(c)
Wayfair, Inc., Class A	(1,750)	(74,568)
Electric Utilities – (0.3)%
CenterPoint Energy, Inc.	(2,904)	(78,060)
Duke Energy Corp.	(2,029)	(180,358)
NRG Energy, Inc.	(12,619)	(534,793)
		(793,211)
Electrical Equipment – (0.1)%
Advanced Energy Industries, Inc.	(899)	(78,447)
Itron, Inc.	(991)	(56,764)
Mesa Laboratories, Inc.	(102)	(9,571)
		(144,782)
Engineering & Construction – (0.0)%(c)
Tetra Tech, Inc.	(597)	(90,093)
Food – (0.1)%
J.M. Smucker (The) Co.	(1,647)	(187,494)
	Number of Shares	Value
Home & Office Products – (0.0)%(c)
iRobot Corp.	(3,654)	$ (120,326)
Household Products – (0.0)%(c)
Beauty Health (The) Co.	(4,250)	(17,213)
Internet Media & Services – (0.1)%
Airbnb, Inc., Class A	(550)	(65,060)
Snap, Inc., Class A	(1,546)	(15,475)
TripAdvisor, Inc.	(2,628)	(38,789)
Upwork, Inc.	(2,284)	(23,868)
Ziff Davis, Inc.	(2,075)	(125,455)
		(268,647)
Leisure Facilities & Services – (0.4)%
Cheesecake Factory (The), Inc.	(3,440)	(106,881)
Live Nation Entertainment, Inc.	(5,216)	(417,384)
Marcus (The) Corp.	(26,038)	(404,630)
Marriott Vacations Worldwide Corp.	(1,251)	(112,415)
		(1,041,310)
Medical Equipment & Devices – (0.4)%
CONMED Corp.	(2,433)	(237,120)
Enovis Corp.	(3,356)	(154,040)
Haemonetics Corp.	(2,061)	(175,659)
Integer Holdings Corp.	(5,256)	(426,630)
		(993,449)
Metals & Mining – (0.1)%
Equinox Gold Corp. (Canada)	(60,790)	(267,476)
Oil & Gas Producers – (3.3)%
Chevron Corp.	(12,228)	(1,781,986)
Exxon Mobil Corp.	(49,726)	(5,263,497)
HF Sinclair Corp.	(25,015)	(1,385,331)
		(8,430,814)
Oil, Gas Services & Equipment – (0.2)%
Helix Energy Solutions Group, Inc.	(55,957)	(548,379)
Publishing & Broadcasting – (0.3)%
Liberty Media Corp., Class A	(31,050)	(760,415)
Real Estate Investment Trusts – (0.9)%
Pebblebrook Hotel Trust	(20,434)	(243,778)
Realty Income Corp.	(42,023)	(1,991,050)
Summit Hotel Properties, Inc.	(28,418)	(160,277)
		(2,395,105)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Services – (0.0)%(c)
Anywhere Real Estate, Inc.	(3,147)	$ (14,696)
Renewable Energy – (0.1)%
Sunnova Energy International, Inc.	(27,154)	(247,916)
Retail - Discretionary – (0.2)%
Patrick Industries, Inc.	(5,540)	(416,331)
Semiconductors – (1.6)%
Broadcom, Inc.	(4,821)	(4,056,245)
MaxLinear, Inc.(n)	(10,249)	(155,785)
		(4,212,030)
Software – (0.4)%
Bentley Systems, Inc., Class B	(4,619)	(224,668)
Ceridian HCM Holding, Inc.	(2,899)	(185,565)
Envestnet, Inc.	(4,036)	(149,332)
Jamf Holding Corp.	(2,348)	(37,709)
Mitek Systems, Inc.	(16,236)	(173,401)
NextGen Healthcare, Inc.	(9,859)	(235,827)
Q2 Holdings, Inc.	(1,005)	(30,180)
Verint Systems, Inc.	(1,791)	(33,689)
		(1,070,371)
Specialty Finance – (0.2)%
EZCORP, Inc., Class A	(26,337)	(215,963)
SoFi Technologies, Inc.	(24,689)	(186,402)
		(402,365)
Technology Hardware – (0.1)%
Lumentum Holdings, Inc.	(1,918)	(75,205)
NCR Atleos Corp.	(1,684)	(37,160)
NCR Voyix Corp.	(14,696)	(224,702)
		(337,067)
Technology Services – (0.1)%
Block, Inc.	(400)	(16,100)
CSG Systems International, Inc.	(3,277)	(153,560)
I3 Verticals, Inc., Class A	(2,686)	(50,362)
Perficient, Inc.	(1,656)	(96,363)
		(316,385)
Transportation & Logistics – (0.3)%
Air Transport Services Group, Inc.	(18,621)	(364,413)
	Number of Shares	Value
Transportation & Logistics (Continued)
American Airlines Group, Inc.	(37,991)	$ (423,600)
CryoPort, Inc.	(1,138)	(11,038)
Spirit Airlines, Inc.	(7,852)	(90,141)
		(889,192)
Transportation Equipment – (0.2)%
Greenbrier (The) Cos., Inc.	(11,945)	(413,178)
Total Common Stocks (Proceeds $29,183,121)		(27,989,744)

	Par (a)
Mortgage-Backed Securities – (0.1)%
Government National Mortgage Association – (0.1)%
Pool, 2.00%, 11/01/52(j)	$(150,000)	(115,635)
Total Mortgage-Backed Securities (Proceeds $116,748)		(115,635)

	Number of Shares
Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(e)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(e)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (10.9)% (Proceeds $29,299,869)		(28,105,379)
Other Assets less Liabilities – 13.5%(o)		34,829,660
NET ASSETS – 100.0%		$258,414,186
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Investment is valued using significant unobservable inputs (Level 3).
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(f)	Zero coupon bond.
(g)	Variable or floating rate security. Rate as of October 31, 2023 is disclosed.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2023 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2023.
(k)	7-day current yield as of October 31, 2023 is disclosed.
(l)	Discount rate at the time of purchase.
(m)	Securities sold short are not owned by the Fund.
(n)	Security represents underlying investment on open options contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value RIghts
ETF	Exchange-Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SASU	Société par Actions Simplifiée Unipersonnelle
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at October 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	15	12/07/2023	EUR	2,047,265	$ (10,703)
10-Year Australian Treasury Bond	5	12/15/2023	AUD	343,325	(9,958)
Ultra U.S. Treasury Bond	30	12/19/2023	USD	3,376,875	(453,686)
2-Year U.S. Treasury Note	358	12/29/2023	USD	72,467,031	(314,796)
Total Long Contracts					$ (789,143)
Short Contracts
Euro-OAT	(8)	12/07/2023	EUR	1,043,625	$ 25,352
10-Year Canadian Government Bond	(23)	12/18/2023	CAD	1,906,176	45,048
10-Year U.S. Treasury Note	(123)	12/19/2023	USD	13,059,141	389,765
U.S. Treasury Long Bond	(37)	12/19/2023	USD	4,049,188	393,152
Ultra 10-Year U.S. Treasury Note	(57)	12/19/2023	USD	6,203,203	346,844
Long Gilt	(12)	12/27/2023	GBP	1,358,776	18,058
5-Year U.S. Treasury Note	(120)	12/29/2023	USD	12,537,187	217,465
Total Short Contracts					$1,435,684
					$ 646,541

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/23	U.S. Dollars	2,939,288	British Pounds	2,365,000	Morgan Stanley	$ 63,715
12/15/23	U.S. Dollars	3,136,220	Euro	2,915,380	Morgan Stanley	44,853
12/15/23	U.S. Dollars	990,653	Norwegian Kroner	10,561,700	Morgan Stanley	43,886
12/15/23	U.S. Dollars	2,012,139	Danish Kroner	13,934,900	Morgan Stanley	31,415
12/20/23	U.S. Dollars	627,015	Canadian Dollars	850,000	Barclays	13,515
12/15/23	Danish Kroner	13,934,900	U.S. Dollars	1,968,686	Morgan Stanley	12,038
12/20/23	U.S. Dollars	850,850	New Zealand Dollars	1,440,000	Morgan Stanley	11,759
12/20/23	U.S. Dollars	331,615	Indonesian Rupiahs	5,137,610,000	Deutsche Bank	9,357
12/20/23	U.S. Dollars	254,617	Israeli Shekels	1,000,000	Citibank	6,477
12/20/23	U.S. Dollars	669,390	Swedish Kronor	7,400,000	Goldman Sachs	4,737
12/20/23	Thai Baht	10,500,000	U.S. Dollars	288,940	Barclays	4,548
12/20/23	Swiss Francs	710,000	U.S. Dollars	780,623	Morgan Stanley	4,516
12/20/23	U.S. Dollars	165,712	Norwegian Kroner	1,800,000	Deutsche Bank	4,334
12/20/23	U.S. Dollars	247,387	Swiss Francs	220,000	Goldman Sachs	4,105
12/20/23	U.S. Dollars	243,610	Japanese Yen	36,000,000	Morgan Stanley	4,015
12/20/23	U.S. Dollars	214,035	Swiss Francs	190,000	Morgan Stanley	3,927
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	215,157	South Korean Won	285,000,000	Citibank	$ 3,903
12/20/23	U.S. Dollars	189,783	Israeli Shekels	750,000	Morgan Stanley	3,678
12/20/23	U.S. Dollars	133,113	Mexican Pesos	2,354,035	Citibank	3,635
12/20/23	South African Rand	4,500,000	U.S. Dollars	236,838	Citibank	3,535
12/20/23	Czech Republic Koruna	9,500,000	U.S. Dollars	405,242	Goldman Sachs	3,480
12/20/23	U.S. Dollars	101,884	Norwegian Kroner	1,100,000	JPMorgan Chase	3,265
12/20/23	U.S. Dollars	89,506	Japanese Yen	13,000,000	Deutsche Bank	2,985
12/20/23	U.S. Dollars	52,575	Israeli Shekels	200,000	Deutsche Bank	2,947
12/20/23	U.S. Dollars	1,048,667	British Pounds	860,000	Barclays	2,942
12/15/23	U.S. Dollars	389,670	Swedish Kronor	4,309,600	Morgan Stanley	2,719
12/20/23	U.S. Dollars	233,746	British Pounds	190,000	Morgan Stanley	2,714
12/20/23	U.S. Dollars	339,308	Australian Dollars	530,000	Barclays	2,521
12/20/23	U.S. Dollars	83,073	Norwegian Kroner	900,000	Bank of America	2,384
12/20/23	U.S. Dollars	101,302	Mexican Pesos	1,800,000	Goldman Sachs	2,299
12/20/23	U.S. Dollars	110,139	Australian Dollars	170,000	Citibank	2,113
12/20/23	U.S. Dollars	168,041	Canadian Dollars	230,000	Morgan Stanley	2,034
12/20/23	U.S. Dollars	160,890	Australian Dollars	250,000	Deutsche Bank	2,028
12/20/23	Colombian Pesos	240,000,000	U.S. Dollars	55,731	Goldman Sachs	1,917
12/20/23	Polish Zloty	300,000	U.S. Dollars	69,204	Morgan Stanley	1,899
12/20/23	U.S. Dollars	122,317	Indonesian Rupiahs	1,920,000,000	Goldman Sachs	1,886
12/15/23	Euro	501,980	U.S. Dollars	530,397	Morgan Stanley	1,885
12/20/23	Thai Baht	2,800,000	U.S. Dollars	76,464	Morgan Stanley	1,800
12/20/23	U.S. Dollars	186,000	Australian Dollars	290,000	Bank of America	1,720
12/20/23	U.S. Dollars	112,408	New Zealand Dollars	190,000	JPMorgan Chase	1,694
12/20/23	U.S. Dollars	145,383	Swedish Kronor	1,600,000	Morgan Stanley	1,674
12/20/23	U.S. Dollars	100,285	Norwegian Kroner	1,100,000	Goldman Sachs	1,665
12/20/23	U.S. Dollars	224,814	Swedish Kronor	2,485,000	Bank of America	1,616
12/20/23	Polish Zloty	900,000	U.S. Dollars	211,770	Goldman Sachs	1,539
12/20/23	Australian Dollars	380,000	U.S. Dollars	239,949	Morgan Stanley	1,521
12/20/23	Polish Zloty	500,000	U.S. Dollars	117,025	JPMorgan Chase	1,479
12/20/23	U.S. Dollars	272,273	Swedish Kronor	3,015,000	Deutsche Bank	1,471
12/20/23	British Pounds	170,000	U.S. Dollars	205,270	Barclays	1,443
12/20/23	U.S. Dollars	103,103	Australian Dollars	160,000	JPMorgan Chase	1,431
12/20/23	U.S. Dollars	149,904	Euro	140,000	Deutsche Bank	1,412
12/20/23	Mexican Pesos	1,800,000	U.S. Dollars	97,677	Morgan Stanley	1,327
12/20/23	U.S. Dollars	67,275	Indonesian Rupiahs	1,052,390,000	JPMorgan Chase	1,264
12/20/23	Chilean Pesos	30,000,000	U.S. Dollars	32,193	Morgan Stanley	1,222
12/20/23	U.S. Dollars	82,736	South Korean Won	110,000,000	JPMorgan Chase	1,200
12/20/23	Colombian Pesos	170,000,000	U.S. Dollars	39,646	Morgan Stanley	1,188
12/20/23	U.S. Dollars	121,909	Australian Dollars	190,000	Morgan Stanley	1,174
12/20/23	U.S. Dollars	172,743	Australian Dollars	270,000	Goldman Sachs	1,171
12/20/23	U.S. Dollars	49,304	South Korean Won	65,000,000	Barclays	1,123
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	69,097	Taiwan Dollars	2,200,000	Morgan Stanley	$ 1,119
12/20/23	U.S. Dollars	70,494	Indonesian Rupiahs	1,106,172,413	Bank of America	1,109
12/20/23	Colombian Pesos	130,000,000	U.S. Dollars	30,137	Barclays	1,089
12/20/23	South African Rand	1,100,000	U.S. Dollars	57,739	Barclays	1,019
12/20/23	Hungarian Forints	15,000,000	U.S. Dollars	40,217	JPMorgan Chase	975
12/20/23	Hungarian Forints	21,000,000	U.S. Dollars	56,775	Deutsche Bank	893
12/20/23	U.S. Dollars	75,030	Taiwan Dollars	2,400,000	Barclays	872
12/20/23	U.S. Dollars	27,478	Japanese Yen	4,000,000	JPMorgan Chase	857
12/15/23	U.S. Dollars	65,896	New Zealand Dollars	111,700	Morgan Stanley	809
12/20/23	U.S. Dollars	161,848	Singapore Dollars	220,000	Goldman Sachs	800
12/20/23	Hungarian Forints	11,000,000	U.S. Dollars	29,459	Barclays	748
12/20/23	U.S. Dollars	36,827	Canadian Dollars	50,000	Goldman Sachs	739
12/20/23	U.S. Dollars	168,520	Czech Republic Koruna	3,900,000	Citibank	728
12/20/23	U.S. Dollars	98,142	Canadian Dollars	135,000	JPMorgan Chase	703
12/20/23	Mexican Pesos	800,000	U.S. Dollars	43,373	Bank of America	629
12/20/23	U.S. Dollars	71,696	Taiwan Dollars	2,300,000	Goldman Sachs	627
12/20/23	U.S. Dollars	13,011	Israeli Shekels	50,000	Goldman Sachs	604
12/20/23	Australian Dollars	200,000	U.S. Dollars	126,493	Barclays	596
12/20/23	U.S. Dollars	51,839	Brazilian Reals	260,000	Bank of America	572
12/20/23	U.S. Dollars	45,468	Swedish Kronor	500,000	Barclays	559
12/20/23	U.S. Dollars	62,032	Thai Baht	2,200,000	Citibank	539
12/20/23	U.S. Dollars	33,809	Japanese Yen	5,000,000	Barclays	532
12/20/23	U.S. Dollars	191,446	Euro	180,000	Barclays	525
12/20/23	South African Rand	1,000,000	U.S. Dollars	52,956	Morgan Stanley	460
12/20/23	U.S. Dollars	129,660	Chilean Pesos	116,000,000	JPMorgan Chase	453
12/20/23	U.S. Dollars	35,408	New Zealand Dollars	60,000	Goldman Sachs	446
12/20/23	U.S. Dollars	40,126	Canadian Dollars	55,000	Citibank	429
12/20/23	Brazilian Reals	280,000	U.S. Dollars	54,795	Morgan Stanley	416
12/20/23	Chilean Pesos	20,000,000	U.S. Dollars	21,862	Barclays	415
12/20/23	U.S. Dollars	45,764	Brazilian Reals	230,000	Barclays	412
12/20/23	U.S. Dollars	81,941	Indonesian Rupiahs	1,300,000,000	Morgan Stanley	399
12/20/23	Polish Zloty	50,000	U.S. Dollars	11,469	Deutsche Bank	381
12/20/23	Singapore Dollars	260,000	U.S. Dollars	189,953	Morgan Stanley	377
12/20/23	U.S. Dollars	32,136	Euro	30,000	JPMorgan Chase	316
12/20/23	Euro	80,000	U.S. Dollars	84,553	Barclays	301
12/20/23	Indian Rupees	22,400,000	U.S. Dollars	268,271	Deutsche Bank	298
12/20/23	Norwegian Kroner	1,000,000	U.S. Dollars	89,380	Deutsche Bank	274
12/20/23	Hungarian Forints	10,000,000	U.S. Dollars	27,230	Goldman Sachs	230
12/20/23	U.S. Dollars	79,449	Philippine Pesos	4,500,000	JPMorgan Chase	204
12/20/23	Chilean Pesos	25,217,779	U.S. Dollars	27,901	Citibank	188
12/20/23	U.S. Dollars	219,059	British Pounds	180,000	Goldman Sachs	187
12/20/23	Indian Rupees	18,300,000	U.S. Dollars	219,235	Goldman Sachs	176
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	Singapore Dollars	70,000	U.S. Dollars	51,074	Barclays	$ 169
12/20/23	U.S. Dollars	56,097	Czech Republic Koruna	1,300,000	Goldman Sachs	167
12/20/23	New Zealand Dollars	130,000	U.S. Dollars	75,591	Morgan Stanley	161
12/20/23	U.S. Dollars	44,914	Indonesian Rupiahs	713,827,587	Citibank	140
12/20/23	U.S. Dollars	27,588	Hungarian Forints	10,000,000	Morgan Stanley	128
12/20/23	Polish Zloty	100,000	U.S. Dollars	23,574	Barclays	127
12/20/23	Indian Rupees	9,300,000	U.S. Dollars	111,377	Morgan Stanley	126
12/20/23	Mexican Pesos	700,000	U.S. Dollars	38,391	Goldman Sachs	110
12/20/23	U.S. Dollars	27,005	Norwegian Kroner	300,000	Morgan Stanley	109
12/20/23	South Korean Won	100,000,000	U.S. Dollars	74,019	Goldman Sachs	106
12/20/23	U.S. Dollars	37,155	South Korean Won	50,000,000	Bank of America	93
12/20/23	Czech Republic Koruna	900,000	U.S. Dollars	38,637	Morgan Stanley	84
12/20/23	Indian Rupees	4,200,000	U.S. Dollars	50,274	Bank of America	83
12/20/23	U.S. Dollars	34,844	Indian Rupees	2,900,000	Bank of America	74
12/20/23	U.S. Dollars	64,169	New Zealand Dollars	110,000	Bank of America	72
12/20/23	U.S. Dollars	81,598	Indian Rupees	6,800,000	Barclays	68
12/20/23	U.S. Dollars	56,339	Hong Kong Dollars	440,000	Morgan Stanley	65
12/20/23	Swiss Francs	80,000	U.S. Dollars	88,403	Barclays	63
12/20/23	U.S. Dollars	40,826	South Korean Won	55,000,000	Goldman Sachs	57
12/20/23	Indonesian Rupiahs	330,000,000	U.S. Dollars	20,667	Deutsche Bank	32
12/20/23	Indian Rupees	4,700,000	U.S. Dollars	56,325	Barclays	26
12/20/23	U.S. Dollars	27,526	Mexican Pesos	500,000	Morgan Stanley	25
12/20/23	U.S. Dollars	19,589	Thai Baht	700,000	Barclays	23
12/20/23	U.S. Dollars	33,648	Colombian Pesos	140,000,000	Bank of America	20
12/20/23	U.S. Dollars	56,367	Philippine Pesos	3,200,000	Citibank	15
12/20/23	U.S. Dollars	10,990	Hungarian Forints	4,000,000	Deutsche Bank	5
12/15/23	New Zealand Dollars	3,500	U.S. Dollars	2,034	Morgan Stanley	5
12/20/23	Singapore Dollars	40,000	U.S. Dollars	29,279	Goldman Sachs	2
12/20/23	U.S. Dollars	8,029	Mexican Pesos	145,965	Barclays	1
12/20/23	U.S. Dollars	24,715	Hungarian Forints	9,000,000	Goldman Sachs	—
12/20/23	U.S. Dollars	65,884	Singapore Dollars	90,000	Barclays	—
Total Unrealized Appreciation						$ 380,261

12/15/23	U.S. Dollars	1,513	New Zealand Dollars	2,600	Morgan Stanley	$ (2)
12/20/23	U.S. Dollars	8,976	Swedish Kronor	100,000	Morgan Stanley	(6)
12/20/23	British Pounds	20,000	U.S. Dollars	24,334	Citibank	(15)
12/15/23	U.S. Dollars	29,181	Swedish Kronor	325,200	Morgan Stanley	(17)
12/20/23	Hungarian Forints	46,000,000	U.S. Dollars	126,339	Goldman Sachs	(20)
12/20/23	Swedish Kronor	300,000	U.S. Dollars	26,969	Goldman Sachs	(24)
12/20/23	U.S. Dollars	54,890	Hungarian Forints	20,000,000	Barclays	(31)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	36,936	Philippine Pesos	2,100,000	Deutsche Bank	$ (45)
12/15/23	Euro	519,150	U.S. Dollars	550,536	Morgan Stanley	(48)
12/20/23	South Korean Won	25,000,000	U.S. Dollars	18,585	Barclays	(54)
12/15/23	U.S. Dollars	117,034	British Pounds	96,300	Morgan Stanley	(56)
12/20/23	U.S. Dollars	148,429	Euro	140,000	Citibank	(65)
12/20/23	Polish Zloty	150,000	U.S. Dollars	35,617	Deutsche Bank	(66)
12/20/23	U.S. Dollars	17,542	Philippine Pesos	1,000,000	Citibank	(68)
12/20/23	U.S. Dollars	85,042	British Pounds	70,000	JPMorgan Chase	(75)
12/20/23	U.S. Dollars	16,425	Mexican Pesos	300,000	Morgan Stanley	(76)
12/20/23	U.S. Dollars	21,132	Euro	20,000	Bank of America	(82)
12/20/23	Philippine Pesos	3,200,000	U.S. Dollars	56,447	Morgan Stanley	(95)
12/20/23	Czech Republic Koruna	2,100,000	U.S. Dollars	90,451	Citibank	(101)
12/20/23	U.S. Dollars	80,735	Swedish Kronor	900,000	Deutsche Bank	(102)
12/20/23	Indonesian Rupiahs	430,000,000	U.S. Dollars	27,079	Deutsche Bank	(107)
12/20/23	U.S. Dollars	86,541	Thai Baht	3,100,000	Goldman Sachs	(108)
12/20/23	U.S. Dollars	30,078	Hungarian Forints	11,000,000	JPMorgan Chase	(129)
12/20/23	Euro	10,000	U.S. Dollars	10,740	Barclays	(133)
12/20/23	U.S. Dollars	52,880	Euro	50,000	Goldman Sachs	(153)
12/20/23	U.S. Dollars	105,497	Philippine Pesos	6,000,000	Morgan Stanley	(165)
12/20/23	U.S. Dollars	119,571	Philippine Pesos	6,800,000	Bank of America	(178)
12/20/23	Colombian Pesos	80,000,000	U.S. Dollars	19,397	Citibank	(181)
12/20/23	U.S. Dollars	107,297	South Korean Won	145,000,000	Barclays	(183)
12/20/23	U.S. Dollars	97,644	Thai Baht	3,500,000	Morgan Stanley	(185)
12/20/23	Czech Republic Koruna	300,000	U.S. Dollars	13,099	JPMorgan Chase	(192)
12/20/23	Australian Dollars	100,000	U.S. Dollars	63,739	Goldman Sachs	(194)
12/20/23	Polish Zloty	400,000	U.S. Dollars	95,001	Morgan Stanley	(197)
12/20/23	Indian Rupees	15,800,000	U.S. Dollars	189,650	Goldman Sachs	(212)
12/20/23	U.S. Dollars	59,053	South Korean Won	80,000,000	Morgan Stanley	(246)
12/20/23	Czech Republic Koruna	600,000	U.S. Dollars	26,066	Barclays	(252)
12/20/23	Japanese Yen	3,000,000	U.S. Dollars	20,222	JPMorgan Chase	(256)
12/20/23	Singapore Dollars	80,000	U.S. Dollars	58,837	JPMorgan Chase	(274)
12/20/23	Swiss Francs	60,000	U.S. Dollars	66,624	Barclays	(274)
12/20/23	U.S. Dollars	158,586	Australian Dollars	250,000	Morgan Stanley	(275)
12/20/23	Australian Dollars	40,000	U.S. Dollars	25,701	Morgan Stanley	(283)
12/20/23	Taiwan Dollars	1,651,352	U.S. Dollars	51,322	Bank of America	(296)
12/20/23	Euro	80,000	U.S. Dollars	85,153	JPMorgan Chase	(299)
12/20/23	U.S. Dollars	96,497	Philippine Pesos	5,500,000	JPMorgan Chase	(358)
12/20/23	Norwegian Kroner	100,000	U.S. Dollars	9,334	JPMorgan Chase	(369)
12/20/23	U.S. Dollars	81,375	Czech Republic Koruna	1,900,000	JPMorgan Chase	(370)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	70,044	South Korean Won	95,000,000	Goldman Sachs	$ (374)
12/20/23	U.S. Dollars	318,348	Philippine Pesos	18,100,000	Barclays	(394)
12/20/23	U.S. Dollars	242,794	British Pounds	200,000	Morgan Stanley	(397)
12/15/23	U.S. Dollars	67,782	Euro	64,300	Morgan Stanley	(400)
12/20/23	Singapore Dollars	160,000	U.S. Dollars	117,536	Morgan Stanley	(410)
12/20/23	Australian Dollars	190,000	U.S. Dollars	121,147	Barclays	(412)
12/20/23	Chilean Pesos	44,000,000	U.S. Dollars	49,433	Goldman Sachs	(424)
12/20/23	Polish Zloty	300,000	U.S. Dollars	71,528	Barclays	(425)
12/20/23	Mexican Pesos	2,800,000	U.S. Dollars	154,434	Morgan Stanley	(429)
12/20/23	British Pounds	70,000	U.S. Dollars	85,549	Goldman Sachs	(432)
12/20/23	Czech Republic Koruna	1,300,000	U.S. Dollars	56,413	Goldman Sachs	(483)
12/20/23	Swiss Francs	70,000	U.S. Dollars	77,892	JPMorgan Chase	(484)
12/20/23	Japanese Yen	4,000,000	U.S. Dollars	27,109	Barclays	(488)
12/20/23	U.S. Dollars	157,569	British Pounds	130,000	Barclays	(505)
12/20/23	U.S. Dollars	76,891	Swiss Francs	70,000	JPMorgan Chase	(517)
12/20/23	Singapore Dollars	160,000	U.S. Dollars	117,681	Goldman Sachs	(555)
12/20/23	Colombian Pesos	130,000,000	U.S. Dollars	31,800	Bank of America	(575)
12/15/23	Swedish Kronor	463,500	U.S. Dollars	42,193	Morgan Stanley	(576)
12/20/23	Mexican Pesos	400,000	U.S. Dollars	22,581	Citibank	(580)
12/20/23	Brazilian Reals	100,000	U.S. Dollars	20,305	Goldman Sachs	(586)
12/20/23	Czech Republic Koruna	2,100,000	U.S. Dollars	90,936	Deutsche Bank	(587)
12/20/23	Mexican Pesos	300,000	U.S. Dollars	17,094	Goldman Sachs	(593)
12/20/23	U.S. Dollars	59,619	Czech Republic Koruna	1,400,000	Morgan Stanley	(614)
12/20/23	Swedish Kronor	3,000,000	U.S. Dollars	270,100	Barclays	(646)
12/20/23	U.S. Dollars	37,825	Mexican Pesos	700,000	Barclays	(677)
12/20/23	Euro	60,000	U.S. Dollars	64,321	Goldman Sachs	(681)
12/20/23	U.S. Dollars	24,473	Thai Baht	900,000	Barclays	(683)
12/20/23	Japanese Yen	7,000,000	U.S. Dollars	47,307	Bank of America	(719)
12/20/23	U.S. Dollars	264,443	Euro	250,000	Barclays	(724)
12/20/23	Polish Zloty	850,000	U.S. Dollars	202,210	Bank of America	(752)
12/20/23	U.S. Dollars	65,143	Hungarian Forints	24,000,000	Deutsche Bank	(762)
12/20/23	Israeli Shekels	50,000	U.S. Dollars	13,173	Morgan Stanley	(766)
12/20/23	Israeli Shekels	50,000	U.S. Dollars	13,173	JPMorgan Chase	(766)
12/20/23	Indonesian Rupiahs	380,000,000	U.S. Dollars	24,648	JPMorgan Chase	(813)
12/20/23	South Korean Won	145,000,000	U.S. Dollars	108,310	Morgan Stanley	(828)
12/20/23	South Korean Won	60,000,000	U.S. Dollars	45,367	JPMorgan Chase	(892)
12/20/23	Swedish Kronor	400,000	U.S. Dollars	36,835	Bank of America	(907)
12/20/23	U.S. Dollars	169,280	British Pounds	140,000	Goldman Sachs	(954)
12/20/23	U.S. Dollars	30,211	Colombian Pesos	130,000,000	Goldman Sachs	(1,015)
12/20/23	Taiwan Dollars	4,848,648	U.S. Dollars	150,848	Barclays	(1,029)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	26,808	Chilean Pesos	25,000,000	Goldman Sachs	$ (1,039)
12/20/23	U.S. Dollars	42,174	Colombian Pesos	180,000,000	JPMorgan Chase	(1,061)
12/20/23	South Korean Won	410,000,000	U.S. Dollars	305,147	Goldman Sachs	(1,236)
12/20/23	Brazilian Reals	190,000	U.S. Dollars	38,735	Citibank	(1,271)
12/20/23	U.S. Dollars	174,987	Czech Republic Koruna	4,100,000	Citibank	(1,408)
12/20/23	Japanese Yen	11,000,000	U.S. Dollars	74,620	Morgan Stanley	(1,410)
12/20/23	Israeli Shekels	100,000	U.S. Dollars	26,353	Barclays	(1,539)
12/20/23	U.S. Dollars	80,802	Chilean Pesos	74,000,000	Bank of America	(1,623)
12/20/23	U.S. Dollars	27,117	Colombian Pesos	120,000,000	Bank of America	(1,707)
12/20/23	U.S. Dollars	62,130	South African Rand	1,200,000	Goldman Sachs	(1,969)
12/20/23	Swedish Kronor	1,100,000	U.S. Dollars	100,801	Morgan Stanley	(2,001)
12/20/23	U.S. Dollars	68,985	Polish Zloty	300,000	JPMorgan Chase	(2,118)
12/20/23	U.S. Dollars	68,773	Polish Zloty	300,000	Citibank	(2,330)
12/20/23	New Zealand Dollars	210,000	U.S. Dollars	124,749	Citibank	(2,381)
12/20/23	British Pounds	90,000	U.S. Dollars	111,859	Barclays	(2,422)
12/15/23	British Pounds	352,200	U.S. Dollars	430,782	Morgan Stanley	(2,546)
12/20/23	U.S. Dollars	146,954	South African Rand	2,800,000	Deutsche Bank	(2,611)
12/20/23	British Pounds	220,000	U.S. Dollars	270,173	Bank of America	(2,662)
12/20/23	U.S. Dollars	119,863	South African Rand	2,300,000	JPMorgan Chase	(2,995)
12/20/23	Mexican Pesos	1,400,000	U.S. Dollars	80,268	JPMorgan Chase	(3,265)
12/20/23	New Zealand Dollars	180,000	U.S. Dollars	108,431	Bank of America	(3,544)
12/20/23	Czech Republic Koruna	4,900,000	U.S. Dollars	214,448	Morgan Stanley	(3,633)
12/20/23	New Zealand Dollars	390,000	U.S. Dollars	231,058	Deutsche Bank	(3,805)
12/20/23	Euro	220,000	U.S. Dollars	237,315	Bank of America	(3,968)
12/20/23	U.S. Dollars	124,218	South African Rand	2,400,000	Morgan Stanley	(3,982)
12/20/23	Canadian Dollars	250,000	U.S. Dollars	184,448	Morgan Stanley	(4,006)
12/20/23	Australian Dollars	520,000	U.S. Dollars	334,599	Citibank	(4,166)
12/20/23	Israeli Shekels	300,000	U.S. Dollars	78,638	Deutsche Bank	(4,197)
12/20/23	U.S. Dollars	102,395	Polish Zloty	450,000	Deutsche Bank	(4,259)
12/20/23	U.S. Dollars	610,646	Euro	580,000	JPMorgan Chase	(4,542)
12/20/23	Taiwan Dollars	11,900,000	U.S. Dollars	372,804	Deutsche Bank	(5,103)
12/20/23	Colombian Pesos	740,000,000	U.S. Dollars	183,168	Morgan Stanley	(5,422)
12/20/23	U.S. Dollars	164,024	Chilean Pesos	153,000,000	Barclays	(6,395)
12/20/23	Brazilian Reals	2,100,000	U.S. Dollars	420,650	Morgan Stanley	(6,570)
12/20/23	Canadian Dollars	430,000	U.S. Dollars	316,975	Bank of America	(6,616)
12/20/23	Israeli Shekels	550,000	U.S. Dollars	143,558	Citibank	(7,082)
12/20/23	New Zealand Dollars	750,000	U.S. Dollars	444,314	Morgan Stanley	(7,288)
12/20/23	New Zealand Dollars	560,000	U.S. Dollars	333,853	Goldman Sachs	(7,539)
12/20/23	New Zealand Dollars	590,000	U.S. Dollars	351,357	Barclays	(7,564)
12/20/23	Swiss Francs	450,000	U.S. Dollars	506,558	Morgan Stanley	(8,933)
12/20/23	Norwegian Kroner	4,100,000	U.S. Dollars	376,751	Goldman Sachs	(9,169)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/20/23	Canadian Dollars	510,000	U.S. Dollars	378,750	JPMorgan Chase	$ (10,650)
12/20/23	Norwegian Kroner	4,500,000	U.S. Dollars	415,064	Morgan Stanley	(11,621)
12/20/23	British Pounds	480,000	U.S. Dollars	596,747	JPMorgan Chase	(13,088)
12/20/23	Norwegian Kroner	4,500,000	U.S. Dollars	416,663	Deutsche Bank	(13,219)
12/20/23	Israeli Shekels	950,000	U.S. Dollars	249,032	Bank of America	(13,299)
12/20/23	U.S. Dollars	700,348	Polish Zloty	3,050,000	Morgan Stanley	(22,532)
Total Unrealized Depreciation						$(273,557)
Net Unrealized Appreciation						$ 106,704

Long Contracts for Difference at October 31, 2023: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,415	Monthly	$ 310,034	$ 4,877
AbbVie, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,084	Monthly	296,852	(307)
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	998	Monthly	102,992	(5,831)
Albemarle Corp.	U.S. Fed Funds	1/24/2024	Barclays	768	Monthly	97,273	(7,793)
Alcoa Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,398	Monthly	112,670	9,713
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	860	Monthly	79,919	(6,855)
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,049	Monthly	389,908	9,027
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	16,292	Monthly	653,092	(43,794)
Amazon.com, Inc.	U.S. Fed Funds	1/24/2024	Barclays	112	Monthly	14,906	42
American Electric Power Co., Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,100	Monthly	158,456	4,421
American Express Co.	U.S. Fed Funds	1/24/2024	Barclays	189	Monthly	27,579	360
American Express Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,521	Monthly	367,372	(17,811)
American International Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,233	Monthly	320,551	11,909
American International Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,563	Monthly	218,048	(3,755)
American Water Works Company, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,557	Monthly	182,864	(2,835)
Apache Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,246	Monthly	366,472	(23,617)
Applied Materials, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,187	Monthly	288,834	(19,533)
AT&T, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	29,848	Monthly	458,800	28,691
Atmos Energy Corp.	U.S. Fed Funds	1/24/2024	Barclays	243	Monthly	26,161	180
Autodesk, Inc.	U.S. Fed Funds	1/24/2024	Barclays	66	Monthly	13,031	(150)
AutoZone, Inc.	U.S. Fed Funds	1/24/2024	Barclays	148	Monthly	366,284	6,227
Avis Budget Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	505	Monthly	82,020	(5,249)
Barrick Gold Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,728	Monthly	91,446	(3,352)
Baxter International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	11,170	Monthly	361,906	(5,029)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,584	Monthly	305,402	(14,771)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Booking Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	103	Monthly	$ 287,120	$ (2,125)
BorgWarner, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,500	Monthly	202,927	(7,338)
BorgWarner, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,989	Monthly	294,180	(21,066)
Boyd Gaming Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,831	Monthly	266,644	(25,148)
Bristol-Myers Squibb Co.	U.S. Fed Funds	1/24/2024	Barclays	6,904	Monthly	355,441	(27,892)
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,769	Monthly	149,859	(14,420)
Campbell Soup	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,395	Monthly	96,522	482
Capital One Financial Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,363	Monthly	238,628	10,572
Cardinal Health, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,226	Monthly	293,293	(3,467)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,002	Monthly	363,708	(6,908)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	26,799	Monthly	306,170	(29,229)
Caterpillar, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,239	Monthly	279,806	(26,350)
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,533	Monthly	345,765	(65,688)
CH Robinson Worldwide, Inc.	U.S. Fed Funds	8/19/2026	Goldman Sachs	3,548	Monthly	289,738	(14,434)
Chubb Limited	U.S. Fed Funds	8/19/2026	Goldman Sachs	1,711	Monthly	367,208	2,585
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	857	Monthly	77,795	1,456
Ciena Corpment, Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,955	Monthly	124,608	3,576
Cigna Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	300	Monthly	92,432	(1,207)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,941	Monthly	361,084	(14,841)
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	23,102	Monthly	387,345	40,046
Clorox (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,507	Monthly	294,484	(17,606)
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,452	Monthly	309,309	(8,417)
Colgate-Palmolive Co.	U.S. Fed Funds	1/24/2024	Barclays	4,268	Monthly	320,330	13,204
Comcast Corp., Class A	U.S. Fed Funds	1/24/2024	Barclays	5,425	Monthly	223,838	(5,602)
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	10,727	Monthly	293,202	(350)
ConocoPhillips	U.S. Fed Funds	1/24/2024	Barclays	2,809	Monthly	333,475	(5,182)
Coterra Energy, Inc.	U.S. Fed Funds	1/24/2024	Barclays	10,839	Monthly	297,789	(10,038)
Crown Castle International Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,881	Monthly	174,642	11,729
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	7,314	Monthly	217,626	(9,693)
CSX Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	12,077	Monthly	359,741	(19,598)
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,569	Monthly	383,101	(13,690)
Darden Restaurants, Inc.	U.S. Fed Funds	1/24/2024	Barclays	413	Monthly	60,077	1,522
Darden Restaurants, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,925	Monthly	279,612	12,402
Darling Ingredients, Inc.	U.S. Fed Funds	1/24/2024	Barclays	420	Monthly	18,591	1,542
DaVita, Inc.	U.S. Fed Funds	1/24/2024	Barclays	261	Monthly	20,154	(72)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	974	Monthly	75,028	(8,264)
Dell Technologies, Inc., Class C	U.S. Fed Funds	1/24/2024	Barclays	5,525	Monthly	369,345	7,236
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,582	Monthly	305,994	(4,057)
Devon Energy Corp.	U.S. Fed Funds	1/24/2024	Barclays	8,061	Monthly	375,047	(9,543)
Devon Energy Corp.	U.S. Fed Funds	2/8/2024	JPMorgan Chase	5,642	Monthly	261,998	1,879
Discovery Incment, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,909	Monthly	48,718	(3,372)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,138	Monthly	367,311	(16,822)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Duke Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,116	Monthly	$ 365,136	$ (3,081)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,434	Monthly	176,773	(6,434)
Eaton Corp. PLC	U.S. Fed Funds	1/24/2024	Barclays	40	Monthly	8,295	310
Elastic N.V.	U.S. Fed Funds	1/24/2024	Barclays	3,804	Monthly	285,193	(14,377)
Energy, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,145	Monthly	301,346	(8,546)
EQT Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,856	Monthly	205,586	323
Equity Residential	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	263	Monthly	14,504	(1,284)
Equity Residential	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,492	Monthly	358,448	(30,679)
Eversource Energy	U.S. Fed Funds	1/24/2024	Barclays	4,600	Monthly	247,212	5,896
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,654	Monthly	375,152	(12,649)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,632	Monthly	345,427	(15,599)
Extra Space Storage Incment, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,868	Monthly	296,479	(41,206)
FedEx Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,604	Monthly	383,965	(22,798)
FedEx Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,217	Monthly	291,600	(9,680)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	368	Monthly	18,070	175
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	42,274	Monthly	411,002	(78,342)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,082	Monthly	115,925	(10,672)
Fox Corp., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,689	Monthly	51,238	(1,655)
Gap (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	23,371	Monthly	302,036	12,960
Gap (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	29,869	Monthly	381,604	21,683
General Electric Co.	U.S. Fed Funds	1/24/2024	Barclays	2,717	Monthly	294,881	5,004
General Electric Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,868	Monthly	202,788	273
General Motors Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	13,366	Monthly	376,182	(24,085)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,184	Monthly	399,986	(24,040)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,098	Monthly	226,873	6,853
Hasbro, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,455	Monthly	110,800	(8,133)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	584	Monthly	131,736	(11,874)
Healthpeak Properties, Inc.	U.S. Fed Funds	1/24/2024	Barclays	14,255	Monthly	221,449	(13,759)
Hershey (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	304	Monthly	56,838	(1,478)
HF Sinclair Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,692	Monthly	93,517	474
Home Depot (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,315	Monthly	374,039	(295)
Honeywell International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,006	Monthly	367,286	5,163
Hormel Foods Corp	U.S. Fed Funds	1/24/2024	Barclays	443	Monthly	14,407	692
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,329	Monthly	36,054	493
HP, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	11,493	Monthly	301,692	1,955
HP, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	14,218	Monthly	373,597	(8,583)
Humana, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	602	Monthly	314,631	(943)
Illumina, Inc.	U.S. Fed Funds	1/24/2024	Barclays	995	Monthly	108,863	(51)
International Paper Co.	U.S. Fed Funds	1/24/2024	Barclays	8,167	Monthly	275,243	10,092
JM Smucker (The) Co.	U.S. Fed Funds + (0.06)%	8/19/2026	Goldman Sachs	1,335	Monthly	151,676	1,195
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	6,068	Monthly	$ 296,511	$ (21,484)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,603	Monthly	371,954	(25,640)
KB Home	U.S. Fed Funds	1/24/2024	Barclays	337	Monthly	14,797	236
KB Home	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,541	Monthly	156,217	1,355
Keysight Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	273	Monthly	33,210	(2,597)
Kimberly-Clarke Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,411	Monthly	288,182	(5,502)
Kimco Realty Corp.	U.S. Fed Funds	1/24/2024	Barclays	999	Monthly	17,907	1,443
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	21,625	Monthly	349,303	(14,733)
KLA Corp.	U.S. Fed Funds	1/24/2024	Barclays	613	Monthly	287,665	4,116
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	6,231	Monthly	281,850	3,822
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	8,898	Monthly	263,582	(3,404)
L Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,251	Monthly	303,321	(16,847)
L3Harris Technologies, Inc.	U.S. Fed Funds	1/24/2024	Barclays	607	Monthly	108,691	1,330
Lam Research Corp.	U.S. Fed Funds	1/24/2024	Barclays	507	Monthly	297,963	(5,547)
Las Vegas Sands Corp.	U.S. Fed Funds	1/24/2024	Barclays	860	Monthly	40,816	(129)
Lennar Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,834	Monthly	301,503	(10,185)
Lockheed Martin Corp.	U.S. Fed Funds	1/24/2024	Barclays	815	Monthly	370,197	6,577
Lowe's Cos., Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,224	Monthly	423,442	4,485
Marathon Petroleum Corp.	U.S. Fed Funds + U.S. Fed Funds	1/24/2024	Barclays	5,482	Monthly	472,217	4,326
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,646	Monthly	248,393	5,139
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	543	Monthly	102,335	(420)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,766	Monthly	334,482	(2,464)
Martin Marietta Materials, Inc.	U.S. Fed Funds	1/24/2024	Barclays	351	Monthly	143,451	(95)
Masco Corp.	U.S. Fed Funds	1/24/2024	Barclays	772	Monthly	40,200	717
Match Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,557	Monthly	157,371	(7,109)
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds	1/24/2024	Barclays	3,211	Monthly	205,024	7,623
Mcdonalds Corp.	U.S. Fed Funds	1/24/2024	Barclays	800	Monthly	209,549	5,749
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	685	Monthly	179,077	7,990
Mcdonalds Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,178	Monthly	308,248	13,819
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	809	Monthly	367,274	1,096
Medtronic, PLC	U.S. Fed Funds	1/24/2024	Barclays	748	Monthly	52,729	(1,419)
Meta Platform Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	987	Monthly	296,765	(17,750)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,515	Monthly	296,189	(36,900)
Mohawk Industries, Inc.	U.S. Fed Funds	1/24/2024	Barclays	162	Monthly	13,010	162
Mondelez International, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	3,487	Monthly	230,589	7,456
Moodys Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	300	Monthly	92,224	(3,621)
Mosaic (The) Co.	U.S. Fed Funds	1/24/2024	Barclays	8,690	Monthly	281,984	(10,893)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Motorola Solutions, Inc.	U.S. Fed Funds	1/24/2024	Barclays	761	Monthly	$ 211,712	$ (934)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,141	Monthly	364,634	(15,908)
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,647	Monthly	52,726	(1,538)
Newmont Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,949	Monthly	371,970	(11,699)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,873	Monthly	294,372	(20,942)
Norfolk Southern Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,968	Monthly	375,145	(10,301)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	772	Monthly	363,190	(14,372)
Nucor Corp.	U.S. Fed Funds	1/24/2024	Barclays	94	Monthly	13,882	47
Nutrien ltd.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,422	Monthly	237,084	(25,932)
NXP Semiconductors N.V.	U.S. Fed Funds	1/24/2024	Barclays	287	Monthly	49,474	(1,623)
Occidental Petroleum Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,866	Monthly	362,238	(6,264)
Olin Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,476	Monthly	62,841	(7,284)
Olin Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,494	Monthly	63,638	(8,029)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,960	Monthly	370,258	(1,246)
Oracle Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,627	Monthly	277,463	5,148
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1	Monthly	929	(17)
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	432	Monthly	33,301	(493)
Ovintiv, Inc.	U.S. Fed Funds	1/24/2024	Barclays	7,522	Monthly	360,716	(8,614)
Owens Corning	U.S. Fed Funds	1/24/2024	Barclays	777	Monthly	88,051	(2,861)
Packaging Corp. Of America	U.S. Fed Funds	1/24/2024	Barclays	1,788	Monthly	274,429	13,701
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,555	Monthly	389,838	(2,942)
Parker-Hannifin Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	788	Monthly	290,090	(21,920)
PBF Energy, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	765	Monthly	36,871	771
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	11,427	Monthly	348,877	(1,849)
PPG Industries, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,407	Monthly	294,665	(14,682)
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	302	Monthly	45,309	232
Public Storage	U.S. Fed Funds	1/24/2024	Barclays	4	Monthly	954	(38)
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,692	Monthly	302,330	1,283
Range Resources Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,543	Monthly	162,475	3,197
Royal Caribbean Cruises Ltd.	U.S. Fed Funds	1/24/2024	Barclays	3,569	Monthly	302,134	12,046
Royalty Pharma PLC, Class A	U.S. Fed Funds	1/24/2024	Barclays	9,807	Monthly	263,267	(5,249)
Salesforce.com, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,439	Monthly	288,727	(1,951)
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,415	Monthly	294,446	18,912
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,894	Monthly	450,834	(442)
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,813	Monthly	113,078	1,543
Southern Copper Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	956	Monthly	67,668	(1,133)
Southwestern Energy	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,638	Monthly	25,846	1,216
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,160	Monthly	183,473	7,855
Starbucks Corp.	U.S. Fed Funds	1/24/2024	Barclays	81	Monthly	7,464	(166)
Steel Dynamics, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,873	Monthly	305,742	22,033
Steris, PLC	U.S. Fed Funds	1/24/2024	Barclays	2,437	Monthly	301,414	(4,811)
Stryker Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	953	Monthly	256,918	4,641
Synchrony Financial	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,554	Monthly	267,084	(13,422)
Sysco Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,286	Monthly	218,290	4,700
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Tapestry, Inc.	U.S. Fed Funds	1/24/2024	Barclays	6,896	Monthly	$ 189,877	$ (2,522)
Target Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,279	Monthly	473,684	11,730
Tenet Healthcare Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,740	Monthly	93,325	(1,784)
TJX (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,254	Monthly	110,188	(2,303)
Toll Brothers, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,201	Monthly	367,430	6,221
Toll Brothers, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,258	Monthly	300,489	(4,022)
Trane Technologies PLC	U.S. Fed Funds	1/24/2024	Barclays	416	Monthly	79,111	1,141
Travelers (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,836	Monthly	306,805	(1,000)
Twilio Inc.	U.S. Fed Funds	1/24/2024	Barclays	245	Monthly	12,559	(1)
Uber Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	6,077	Monthly	262,406	(9,297)
UDR, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,553	Monthly	176,070	(24,512)
Union Pacific Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,807	Monthly	374,806	(616)
United Parcel Service, Inc., Class B	U.S. Fed Funds	1/24/2024	Barclays	1,533	Monthly	216,405	(3,101)
United States Steel Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,435	Monthly	183,642	4,233
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	43	Monthly	5,297	(125)
Valero Energy Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,869	Monthly	364,018	(11,046)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,335	Monthly	296,145	(2,185)
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,250	Monthly	249,048	(14,927)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,912	Monthly	291,090	3,004
Vulcan Materials Co.	U.S. Fed Funds	1/24/2024	Barclays	569	Monthly	111,697	(3,526)
W.P. Carey, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,208	Monthly	279,169	4,204
Walmart, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,202	Monthly	196,373	546
Waste Connections, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	501	Monthly	64,840	(1,945)
Weyerhaeuser Co.	U.S. Fed Funds	1/24/2024	Barclays	9,269	Monthly	265,682	(1,636)
Workday, Inc.	U.S. Fed Funds	8/19/2026	Goldman Sachs	181	Monthly	38,242	(786)
Yum Brands, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,350	Monthly	645,571	9,172
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	347	Monthly	36,197	(294)
Zoetis , Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,844	Monthly	289,296	(13,355)
ZoomInfo Technologies, Inc.	U.S. Fed Funds	8/19/2026	Goldman Sachs	3,835	Monthly	49,570	(16,200)
Total (Cost $50,582,879)				912,299		$49,643,187	$(939,692)

Short Contracts for Difference at October 31, 2023: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Advance Drainage Systems, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,678	Monthly	$ (285,523)	$ 28,598
Advanced Auto Parts, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,840	Monthly	(146,847)	(9,249)
Advanced Micro Devices, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,793	Monthly	(373,314)	94
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	26,573	Monthly	$ (394,231)	$ (54,461)
Aflac, Inc.	U.S. Fed Funds	1/24/2024	Barclays	906	Monthly	(70,724)	(761)
Air Products & Chemicals, Inc.	U.S. Fed Funds	1/24/2024	Barclays	198	Monthly	(55,890)	(1,173)
Allstate Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	473	Monthly	(60,587)	(1,277)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	485	Monthly	(11,710)	230
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	15,697	Monthly	(378,455)	14,068
Amcor, PLC	U.S. Fed Funds	1/24/2024	Barclays	22,678	Monthly	(201,442)	(9,813)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	18,048	Monthly	(199,923)	20,187
AmerisourceBergen Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	674	Monthly	(124,768)	1,600
Amgen, Inc.	U.S. Fed Funds	1/24/2024	Barclays	816	Monthly	(208,293)	14,524
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,619	Monthly	(125,111)	16,146
Aramark Services, Inc.	U.S. Fed Funds	1/24/2024	Barclays	6,245	Monthly	(168,134)	(1,547)
Arthur J Gallagher & Co.	U.S. Fed Funds	1/24/2024	Barclays	1,295	Monthly	(304,723)	(9,207)
Avantor, Inc.	U.S. Fed Funds	1/24/2024	Barclays	16,036	Monthly	(279,249)	45,588
Avery Dennison Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,555	Monthly	(269,791)	17,433
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	2,284	Monthly	(370,718)	37,940
Ball Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,956	Monthly	(382,800)	(39,721)
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,177	Monthly	(345,242)	21,083
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,031	Monthly	(378,749)	(3,762)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,490	Monthly	(298,026)	22,437
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	281	Monthly	(15,051)	13
Boston Scientific Corp.	U.S. Fed Funds	1/24/2024	Barclays	6,894	Monthly	(352,440)	(6,844)
Broadcom, Inc.	U.S. Fed Funds	2/8/2024	JPMorgan Chase	54	Monthly	(45,384)	1,081
Brookfield Asset Management, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,298	Monthly	(125,174)	6,947
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,277	Monthly	(295,921)	2,656
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	5,360	Monthly	(300,170)	(79)
Builders FirstSource, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	153	Monthly	(16,552)	1,600
Bunge Ltd.	U.S. Fed Funds	1/24/2024	Barclays	2,446	Monthly	(258,927)	(10,804)
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	2,237	Monthly	(89,216)	31
Campbell Soup	U.S. Fed Funds	1/24/2024	Barclays	8,886	Monthly	(358,788)	(7,166)
Canadian Natural Resources Ltd.	U.S. Fed Funds	1/24/2024	Barclays	10,655	Monthly	(676,322)	12,844
Carnival Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	32,107	Monthly	(367,433)	7,547
Cboe Global Markets, Inc.	U.S. Fed Funds	1/24/2024	Barclays	441	Monthly	(72,228)	(908)
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,327	Monthly	(299,460)	13,040
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,453	Monthly	(290,313)	12,086
Celanese Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,565	Monthly	(293,468)	(3,367)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	14,575	Monthly	(277,074)	29,147
Centene Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,267	Monthly	(293,770)	9,699
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
CF Industries Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	794	Monthly	$ (63,291)	$ 443
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,659	Monthly	(278,743)	39,334
Charter Communications, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	983	Monthly	(395,632)	22,563
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	795	Monthly	(319,338)	27,334
Chubb Limited	U.S. Fed Funds	2/8/2024	JPMorgan Chase	9	Monthly	(1,331)	564
Cintas Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	454	Monthly	(230,034)	(1,271)
Coherent Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,063	Monthly	(267,689)	39,909
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,682	Monthly	(151,659)	11,269
ConocoPhillips	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,455	Monthly	(291,198)	15,622
Corteva, Inc.	U.S. Fed Funds	1/24/2024	Barclays	6,183	Monthly	(297,404)	3,988
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	7,555	Monthly	(362,639)	18,911
Crocs, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,960	Monthly	(264,232)	(9,186)
Crown Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,002	Monthly	(161,213)	(7,019)
D.R. Horton, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,170	Monthly	(122,046)	(2,566)
Danaher Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,898	Monthly	(364,130)	21,995
Danaher Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	100	Monthly	(19,161)	1,884
Deere & Co.	U.S. Fed Funds	1/24/2024	Barclays	460	Monthly	(167,918)	3,786
Delta Air Lines, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,468	Monthly	(45,669)	188
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,892	Monthly	(308,702)	10,632
Discover Financial Services	U.S. Fed Funds	1/24/2024	Barclays	3,668	Monthly	(300,821)	1,020
Dollar General Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,688	Monthly	(319,408)	(14,132)
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,064	Monthly	(118,041)	(514)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,582	Monthly	(365,826)	14,323
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,283	Monthly	(244,888)	(3,916)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	11,651	Monthly	(372,333)	4,160
Entegris, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,411	Monthly	(299,266)	31,172
Equinix, Inc.	U.S. Fed Funds	1/24/2024	Barclays	33	Monthly	(24,058)	(977)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	2,252	Monthly	(289,354)	28,345
Exxon Mobil Corp.	U.S. Fed Funds	2/8/2024	JPMorgan Chase	327	Monthly	(34,613)	9
FirstEnergy Corp.	U.S. Fed Funds	1/24/2024	Barclays	808	Monthly	(28,741)	(469)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	10,889	Monthly	(386,912)	6,834
Fiserv, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,890	Monthly	(331,739)	(14,966)
FMC Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,301	Monthly	(281,763)	25,621
Foot Locker, Inc.	U.S. Fed Funds	1/24/2024	Barclays	15,088	Monthly	(316,444)	(6,692)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13,692	Monthly	(461,621)	27,844
Gartner, Inc.	U.S. Fed Funds	1/24/2024	Barclays	268	Monthly	(88,908)	2,890
Gen Digital Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	12,421	Monthly	(206,528)	10,840
General Mills, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,966	Monthly	(193,345)	(2,004)
General Motors Co.	U.S. Fed Funds	1/24/2024	Barclays	6,867	Monthly	(193,380)	7,273
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,271	Monthly	(163,487)	21,285
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Global Payments, Inc.	U.S. Fed Funds	1/24/2024	Barclays	145	Monthly	$ (15,388)	$ 385
GoDaddy, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	3,502	Monthly	(254,999)	7,490
Graphic Packaging Holding Company	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13,865	Monthly	(297,687)	(3,610)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	152	Monthly	(11,139)	(574)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	446	Monthly	(67,392)	(634)
Hologic, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,437	Monthly	(293,154)	10,960
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	8,460	Monthly	(372,784)	(4,385)
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,337	Monthly	(84,686)	754
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,637	Monthly	(381,106)	(21,472)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,155	Monthly	(311,151)	(11,417)
International Flavors & Fragrances, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,635	Monthly	(316,544)	(16,381)
Intui, Inc.	U.S. Fed Funds	1/24/2024	Barclays	489	Monthly	(238,878)	7,593
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	11,263	Monthly	(664,734)	458
Jabil, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,161	Monthly	(142,218)	13,882
Johnson & Johnson	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	863	Monthly	(127,221)	8,727
Keurig Dr Pepper, Inc.	U.S. Fed Funds	1/24/2024	Barclays	549	Monthly	(16,638)	(1,085)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,808	Monthly	(99,158)	12,215
Kohls Corp.	U.S. Fed Funds	1/24/2024	Barclays	17,928	Monthly	(403,101)	(21,818)
Kraft Heinz Foods Co.	U.S. Fed Funds	1/24/2024	Barclays	11,869	Monthly	(373,084)	(3,720)
Lamb Weston Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,359	Monthly	(211,663)	(6,029)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (5.00)%	8/19/2026	Goldman Sachs	4,348	Monthly	(389,755)	(21,740)
Leidos Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,676	Monthly	(165,826)	(5,919)
Lennar Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,050	Monthly	(218,509)	(2,644)
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,835	Monthly	(126,882)	6,832
Macys, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	21,747	Monthly	(263,227)	(21,645)
Marriott International, Inc., Class A	U.S. Fed Funds	2/8/2024	JPMorgan Chase	980	Monthly	(184,203)	6,338
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.29)%	1/24/2024	Barclays	26,584	Monthly	(126,969)	(4,682)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.45)%	2/8/2024	JPMorgan Chase	16,073	Monthly	(76,604)	5,850
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,706	Monthly	(277,459)	3,714
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	6,253	Monthly	(374,170)	12,110
Metlife, Inc.	U.S. Fed Funds	8/19/2026	Goldman Sachs	4,780	Monthly	(286,287)	16,526
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,636	Monthly	(61,178)	(857)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,643	Monthly	(94,843)	3,909
MGM Resorts International	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,195	Monthly	(320,521)	16,552
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,345	Monthly	(289,989)	10,164
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	904	Monthly	$ (300,385)	$ 21,195
Murphy Oil USA, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	320	Monthly	(115,844)	806
Netflix, Inc.	U.S. Fed Funds + 20.00%	8/19/2026	Goldman Sachs	62	Monthly	(25,558)	(539)
NextEra Energy, Inc.	U.S. Fed Funds + (7.50)%	8/19/2026	Goldman Sachs	10,660	Monthly	(620,379)	(40,688)
Nordstrom, Inc.	U.S. Fed Funds + (0.25)%	1/24/2024	Barclays	1,638	Monthly	(22,880)	(505)
Nordstrom, Inc.	U.S. Fed Funds + (0.57)%	2/8/2024	JPMorgan Chase	20,588	Monthly	(287,080)	1,152
Nordstrom, Inc.	U.S. Fed Funds + (0.45)%	8/19/2026	Goldman Sachs	1,132	Monthly	(15,797)	187
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds	1/24/2024	Barclays	21,767	Monthly	(295,773)	7,224
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	7,640	Monthly	(322,172)	(18,864)
NRG Energy, Inc.	U.S. Fed Funds + (9.21)%	8/19/2026	Goldman Sachs	9,459	Monthly	(399,557)	(6,630)
Onemain Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,802	Monthly	(208,046)	16,201
Option Care Health, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,241	Monthly	(34,377)	5,886
Penn National Gaming, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,009	Monthly	(19,908)	(3)
Penn National Gaming, Inc.	U.S. Fed Funds + (0.45)%	2/8/2024	JPMorgan Chase	1,958	Monthly	(38,628)	(1,269)
Perkinelmer, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,316	Monthly	(108,915)	25,685
Permian Resources Corp.	U.S. Fed Funds	1/24/2024	Barclays	8,217	Monthly	(119,640)	2,229
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,822	Monthly	(299,586)	25,217
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,380	Monthly	(300,811)	13,106
Progressive Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,035	Monthly	(321,446)	(9,114)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	12	Monthly	(928)	385
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,730	Monthly	(340,457)	15,225
PTC Therapeutics, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	130	Monthly	(18,237)	(330)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	4,709	Monthly	(346,249)	(13,935)
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,752	Monthly	(291,973)	11,572
Quest Diagnostics, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	2,228	Monthly	(289,844)	(1,844)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	8,741	Monthly	(220,827)	12,383
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	634	Monthly	(16,034)	894
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,138	Monthly	(298,917)	18,285
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	4,654	Monthly	(378,721)	(9,630)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,982	Monthly	(323,602)	(29,111)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,569	Monthly	(386,663)	(9,292)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,930	Monthly	(106,882)	7,856
Seagate Technology, LLC	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	4,221	Monthly	(287,576)	(2,634)
Seagate Technology, LLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	269	Monthly	(18,325)	223
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	12,797	Monthly	(393,322)	(9,629)
Semiconductor Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,467	Monthly	(154,508)	16,832
Sempra Energy	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	287	Monthly	(20,061)	291
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,463	Monthly	(379,869)	(5,116)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,480	Monthly	(233,787)	452
Southwest Airlines Co.	U.S. Fed Funds	1/24/2024	Barclays	16,029	Monthly	(356,011)	31,510
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	14,197	Monthly	$ (320,587)	$ (9,246)
Stellantis N.V.	U.S. Fed Funds	1/24/2024	Barclays	8,211	Monthly	(155,256)	261
Suncor Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,890	Monthly	(255,275)	9,119
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,615	Monthly	(134,483)	899
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	10,610	Monthly	(364,491)	(2,143)
Teck Resources Ltd., Class B	U.S. Fed Funds	1/24/2024	Barclays	3,919	Monthly	(138,379)	12,598
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	5,015	Monthly	(176,975)	12,733
Teledyne Technologies, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4	Monthly	(1,497)	43
Tempur Sealy International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	7,773	Monthly	(310,125)	(1,443)
Tesla, Inc.	U.S. Fed Funds + 10.00%	8/19/2026	Goldman Sachs	1,853	Monthly	(371,712)	48,540
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	658	Monthly	(291,801)	31,396
T-Mobile US, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,553	Monthly	(510,713)	(21,323)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	1,362	Monthly	(195,389)	(4,518)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	259	Monthly	(213,832)	10,737
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	185	Monthly	(152,898)	6,926
Transocean Ltd.	U.S. Fed Funds	1/24/2024	Barclays	3,542	Monthly	(23,448)	(257)
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	14,100	Monthly	(652,316)	14,589
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	10,789	Monthly	(377,006)	43,035
United Rentals North America, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,504	Monthly	(610,558)	4,428
United States Steel Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,559	Monthly	(188,244)	(12,246)
UnitedHealth Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	551	Monthly	(294,848)	(7,463)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	491	Monthly	(261,936)	1,014
US Foods Holding Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,665	Monthly	(142,515)	(6,797)
Verizon Communications, Inc.	U.S. Fed Funds	1/24/2024	Barclays	11,516	Monthly	(404,249)	(42,761)
VF Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	17,095	Monthly	(251,292)	25,476
ViacomCBS, Inc., Class B	U.S. Fed Funds + (0.25)%	1/24/2024	Barclays	50,534	Monthly	(549,155)	15,942
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	9,254	Monthly	(82,104)	7,289
VICI Properties, Inc.	U.S. Fed Funds	1/24/2024	Barclays	10,527	Monthly	(293,456)	(6,280)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13,910	Monthly	(292,646)	22,627
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,847	Monthly	(476,411)	14,921
Welltower, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,905	Monthly	(242,732)	(1,703)
Western Digital Corp.	U.S. Fed Funds	1/24/2024	Barclays	6,050	Monthly	(242,529)	8,983
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds	1/24/2024	Barclays	720	Monthly	(76,274)	(5,181)
Whirlpool Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,929	Monthly	(201,484)	44,656
Williams (The) Cos., Inc.	U.S. Fed Funds	1/24/2024	Barclays	11,200	Monthly	(384,944)	5,264
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	2,503	Monthly	$ (85,856)	$ 147
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	3,388	Monthly	(297,264)	4,136
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	829	Monthly	(49,118)	(354)
Xylem, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,298	Monthly	(308,243)	(12,608)
Total (Cost $46,831,961)				1,060,718		$(46,036,209)	$795,752
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2023:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	5.00%	12/20/2028	USD	955,000	$ (520)	$ (1,472)	$952
Total					$(520)	$(1,472)	$952
 Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 2,517,274	$ —	$ 2,517,274
Common Stocks	65,451,018	4,050,571	—*	69,501,589
Convertible Bonds	—	63,655,165	—	63,655,165
Convertible Preferred Stocks	1,391,759	1,238,726	—	2,630,485
Corporate Bonds	—	42,502,840	—	42,502,840
Foreign Issuer Bonds	—	7,845,585	—	7,845,585
Master Limited Partnerships	1,687,484	—	—	1,687,484
Mortgage-Backed Securities	—	28,097,883	—	28,097,883
Preferred Stocks	4,199,769	—	—	4,199,769
Rights	—	—	257,655	257,655
Investment Companies	719,912	—	—	719,912
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Short-Term Investments	$ 10,735,879	$ 17,332,175	$ —	$ 28,068,054
Purchased Options	3,870	2,340	—	6,210
Total Assets – Investments at value	$ 84,189,691	$167,242,559	$257,655	$251,689,905
Liabilities:
Common Stocks	$(27,989,744)	$ —	$ —	$ (27,989,744)
Mortgage-Backed Securities	—	(115,635)	—	(115,635)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(27,989,744)	$ (115,635)	$ —	$ (28,105,379)
Net Investments	$ 56,199,947	$167,126,924	$257,655	$223,584,526

*Includes securities determined to have no value as of October 31, 2023.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$1,435,684	$ —	$—	$ 1,435,684
Forward Foreign Currency Exchange Contracts	—	380,261	—	380,261
Contracts for Difference	—	49,643,187	—	49,643,187
Total Assets - Derivative Financial Instruments	$1,435,684	$ 50,023,448	$—	$ 51,459,132
Liabilities:
Futures Contracts	$ (789,143)	$ —	$—	$ (789,143)
Forward Foreign Currency Exchange Contracts	—	(273,557)	—	(273,557)
Contracts for Difference	—	(46,036,209)	—	(46,036,209)
Swap Agreements	—	(520)	—	(520)
Total Liabilities - Derivative Financial Instruments	$ (789,143)	$(46,310,286)	$—	$(47,099,429)
Net Derivative Financial Instruments	$ 646,541	$ 3,713,162	$—	$ 4,359,703
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Assets and Liabilities
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,425,402,163	$712,979,283	$198,118,516	$827,263,561	$311,112,471
Cash	1,942	—	—	—	1,800
Foreign currencies, at value	57,787	976,857	279,371	805,666	—
Due from broker	—	—	1,479,648	7,770,871	—
Receivable from Adviser	51,907	69,999	—	137,036	25,647
Receivable for:
Dividends and interest	1,231,211	1,530,413	1,481,743	4,603,256	4,169,577
Securities lending income	8,487	2,069	5,452	8,365	—
Foreign tax reclaims	149,996	1,414,152	449,447	24,862	—
Investments sold	1,137,993	1,515,220	924,028	72,380,140	—
Fund shares sold	1,078,236	644,559	40,688	549,697	181,160
Variation margin on futures contracts	—	—	24,096	109,777	—
Variation margin on centrally cleared swap agreements	—	—	3,037	154,902	—
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	—	6,123	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	35,233	90,561	—
Upfront premiums paid on swap agreements	—	—	57,038	304,390	—
Prepaid expenses and other assets	53,139	35,016	36,902	34,798	22,987
Total assets	1,429,172,861	719,167,568	202,935,199	914,244,005	315,513,642
Liabilities
Investments sold short, at value	—	—	—	16,839,031	—
Written options, at value	—	—	—	969,161	—
Due to broker	—	—	505,613	4,013,087	—
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	58,731	16,973	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	49,014	78,128	—
Payable for:
Dividends on short sales	—	—	—	58,036	—
Investments purchased on a delayed-delivery basis	—	—	—	122,606,451	—
Investments purchased	1,367,688	1,330,658	2,097,349	2,538,718	500,000
Unrealized depreciation on unfunded loan commitments	—	—	106	—	—
Fund shares redeemed	1,076,439	560,538	422,185	1,272,763	320,512
Variation margin on futures contracts	—	—	24,083	83,054	—
Variation margin on centrally cleared swap agreements	—	—	2,223	39,597	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Deferred capital gains tax	—	33,875	—	—	—
Collateral for securities lending	11,876,126	7,145,629	4,901,136	10,092,376	—
Upfront premiums received from swap agreements	—	—	—	111,240	—
Accrued management fees	818,324	510,716	58,793	284,553	118,867
Accrued trustee fees	13,788	6,581	1,843	7,012	2,912
Accrued expenses	264,157	231,272	101,376	281,667	97,898
Total liabilities	15,416,522	9,819,269	8,222,452	159,291,847	1,040,189
Net assets	$1,413,756,339	$709,348,299	$194,712,747	$ 754,952,158	$314,473,453
Analysis of net assets:
Paid in capital	$1,252,462,287	$758,622,488	$233,331,400	$ 957,947,979	$352,702,865
Distributable earnings (loss)	161,294,052	(49,274,189)	(38,618,653)	(202,995,821)	(38,229,412)
Net assets	$1,413,756,339	$709,348,299	$194,712,747	$ 754,952,158	$314,473,453
Shares outstanding:	131,535,697	77,209,190	22,928,609	90,978,333	33,405,519
Net asset value, offering price and redemption price per share:	$ 10.75	$ 9.19	$ 8.49	$ 8.30	$ 9.41
Investments in non-affiliates, at cost	$1,312,290,868	$761,976,331	$209,235,924	$ 915,804,174	$341,747,916
Foreign currencies, at cost	$ 57,789	$ 1,081,202	$ 286,840	$ 815,864	$ —
Investments sold short proceeds	$ —	$ —	$ —	$ 16,920,494	$ —
Written option premiums	$ —	$ —	$ —	$ 1,054,580	$ —
*Market value of securities on loan	$ 63,640,880	$ 14,845,033	$ 6,410,992	$ 22,852,570	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$129,371,857	$164,980,825	$271,110,726	$251,689,905
Cash	—	38,189	—	30,032,931
Foreign currencies, at value	—	147,035	101,812	421,375
Due from broker	—	273,251	—	2,314,328
Receivable from Adviser	27,036	35,632	—	40,101
Receivable for:
Dividends and interest	310,314	2,506,192	355,170	1,380,435
Securities lending income	848	—	5,022	—
Foreign tax reclaims	—	89,851	54,463	10,595
Investments sold	1,409,525	2,225,941	1,986,164	8,516,448
Fund shares sold	27,628	128,628	241,337	100,213
Variation margin on futures contracts	—	344	—	31,593
Variation margin on centrally cleared swap agreements	—	12,077	—	—
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	—	1,933,908
Unrealized appreciation on forward foreign currency exchange contracts	—	87,050	268	380,261
Prepaid expenses and other assets	25,784	33,383	28,676	26,532
Total assets	131,172,992	170,558,398	273,883,638	296,878,625
Liabilities
Investments sold short, at value	—	—	—	28,105,379
Written options, at value	—	2,023	—	—
Due to broker	—	12,077	—	279,846
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	—	2,077,848
Unrealized depreciation on forward foreign currency exchange contracts	—	167,568	387	273,557
Payable for:
Dividends on short sales	—	—	—	15,340
Investments purchased on a delayed-delivery basis	358,444	122,813	—	3,849,125
Investments purchased	318,300	3,085,277	1,844,196	3,101,032
Fund shares redeemed	237,045	433,577	227,200	285,135
Variation margin on futures contracts	—	6,444	—	64,315
Variation margin on centrally cleared swap agreements	—	—	—	2,384
Collateral for securities lending	1,272,762	—	13,615,016	—
Upfront premiums received from swap agreements	—	11,470	—	1,472
Accrued management fees	39,952	86,760	105,007	188,909
Accrued trustee fees	1,189	1,539	2,630	2,339
Accrued expenses	71,991	113,989	49,897	217,758
Total liabilities	2,299,683	4,043,537	15,844,333	38,464,439
Net assets	$128,873,309	$166,514,861	$258,039,305	$258,414,186
Analysis of net assets:
Paid in capital	$140,465,240	$208,583,543	$263,359,823	$272,625,321
Distributable earnings (loss)	(11,591,931)	(42,068,682)	(5,320,518)	(14,211,135)
Net assets	$128,873,309	$166,514,861	$258,039,305	$258,414,186
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Shares outstanding:	13,721,458	20,170,690	27,435,734	25,933,309
Net asset value, offering price and redemption price per share:	$ 9.39	$ 8.26	$ 9.41	$ 9.96
Investments in non-affiliates, at cost	$136,542,990	$181,933,448	$277,432,148	$267,009,105
Foreign currencies, at cost	$ —	$ 172,854	$ 118,222	$ 421,959
Investments sold short proceeds	$ —	$ —	$ —	$ 29,299,869
Written option premiums	$ —	$ 11,650	$ —	$ —
*Market value of securities on loan	$ 1,839,705	$ —	$ 18,028,544	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Operations
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 13,281,044	$ 13,411,587	$ 3,505,110	$ 2,960,098	$ 201,170
Interest income (net of foreign withholding taxes)	72,617	805	3,695,185	13,827,287	5,484,297
Securities lending income, net	91,076	16,397	35,787	48,821	—
Total investment income	13,444,737	13,428,789	7,236,082	16,836,206	5,685,467
Expenses
Management fees (Note 5)	5,040,611	3,234,443	367,559	1,748,243	725,901
Administration and custody fees	370,018	353,692	126,476	505,693	90,226
Transfer agent fees	4,701	4,580	4,488	4,583	4,565
Sub-accounting fees	739,960	405,481	106,632	401,997	165,127
Audit and tax fees	29,608	42,054	38,149	51,048	26,748
Legal fees	94,999	49,723	13,323	49,891	20,687
Trustees’ fees	117,861	62,511	16,671	62,732	26,021
Registration and filing fees	22,462	18,280	12,632	21,433	14,207
Printing and postage fees	50,005	41,887	21,884	34,803	11,489
Dividend and interest on securities sold short	—	—	—	40,398	—
Other expenses	70,754	41,959	24,040	48,932	21,640
Total expenses	6,540,979	4,254,610	731,854	2,969,753	1,106,611
Less waiver of management fees (Note 5)	(250,767)	(417,623)	—	(834,166)	(144,370)
Net expenses	6,290,212	3,836,987	731,854	2,135,587	962,241
Net investment income	7,154,525	9,591,802	6,504,228	14,700,619	4,723,226
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	39,192,108	1,678,105 [1]	(1,864,301)	(19,543,749)	(2,889,219)
Investments sold short	—	—	—	176,250	—
Swap agreements	—	—	59,533	(993,951)	—
Futures contracts	—	—	(2,158,029)	(9,023,797)	—
Written options contracts	—	—	38,177	(112,614)	—
Forward foreign currency exchange contracts	—	121,560	(60,202)	(165,679)	—
Foreign currency transactions	(9,294)	(204,306)	(54,390)	(66,818)	—
Net realized gains (losses)	39,182,814	1,595,359	(4,039,212)	(29,730,358)	(2,889,219)
Net change in unrealized appreciation (depreciation) on:
Investments	(38,069,395)	(68,394,846) [2]	(8,427,484)	(39,334,922)	(12,460,392)
Investments sold short	—	—	—	82,882	—
Swap agreements	—	—	196,440	2,073,144	—
Futures contracts	—	—	(1,920,670)	(2,490,126)	—
Written options contracts	—	—	(12,524)	(54,936)	—
Forward foreign currency exchange contracts	—	—	57,208	59,690	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency transactions	(2,212)	(110,643)	(10,454)	4,297	—
Net change in unrealized appreciation (depreciation)	(38,071,607)	(68,505,489)	(10,117,484)	(39,659,971)	(12,460,392)
Net realized and unrealized gains (losses)	1,111,207	(66,910,130)	(14,156,696)	(69,390,329)	(15,349,611)
Net increase (decrease) in net assets resulting from operations	$ 8,265,732	$(57,318,328)	$ (7,652,468)	$(54,689,710)	$(10,626,385)
Foreign withholding taxes on dividend income	$ 76,418	$ 1,319,927	$ 257,881	$ 1,070	$ —
Foreign withholding taxes on interest income	$ —	$ —	$ —	$ —	$ —

[1]	Net of foreign capital gains taxes (refunded)/paid of $(29,360).
[2]	Net of change in deferred foreign capital gains tax expense of $18,946.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Operations (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 1,143,347	$ 105,758	$ 3,501,669	$ 1,062,729
Interest income (net of foreign withholding taxes)	2,002,654	5,697,643	124	5,046,438
Securities lending income, net	8,212	—	35,100	—
Total investment income	3,154,213	5,803,401	3,536,893	6,109,167
Expenses
Management fees (Note 5)	242,536	533,197	615,778	1,148,222
Administration and custody fees	60,695	114,389	85,686	382,035
Transfer agent fees	4,577	4,588	4,576	4,582
Sub-accounting fees	67,762	87,376	118,721	139,509
Audit and tax fees	32,958	48,414	18,395	42,074
Legal fees	8,437	10,998	16,358	16,998
Trustees’ fees	10,600	13,785	19,929	21,586
Registration and filing fees	13,134	13,298	13,107	15,761
Printing and postage fees	12,889	28,428	28,019	33,735
Dividend and interest on securities sold short	—	—	—	280,929
Other expenses	13,550	22,630	17,674	26,781
Total expenses	467,138	877,103	938,243	2,112,212
Less waiver of management fees (Note 5)	(143,757)	(183,690)	—	(243,854)
Net expenses	323,381	693,413	938,243	1,868,358
Net investment income	2,830,832	5,109,988	2,598,650	4,240,809
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	(2,076,624)	(2,930,475)	(1,815,996)	(702,744)
Investments sold short	—	—	—	592,589
Swap agreements	—	(15,997)	—	1,316,750
Futures contracts	—	136,948	—	769,140
Written options contracts	—	9,544	—	45,284
Forward foreign currency exchange contracts	—	(225,189)	137,008	117,364
Foreign currency transactions	—	26,705	110,360	(21,946)
Net realized gains (losses)	(2,076,624)	(2,998,464)	(1,568,628)	2,116,437
Net change in unrealized appreciation (depreciation) on:
Investments	668,603	(7,451,774)	(12,209,108)	(3,603,377)
Investments sold short	—	—	—	8,266
Swap agreements	—	12,077	—	547,050
Futures contracts	—	263,221	—	1,591,449
Written options contracts	—	9,627	—	(57,501)
Forward foreign currency exchange contracts	—	(103,655)	40,191	259,121
Foreign currency transactions	—	(40,064)	6,074	(8,692)
Net change in unrealized appreciation (depreciation)	668,603	(7,310,568)	(12,162,843)	(1,263,684)
Net realized and unrealized gains (losses)	(1,408,021)	(10,309,032)	(13,731,471)	852,753
Net increase (decrease) in net assets resulting from operations	$ 1,422,811	$ (5,199,044)	$(11,132,821)	$ 5,093,562
Foreign withholding taxes on dividend income	$ —	$ 14,805	$ 122,885	$ 4,111
Foreign withholding taxes on interest income	$ —	$ —	$ —	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Changes in Net Assets
	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$ 7,154,525	$ 13,977,813	$ 9,591,802	$ 19,550,459
Net realized gains (losses)	39,182,814	33,183,317	1,595,359	(11,042,912)
Net change in unrealized appreciation (depreciation)	(38,071,607)	(8,619,394)	(68,505,489)	50,303,118
Net increase (decrease) in net assets resulting from operations	8,265,732	38,541,736	(57,318,328)	58,810,665
Distributions paid from:
Distributable earnings	—	(122,368,733)	—	(28,222,108)
Total distributions paid	—	(122,368,733)	—	(28,222,108)
Capital share transactions:
Proceeds from shares sold	101,173,141	210,902,774	58,260,025	108,253,119
Reinvestment of dividends	—	122,368,733	—	28,222,108
Payments for shares redeemed	(154,608,712)	(280,417,166)	(95,573,999)	(275,002,951)
Net increase (decrease) in net assets from capital share transactions	(53,435,571)	52,854,341	(37,313,974)	(138,527,724)
Total increase (decrease) in net assets	(45,169,839)	(30,972,656)	(94,632,302)	(107,939,167)
Net assets:
Beginning of period	1,458,926,178	1,489,898,834	803,980,601	911,919,768
End of period	$1,413,756,339	$1,458,926,178	$709,348,299	$ 803,980,601
Capital share transactions
Shares sold	9,070,231	19,809,277	5,909,002	11,756,238
Shares from reinvested dividends	—	12,325,143	—	3,108,151
Shares redeemed	(13,830,697)	(26,228,031)	(9,603,409)	(29,254,436)
Net increase (decrease)	(4,760,466)	5,906,389	(3,694,407)	(14,390,047)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$ 6,504,228	$ 12,517,215	$ 14,700,619	$ 22,675,268
Net realized gains (losses)	(4,039,212)	(16,566,026)	(29,730,358)	(58,471,204)
Net change in unrealized appreciation (depreciation)	(10,117,484)	6,534,428	(39,659,971)	27,090,040
Net increase (decrease) in net assets resulting from operations	(7,652,468)	2,485,617	(54,689,710)	(8,705,896)
Distributions paid from:
Distributable earnings	(7,236,505)	(19,352,530)	(14,521,843)	(22,208,256)
Total distributions paid	(7,236,505)	(19,352,530)	(14,521,843)	(22,208,256)
Capital share transactions:
Proceeds from shares sold	12,029,180	26,263,775	73,449,879	166,265,015
Reinvestment of dividends	7,236,506	19,352,489	14,521,844	22,207,983
Payments for shares redeemed	(24,392,987)	(60,980,034)	(76,422,859)	(174,157,657)
Net increase (decrease) in net assets from capital share transactions	(5,127,301)	(15,363,770)	11,548,864	14,315,341
Total increase (decrease) in net assets	(20,016,274)	(32,230,683)	(57,662,689)	(16,598,811)
Net assets:
Beginning of period	214,729,021	246,959,704	812,614,847	829,213,658
End of period	$194,712,747	$214,729,021	$754,952,158	$ 812,614,847
Capital share transactions
Shares sold	1,348,809	2,856,138	8,404,522	18,397,389
Shares from reinvested dividends	811,257	2,131,637	1,673,441	2,478,205
Shares redeemed	(2,730,869)	(6,638,807)	(8,760,105)	(19,247,263)
Net increase (decrease)	(570,803)	(1,651,032)	1,317,858	1,628,331
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$ 4,723,226	$ 8,082,300	$ 2,830,832	$ 4,125,804
Net realized gains (losses)	(2,889,219)	(4,095,158)	(2,076,624)	(1,661,588)
Net change in unrealized appreciation (depreciation)	(12,460,392)	995,239	668,603	(1,727,687)
Net increase (decrease) in net assets resulting from operations	(10,626,385)	4,982,381	1,422,811	736,529
Distributions paid from:
Distributable earnings	(4,716,862)	(8,029,279)	(2,802,515)	(3,670,466)
Total distributions paid	(4,716,862)	(8,029,279)	(2,802,515)	(3,670,466)
Capital share transactions:
Proceeds from shares sold	34,966,804	54,677,480	11,743,812	36,381,030
Reinvestment of dividends	4,716,862	8,029,187	2,802,515	3,670,466
Payments for shares redeemed	(40,605,106)	(110,891,451)	(19,021,278)	(46,306,485)
Net increase (decrease) in net assets from capital share transactions	(921,440)	(48,184,784)	(4,474,951)	(6,254,989)
Total increase (decrease) in net assets	(16,264,687)	(51,231,682)	(5,854,655)	(9,188,926)
Net assets:
Beginning of period	330,738,140	381,969,822	134,727,964	143,916,890
End of period	$314,473,453	$ 330,738,140	$128,873,309	$134,727,964
Capital share transactions
Shares sold	3,574,100	5,544,927	1,242,578	3,840,070
Shares from reinvested dividends	486,555	818,905	297,375	388,482
Shares redeemed	(4,170,055)	(11,272,498)	(2,015,194)	(4,882,636)
Net increase (decrease)	(109,400)	(4,908,666)	(475,241)	(654,084)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$ 5,109,988	$ 8,592,585	$ 2,598,650	$ 4,280,767
Net realized gains (losses)	(2,998,464)	(13,531,145)	(1,568,628)	1,953,386
Net change in unrealized appreciation (depreciation)	(7,310,568)	5,371,792	(12,162,843)	4,453,185
Net increase (decrease) in net assets resulting from operations	(5,199,044)	433,232	(11,132,821)	10,687,338
Distributions paid from:
Distributable earnings	(5,212,869)	(4,767,523)	—	(5,851,851)
Total distributions paid	(5,212,869)	(4,767,523)	—	(5,851,851)
Capital share transactions:
Proceeds from shares sold	15,404,031	44,978,679	62,164,473	67,581,311
Reinvestment of dividends	5,212,869	4,767,479	—	5,851,850
Payments for shares redeemed	(19,941,769)	(41,436,492)	(25,946,964)	(45,535,119)
Net increase (decrease) in net assets from capital share transactions	675,131	8,309,666	36,217,509	27,898,042
Total increase (decrease) in net assets	(9,736,782)	3,975,375	25,084,688	32,733,529
Net assets:
Beginning of period	176,251,643	172,276,268	232,954,617	200,221,088
End of period	$166,514,861	$176,251,643	$258,039,305	$232,954,617
Capital share transactions
Shares sold	1,787,757	5,186,619	6,212,021	7,165,593
Shares from reinvested dividends	606,258	549,926	—	640,324
Shares redeemed	(2,317,140)	(4,786,819)	(2,612,525)	(4,882,657)
Net increase (decrease)	76,875	949,726	3,599,496	2,923,260
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Alternatives Fund
	Six Months Ended October 31, 2023 (unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$ 4,240,809	$ 6,334,536
Net realized gains (losses)	2,116,437	1,069,518
Net change in unrealized appreciation (depreciation)	(1,263,684)	(6,683,214)
Net increase (decrease) in net assets resulting from operations	5,093,562	720,840
Distributions paid from:
Distributable earnings	—	(11,517,692)
Total distributions paid	—	(11,517,692)
Capital share transactions:
Proceeds from shares sold	23,060,231	69,848,746
Reinvestment of dividends	—	11,517,691
Payments for shares redeemed	(44,469,393)	(164,320,530)
Net increase (decrease) in net assets from capital share transactions	(21,409,162)	(82,954,093)
Total increase (decrease) in net assets	(16,315,600)	(93,750,945)
Net assets:
Beginning of period	274,729,786	368,480,731
End of period	$258,414,186	$ 274,729,786
Capital share transactions
Shares sold	2,331,021	7,011,646
Shares from reinvested dividends	—	1,173,356
Shares redeemed	(4,488,958)	(16,499,943)
Net increase (decrease)	(2,157,937)	(8,314,941)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights
Morningstar U.S. Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.70	$11.43	$13.74	$9.27	$10.68	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.12	0.14	0.13	0.05
Net realized and unrealized gains (losses)	—	0.13	(0.36)	4.59	(1.31)	0.64
Total income (loss) from investment operations	0.05	0.24	(0.24)	4.73	(1.18)	0.69
Less distributions paid:
From net investment income	—	(0.07)	(0.13)	(0.14)	(0.09)	(0.01)
From realized gains	—	(0.90)	(1.94)	(0.12)	(0.14)	—
Total distributions paid	—	(0.97)	(2.07)	(0.26)	(0.23)	(0.01)
Net asset value, end of period	$10.75	$10.70	$11.43	$13.74	$9.27	$10.68
Total return[3]	0.47%	2.79%	(3.11%)	51.43%	(11.42%)	6.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,414	$1,459	$1,490	$1,703	$1,179	$678
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.87%	0.87%	0.86%	0.87%	0.93%	1.08%
Total expenses after waivers/reimbursements	0.84%	0.84%	0.83%	0.81%	0.81%	0.82%
Net investment income, net of waivers/reimbursements	0.95%	0.99%	0.89%	1.19%	1.25%	0.98% [6]
Net investment income, before waivers/reimbursements	0.92%	0.96%	0.86%	1.13%	1.13%	0.72% [6]
Portfolio turnover rate[7]	35%	53%	61%	68%	58%	20%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar International Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.94	$9.57	$12.72	$8.76	$10.79	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.12	0.22	0.23	0.12	0.21	0.08
Net realized and unrealized gains (losses)	(0.87)	0.47	(1.66)	4.17	(1.94)	0.74
Total income (loss) from investment operations	(0.75)	0.69	(1.43)	4.29	(1.73)	0.82
Less distributions paid:
From net investment income	—	(0.10)	(0.18)	(0.14)	(0.19)	(0.03)
From realized gains	—	(0.22)	(1.54)	(0.19)	(0.11)	—
Total distributions paid	—	(0.32)	(1.72)	(0.33)	(0.30)	(0.03)
Net asset value, end of period	$9.19	$9.94	$9.57	$12.72	$8.76	$10.79
Total return[3]	(7.54%)	7.61%	(12.77%)	49.22%	(16.65%)	8.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$709	$804	$912	$1,074	$764	$469
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.09%	1.08%	1.06%	1.08%	1.14%	1.29%
Total expenses after waivers/reimbursements	0.98%	0.99%	0.98%	0.89%	0.92%	0.94%
Net investment income, net of waivers/reimbursements	2.46%	2.33%	1.89%	1.09%	2.08%	1.66% [6]
Net investment income, before waivers/reimbursements	2.35%	2.24%	1.81%	0.90%	1.86%	1.31% [6]
Portfolio turnover rate[7]	14%	21%	67%	41%	36%	19%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Global Income Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.14	$9.82	$11.62	$9.54	$10.58	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.28	0.53	0.42	0.35	0.37	0.16
Net realized and unrealized gains (losses)	(0.62)	(0.38)	(1.03)	2.09	(0.94)	0.52
Total income (loss) from investment operations	(0.34)	0.15	(0.61)	2.44	(0.57)	0.68
Less distributions paid:
From net investment income	(0.31)	(0.49)	(0.45)	(0.35)	(0.42)	(0.10)
From realized gains	—	(0.34)	(0.74)	(0.01)	(0.05)	—
Total distributions paid	(0.31)	(0.83)	(1.19)	(0.36)	(0.47)	(0.10)
Net asset value, end of period	$8.49	$9.14	$9.82	$11.62	$9.54	$10.58
Total return[3]	(3.82%)	1.88%	(6.00%)	26.01%	(5.73%)	6.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$195	$215	$247	$272	$235	$186
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.70%	0.73%	0.62%	0.62%	0.64%	0.90%
Total expenses after waivers/reimbursements	0.70%	0.73%	0.62%	0.61%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	6.19%	5.73%	3.76%	3.28%	3.52%	3.15% [6]
Net investment income, before waivers/reimbursements	6.19%	5.73%	3.76%	3.27%	3.46%	2.83% [6]
Portfolio turnover rate[7]	25%	63%	138%	59%	62%	27%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Total Return Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.06	$9.42	$10.69	$10.88	$10.48	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.61	0.16	0.26	0.15
Net realized and unrealized gains (losses)	(0.76)	(0.36)	(1.65)	0.17	0.68	0.45
Total income (loss) from investment operations	(0.60)	(0.10)	(1.04)	0.33	0.94	0.60
Less distributions paid:
From net investment income	(0.16)	(0.26)	(0.17)	(0.21)	(0.28)	(0.12)
From realized gains	—	—	(0.06)	(0.31)	(0.26)	—
Total distributions paid	(0.16)	(0.26)	(0.23)	(0.52)	(0.54)	(0.12)
Net asset value, end of period	$8.30	$9.06	$9.42	$10.69	$10.88	$10.48
Total return[3]	(6.68%)	(1.03%)	(9.97%)	2.95%	9.13%	6.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$755	$813	$829	$833	$519	$415
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	0.75%	0.73%	0.71%	0.74%	0.81%	0.88%
Total expenses after waivers/reimbursements[6]	0.54%	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.54%	0.53%	0.52%	0.53%	0.53%	0.53%
Net investment income, net of waivers/reimbursements	3.70%	2.89%	1.39%	1.41%	2.43%	2.89% [7]
Net investment income, before waivers/reimbursements	3.49%	2.69%	1.21%	1.20%	2.15%	2.54% [7]
Portfolio turnover rate[8]	179%	302%	346%	438%	612%	318%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of less than 0.01% for April 30, 2023, 0.01% for April 30, 2022 and less than 0.01% for April 30, 2021, April 30, 2020 and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Municipal Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87	$9.94	$10.75	$10.14	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.14	0.23	0.18	0.21	0.23	0.12
Net realized and unrealized gains (losses)	(0.46)	(0.07)	(0.81)	0.61	(0.21)	0.36
Total income (loss) from investment operations	(0.32)	0.16	(0.63)	0.82	0.02	0.48
Less distributions paid:
From net investment income	(0.14)	(0.23)	(0.18)	(0.21)	(0.23)	(0.10)
From realized gains	—	—	— [3]	—	(0.03)	—
Total distributions paid	(0.14)	(0.23)	(0.18)	(0.21)	(0.26)	(0.10)
Net asset value, end of period	$9.41	$9.87	$9.94	$10.75	$10.14	$10.38
Total return[4]	(3.27%)	1.67%	(5.93%)	8.14%	0.11%	4.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$314	$331	$382	$417	$340	$105
Ratio to average net assets of:[5,6]
Total expenses before waivers/reimbursements	0.67%	0.67%	0.65%	0.66%	0.77%	1.05%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	2.86%	2.34%	1.65%	1.98%	2.17%	2.48% [7]
Net investment income, before waivers/reimbursements	2.77%	2.25%	1.58%	1.90%	1.98%	2.01% [7]
Portfolio turnover rate[8]	16%	22%	41%	53%	127%	115%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Rounds to less than 0.01.
[4]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[5]	Ratios are annualized for periods less than one year.
[6]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Defensive Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.49	$9.69	$10.24	$10.17	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.20	0.29	0.20	0.20	0.20	0.11
Net realized and unrealized gains (losses)	(0.10)	(0.23)	(0.46)	0.16	0.13	0.08
Total income (loss) from investment operations	0.10	0.06	(0.26)	0.36	0.33	0.19
Less distributions paid:
From net investment income	(0.20)	(0.26)	(0.19)	(0.19)	(0.23)	(0.09)
From realized gains	—	—	(0.08)	(0.10)	(0.03)	—
From return of capital	—	—	(0.02)	—	—	—
Total distributions paid	(0.20)	(0.26)	(0.29)	(0.29)	(0.26)	(0.09)
Net asset value, end of period	$9.39	$9.49	$9.69	$10.24	$10.17	$10.10
Total return[3]	1.06%	0.63%	(2.61%)	3.56%	3.36%	1.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$129	$135	$144	$201	$183	$156
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.69%	0.73%	0.64%	0.64%	0.66%	0.93%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	4.20%	3.03%	1.96%	1.92%	2.02%	2.28% [6]
Net investment income, before waivers/reimbursements	3.99%	2.78%	1.80%	1.76%	1.84%	1.83% [6]
Portfolio turnover rate[7]	30%	16%	45%	53%	88%	4%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Multisector Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.77	$9.00	$10.52	$9.39	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.25	0.45	0.43	0.44	0.46	0.27
Net realized and unrealized gains (losses)	(0.50)	(0.44)	(1.54)	0.94	(0.83)	0.21
Total income (loss) from investment operations	(0.25)	0.01	(1.11)	1.38	(0.37)	0.48
Less distributions paid:
From net investment income	(0.26)	(0.24)	(0.30)	(0.25)	(0.43)	(0.20)
From realized gains	—	—	(0.11)	—	(0.09)	—
Total distributions paid	(0.26)	(0.24)	(0.41)	(0.25)	(0.52)	(0.20)
Net asset value, end of period	$8.26	$8.77	$9.00	$10.52	$9.39	$10.28
Total return[3]	(2.93%)	0.23%	(10.95%)	14.79%	(3.97%)	4.86%
Supplemental data and ratios:
Net assets, end of period (millions)	$167	$176	$172	$237	$192	$161
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.00%	1.04%	0.92%	0.91%	0.98%	1.18%
Total expenses after waivers/reimbursements	0.79%	0.80%	0.79%	0.79%	0.79%	0.80%
Net investment income, net of waivers/reimbursements	5.83%	5.14%	4.25%	4.31%	4.52%	5.41% [6]
Net investment income, before waivers/reimbursements	5.62%	4.90%	4.12%	4.19%	4.33%	5.03% [6]
Portfolio turnover rate[7]	71%	131%	97%	127%	138%	53%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.77	$9.57	$12.08	$9.28	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.21	0.14	0.23	0.12
Net realized and unrealized gains (losses)	(0.46)	0.27	(0.43)	2.99	(0.91)	0.37
Total income (loss) from investment operations	(0.36)	0.47	(0.22)	3.13	(0.68)	0.49
Less distributions paid:
From net investment income	—	(0.12)	(0.26)	(0.23)	(0.21)	(0.11)
From realized gains	—	(0.15)	(2.03)	(0.10)	(0.21)	—
Total distributions paid	—	(0.27)	(2.29)	(0.33)	(0.42)	(0.11)
Net asset value, end of period	$9.41	$9.77	$9.57	$12.08	$9.28	$10.38
Total return[3]	(3.68%)	5.15%	(2.77%)	34.01%	(7.07%)	4.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$258	$233	$200	$211	$138	$56
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.72%	0.80%	0.78%	0.78%	0.94%	1.48%
Total expenses after waivers/reimbursements	0.72%	0.80%	0.78%	0.74%	0.73%	0.64%
Net investment income, net of waivers/reimbursements	1.98%	2.15%	1.81%	1.28%	2.29%	2.38% [6]
Net investment income, before waivers/reimbursements	1.98%	2.15%	1.81%	1.24%	2.08%	1.54% [6]
Portfolio turnover rate[7]	40%	47%	96%	52%	66%	76%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Financial Highlights (continued)
Morningstar Alternatives Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2023 (unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.78	$10.12	$10.71	$10.12	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.16	0.19	0.07	0.12	0.25	0.05
Net realized and unrealized gains (losses)	0.02	(0.15)	(0.14)	0.77	(0.05)	0.08
Total income (loss) from investment operations	0.18	0.04	(0.07)	0.89	0.20	0.13
Less distributions paid:
From net investment income	—	(0.20)	(0.14)	(0.13)	(0.14)	(0.03)
From realized gains	—	(0.18)	(0.38)	(0.17)	(0.04)	—
Total distributions paid	—	(0.38)	(0.52)	(0.30)	(0.18)	(0.03)
Net asset value, end of period	$9.96	$9.78	$10.12	$10.71	$10.12	$10.10
Total return[3]	1.84%	0.42%	(0.78%)	8.92%	1.94%	1.26%
Supplemental data and ratios:
Net assets, end of period (millions)	$258	$275	$368	$328	$186	$112
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	1.46%	1.44%	1.45%	1.68%	1.48%	1.91%
Total expenses after waivers/reimbursements[6]	1.28%	1.31%	1.31%	1.26%	1.13%	0.96%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.21%	1.16%	1.15%	1.12%	0.87%	0.77%
Net investment income, net of waivers/reimbursements	3.14%	1.91%	0.63%	1.14%	2.45%	1.08% [7]
Net investment income, before waivers/reimbursements	2.96%	1.78%	0.49%	0.72%	2.10%	0.13% [7]
Portfolio turnover rate[8]	107%	358%	433%	372%	154%	103%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.21%, 0.16%, 0.16%, 0.14%, 0.26%, and 0.19% for October 31, 2023, April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Each Fund's shares are classified as Institutional shares. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Morningstar Funds	Investment Objective
U.S. Equity Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
Global Income Fund	Current income and long-term capital appreciation
Total Return Bond Fund	Total return maximization, income generation and capital preservation
Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Defensive Bond Fund	Capital preservation
Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution’s insolvency, recovery of the Fund’s cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC).
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. Cash held with brokers is not available for withdrawal upon demand, and is considered restricted as it is not available for use until it is returned to the Fund upon exiting the position to which the collateral relates. The Funds are subject to credit risk should the prime brokers or counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$ 658,971	$5,724,643	$150,859	$1,492,070
Deposits with broker for futures contracts	820,677	2,046,228	122,392	822,258
Due from broker	$1,479,648	$7,770,871	$273,251	$2,314,328
Liabilities
Cash collateral for derivatives	$ 505,613	$3,935,067	$ 12,077	$ 273,000
Deposits with broker for futures contracts	—	78,020	—	6,846
Due to broker	$ 505,613	$4,013,087	$ 12,077	$ 279,846
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Investment Income: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of a defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible, and already accrued interest income may be written off. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses:  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of October 31, 2023, the International Equity Fund had non-U.S. taxes accrued in the amount of $33,875, which is included as payable for deferred capital gains tax in the Statements of Assets and Liabilities and net against the change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior three fiscal years as well as current year are open for examination. As of October 31, 2023, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Morningstar Funds	Frequency
U.S. Equity Fund	Annually
International Equity Fund	Annually
Global Income Fund	Monthly
Total Return Bond Fund	Monthly
Municipal Bond Fund	Monthly
Defensive Bond Fund	Monthly
Multisector Bond Fund	Monthly
Global Opportunistic Equity Fund	Annually
Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages. Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which a Fund may hold or in which they may invest. Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation. The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause the Fund’s net asset value ("NAV") to decline, potentially significantly. Uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution is impossible to predict.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Convertible Securities and Warrants: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In addition to the general risks associated with equity securities, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
Warrants and similar rights are instruments that give a Fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised before the expiration date. These factors can make warrants more speculative than other types of investments. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds' have no obligation to exercise the warrant and buy the stock.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments). In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If a Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. A Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund level income tax liability under the Code.
Distressed Companies, Loan Participations, Assignments and Unfunded Commitments: From time to time, a Fund may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations), including Indebtedness and Participations of reorganizing companies. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a Fund in effect steps into the role of the lender which made the loan to the company before its restructuring or refinancing. Indebtedness purchased by a Fund may be in the form of loans, notes or bonds.
The length of time remaining until maturity on the Indebtedness is one factor the subadvisers consider in purchasing a particular Indebtedness. Indebtedness which represents a specific Indebtedness of the company to a bank, is not considered to be a security issued by the bank selling it. A Fund may purchase loans from national and state-chartered banks as well as foreign banks, and they normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Participations represent fractional interests in a company’s Indebtedness. The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.” Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. Indebtedness and Participations may be illiquid as described below.
When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is generally a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line permits borrowers to draw down, repay, and re-borrow specified amounts on demand. These types of investments may include standby financing commitments, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations in the Funds’ Financial Statements. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
Potential lack of investor protections under federal and state securities laws. If a corporate loan purchased by a Fund is not considered to be a “security,” the Fund will not receive the same investor protections with respect to such investment that are available to purchasers of investments that are considered “securities” under federal and state securities laws, including any possible recourse against an underwriter.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placement and restricted securities are not registered under the Securities Act of 1933 (the "Securities Act"), as amended, and may be neither listed on an exchange nor traded in other established markets. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held, and potentially at prices lower than their fair market value. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV.
Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
offering for which a registration statement is in effect under the Securities Act. Issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were registered or publicly traded.
From time to time, a restricted security may be registered for resale. A considerable time period may elapse between the time a Fund decides to sell the security and the time it is actually permitted to sell the security freely under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security. Transactions in restricted securities may entail other transaction costs that are higher than those for transactions in unrestricted securities.
When selling restricted securities to the public, a Fund may be deemed to be an underwriter for purposes of the Securities Act, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund as of October 31, 2023 are disclosed in the Schedules of Investments.
Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Special Purpose Acquisition Companies (SPACs):  The Morningstar Alternatives Fund may invest in the common stock of and other interests (e.g., warrants and rights) in special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”). A SPAC is a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. SPACs typically issue public shares and warrants or rights pursuant to an initial public offering, and also typically issue “founders” shares and warrants or rights to the SPAC sponsor. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Morningstar Alternatives Fund may invest in SPACs for a variety of investment purposes, including to achieve income. These investments may include investments in the public shares, warrants or rights issued directly with a SPAC or may include founder’s shares, warrants or rights, either directly or indirectly through shares of a holding company. Some SPACs provide the opportunity for public common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. If not subject to a restriction on resale, the Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. The Morningstar Alternatives Fund may invest in certain SPAC founder investments where the SPAC securities or the securities of a holding company owning SPAC securities will not be registered under the Securities Act, as amended and/or no public market may exist for such securities. Such investments involve a high degree of risk which could cause the Fund to lose all or part of its investment. The restrictions on resale of certain unregistered SPAC investments may be for an extended time (e.g., two to three years). The Morningstar Alternatives Fund does not presently intend to invest more than 5% of its net assets in unregistered SPACs at time of purchase, but reserves the right to increase that amount in appropriate situations.
Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) founders shares, warrants or rights are subject to a greater risk of loss than public securities issued by a SPAC, and (x) the values of  investments in SPACs may be highly volatile and may depreciate significantly over time. As of October 31, 2023, there were no SPACs or funding commitments held by the Morningstar Alternatives Fund.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments to satisfy its distribution requirements under the Code. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
U.S. exchange-traded equity securities for which market quotations are readily available shall be valued at the regular trading session’s closing price on the exchange or system in which such securities are principally traded. Securities not traded on the valuation date are priced at the most recent quoted bid price. Non-U.S. exchange-traded equity securities prices are based on primary local market quotations. Depending upon local market convention or regulation, the price may represent the last sale price or the mean between the last bid and ask price at the close of the appropriate exchange or at designated times as determined by the appropriate governing body. For countries that allow securities to trade on multiple exchanges (e.g., U.S., Japan, Germany and India), the value of the security will be taken to be the last reported closing price from the security’s primary exchange. Over the Counter (“OTC”) securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Pricing Committee under procedures approved by the Board.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Short-term debt obligations with remaining maturities in excess of 60 days are typically valued using evaluated prices provided by a pricing service provider. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Pricing Committee under procedures approved by the Board. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer.
The Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments. Securities with a fair value factor applied are classified as Level 2.
All other assets of a Fund are valued in such manner as the Pricing Committee in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the methodologies approved by such Committee and are classified as Level 3.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the ask price).
Listed options are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then listed options will be valued at the last traded price if the last traded price falls between bid/ask spread; and if the last traded price falls outside of the bid/ask spread, then the calculated mean based on bid/ ask prices obtained from the primary exchange will be used.
Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts will be valued at the last traded price.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last reported settlement price on the date of determination on the exchange that constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swaps listed or traded on a multilateral trade facility platform are valued on a daily basis using quotations provided by an independent pricing service.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee.  This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
When observable prices are not available, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. These investments are classified as Level 3 and have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the procedures approved by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of an investment.
Forward contracts are typically classified within Level 2 of the fair value hierarchy. The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
OTC derivatives, including options on forward contracts, put and call options, contracts for differences and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value as of October 31, 2023. Refer to European Market Risk in Note 10 for more information.
5. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets of each Fund, in the annual ratios below.
Morningstar Funds	Ratio
U.S. Equity Fund	0.67%
International Equity Fund	0.83%
Global Income Fund	0.35%
Total Return Bond Fund	0.44%
Municipal Bond Fund	0.44%
Defensive Bond Fund	0.36%
Multisector Bond Fund	0.61%
Global Opportunistic Equity Fund	0.47%

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds	Ratio
Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include securities such as equities, ETFs, mutual funds, money market fund investments and, where applicable, transacting in forward foreign currency contracts.
Beginning September 1, 2023, pursuant to an Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2024, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the period from September 1, 2023 through October 31, 2023, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Expense Cap	Management Fees Waived
U.S. Equity Fund	0.84%	$92,583
International Equity Fund	0.99%	133,721
Global Income Fund	0.73%	—
Total Return Bond Fund	0.53%	268,487
Municipal Bond Fund	0.58%	49,585
Defensive Bond Fund	0.48%	49,697
Multisector Bond Fund	0.79%	65,787
Global Opportunistic Equity Fund	0.84%	—
Alternatives Fund	1.16%	77,534
Prior to and until August 31, 2023, Morningstar had contractually agreed, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) did not exceed the caps, based on each Fund's average daily net assets, set forth in the table below under “Prior Expense Cap Before Inclusion of AFFE in Cap” (the Prior Expense Limitation Agreement). Additionally, Morningstar had also contractually agreed, in addition to the Prior Expense Limitation Agreement, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) through at least August 31, 2023, to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) did not exceed the caps, based on each Fund's average daily

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
net assets, set forth in the table below under “Prior Expense Cap After Inclusion of AFFE in Cap” (the Prior Supplemental Expense Limitation Agreement). For the period ended August 31, 2023, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Prior Expense Limitation Agreement and the Prior Supplemental Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Prior Expense Cap Before Inclusion of AFFE (through 8/31/23)	Fees Waived/ Reimbursed Before Inclusion of AFFE (through 8/31/23)	Prior Expense Cap After Inclusion of AFFE (through 8/31/23)	Fees Waived/ Reimbursed After Inclusion of AFFE (through 8/31/23)
U.S. Equity Fund	0.85%	$78,144	0.85%	$80,040
International Equity Fund	1.00%	236,340	1.00%	47,562
Global Income Fund	0.89%	—	0.75%	—
Total Return Bond Fund	0.53%	555,032	0.54%	10,647
Municipal Bond Fund	0.59%	89,053	0.59%	5,732
Defensive Bond Fund	0.48%	94,060	0.55%	—
Multisector Bond Fund	0.80%	114,885	0.80%	3,018
Global Opportunistic Equity Fund	1.00%	—	0.93%	—
Alternatives Fund	1.29%	68,588	1.20%	97,732
As of October 31, 2023, the Trust has entered into subadvisory agreements with the following entities by Fund:
Morningstar Funds	Subadvisers
U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Wasatch Advisors, LP, d/b/a Wasatch Global Investors
Westwood Management Corp.
International Equity Fund	Harding Loevner, L.P. Harris Associates, L.P. Lazard Asset Management LLC T. Rowe Price Associates, Inc.
Global Income Fund	Cullen Capital Management LLC Western Asset Management Company, LLC
Total Return Bond Fund	BlackRock Financial Management, Inc. Western Asset Management Company, LLC
Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Defensive Bond Fund	First Pacific Advisors, LP
Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Global Opportunistic Equity Fund	Lazard Asset Management LLC
Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.
The Trust has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.  Northern Trust also serves as custodian of each Fund’s securities and cash, transfer agent and dividend disbursing agent.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services. Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“FMS”) provides a Principal Financial Officer to the Trust. The Trust has agreed to pay FMS an annual base fee and has agreed to reimburse FMS for certain expenses incurred on behalf of the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services reflected as "Sub-accounting fees" on the Statement of Operations.
6. Investment Transactions
During the six months ended October 31, 2023, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, derivatives and short-term investments) were as follows:
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
U.S. Equity Fund	$ —	$514,888,164	$ —	$539,992,762	$ —	$ —
International Equity Fund	—	105,255,061	—	109,349,513	—	—
Global Income Fund	—	50,080,567	—	60,478,027	—	—
Total Return Bond Fund	1,158,871,009	208,213,296	1,113,999,855	208,627,068	193,559,501	196,916,778
Municipal Bond Fund	—	50,866,147	—	54,278,489	—	—
Defensive Bond Fund	—	39,764,931	—	38,583,329	—	—
Multisector Bond Fund	26,572,174	93,721,510	26,547,678	92,084,260	—	—
Global Opportunistic Equity Fund	—	140,008,453	—	95,590,696	—	—
Alternatives Fund	—	282,682,376	—	306,842,641	38,924,536	28,392,212

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
7. Securities Lending
The Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or "Agent") pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”). The Securities Lending Agent provides the following services for the aforementioned Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions contained in the Securities Lending Agreement; (ii) selecting securities to be loaned pursuant to the Securities Lending Agent’s impartial sequencing; (iii) reviewing creditworthiness of securities lending counterparties; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (v) each business day, monitoring the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (vi) negotiating loan terms; (vii) recordkeeping and account servicing; (viii) monitoring dividend/distribution activity relating to loaned securities; and (ix) arranging for return of loaned securities to the Funds at loan termination.
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on, or in respect of, the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected on the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
The following is a summary of the Funds' securities on loan and related cash and non-cash collateral received as of October 31, 2023:
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
U.S. Equity Fund	$ 63,640,880	$ 11,876,126	$ 52,737,784	$ 64,613,910
International Equity Fund	14,845,033	7,145,629	8,286,911	15,432,540
Global Income Fund	6,410,992	4,901,136	1,668,767	6,569,903
Total Return Bond Fund	22,852,570	10,092,376	13,404,541	23,496,917
Defensive Bond Fund	1,839,705	1,272,762	621,255	1,894,017
Global Opportunistic Equity Fund	18,028,544	13,615,016	4,957,937	18,572,953

*There are no restrictions or maturity dates on the cash collateral received from borrower. The remaining contractual maturity of securities lending transactions with non-cash collateral are as follows:
Morningstar Funds	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
U.S. Equity Fund	$ 1,369,010	$ 1,437,981	$ 49,930,793	$ 52,737,784
International Equity Fund	47,664	113,061	8,126,186	8,286,911
Global Income Fund	51,284	109,397	1,508,086	1,668,767
Total Return Bond Fund	273,465	50,997	13,080,079	13,404,541
Defensive Bond Fund	15,056	3,432	602,767	621,255
Global Opportunistic Equity Fund	176,298	192,219	4,589,420	4,957,937

Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
8. Financial Derivative Instruments
Certain Funds may transact in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective.  The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts: A forward foreign currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.
CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the adviser to CFTC registration and regulation as a commodity pool operator with respect to that Fund.
The successful use of these transactions will usually depend on the adviser’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
replacement counterparties may become limited. Moreover, investors should bear in mind that the Funds are not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contracts entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and presented as gross unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. As of October 31, 2023, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $711,195, $4,990,158, $120,167 and $882,134, respectively, which is included in Due from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk

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Notes to Financial Statements (continued)
because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

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Notes to Financial Statements (continued)
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment adviser did not employ such strategies.
Options on Interest-Rate Swaps: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When a Fund purchases an option on a swap, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedules of Investments, the value of which is marked-to-market daily based upon quotations from market makers to reflect its current market value. If the option on a swap expires, a Fund realizes a loss equal to the amount of the premium paid. Changes in the value of an option on a swap are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swaps contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swaps: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase agreements, borrowed bond agreements and reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. With borrowed bond agreements and reverse repurchase transactions, typically a Fund and counterparty under a Master Repurchase Agreement are permitted to sell, repledge, or use the collateral associated with the transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or

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Notes to Financial Statements (continued)
termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund's Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effects of such derivative instruments on the Funds' financial position and financial performance for the six months ended October 31, 2023 are as follows:
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Global Income Fund
Foreign exchange rate risk	$ —	$ —	$ 35,233	$ 6,012	$ 41,245	$ —	$ —	$ 49,014	$—	$ 49,014
Interest rate risk	131,495	449,026	—	6,060	586,581	1,434,291	109,228	—	—	1,543,519
Total	131,495	449,026	35,233	12,072	627,826	1,434,291	109,228	49,014	—	1,592,533
Netting positions	(131,495)	(109,228)	(35,233)	—	(275,956)	(131,495)	(109,228)	(35,233)	—	(275,956)
Net Fair Value of Derivative Contracts	$ —	$ 339,798	$ —	$12,072	$ 351,870	$1,302,796	$ —	$ 13,781	$—	$1,316,577
Morningstar Total Return Bond Fund
Credit risk	$ —	$ 238,132	$ —	$ —	$ 238,132	$ —	$ 46,190	$ —	$—	$ 46,190

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Total Return Bond Fund (continued)
Foreign exchange rate risk	$ —	$ —	$ 90,561	$ 29,558	$ 120,119	$ —	$ —	$ 78,128	$ 2,313	$ 80,441
Inflation risk	—	4,085	—	—	4,085	—	4,109	—	—	4,109
Interest rate risk	1,328,243	2,906,427	—	1,117,465	5,352,135	4,205,435	660,446	—	966,848	5,832,729
Total	1,328,243	3,148,644	90,561	1,147,023	5,714,471	4,205,435	710,745	78,128	969,161	5,963,469
Netting positions	(1,328,243)	(710,745)	(78,128)	(969,161)	(3,086,277)	(1,328,243)	(710,745)	(78,128)	(969,161)	(3,086,277)
Net Fair Value of Derivative Contracts	$ —	$ 2,437,899	$ 12,433	$ 177,862	$ 2,628,194	$ 2,877,192	$ —	$ —	$ —	$ 2,877,192
Morningstar Multisector Bond Fund
Credit risk	$ —	$ 607	$ —	$ —	$ 607	$ —	$ —	$ —	$ —	$ —
Foreign exchange rate risk	—	—	87,050	13,640	100,690	—	—	167,568	2,023	169,591
Interest rate risk	265,164	—	—	—	265,164	32,922	—	—	—	32,922
Total	265,164	607	87,050	13,640	366,461	32,922	—	167,568	2,023	202,513
Netting positions	(32,922)	—	(87,050)	(2,023)	(121,995)	(32,922)	—	(87,050)	(2,023)	(121,995)
Net Fair Value of Derivative Contracts	$ 232,242	$ 607	$ —	$ 11,617	$ 244,466	$ —	$ —	$ 80,518	$ —	$ 80,518
Morningstar Global Opportunistic Equity Fund
Foreign exchange rate risk	$ —	$ —	$ 268	$ —	$ 268	$ —	$ —	$ 387	$ —	$ 387
Total	—	—	268	—	268	—	—	387	—	387
Netting positions	—	—	(268)	—	(268)	—	—	(268)	—	(268)
Net Fair Value of Derivative Contracts	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 119	$ —	$ 119
Morningstar Alternatives Fund
Credit risk	$ —	$ —	$ —	$ —	$ —	$ —	$ 520	$ —	$ —	$ 520
Equity risk	—	49,643,187	—	3,870	49,647,057	—	46,036,209	—	—	46,036,209
Foreign exchange rate risk	—	—	380,261	2,340	382,601	—	—	273,557	—	273,557

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Alternatives Fund (continued)
Interest rate risk	$1,435,684	$ —	$ —	$ —	$ 1,435,684	$ 789,143	$ —	$ —	$—	$ 789,143
Total	1,435,684	49,643,187	380,261	6,210	51,465,342	789,143	46,036,729	273,557	—	47,099,429
Netting positions	(789,143)	(46,036,729)	(273,557)	—	(47,099,429)	(789,143)	(46,036,729)	(273,557)	—	(47,099,429)
Net Fair Value of Derivative Contracts	$ 646,541	$ 3,606,458	$ 106,704	$6,210	$ 4,365,913	$ —	$ —	$ —	$—	$ —

[1]	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table indicates the effects of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2023:
	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total
Morningstar International Equity Fund
Foreign exchange rate risk	$ —	$ —	$ 121,560	$ —	$ 121,560	$ —	$ —	$ —	$ —	$ —
Total	$ —	$ —	$ 121,560	$ —	$ 121,560	$ —	$ —	$ —	$ —	$ —
Morningstar Global Income Fund
Credit risk	$ —	$ —	$ —	$ (1)	$ (1)	$ —	$ —	$ —	$ —	$ —
Foreign exchange rate risk	—	—	(60,202)	(34,516)	(94,718)	—	—	57,208	(28,020)	29,188
Interest rate risk	(2,158,029)	59,533	—	(9,054)	(2,107,550)	(1,920,670)	196,440	—	(7,799)	(1,732,029)
Total	$(2,158,029)	$ 59,533	$ (60,202)	$ (43,571)	$ (2,202,269)	$(1,920,670)	$ 196,440	$57,208	$ (35,819)	$(1,702,841)
Morningstar Total Return Bond Fund
Credit risk	$ —	$ 629,394	$ —	$ —	$ 629,394	$ —	$ (339,441)	$ —	$ —	$ (339,441)
Equity risk	—	(82,060)	—	—	(82,060)	—	—	—	—	—
Foreign exchange rate risk	—	—	(165,679)	(103,751)	(269,430)	—	—	59,690	30,332	90,022
Inflation risk	—	—	—	—	—	—	(26)	—	—	(26)
Interest rate risk	(9,023,797)	(1,541,285)	—	(8,847)	(10,573,929)	(2,490,126)	2,412,611	—	(262,253)	(339,768)
Total	$(9,023,797)	$ (993,951)	$(165,679)	$(112,598)	$(10,296,025)	$(2,490,126)	$2,073,144	$59,690	$(231,921)	$ (589,213)
Morningstar Multisector Bond Fund
Credit risk	$ —	$ (15,997)	$ —	$ —	$ (15,997)	$ —	$ 12,077	$ —	$ —	$ 12,077

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total
Foreign exchange rate risk	$ —	$ —	$(225,189)	$ (46,511)	$ (271,700)	$ —	$ —	$(103,655)	$(11,179)	$ (114,834)
Interest rate risk	136,948	—	—	—	136,948	263,221	—	—	—	263,221
Total	$136,948	$ (15,997)	$(225,189)	$ (46,511)	$ (150,749)	$ 263,221	$ 12,077	$(103,655)	$(11,179)	$ 160,464
Morningstar Global Opportunistic Equity Fund
Foreign exchange rate risk	$ —	$ —	$ 137,008	$ —	$ 137,008	$ —	$ —	$ 40,191	$ —	$ 40,191
Total	$ —	$ —	$ 137,008	$ —	$ 137,008	$ —	$ —	$ 40,191	$ —	$ 40,191
Morningstar Alternatives Fund
Credit risk	$ —	$1,406,202	$ —	$ —	$1,406,202	$ —	$ (44,568)	$ —	$ —	$ (44,568)
Equity risk	—	—	—	(419,579)	(419,579)	—	482,587	—	97,109	579,696
Foreign exchange rate risk	—	—	117,364	2,420	119,784	—	—	259,121	1,029	260,150
Inflation risk	—	—	—	—	—	—	(2,449)	—	—	(2,449)
Interest rate risk	769,140	(89,452)	—	—	679,688	1,591,449	111,480	—	—	1,702,929
Total	$769,140	$1,316,750	$ 117,364	$(417,159)	$1,786,095	$1,591,449	$547,050	$ 259,121	$ 98,138	$2,495,758
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2023.
Morningstar Global Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 35,233	$ 49,014
Futures contracts	131,495	1,434,291
Interest rate swap contracts*	449,026	109,228
Purchased options	12,072	—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 627,826	$ 1,592,533
Less: Derivatives not subject to MNA or similar agreements	(586,581)	(1,484,788)
Total gross amount of derivatives subject to MNA or similar agreement	$ 41,245	$ 107,745

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
BNP Paribas	$17,930	$(1,851)	$16,079	$—	$16,079
Citibank	679	—	679	—	679
Goldman Sachs	6,722	(6,722)	—	—	—

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Global Income Fund  (continued)
Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
JPMorgan Chase	$15,549	(15,549)	$ —	$—	$ —
Morgan Stanley	365	(365)	—	—	—
Total	$41,245	$(24,487)	$16,758	$—	$16,758

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
BNP Paribas	$ (1,851)	$ 1,851	$ —	$—	$ —
Goldman Sachs	(16,905)	6,722	(10,183)	—	(10,183)
JPMorgan Chase	(60,640)	15,549	(45,091)	—	(45,091)
Morgan Stanley	(28,349)	365	(27,984)	—	(27,984)
Total	$(107,745)	$24,487	$(83,258)	$—	$(83,258)
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 90,561	$ 78,128
Futures contracts	1,328,243	4,205,435
Interest rate swap contracts*	2,906,427	660,446
Credit default swap contracts*	238,132	46,190
Inflation swap contracts*	4,085	4,109
Purchased options	259,706	—
Purchased swaptions	887,317	—
Written options	—	111,974
Written swaptions	—	857,187
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 5,714,471	$ 5,963,469
Less: Derivatives not subject to MNA or similar agreements	(4,692,997)	(4,977,885)
Total gross amount of derivatives subject to MNA or similar agreement	$ 1,021,474	$ 985,584

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$149,510	$ (18,563)	$130,947	$ (70,000)	$60,947
Barclays	100,117	(100,117)	—	—	—
BNP Paribas	2,050	(2,050)	—	—	—
Citibank	274,982	(274,982)	—	—	—
Deutsche Bank(a)	79,697	(5,482)	74,215	(74,215)	—
Goldman Sachs(a)	370,669	(22,456)	348,213	(340,000)	8,213
HSBC	18,544	(8,206)	10,338	—	10,338
JPMorgan Chase	8,938	(8,938)	—	—	—
Morgan Stanley	5,120	(5,120)	—	—	—

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)
Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Nomura	$ 196	$ —	$ 196	$ —	$ 196
RBS	3,611	—	3,611	—	3,611
Standard Chartered Bank	1,152	—	1,152	—	1,152
State Street	399	(399)	—	—	—
Toronto—Dominion Bank	1,414	(1,414)	—	—	—
UBS	5,075	(389)	4,686	—	4,686
Total	$1,021,474	$(448,116)	$573,358	$(484,215)	$89,143

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (18,563)	$ 18,563	$ —	$ —	$ —
Barclays (a)	(239,477)	100,117	(139,360)	139,360	—
BNP Paribas	(5,714)	2,050	(3,664)	—	(3,664)
Citibank (a)	(456,988)	274,982	(182,006)	182,006	—
Deutsche Bank	(5,482)	5,482	—	—	—
Goldman Sachs	(22,456)	22,456	—	—	—
HSBC	(8,206)	8,206	—	—	—
JPMorgan Chase(a)	(97,589)	8,938	(88,651)	88,651	—
Morgan Stanley(a)	(110,208)	5,120	(105,088)	105,088	—
State Street(a)	(3,450)	399	(3,051)	3,051	—
Toronto—Dominion Bank	(17,062)	1,414	(15,648)	—	(15,648)
UBS	(389)	389	—	—	—
Total	$(985,584)	$448,116	$(537,468)	$518,157	$(19,312)

(a)	Actual amount of collateral received from Bank of America and Goldman Sachs and pledged by the Fund to Barclays, Citibank, JPMorgan Chase, Morgan Stanley and State Street exceeded the net amount before collateral and is included in Due to broker and Due from broker, respectively in the Statements of Assets and Liabilities.
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 87,050	$167,568
Futures contracts	265,164	32,922
Credit default swap contracts*	607	—
Purchased options	13,640	—
Written options	—	2,023
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 366,461	$202,513
Less: Derivatives not subject to MNA or similar agreements	(265,771)	(32,922)
Total gross amount of derivatives subject to MNA or similar agreement	$ 100,690	$169,591

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Multisector Bond Fund  (continued)
Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 16,063	$ (1,034)	$15,029	$—	$15,029
Barclays	37,261	(11,840)	25,421	—	25,421
BNP Paribas	4,512	(4,512)	—	—	—
Citibank	16,592	(5,290)	11,302	—	11,302
Goldman Sachs	13,622	(729)	12,893	—	12,893
JPMorgan Chase	10,163	(10,163)	—	—	—
Morgan Stanley	2,477	(2,477)	—	—	—
Total	$100,690	$(36,045)	$64,645	$—	$64,645

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (1,034)	$ 1,034	$ —	$—	$ —
Barclays	(11,840)	11,840	—	—	—
BNP Paribas	(46,887)	4,512	(42,375)	—	(42,375)
Citibank	(5,290)	5,290	—	—	—
Goldman Sachs	(729)	729	—	—	—
JPMorgan Chase	(63,519)	10,163	(53,356)	—	(53,356)
Morgan Stanley	(40,292)	2,477	(37,815)	—	(37,815)
Total	$(169,591)	$36,045	$(133,546)	$—	$(133,546)
Morningstar Global Opportunistic Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$268	$387
Total gross amount of derivatives in the Statement of Assets and Liabilities	$268	$387
Less: Derivatives not subject to MNA or similar agreements	—	—
Total gross amount of derivatives subject to MNA or similar agreement	$268	$387

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
State Street	$268	$(268)	$—	$—	$—
Total	$268	$(268)	$—	$—	$—

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
State Street	$(387)	$268	$(119)	$—	$(119)
Total	$(387)	$268	$(119)	$—	$(119)

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Alternatives Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 380,261	$ 273,557
Futures contracts	1,435,684	789,143
Contracts for difference*	49,643,187	46,036,209
Credit default swap contracts*	—	520
Purchased options	6,210	—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$51,465,342	$47,099,429
Less: Derivatives not subject to MNA or similar agreements	(1,439,554)	(789,663)
Total gross amount of derivatives subject to MNA or similar agreement	$50,025,788	$46,309,766

*	The values of contracts for differences and swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 10,712	$ (10,712)	$ —	$ —	$ —
Barclays	19,661,665	(18,470,023)	1,191,642	—	1,191,642
Citibank (a)	21,702	(19,648)	2,054	(2,054)	—
Deutsche Bank	26,417	(26,417)	—	—	—
Goldman Sachs(b)	20,279,744	(18,527,107)	1,752,637	(130,000)	1,622,637
JPMorgan Chase(b)	9,776,306	(9,135,182)	641,124	(50,000)	591,124
Morgan Stanley	249,242	(86,015)	163,227	—	163,227
Total	$50,025,788	$(46,275,104)	$3,750,684	$(182,054)	$3,568,630

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (36,928)	$ 10,712	$(26,216)	$—	$(26,216)
Barclays	(18,470,023)	18,470,023	—	—	—
Citibank	(19,648)	19,648	—	—	—
Deutsche Bank	(34,863)	26,417	(8,446)	—	(8,446)
Goldman Sachs	(18,527,107)	18,527,107	—	—	—
JPMorgan Chase	(9,135,182)	9,135,182	—	—	—
Morgan Stanley	(86,015)	86,015	—	—	—
Total	$(46,309,766)	$46,275,104	$(34,662)	$—	$(34,662)

(a)	Actual amount of collateral received from Citibank exceeded the net amount before collateral and is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from Goldman Sachs and JPMorgan Chase is included in Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
For the six months ended October 31, 2023, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$64,268,854	$248,587,792	$5,310,707	$ —	$33,247,793
Average Notional Balance - Short	8,895,519	213,447,226	4,269,352	—	40,157,296
Ending Notional Balance - Long	63,091,190	209,133,240	5,075,164	—	78,234,494
Ending Notional Balance - Short	8,275,138	201,455,196	4,680,828	—	40,157,296
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	4,611,471	7,316,720	2,934,169	1,987,621	14,432,120
Average Settlement Value - Sold	5,935,122	6,064,598	6,954,397	37,003	7,631,708
Ending Settlement Value - Purchased	2,302,857	7,447,159	4,619,197	—	26,350,798
Ending Settlement Value - Sold	5,779,305	6,686,532	7,156,483	148,013	19,676,931
Contracts for Difference:
Average Notional Balance - Long	—	—	—	—	1,006,504
Average Notional Balance - Short	—	—	—	—	1,063,634
Ending Notional Balance - Long	—	—	—	—	912,299
Ending Notional Balance - Short	—	—	—	—	1,060,718
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	1,833,402	—	—	472,442
Average Notional Balance - Receives Fixed Rate	—	1,839,765	—	—	675,357
Ending Notional Balance - Pays Fixed Rate	—	3,637,547	—	—	—
Ending Notional Balance - Receives Fixed Rate	—	3,663,000	—	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	2,841,000	79,967,827	—	—	4,253,629
Average Notional Balance - Receives Fixed Rate	1,388,725	41,741,039	—	—	4,339,364

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Interest Rate Swaps (continued):
Ending Notional Balance - Pays Fixed Rate	$2,111,000	$108,203,694	$ —	$—	$ —
Ending Notional Balance - Receives Fixed Rate	2,394,226	43,496,951	—	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	1,628,752	745,713	—	5,440,000
Average Notional Balance - Sell Protection	—	55,462,961	278,750	—	—
Ending Notional Balance - Buy Protection	—	2,266,074	—	—	955,000
Ending Notional Balance - Sell Protection	—	23,091,472	1,115,000	—	—
Options:
Average Notional Balance - Purchased	3,643,936	162,867,197	1,025,500	—	10,232,743
Average Notional Balance - Written	1,318,110	219,701,849	665,500	—	8,760,968
Ending Notional Balance - Purchased	3,262,756	68,654,919	1,331,000	—	515,221
Ending Notional Balance - Written	—	53,550,494	1,331,000	—	—
Swaptions:
Average Notional Balance - Purchased	431,250	121,035,830	—	—	—
Average Notional Balance - Written	—	143,343,103	—	—	—
Ending Notional Balance - Purchased	2,156,000	162,207,620	—	—	—
Ending Notional Balance - Written	—	185,368,712	—	—	—
9. Federal Income Tax Matters
As of October 31, 2023, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Equity Fund	$1,325,960,861	$179,773,089	$ (80,331,787)	$ 99,441,302
International Equity Fund	777,157,519	58,628,749	(122,806,985)	(64,178,236)
Global Income Fund	211,049,788	6,021,201	(19,929,252)	(13,908,051)

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$657,391,346	$4,782,873	$(92,048,281)	$(87,265,408)
Municipal Bond Fund	341,826,966	105,135	(30,819,630)	(30,714,495)
Defensive Bond Fund	135,799,976	764,397	(7,192,516)	(6,428,119)
Multisector Bond Fund	183,089,487	912,909	(18,871,234)	(17,958,325)
Global Opportunistic Equity Fund	281,441,769	8,354,515	(18,685,677)	(10,331,162)
Alternatives Fund	244,342,382	7,202,606	(23,606,968)	(16,404,362)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swaps, contracts for difference, futures contracts, foreign exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only ("IO") securities and contingent payment debt instruments ("CPDIs"), and timing of income recognition from Real Estate Investment Trusts (“REITs”).
As of April 30, 2023, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:
Morningstar Funds	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
U.S. Equity Fund	$ —	$ 5,450,542	$ 17,133,007	$130,444,771	$ —	$ —	$ 153,028,320
International Equity Fund	—	14,735,360	(9,579,354)	2,888,225	—	(92)	8,044,139
Global Income Fund	—	1,498,085	(20,508,265)	(4,719,475)	—	(25)	(23,729,680)
Total Return Bond Fund	—	699,468	(79,072,112)	(55,411,356)	—	(268)	(133,784,268)
Municipal Bond Fund	167,124	—	(4,799,187)	(18,254,102)	—	—	(22,886,165)
Defensive Bond Fund	—	36,353	(3,120,048)	(7,128,532)	—	—	(10,212,227)
Multisector Bond Fund	—	456,786	(21,459,699)	(10,653,812)	—	(44)	(31,656,769)
Global Opportunistic Equity Fund	—	2,548,034	937,412	2,326,857	—	—	5,812,303
Alternatives Fund	—	1,905,757	—	(13,900,981)	(7,309,473)	—	(19,304,697)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At April 30, 2023, no reclassification was recorded.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
The tax character of distributions paid during the fiscal year ended April 30, 2023 were as follows:
	Fiscal Year Ended April 30, 2023
Morningstar Funds	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$ —	$18,811,662	$103,557,071	$122,368,733
International Equity Fund	—	14,561,814	13,660,294	28,222,108
Global Income Fund	—	11,680,371	7,672,134	19,352,505
Total Return Bond Fund	—	22,207,988	—	22,207,988
Municipal Bond Fund	7,795,775	233,504	—	8,029,279
Defensive Bond Fund	—	3,670,466	—	3,670,466
Multisector Bond Fund	—	4,767,479	—	4,767,479
Global Opportunistic Equity Fund	—	4,269,209	1,582,642	5,851,851
Alternatives Fund	—	11,324,569	193,123	11,517,692
The tax character of distributions paid during the fiscal year ended April 30, 2022 were as follows:
	Fiscal Year Ended April 30, 2022
Morningstar Funds	Tax Exempt Income	Ordinary Income	Capital Gains	Return of Capital	Total Distributions Paid
U.S. Equity Fund	$ —	$110,198,770	$128,287,273	$ —	$238,486,043
International Equity Fund	—	45,662,593	96,994,386	—	142,656,979
Global Income Fund	—	14,947,148	13,613,661	—	28,560,809
Total Return Bond Fund	—	13,881,661	4,639,870	—	18,521,531
Municipal Bond Fund	6,838,232	64,365	241,086	—	7,143,683
Defensive Bond Fund	—	4,600,989	785,732	262,291	5,649,012
Multisector Bond Fund	—	8,172,757	1,078,319	—	9,251,076
Global Opportunistic Equity Fund	—	14,334,709	25,786,433	—	40,121,142
Alternatives Fund	—	13,669,424	2,977,689	—	16,647,113
Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2023, the Morningstar International Equity Fund, Global Income Fund, Total Return Bond Fund, Municipal Bond Fund, Defensive Bond Fund, and Multisector Bond Fund had capital losses incurred that will be carried forward indefinitely under the provisions of the Act in the amount of $7,050,714, $14,175,080, $32,826,860, $1,014,677, $521,173, $15,068,238 for short-term capital loss carry-forward and $2,528,640, $6,333,185, $46,245,252, $3,784,510, $2,598,875, $6,391,461 for long-term capital loss carry-forward, respectively.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
For the period subsequent to October 31, 2022, through the fiscal year ended April 30, 2023, the following Funds incurred net capital losses and/or late year ordinary losses for which the Funds intend to treat as having been incurred in the following fiscal year:
Morningstar Funds
Alternatives Fund	$ 7,309,473
10. Principal Risks and Concentrations
Absolute Return Strategy Risk: In seeking low sensitivity to traditional U.S. asset classes, the Alternatives Fund uses an absolute return strategy and a benchmark index of cash-like instruments. Unlike most equity funds, the Fund should not be expected to benefit from broad equity market returns, and unlike traditional bond funds, it may not generate current income or benefit when interest rates decline.
Active Management Risk: The Funds are actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Funds' performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities and each subadviser’s skill in selecting securities and executing its strategy. A Fund could experience losses if these judgments prove to be incorrect.
Asian Market Risk: Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which a Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject a Fund to a higher degree of risk.
Asset Allocation Risk: In an attempt to invest in areas that look most attractive on a valuation basis, the Funds may favor asset classes or market segments that cause the Funds to underperform their benchmarks.
Call Risk: During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing a Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Cash/Cash Equivalents Risk: In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
China Market Risk: To the extent certain Funds invest in securities of companies located in or operating in China, those companies may be subject to decisions made by the Chinese government including through monetary policy and currency exchange rates. Heightened trade tensions or political disputes may disrupt supply chains or adversely impact revenues of companies selling to or within China. Actions outside of the Funds' control may result in the Funds' inability to buy/sell securities listed on Chinese exchanges. For securities of companies located in or operating in China, difficulties may arise in the Public Company

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Accounting Oversight Board’s (“PCAOB’s”) ability to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies, which may impose significant additional risks associated with investments in China.
Collateralized Debt Obligations (CDOs) Risk: In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by a Fund as illiquid investments.
Communications Sector Risk: Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.
Consumer Discretionary Sector Risk: Companies in the consumer discretionary sector may be affected by the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly impacted by social trends and marketing campaigns.
Consumer Staples Sector: The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food, beverages and tobacco; producers of non-durable household goods and personal products; and distributors and retailers of consumer staples products, including food & drug retailing companies. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, epidemics and pandemics, war, terrorism, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials. Supply chain disruptions may negatively impact these companies as well.
Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result a loss of value in such securities. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances, such as an adverse event, the security could experience a reduced income rate, potentially to zero, as a result of the issuer’s common stock not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (e.g., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common stock may have declined, perhaps substantially, and may continue to decline. Further, the issuer’s common stock would be subordinate to the issuer’s other security classes and therefore worsen our standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the issuer’s equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities.
Convertible Securities Risk: Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Covenant Lite Loans Risk: A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Credit Risk: Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
Currency Risk: Because certain Funds may invest in securities of non-U.S. issuers, changes in currency exchange rates (including in the markets in which such non-U.S. issuers’ securities are traded) could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Cybersecurity Risk: A Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Funds and their shareholders could be negatively impacted as a result.
Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that a

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also are susceptible to operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Dollar Rolls Risk: Dollar rolls involve the risk that the market value of the securities that a Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Emerging-Markets Risk: Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Energy Sector Risk: Companies in the energy sector may be affected by worldwide energy prices, exploration production spending, changes in exchange rates, government regulation, world events, depletion of resources, natural disasters and economic conditions. Companies in the energy sector are subject to the market, economic and political risks of the countries where they are located or do business.
European Market Risk: Adverse economic and political events in Europe may cause a Fund’s investments to decline in value. Member states of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, recessions in an EU member country, the departure of a member state from the EU (such as the United Kingdom's departure known as "Brexit"), and war in or around the European region may have a significant adverse effect on the economies of other EU member countries. In addition, Brexit could create actual or perceived additional economic stresses for the United Kingdom, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment. Moreover, the United Kingdom had been one of the EU’s largest economies; its departure also may negatively impact the EU and Europe by triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Russia’s invasion of Ukraine in late February 2022 has significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and North America. The resulting responses of various countries, the European Union and NATO to Russia’s actions, the potential for further sanctions, military escalation and other corresponding events, including potential retaliatory actions by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. Certain sectors including, but not limited to, energy, financials, commodities, engineering, and defense may be particularly affected. This could negatively impact Fund performance and the value of an investment in a Fund, even beyond any direct

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
investment exposure the Fund may have to Russian issuers or the adjoining geographic regions. Any such disruptions caused by Russian military action, resulting sanctions or other actions (including cyberattacks) may magnify the impact of other risks described in this report.
Financials Sector Risk: Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities a Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Floating-Rate Notes Risk: Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income.
Foreign Securities Risk: Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Geographic Concentration Risk: To the extent that a Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.
Health Care Sector Risk: The profitability of companies in the health care sector may be affected by government regulations, limited product lines, and product liability claims. Many health care companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and ultimately unsuccessful.
High-Yield Risk: High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. Changes in general economic conditions, changes in the financial condition of the issuer, and changes in interest rates may adversely impact the value of high-yield securities.
Indexed and Inverse Securities Risk: Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. A Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Industrials Sector Risk: Companies in the industrials sector may be affected by changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Interest-Rate Risk: The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. A Fund may be subject to a greater risk of rising interest rates during low interest rate environments.
Investment Company/ETF Risk: An investment company, including an open or closed-end mutual fund or ETF, in which a Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. A Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for a Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the NAV of the ETF; at times, this premium or discount could be significant.
Loan Risk: Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be made to finance highly leveraged corporate operations or acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a Fund may be unable to sell loans at a desired time or price. Extended trade settlement periods for certain loans may result in cash not being immediately available to a Fund upon sale of the loan. As a result, a Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Loans are also subject to the risk of price declines and to increases in prevailing interest rates. If a Fund acquires only an assignment or a participation in a loan made by a third party, the Fund may not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender. In addition, loans held by a Fund may not be considered “securities” under the federal securities laws and therefore a Fund may not receive the same investor protections with respect to such investments that are available to purchasers of investments that are considered “securities” under the federal securities laws.
Long/Short Strategy Risk: While the Alternatives Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Market Risk: The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.
Master Limited Partnership (MLP) Risk: MLPs are subject to, among other risks, cash flow risks, tax risk, deferred tax risk and capital market risk. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. MLPs also are subject to tax risk, which is the risk that an MLP might lose its partnership status for tax purposes. Deferred tax risk is the risk that we incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. Capital markets risk is the risk that MLPs will be unable to raise capital to meet their obligations as they come due or execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures.
Merger Arbitrage Risk: Investments in companies that are the subject of a publicly-announced transaction carry the risk the transaction is renegotiated, takes longer to complete than originally planned and that the transaction is never completed. Any such event could cause a Fund to incur a loss. In the case of an investment in a potential target company, if the proposed transaction appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security will usually decline sharply, resulting in a loss to a Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. During periods of market stress, the availability of transactions of the type in which a Fund invests may be significantly limited. In certain circumstances, a sub-adviser may engage in litigation related to the appraisal of securities held by a Fund to maximize value for Fund shareholders in connection with its merger arbitrage strategy.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk: When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”)

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
Multimanager and Subadviser Selection Risk: To a significant extent, a Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Municipal Focus Risk: Certain Funds may be more sensitive to adverse economic, business or political developments if a substantial portion of its assets are invested in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as medical, education, health care, housing, utilities or transportation). A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project may impact projects in similar segments, thereby increasing the risk of loss to a Fund.
Municipal Securities Risk: The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.
Portfolio Turnover Risk: Certain Funds may engage in active and frequent trading of their portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Preferred Stock Risk: Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.
Private Placements Risk: Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV.
Quantitative Models Risk: Morningstar may utilize quantitative models in managing all or a portion of a Fund. Such quantitative models may not perform as expected and may cause a Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation, or maintenance of the technology used in the quantitative model. These issues could negatively impact investment returns. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models by Morningstar will enable a Fund to achieve its objective.
REITs and Other Real Estate Companies Risk: REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to a Fund.
Risks of Investing in Latin American Issuers: The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of a Fund’s investments.
Short Sales Risk: Short sales involve selling a security a Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short sales are highly speculative and may subject a Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely. Short sales also create leverage which increases a Fund’s exposure to the market.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
Smaller Companies Risk: The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
Sovereign Debt Securities Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Supranational Entities Risk: A Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
Technology Sector Risk: Securities issued by technology companies have historically been volatile due to the rapid pace of product change and development within the sector. Technology companies are subject to intense competition, rapid obsolescence of their products or lack of commercial success, issues with obtaining financing or regulatory approvals, product incompatibility, delays in or cancellation of the release of anticipated products, and high required corporate capital expenditure for research and development of new products. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments, and changes in consumer preferences or investor perception of a company and/or its products or services. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company’s profitability. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.
U.S. Government Securities Risk: U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which a Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
When-Issued and Delayed Delivery Securities Risk: When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Notes to Financial Statements (continued)
11. Principal Ownership
As of October 31, 2023, the Funds had omnibus accounts owning more than 5% of the total Institutional shares outstanding of each Fund as follows:
Morningstar Funds	Number of Shareholders	% Ownership[1]
U.S. Equity Fund	4	99%
International Equity Fund	4	99%
Global Income Fund	4	99%
Total Return Bond Fund	4	99%
Municipal Bond Fund	4	99%
Defensive Bond Fund	3	96%
Multisector Bond Fund	4	99%
Global Opportunistic Equity Fund	4	99%
Alternatives Fund	4	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
12. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount of 1.25% above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the six months ended October 31, 2023, the Funds made no borrowings against the line of credit.
13. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued.
SSI Investment Management LLC (“SSI”), a subadviser to the Alternatives Fund, underwent a change in ownership, which is anticipated to close the fourth quarter of 2023, and will result in the automatic termination of the subadvisory agreement that was then in effect between SSI and MIM. As of that date, SSI will begin operating under a new subadvisory agreement pursuant to which the same investment subadvisory services will continue to be provided to the Alternatives Fund. (See the Board Approval of New Subadvisory Agreement section below for more information on the approval of the new subadvisory agreement.)

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Expenses
As a shareholder of a series within Morningstar Funds Trust, you incur ongoing costs, including management fees, administration, custody, sub-accounting, trustees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period, May 1, 2023 through October 31, 2023.
Actual Expenses
The three columns for each Fund in the table under the "Actual" heading provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second column for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The last three columns for each Fund in the table under the "Hypothetical (5% return)" heading provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the last three columns for each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar U.S. Equity Fund	0.84%	$1,000.00	$1,004.70	$4.23	$1,000.00	$1,020.91	$4.27
Morningstar International Equity Fund	0.98	1,000.00	924.60	4.74	1,000.00	1,020.21	4.98
Morningstar Global Income Fund	0.70	1,000.00	961.80	3.45	1,000.00	1,021.62	3.56
Morningstar Total Return Bond Fund	0.53	1,000.00	933.20	2.58	1,000.00	1,022.47	2.69
Morningstar Municipal Bond Fund	0.58	1,000.00	967.30	2.87	1,000.00	1,022.22	2.95

Morningstar Funds Trust    October 31, 2023 (unaudited)

Fund Expenses (continued)
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar Defensive Bond Fund	0.48%	$1,000.00	$1,010.60	$2.43	$1,000.00	$1,022.72	$2.44
Morningstar Multisector Bond Fund	0.79	1,000.00	970.70	3.91	1,000.00	1,021.17	4.01
Morningstar Global Opportunistic Equity Fund	0.72	1,000.00	963.20	3.55	1,000.00	1,021.52	3.66
Morningstar Alternatives Fund	1.18	1,000.00	1,018.40	5.99	1,000.00	1,019.20	5.99

*	Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by [184/366] (to reflect the one-half year period).

Morningstar Funds Trust Privacy Policy (unaudited)
PLEASE READ "OTHER IMPORTANT INFORMATION" SECTION BELOW FOR INFORMATION ABOUT MORNINGSTAR FUNDS TRUST ACCESS TO YOUR PERSONAL INFORMATION

Why?		Financial companies can choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand Morningstar Funds Trust access to your personal information.

What?		Personal information includes, but is not limited to:
	►	Your name, address, phone number, and email address;
	►	Your social security number or other unique identifier;
	►	Your account information, such as account balance and transactions (including account transaction history);
	►	Your demographic information, such as age, income, investment preferences, investment experience, and risk profile.

How?		All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Trust chooses to share; and whether you can limit this sharing.

Reasons financial companies can share your personal information	Does Morningstar Funds Trust share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations.	See “Other Important Information” below.	No
For our marketing purposes—to offer our products and services.	No	N/A
For joint marketing with other financial companies.	No	N/A
For our affiliates’ everyday business purposes—information about your transactions and experiences.	No	N/A
For our affiliates’ everyday business purposes—information about your creditworthiness.	No	N/A
For our affiliates to market to you.	No	N/A
For nonaffiliates to market to you.	No	N/A

Who we are		Who is providing this notice? Morningstar Funds Trust

What we do		How does Morningstar Funds Trust protect your personal information?
Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by industry standard firewall and password protection systems.
How does Morningstar Funds Trust collect your personal information?
We will collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the "Other Important Information" section below.
Why can’t you limit sharing?
Federal law gives you the right to limit only:
	►	sharing for affiliates’ everyday business purposes—information about your creditworthiness;
	►	affiliates from using your information to market to you;

	►	sharing for nonaffiliates to market to you.
State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions		Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
	►	Morningstar Funds Trust’s investment adviser is Morningstar Investment Management LLC, a wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Services LLC, a wholly owned subsidiary of Morningstar Investment Management LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	►	The Trust does not share your personal information with nonaffiliates for marketing their services to you.
Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	►	The Trust does not have such an agreement in place.

Other Important Information		Morningstar Funds Trust ("Morningstar Funds") are available through investment platforms provided by financial institutions on a stand-alone basis and/or as part of a model portfolio ("Solutions")
Such Solutions include, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model marketplaces. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”) who report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds. From time-to-time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds Trust reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (as amended), Morningstar Funds Trust (the “Trust”) has established a written liquidity risk management program (“Program”) to govern the approach in managing liquidity risk within each series of the Trust (each a “Fund” and collectively the “Funds”). For purposes of the Program, liquidity risk means the risk that a Fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the Fund.
The Program is overseen by the Liquidity Committee which is comprised of representatives of the Funds' investment adviser, Morningstar Investment Management LLC (“MIM”) and certain officers of the Trust (e.g., the Trust’s Principal Financial Officer). The Funds’ Board of Trustees (“Board”) has approved the Program on behalf of the Trust as well as the designation of the Liquidity Committee to oversee the Program. In administering the Program, the Liquidity Committee seeks input from MIM and/or subadviser(s) when such input is deemed necessary or appropriate by the Liquidity Committee.
In general, liquidity risk is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of a Fund, with the objective of maintaining a level of liquidity that is appropriate considering the Fund’s obligations to current and future shareholders. Liquidity management for each Fund is based on an assessment of the liquidity of each portfolio asset, considering the time required to liquidate an asset and the price or value at which those assets can be liquidated, in accordance with the requirements of Rule 22e-4.
At a meeting of the Board held on September 14, 2023, a written report from the Liquidity Committee was provided to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation (the “Report”) for the annual period from July 1, 2022 through June 30, 2023 (the “Reporting Period”).
During the Reporting Period, each Fund maintained a high level of liquidity and was deemed to primarily hold assets that are defined as highly liquid investments. As a result, no Fund was required to establish or adopted a Highly Liquid Investment Minimum during the Reporting Period.
The Report did not identify any significant liquidity events that materially affected the performance of any Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Reporting Period. In addition, all Funds complied with the 15% limitation on illiquid investments during the Reporting Period, consistent with the Program and the relevant requirements of Rule 22e-4.
The Liquidity Committee has determined that the Program operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period and is reasonably designed to manage each Fund’s liquidity risk. However, please note, there can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Board Approval of New Subadvisory Agreement (unaudited)
At a meeting of the Board of Trustees (the “Board”) of Morningstar Funds Trust (the “Trust”) on September 14, 2023, the Board unanimously approved a new subadvisory agreement for the Morningstar Alternatives Fund (the “Fund”) by and among SSI Investment Management LLC (“SSI”), the Trust and Morningstar Investment Management LLC (“MIM”) (the “New SSI Subadvisory Agreement”).  The New SSI Subadvisory Agreement was approved in anticipation of an ownership change of SSI’s majority owner, Resolute Investment Managers, Inc. (“RIM”), which was expected to close in the fourth quarter of 2023 (the “Transaction”).
It was anticipated that the Transaction would result in a “change in control” of SSI, and therefore, would constitute an “assignment,” as such term is defined in the Investment Company Act of 1940, as amended, of the existing subadvisory agreement (dated May 31, 2019) by and among SSI, the Trust, and MIM, on behalf of the Fund (the “Original SSI Subadvisory Agreement”).  The terms of the proposed New SSI Subadvisory Agreement, other than its effective date, were identical in all respects to the Original SSI Subadvisory Agreement that had been considered and approved by the Board at the meeting held on March 14, 2023 (the “March Meeting”).  In order to permit SSI to continue to provide investment advisory services to the Fund, the Board considered and approved the New SSI Subadvisory Agreement, to become effective following the Transaction.
The material factors considered and the conclusions that formed the bases of the Board’s approval of the New SSI Subadvisory Agreement are described below.  This summary describes the most significant, but not all, of the factors evaluated by the Board.  The Board did not quantify or assign relative weights to the factors.  Each member of the Board may have assigned different weights to the factors.
In considering the approval of the New SSI Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Fund, MIM, and SSI.  The Board considered the approval of the Original SSI Subadvisory Agreement, and considered the nature, extent and quality of services provided by SSI, its investment performance with regard to the management of its allocated portion of the Fund, and the subadvisory fee.
The Board reviewed information provided by MIM and SSI regarding the Transaction, as well as a copy of the proposed New SSI Subadvisory Agreement.  The Board noted that the New SSI Subadvisory Agreement provided for the same services and fees as the Original SSI Subadvisory Agreement and that the New SSI Subadvisory Agreement was in all respects identical to the Original SSI Subadvisory Agreement, except for the effective date.  Given that the services and fees provided under the New SSI Subadvisory Agreement were identical to the services and fees under the Original SSI Subadvisory Agreement, the Board’s deliberations at the March Meeting remained relevant.
At the March Meeting, the Board considered multiple factors that it deemed relevant, including, but not limited to:
• The form of the Original SSI Subadvisory Agreement.
• The investment performance of the Fund and the performance of MIM and SSI in achieving this performance.
• Whether the Fund had operated in accordance with its investment objective.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Board Approval of New Subadvisory Agreement (unaudited) (continued)
• The fairness of the compensation under the Fund’s investment advisory agreement and the Original SSI Subadvisory Agreement.
• The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of the Fund and existing fee waivers and expense reimbursements.
• MIM’s investment principles.
• The nature, extent and quality of services that SSI provided and would be expected to provide to the Fund.
• The background, experience, personnel (including talent management and related diversity, equity, and inclusion matters), operations, technology, policies, procedures and compliance functions of SSI, including its experience as a manager of other funds and accounts, its investment management approach and resources, its financial condition and reputation in the industry.
• The compatibility of SSI’s operations, policies, procedures and compliance functions with those of MIM and other service providers to the Fund.
• The Trust’s Chief Compliance Officer’s review of the compliance programs and capabilities of SSI, including the policies and procedures in place to address actual and potential conflicts of interest.
• MIM’s risk management program, especially those aspects of the program related to selecting and overseeing subadvisers for the Fund.
• The use of derivatives and other complex instruments to carry out the Fund’s investment goals.
• SSI’s risk management program.
• Profitability matters and economies of scale.
MIM recommended the approval of the New SSI Subadvisory Agreement, pursuant to which SSI would continue to serve as a subadviser to the Fund following the Transaction.  The approval of the New SSI Subadvisory Agreement was recommended by MIM because, among other factors: (i) the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by SSI to the Fund; (ii) the SSI personnel who have been responsible for managing SSI’s allocated portion of the Fund would continue to serve in their respective capacities following the Transaction; (iii) the terms of the New SSI Subadvisory Agreement were similar, in all material respects other than the effective date, to the Original SSI Subadvisory Agreement that was approved by the Board at the March Meeting; and (iv) SSI’s historical investment performance with respect to its allocated portion of the Fund had been acceptable.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Board Approval of New Subadvisory Agreement (unaudited) (continued)
Significant factors considered by the Board included the following:
Services Provided
The Board considered its analysis at the March Meeting of the nature, extent and quality of the services provided by SSI to the Fund.  At the March Meeting, the Board considered the Fund’s investment goal, MIM’s and SSI’s investment strategy to achieve that goal, and MIM’s and SSI’s success in achieving, and ability to continue to achieve, that investment strategy.  The Board also took note of the responsibilities that SSI has with respect to the portion of the Fund’s assets allocated to it by MIM.  The Board noted its consideration at the March Meeting of the other investment advisory services offered by SSI and reviewed the allocation of assets and expenses among those services, as well as their fees, the reasons for differences in fees and any potential conflicts in connection with providing these services.  The Board considered MIM’s rationale for recommending the continued retention of SSI, and that the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by SSI to the Fund.
Based on its consideration and review of the foregoing factors, the Board concluded that it was satisfied with the nature, extent and quality of the overall services provided and to be provided by SSI.  The Board was confident in the abilities of SSI to continue to implement the investment strategy of the Fund and to continue to provide quality services to the Fund.
Investment Performance
The Board considered its analysis at the March Meeting regarding SSI’s investment performance.  The Board considered its prior comparison of this performance to the Fund’s peer group and benchmark.  The Board concluded that its prior consideration of the performance record for SSI in managing its portion of the Fund supported a decision to approve the New SSI Subadvisory Agreement.
The Cost of Services and Fund Expenses
The Board considered its analysis at the March Meeting regarding the cost of services provided and to be provided by MIM and SSI and the losses realized by MIM from a relationship with the Fund.  At the March Meeting the Board had considered profitability information, expenses absorbed by MIM through fee waivers and reimbursements, comparative fee data, and actual and potential benefits (often called “fall-out benefits”) that accrue to MIM and SSI from managing the Fund.  The Board noted that the subadvisory fee is paid to SSI by MIM and is not an additional fee borne by the Fund, and that this fee was the product of arms-length negotiations between MIM and SSI.  The Board considered that the subadvisory fee set forth under the proposed New SSI Subadvisory Agreement would be the same as that set forth under the Original SSI Subadvisory Agreement approved by the Board at the March Meeting, and that the investment advisory fee paid by the Fund would similarly remain unaffected by the Transaction.  The Board also considered its analysis at the March Meeting regarding fund expenses.  The Board concluded that its prior consideration of the cost of services and fund expenses was relevant to SSI and the Fund, and supported a decision to approve the New SSI Subadvisory Agreement.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Board Approval of New Subadvisory Agreement (unaudited) (continued)
Economies of Scale
The Board considered its analysis at the March Meeting of the economies of scale that may be realized by MIM and SSI as the Fund grows larger and the extent to which these economies would be shared with the Fund’s shareholders.  For the reasons discussed at the March Meeting, the Board concluded that economies of scale continued to not be a significant factor with regard to the management fees paid by the Fund at this time given the current assets in the Fund and the limited operating history of the Fund and the expense limitation arrangements that are in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to its decision, the Board—including a majority of the Independent Trustees with the assistance of counsel—approved the New SSI Subadvisory Agreement and concluded that the subadvisory fee structure provided for in the agreement continued to be fair and reasonable.

Morningstar Funds Trust    October 31, 2023 (unaudited)

Additional Information
Proxy Voting Policies and Proxy Voting Record
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the subadvisers for their respective assets managed, as applicable. The Adviser and each subadviser will vote such proxies in accordance with its proxy policies and procedures, which are available, free of charge, by calling 877-626-3224.  Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by call 877-626-3224 and (2) on the SEC’s website at http://sec.gov.
Form N-PORT Disclosure
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT (and its predecessor form, Form N-Q) filings are available on the SEC’s website at http://www.sec.gov.

Morningstar Funds Trust is available to citizens or
legal residents of the United States or its territories through model portfolios designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Views, opinions, portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change. Such views and opinions are not to be viewed as investment advice.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 26, 2023

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: December 26, 2023